OMB APPROVAL

OMB Number: 3235-0578

Expires: January 31, 2016

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives Portfolio

Voya Global Resources Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Liquid Assets Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY BlackRock Health Sciences Opportunities Portfolio

VY BlackRock Inflation Protected Bond Portfolio

VY BlackRock LargeCap Growth Portfolio

VY Clarion Global Real Estate Portfolio

VY Clarion Real Estate Portfolio

VY DFA World Equity Portfolio

VY FMRSM Diversified Mid Cap Portfolio

VY Franklin Income Portfolio

VY Franklin Mutual Shares Portfolio

VY Franklin Templeton Founding Strategy Portfolio

VY Invesco Growth and Income Portfolio

VY JPMorgan Emerging Markets Equity Portfolio

VY JPMorgan Small Cap Core Equity Portfolio

VY Marsico Growth Portfolio

VY MFS Total Return Portfolio

VY MFS Utilities Portfolio

VY Morgan Stanley Global Franchise Portfolio

VY T. Rowe Price Capital Appreciation Portfolio

VY T. Rowe Price Equity Income Portfolio

VY T. Rowe Price International Stock Portfolio

VY Templeton Global Growth Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,053,278	Voya Emerging Markets Index Portfolio - Class I	$22,770,848	10.5
1,930,073	Voya Global Bond Fund - Class R6	21,365,906	9.9
2,468,788	Voya GNMA Income Fund - Class I	21,305,640	9.8
675,547	Voya Growth and Income Portfolio - Class I	21,739,102	10.0
2,012,807	Voya High Yield Portfolio - Class I	21,557,165	10.0
2,188,989	Voya International Index Portfolio - Class I	22,086,899	10.2
1,279,936	Voya MidCap Opportunities Portfolio - Class I	21,144,546	9.8
863,914	Voya Small Company Portfolio - Class I	21,571,932	10.0
2,021,263	Voya U.S. Bond Index Portfolio - Class I	21,364,753	9.9
1,921,368	VY Clarion Global Real Estate Portfolio - Class I	21,692,240	10.0

Total Mutual Funds
(Cost $214,010,698)	216,599,031	100.1

Liabilities in Excess of Other Assets	(120,832)	(0.1)
Net Assets	$216,478,199	100.0

Cost for federal income tax purposes is $214,021,798.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,853,672
Gross Unrealized Depreciation	(276,439)

Net Unrealized Appreciation	$2,577,233

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$216,599,031	$–	$–	$216,599,031
Total Investments, at fair value	$216,599,031	$–	$–	$216,599,031

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,471,617	$19,545,323	$(460,452)	$1,214,360	$22,770,848	$-	$2,062	$-
Voya Global Bond Fund - Class R6	2,460,756	19,403,694	(500,370)	1,826	21,365,906	25,254	14,013	-
Voya GNMA Income Fund - Class I	2,459,087	19,439,942	(521,191)	(72,198)	21,305,640	22,516	553	-
Voya Growth and Income Portfolio - Class I	2,496,294	19,432,257	(428,427)	238,978	21,739,102	-	34,086	-
Voya High Yield Portfolio - Class I	2,464,907	19,525,366	(483,460)	50,352	21,557,165	95,200	8,362	-
Voya International Index Portfolio - Class I	2,471,215	19,540,509	(436,228)	511,403	22,086,899	-	26,284	-
Voya MidCap Opportunities Portfolio - Class I	2,475,124	19,327,299	(432,839)	(225,038)	21,144,546	-	29,673	-
Voya Small Company Portfolio - Class I	2,465,338	19,341,795	(423,607)	188,406	21,571,932	-	38,905	-
Voya U.S. Bond Index Portfolio - Class I	2,467,347	19,439,390	(527,494)	(14,490)	21,364,753	-	4,610	-
VY Clarion Global Real Estate Portfolio - Class I	2,478,834	19,371,791	(464,777)	306,392	21,692,240	-	18,423	-
	$24,710,519	$194,367,366	$(4,678,845)	$2,199,991	$216,599,031	$142,970	$176,971	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Global Resources Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Canada: 12.9%
592,100		Alamos Gold, Inc.	$5,350,592	0.7
265,400		Barrick Gold Corp.	4,732,082	0.7
125,400		Calfrac Well Services Ltd.	3,990,567	0.6
716,200		Canadian Natural Resources Ltd.	27,480,594	3.9
321,100	@	Dominion Diamond Corp.	4,313,284	0.6
494,763		Eldorado Gold Corp.	2,760,778	0.4
421,494		GoldCorp, Inc.	10,318,173	1.4
137,867		HudBay Minerals, Inc.	1,076,248	0.1
577,400	@	Lundin Mining Corp.	2,653,272	0.4
245,000	@	MEG Energy Corp.	8,279,692	1.2
290,300		Suncor Energy, Inc.	10,148,888	1.4
312,496	L	Teck Cominco Ltd. - Class B	6,774,913	0.9
319,200		Trican Well Services Ltd.	4,039,446	0.6
			91,918,529	12.9

		China: 0.2%
2,168,000		Anton Oilfield Services Group	1,383,487	0.2

		France: 1.0%
70,915		Technip S.A.	7,310,294	1.0

		Netherlands: 2.1%
83,600	@	LyondellBasell Industries NV - Class A	7,435,384	1.1
100,242		Royal Dutch Shell PLC - Class A ADR	7,323,681	1.0
			14,759,065	2.1

		Norway: 1.1%
274,100	@	Statoil ASA ADR	7,735,102	1.1

		Russia: 0.2%
46,121		Eurasia Drilling Co. Ltd. GDR	1,182,081	0.2

		United Kingdom: 2.0%
64,287		Randgold Resources Ltd. ADR	4,821,525	0.7
168,072		Rio Tinto PLC	9,372,937	1.3
			14,194,462	2.0

		United States: 79.0%
298,600		Anadarko Petroleum Corp.	25,309,336	3.6
114,577		Antero Resources Corp.	7,172,520	1.0
350,047		Arch Coal, Inc.	1,687,227	0.2
150,600		Basic Energy Services, Inc.	4,127,946	0.6
106,600		Celanese Corp.	5,917,366	0.8
26,200		CF Industries Holdings, Inc.	6,828,768	1.0
328,279		Chevron Corp.	39,035,656	5.5
62,400		Cimarex Energy Co.	7,432,464	1.1
387,100		Cobalt International Energy, Inc.	7,091,672	1.0
267,500		ConocoPhillips	18,818,625	2.7
248,200		Consol Energy, Inc.	9,915,590	1.4
151,400		EOG Resources, Inc.	29,700,138	4.2
642,758		ExxonMobil Corp.	62,784,601	8.8
204,000		Forum Energy Technologies, Inc.	6,319,920	0.9
551,078		Freeport-McMoRan Copper & Gold, Inc.	18,224,149	2.6
463,900	L	FX Energy, Inc.	1,549,426	0.2
498,228		Halliburton Co.	29,340,647	4.1
231,400		Hess Corp.	19,178,432	2.7
84,300		International Paper Co.	3,867,684	0.5
355,400		Laredo Petroleum, Inc.	9,190,644	1.3
242,000	@	Louisiana-Pacific Corp.	4,082,540	0.6
73,200		Marathon Petroleum Corp.	6,371,328	0.9
26,400		Monsanto Co.	3,003,528	0.4
60,800		Mosaic Co.	3,040,000	0.4
252,800	@	Newfield Exploration Co.	7,927,808	1.1
48,900		Oasis Petroleum, Inc.	2,040,597	0.3
419,200		Occidental Petroleum Corp.	39,945,568	5.6
49,700		Oceaneering International, Inc.	3,571,442	0.5
301,600		Patterson-UTI Energy, Inc.	9,554,688	1.4
306,800		Phillips 66	23,642,008	3.3
131,500		Range Resources Corp.	10,910,555	1.5
31,700		Rock-Tenn Co.	3,346,569	0.5
250,000	@	Rowan Companies PLC	8,420,000	1.2
77,000		Royal Gold, Inc.	4,821,740	0.7
581,525		Schlumberger Ltd.	56,698,688	8.0
291,600	@	Southwestern Energy Co.	13,416,516	1.9
305,500	@	Stillwater Mining Co	4,524,455	0.6
241,700		Superior Energy Services	7,434,692	1.1
413,038	@,L	Thompson Creek Metals Co., Inc.	900,423	0.1
24,000		Union Pacific Corp.	4,503,840	0.6
137,200	@	Unit Corp.	8,970,136	1.3
284,300		Valero Energy Corp.	15,096,330	2.1
79,400		Williams Cos., Inc.	3,222,052	0.5
44,600		Worthington Industries	1,705,950	0.2
			560,644,264	79.0

	Total Common Stock
	(Cost $592,131,706)		699,127,284	98.5

PORTFOLIO OF INVESTMENTS
Voya Global Resources Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.4%
681,588	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $681,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $695,221, due 01/31/16-11/01/43)	$681,588	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.2
		2,681,588	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
10,997,031	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,997,031)	10,997,031	1.5

Total Short-Term Investments
(Cost $13,678,619)	13,678,619	1.9

Total Investments in Securities (Cost $605,810,325)	$712,805,903	100.4
Liabilities in Excess of Other Assets	(3,048,739)	(0.4)
Net Assets	$709,757,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $616,048,264.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,185,466
Gross Unrealized Depreciation	(37,427,827)

Net Unrealized Appreciation	$96,757,639

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	26.1%
Oil & Gas Exploration & Production	17.8
Energy Equipment & Services	11.6
Oil & Gas Equipment & Services	6.7
Oil & Gas Refining & Marketing	5.4
Energy	4.4
Materials	4.2
Oil & Gas	4.2
Metals & Mining	3.9
Gold	3.2
Coal & Consumable Fuels	1.6
Diversified Metals & Mining	1.5
Oil & Gas Services	1.6
Oil & Gas Drilling	1.3
Chemicals	1.1
Mining	0.7
Precious Metals & Minerals	0.6
Road & Rail	0.6
Retail	0.6
Paper Products	0.5
Oil & Gas Storage & Transportation	0.5
Fertilizers & Agricultural Chemicals	0.4
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Resources Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Canada	$91,918,529	$–	$–	$91,918,529
China	–	1,383,487	–	1,383,487
France	–	7,310,294	–	7,310,294
Netherlands	14,759,065	–	–	14,759,065
Norway	7,735,102	–	–	7,735,102
Russia	1,182,081	–	–	1,182,081
United Kingdom	–	14,194,462	–	14,194,462
United States	560,644,264	–	–	560,644,264
Total Common Stock	676,239,041	22,888,243	–	699,127,284
Short-Term Investments	10,997,031	2,681,588	–	13,678,619
Total Investments, at fair value	$687,236,072	$25,569,831	$–	$712,805,903

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.0%
		Basic Materials: 7.1%
2,500,000		Aleris International, Inc., 7.625%, 02/15/18	$2,596,875	0.3
750,000		Aleris International, Inc., 7.875%, 11/01/20	776,250	0.1
3,000,000		ArcelorMittal, 6.000%, 03/01/21	3,213,750	0.4
2,000,000		Ashland, Inc., 4.750%, 08/15/22	1,972,500	0.2
1,000,000		Celanese US Holdings, LLC, 5.875%, 06/15/21	1,080,000	0.1
1,000,000		Celanese US Holdings, LLC, 6.625%, 10/15/18	1,061,000	0.1
1,500,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	1,488,750	0.2
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	2,162,500	0.2
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	1,103,750	0.1
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,828,750	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,560,000	0.2
1,000,000		Huntsman International LLC, 4.875%, 11/15/20	1,011,250	0.1
4,000,000		Huntsman International, LLC, 8.625%, 03/15/21	4,500,000	0.5
2,000,000	#	INEOS Finance PLC, 7.500%, 05/01/20	2,202,500	0.3
1,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	1,023,750	0.1
1,250,000	#	INEOS Group Holdings SA, 6.125%, 08/15/18	1,301,563	0.1
1,800,000	#	Kinove German Bondco GmbH, 9.625%, 06/15/18	1,957,500	0.2
4,000,000		Momentive Performance Materials, Inc., 8.875%, 10/15/20	4,355,000	0.5
3,500,000		Novelis, Inc./GA, 8.375%, 12/15/17	3,749,375	0.4
3,000,000		Novelis, Inc./GA, 8.750%, 12/15/20	3,367,500	0.4
500,000	#,&	Orion Engineered Carbons Finance & Co. SCA, 9.250%, 08/01/19	521,250	0.1
3,000,000	#	Perstorp Holding AB, 8.750%, 05/15/17	3,225,000	0.4
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,418,025	0.2
3,000,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	3,382,500	0.4
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	525,000	0.1
1,000,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	1,035,000	0.1
2,250,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,334,375	0.3
750,000		Steel Dynamics, Inc., 6.125%, 08/15/19	819,375	0.1
250,000		Steel Dynamics, Inc., 7.625%, 03/15/20	271,875	0.0
1,000,000	#	Taminco Global Chemical Corp., 9.750%, 03/31/20	1,132,500	0.1
2,710,000	L	Tronox Finance LLC, 6.375%, 08/15/20	2,798,075	0.3
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,851,425	0.3
			62,626,963	7.1

		Communications: 18.0%
2,000,000	#	Altice Financing SA, 6.500%, 01/15/22	2,115,000	0.2
3,000,000	#	Altice Finco SA, 8.125%, 01/15/24	3,247,500	0.4
2,130,000		AMC Networks, Inc., 4.750%, 12/15/22	2,130,000	0.2
600,000		AMC Networks, Inc., 7.750%, 07/15/21	679,500	0.1
4,058,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,169,595	0.5
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,012,500	0.1
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,982,500	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	997,500	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,063,750	0.1
2,500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,418,750	0.3
500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	530,625	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
500,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 8.125%, 04/30/20	548,750	0.1
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,168,750	0.4
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	2,985,000	0.3
1,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	1,312,500	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,300,000	0.4
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,066,250	0.1
2,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,415,937	0.3
3,500,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	3,797,500	0.4
1,788,000	#	CommScope, Inc., 8.250%, 01/15/19	1,944,450	0.2
1,500,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,706,250	0.2
1,300,000		CSC Holdings, LLC, 6.750%, 11/15/21	1,459,250	0.2
2,000,000		CSC Holdings, LLC, 7.625%, 07/15/18	2,332,500	0.3
1,000,000		CSC Holdings, LLC, 7.875%, 02/15/18	1,160,000	0.1
3,430,000		DISH DBS Corp., 5.000%, 03/15/23	3,464,300	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,070,000	0.1
3,430,000		DISH DBS Corp., 6.750%, 06/01/21	3,850,175	0.4
2,400,000		DISH DBS Corp., 7.875%, 09/01/19	2,844,000	0.3
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,112,500	0.1
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,156,500	0.2
600,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	661,500	0.1
750,000		Hughes Satellite Systems Corp., 7.625%, 06/15/21	849,375	0.1
1,500,000	#	Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,475,625	0.2
3,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,266,250	0.4
2,000,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	2,160,000	0.2
2,500,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	2,690,625	0.3
1,500,000	#	Intelsat Luxembourg SA, 7.750%, 06/01/21	1,584,375	0.2
2,000,000	#	Intelsat Luxembourg SA, 8.125%, 06/01/23	2,127,500	0.2
2,175,000	#	Lamar Media Corp., 5.375%, 01/15/24	2,240,250	0.2
500,000		Lamar Media Corp., 5.000%, 05/01/23	502,500	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	532,500	0.1
2,000,000		Lamar Media Corp., 7.875%, 04/15/18	2,087,500	0.2
3,000,000		LIN Television Corp., 6.375%, 01/15/21	3,195,000	0.4
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,967,125	0.4
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,213,750	0.4
3,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	3,240,000	0.4
2,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	2,278,125	0.3
3,000,000		Nielsen Finance, LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,221,250	0.4
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,163,345	0.1
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	566,250	0.1
500,000		SBA Communications Corp., 5.625%, 10/01/19	526,250	0.1
500,000		SBA Communications Corp., 5.750%, 07/15/20	526,250	0.1
1,000,000		Sinclair Television Group, Inc., 5.375%, 04/01/21	997,500	0.1
4,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	4,426,125	0.5
6,440,000	#,L	Sirius XM Radio, Inc., 5.750%, 08/01/21	6,729,800	0.8
5,500,000		Sprint Capital Corp., 6.900%, 05/01/19	6,063,750	0.7
2,000,000	#	Sprint Corp., 7.125%, 06/15/24	2,105,000	0.2
500,000	#	Sprint Corp., 7.250%, 09/15/21	546,875	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,250,000	#	Sprint Corp., 7.875%, 09/15/23	1,378,125	0.1
7,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	7,166,250	0.8
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	2,210,000	0.2
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,707,875	0.3
1,000,000		Syniverse Holdings, Inc., 9.125%, 01/15/19	1,092,500	0.1
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	795,937	0.1
2,500,000		T-Mobile USA, Inc., 6.625%, 04/01/23	2,662,500	0.3
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,171,250	0.4
250,000	L	T-Mobile USA, Inc., 6.836%, 04/28/23	269,062	0.0
6,000	#	Univision Communications, Inc., 6.750%, 09/15/22	6,668	0.0
1,325,000	#	Univision Communications, Inc., 6.875%, 05/15/19	1,427,688	0.2
4,500,000	#	Univision Communications, Inc., 7.875%, 11/01/20	4,995,000	0.6
1,500,000		VeriSign, Inc., 4.625%, 05/01/23	1,447,500	0.2
2,000,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	2,120,000	0.2
2,000,000	#,&,L	Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17	2,105,000	0.2
			158,541,582	18.0

		Consumer, Cyclical: 13.5%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	3,081,400	0.4
750,000	#	Allegion US Holding Co., Inc., 5.750%, 10/01/21	793,125	0.1
4,000,000	#	AMC Entertainment, Inc., 5.875%, 02/15/22	4,080,000	0.5
3,000,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,262,500	0.4
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,322,500	0.4
2,000,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,780,000	0.2
3,000,000	#	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	3,172,500	0.4
2,500,000	#,L	Caesars Entertainment Resort Properties LLC, 11.000%, 10/01/21	2,637,500	0.3
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,753,750	0.4
3,000,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	2,895,000	0.3
3,000,000	#	Chrysler Group LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	3,408,750	0.4
2,000,000	#	Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	2,200,000	0.3
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	127,444	0.0
2,000,000		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	2,100,020	0.2
2,000,000		DineEquity, Inc., 9.500%, 10/30/18	2,190,000	0.2
1,500,000		General Motors Financial Co., Inc., 4.250%, 05/15/23	1,485,000	0.2
2,000,000		HD Supply, Inc., 8.125%, 04/15/19	2,240,000	0.3
1,000,000		HD Supply, Inc., 11.000%, 04/15/20	1,192,500	0.1
1,000,000		HD Supply, Inc., 11.500%, 07/15/20	1,192,500	0.1
2,000,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,093,750	0.2
2,310,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,506,350	0.3
1,500,000	#	Jaguar Land Rover PLC, 5.625%, 02/01/23	1,569,375	0.2
1,000,000	#	Jaguar Land Rover PLC, 8.125%, 05/15/21	1,140,000	0.1
2,000,000	#	K Hovnanian Enterprises, Inc., 7.000%, 01/15/19	2,056,250	0.2
1,355,000		KB Home, 4.750%, 05/15/19	1,368,550	0.2
1,000,000	L	Levi Strauss & Co., 7.625%, 05/15/20	1,091,250	0.1
750,000		L Brands, Inc., 5.625%, 02/15/22	795,937	0.1
850,000		L Brands, Inc., 6.625%, 04/01/21	959,437	0.1
325,000		L Brands, Inc., 7.000%, 05/01/20	372,125	0.0
1,000,000	#	LKQ Corp., 4.750%, 05/15/23	950,000	0.1
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	2,010,000	0.2
850,000		Meritage Homes Corp., 7.150%, 04/15/20	952,000	0.1
3,335,000	L	Meritor, Inc., 6.250%, 02/15/24	3,360,012	0.4
1,000,000		MGM Mirage, 7.500%, 06/01/16	1,118,750	0.1
3,500,000		MGM Resorts International, 6.625%, 12/15/21	3,854,375	0.4

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,222,500	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,202,500	0.1
2,000,000		MGM Resorts International, 10.000%, 11/01/16	2,397,500	0.3
2,000,000	#,&	MISA Investments Ltd., 8.625%, 08/15/18	2,065,000	0.2
2,600,000	#,&	Neiman Marcus Group LLC/The, 8.750%, 10/15/21	2,886,000	0.3
2,000,000	#	Oshkosh Corp., 5.375%, 03/01/22	2,045,000	0.2
200,000		Oshkosh Corp., 8.500%, 03/01/20	220,500	0.0
2,500,000	#,L	Petco Animal Supplies, Inc., 9.250%, 12/01/18	2,693,750	0.3
1,000,000	#,&	Petco Holdings, Inc., 8.500%, 10/15/17	1,021,270	0.1
2,000,000		PVH Corp., 4.500%, 12/15/22	1,985,000	0.2
500,000		Regal Entertainment Group, 5.750%, 02/01/25	491,250	0.1
680,000	L	Regal Entertainment Group, 5.750%, 03/15/22	702,100	0.1
750,000		Ryland Group, Inc., 5.375%, 10/01/22	748,125	0.1
650,000		Sally Holdings, LLC / Sally Capital, Inc., 6.875%, 11/15/19	715,000	0.1
1,500,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,541,250	0.2
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	2,030,625	0.2
750,000		Scientific Games Corp., 8.125%, 09/15/18	802,500	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	1,055,000	0.1
4,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,945,000	0.4
1,250,000	#	Studio City Finance Ltd., 8.500%, 12/01/20	1,400,000	0.2
750,000		Tenneco, Inc., 7.750%, 08/15/18	797,813	0.1
1,559,000		Tomkins, LLC / Tomkins, Inc., 9.000%, 10/01/18	1,681,771	0.2
2,000,000	L	United Continental Holdings, Inc., 6.000%, 07/15/28	1,845,000	0.2
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,161,250	0.4
2,300,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,622,000	0.3
1,500,000		VWR Funding, Inc., 7.250%, 09/15/17	1,620,000	0.2
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	513,838	0.1
170,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	171,913	0.0
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	379,750	0.0
750,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 5.375%, 03/15/22	786,563	0.1
2,000,000		Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	2,235,000	0.3
			119,097,418	13.5

		Consumer, Non-cyclical: 20.9%
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,851,440	0.3
1,500,000		Alere, Inc., 8.625%, 10/01/18	1,616,250	0.2
4,000,000	#	American Rock Salt Co., LLC/American Rock Capital Corp., 8.250%, 05/01/18	4,185,000	0.5
890,000		Amsurg Corp., 5.625%, 11/30/20	930,050	0.1
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,918,437	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,092,500	0.1
5,000,000		Biomet, Inc., 6.500%, 10/01/20	5,337,500	0.6
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,656,250	0.3
1,328,000	#	Bumble Bee Acquisition Corp., 9.000%, 12/15/17	1,454,160	0.2
1,000,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,031,875	0.1
350,000	#	Ceridian Corp., 8.875%, 07/15/19	399,000	0.1
2,500,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	2,893,750	0.3
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.1
1,000,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	1,052,500	0.1
750,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	787,500	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,172,500	0.3
3,000,000		Constellation Brands, Inc., 4.250%, 05/01/23	2,940,000	0.3
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,165,000	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000	#,&,L	ConvaTec Finance International SA, 8.250%, 01/15/19	2,065,000	0.2
3,000,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	3,341,250	0.4
1,025,000		DaVita, Inc., 6.375%, 11/01/18	1,078,812	0.1
2,000,000		DaVita, Inc., 6.625%, 11/01/20	2,152,500	0.2
1,732,000		Del Monte Corp., 7.625%, 02/15/19	1,806,692	0.2
2,030,000	#	Diamond Foods, Inc., 7.000%, 03/15/19	2,106,125	0.2
988,000		Envision Healthcare Corp., 8.125%, 06/01/19	1,059,012	0.1
1,000,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	1,082,500	0.1
1,500,000		Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	1,623,750	0.2
1,000,000	#	First Quality Finance Co., Inc., 4.625%, 05/15/21	977,500	0.1
1,250,000	#	Forest Laboratories, Inc., 5.000%, 12/15/21	1,325,000	0.2
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,082,500	0.1
1,375,000	#	Fresenius US Finance II, Inc., 9.000%, 07/15/15	1,512,500	0.2
3,390,000	#	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	3,474,750	0.4
4,000,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	3,945,000	0.5
4,380,000		HCA Holdings, Inc., 6.250%, 02/15/21	4,699,740	0.5
1,500,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,657,500	0.2
2,500,000		HCA, Inc., 4.750%, 05/01/23	2,478,125	0.3
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,062,500	0.2
1,500,000		HCA, Inc., 7.250%, 09/15/20	1,625,625	0.2
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,007,500	0.5
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,375,000	0.3
3,500,000		HCA, Inc., 8.500%, 04/15/19	3,664,283	0.4
500,000	L	HDTFS, Inc., 6.250%, 10/15/22	537,500	0.1
2,500,000		Hertz Corp., 6.750%, 04/15/19	2,690,625	0.3
2,500,000		Hertz Corp., 7.375%, 01/15/21	2,762,500	0.3
1,250,000	#	HJ Heinz Finance Co., 7.125%, 08/01/39	1,340,625	0.2
1,000,000		Hologic, Inc., 6.250%, 08/01/20	1,062,500	0.1
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,972,500	0.5
1,750,000		Interactive Data Corp., 10.250%, 08/01/18	1,884,531	0.2
1,000,000	#	Jaguar Holding Co., 9.500%, 12/01/19	1,117,500	0.1
1,000,000		Jarden Corp., 7.500%, 01/15/20	1,091,250	0.1
750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	803,438	0.1
1,000,000	#	Mallinckrodt International Finance SA, 4.750%, 04/15/23	952,750	0.1
2,500,000		Michael Foods, Inc., 9.750%, 07/15/18	2,681,250	0.3
2,710,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,787,913	0.3
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,160,000	0.3
1,000,000		Pilgrim's Pride Corp., 7.875%, 12/15/18	1,080,000	0.1
2,000,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 05/01/21	1,965,000	0.2
1,000,000	#	Prestige Brands, Inc., 5.375%, 12/15/21	1,028,750	0.1
750,000		Prestige Brands, Inc., 8.125%, 02/01/20	844,688	0.1
3,500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,683,750	0.4
1,000,000	L	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	1,096,250	0.1
2,500,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	2,625,000	0.3
2,000,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	2,150,000	0.2
3,750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	4,209,375	0.5
1,000,000	L	RR Donnelley & Sons Co., 6.000%, 04/01/24	1,010,000	0.1
3,000,000	L	RR Donnelley & Sons Co., 7.000%, 02/15/22	3,315,000	0.4
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,210,000	0.4
3,000,000	#	Salix Pharmaceuticals Ltd, 6.000%, 01/15/21	3,210,000	0.4
3,000,000	#	Select Medical Corp., 6.375%, 06/01/21	3,060,000	0.4
2,000,000		ServiceMaster Co/TN, 7.000%, 08/15/20	2,127,500	0.2
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,631,250	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,093,750	0.1
2,000,000	#	STHI Holding Corp., 8.000%, 03/15/18	2,122,500	0.2

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

3,000,000		Tenet Healthcare Corp., 4.500%, 04/01/21	2,943,750	0.3
750,000	#	Tenet Healthcare Corp., 6.000%, 10/01/20	803,906	0.1
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	840,000	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,095,000	0.1
2,000,000	&	TransUnion Holding Co., Inc., 8.125%, 06/15/18	2,110,000	0.2
2,000,000		TransUnion, LLC / TransUnion Financing Corp., 11.375%, 06/15/18	2,160,000	0.2
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,140,000	0.1
500,000		United Rentals North America, Inc., 5.750%, 07/15/18	537,500	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	319,500	0.0
1,250,000		United Rentals North America, Inc., 7.375%, 05/15/20	1,385,938	0.2
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,815,625	0.3
2,000,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	2,225,000	0.3
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,578,750	0.2
1,000,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	1,062,500	0.1
2,150,000	#	Valeant Pharmaceuticals International, 6.875%, 12/01/18	2,295,125	0.3
3,000,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	3,262,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	555,000	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,085,000	0.1
3,000,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	3,165,000	0.4
			183,889,665	20.9

		Diversified: 0.1%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,035,000	0.1

		Energy: 12.6%
1,000,000		Access Midstream Partners L.P., 4.875%, 05/15/23	1,012,500	0.1
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	2,160,000	0.2
500,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	507,812	0.1
2,000,000		Antero Resources Finance Corp., 6.000%, 12/01/20	2,137,500	0.2
3,000,000		Approach Resources, Inc., 7.000%, 06/15/21	3,105,000	0.3
1,000,000		Arch Coal, Inc., 7.250%, 06/15/21	760,000	0.1
1,000,000	L	Arch Coal, Inc., 7.000%, 06/15/19	777,500	0.1
250,000	#	Arch Coal, Inc., 8.000%, 01/15/19	250,625	0.0
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	3,744,000	0.4
3,575,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,834,187	0.4
2,710,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	2,737,100	0.3
2,000,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.625%, 01/15/22	2,127,500	0.2
1,415,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	1,613,100	0.2
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	2,718,750	0.3
2,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	2,659,375	0.3
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	1,170,000	0.1
2,125,000		Chesapeake Energy Corp., 9.500%, 02/15/15	2,276,406	0.3
2,030,000		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	2,090,900	0.2
2,100,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	2,299,500	0.3
2,000,000		Consol Energy, Inc., 8.000%, 04/01/17	2,090,000	0.2
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	3,157,500	0.4

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	3,195,000	0.4
150,000		El Paso Corp., 8.050%, 10/15/30	160,608	0.0
3,000,000	#	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	3,157,500	0.4
500,000		EP Energy, LLC, 6.875%, 05/01/19	542,500	0.1
3,000,000		EP Energy, LLC, 9.375%, 05/01/20	3,483,750	0.4
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	962,078	0.1
3,000,000		Halcon Resources Corp., 8.875%, 05/15/21	3,127,500	0.4
675,000	#	Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, 04/01/22	688,500	0.1
1,000,000	#	Murphy Oil USA, Inc., 6.000%, 08/15/23	1,037,500	0.1
1,050,000		Newfield Exploration Co., 6.875%, 02/01/20	1,123,500	0.1
2,250,000		Newfield Exploration Co., 7.125%, 05/15/18	2,323,125	0.3
1,000,000		NFR Energy, LLC, 9.750%, 02/15/17	1,040,000	0.1
1,000,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	1,080,000	0.1
2,305,000	#	Oasis Petroleum, Inc., 6.875%, 03/15/22	2,506,687	0.3
1,250,000		Peabody Energy Corp., 6.000%, 11/15/18	1,317,188	0.1
1,500,000	L	Peabody Energy Corp., 6.250%, 11/15/21	1,511,250	0.2
50,000		Peabody Energy Corp., 6.500%, 09/15/20	51,875	0.0
1,250,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	1,256,250	0.1
1,000,000		Range Resources Corp., 5.000%, 03/15/23	1,017,500	0.1
1,000,000		Range Resources Corp., 6.750%, 08/01/20	1,085,000	0.1
500,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	506,250	0.1
1,475,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/01/18	1,576,406	0.2
3,000,000	#	RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21	3,255,000	0.4
2,490,000		Rosetta Resources, Inc., 5.625%, 05/01/21	2,558,475	0.3
750,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	777,188	0.1
1,000,000		Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	998,750	0.1
3,131,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	3,357,998	0.4
1,500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,608,750	0.2
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	1,095,000	0.1
5,260,000	±,X	SemGroup Corp. Escrow, 11/15/15	–	–
4,000,000		Sonat, Inc., 7.000%, 02/01/18	4,408,216	0.5
3,000,000		Stone Energy Corp., 7.500%, 11/15/22	3,262,500	0.4
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	3,636,388	0.4
500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	525,000	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,662,500	0.3
3,500,000	#	Westmoreland Escrow Corp., 10.750%, 02/01/18	3,832,500	0.4
2,250,000		Whiting Petroleum Corp., 5.750%, 03/15/21	2,424,375	0.3
600,000		Whiting Petroleum Corp., 6.500%, 10/01/18	634,500	0.1
			111,016,362	12.6

		Financial: 5.3%
2,000,000	Z	Ally Financial, Inc., 2.440%, 06/15/15	1,942,500	0.2
1,000,000		Ally Financial, Inc., 3.500%, 07/18/16	1,032,500	0.1
2,500,000		Ally Financial, Inc., 5.500%, 02/15/17	2,725,000	0.3
2,000,000	Z	Ally Financial, Inc., 5.920%, 11/01/31	2,450,000	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,981,250	0.3
1,500,000	#	C-B Stage I, Inc., 8.750%, 12/15/19	1,665,000	0.2
2,500,000		CIT Group, Inc., 4.250%, 08/15/17	2,625,000	0.3
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,081,250	0.1
5,000,000		CIT Group, Inc., 5.000%, 08/15/22	5,209,395	0.6
750,000		CNH Capital LLC, 3.875%, 11/01/15	774,375	0.1
1,500,000		Corrections Corp. of America, 4.625%, 05/01/23	1,455,000	0.2
3,000,000		Crown Castle International Corp., 5.250%, 01/15/23	3,063,750	0.3
2,500,000		Crown Castle International Corp., 7.125%, 11/01/19	2,671,875	0.3
3,000,000		E*TRADE Financial Corp., 6.375%, 11/15/19	3,277,500	0.4
500,000		E*TRADE Financial Corp., 6.750%, 06/01/16	543,750	0.1
1,000,000		Geo Group, Inc./The, 5.125%, 04/01/23	985,000	0.1
2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,040,000	0.2

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

2,000,000	#	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,130,000	0.3
2,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	2,626,875	0.3
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,212,412	0.1
1,500,000		International Lease Finance Corp., 8.625%, 09/15/15	1,657,500	0.2
1,500,000	#	Jefferies Finance LLC, 7.375%, 04/01/20	1,582,500	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	52,416	0.0
250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	263,125	0.0
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,102,500	0.1
			47,150,473	5.3

		Industrial: 10.2%
1,750,000	#,L	Accudyne Industries Borrower / Accudyne Industries LLC, 7.750%, 12/15/20	1,894,375	0.2
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,965,775	0.4
2,390,000		Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,590,162	0.3
986,864	#,&	ARD Finance SA, 11.125%, 06/01/18	1,086,784	0.1
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	1,067,500	0.1
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	466,544	0.1
250,000	#	Ardagh Packaging Finance PLC, 7.375%, 10/15/17	267,187	0.0
2,000,000	#	Aviation Capital Group, 7.125%, 10/15/20	2,246,458	0.3
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	3,502,400	0.4
1,000,000		BE Aerospace, Inc., 5.250%, 04/01/22	1,033,750	0.1
1,500,000		BE Aerospace, Inc., 6.875%, 10/01/20	1,653,750	0.2
2,000,000		Berry Plastics Corp., 9.750%, 01/15/21	2,332,500	0.3
1,000,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16	1,027,500	0.1
500,000	#	Bombardier, Inc., 4.250%, 01/15/16	522,500	0.1
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,175,000	0.2
1,000,000	#	Building Materials Corp. of America, 7.000%, 02/15/20	1,077,500	0.1
375,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	405,938	0.0
750,000	#	Calcipar SA, 6.875%, 05/01/18	802,500	0.1
1,500,000		Case New Holland, Inc., 7.875%, 12/01/17	1,766,250	0.2
1,250,000		Clean Harbors, Inc., 5.250%, 08/01/20	1,293,750	0.1
4,000,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	4,270,000	0.5
1,000,000		Covanta Holding Corp., 5.875%, 03/01/24	1,020,902	0.1
700,000		Covanta Holding Corp., 7.250%, 12/01/20	768,250	0.1
2,000,000	#	Darling Escrow Corp., 5.375%, 01/15/22	2,057,500	0.2
300,000	#	Emeco Pty Ltd., 9.875%, 03/15/19	309,750	0.0
2,000,000		Esterline Technologies Corp., 7.000%, 08/01/20	2,175,000	0.2
750,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	784,688	0.1
3,000,000	#,L	Gardner Denver, Inc., 6.875%, 08/15/21	3,105,000	0.4
2,500,000		Graphic Packaging International, Inc., 7.875%, 10/01/18	2,684,375	0.3
3,000,000		Headwaters, Inc., 7.625%, 04/01/19	3,247,500	0.4
1,000,000		Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,080,000	0.1
2,050,000		Manitowoc Co., Inc., 8.500%, 11/01/20	2,311,375	0.3
2,500,000	#	Masonite International Corp., 8.250%, 04/15/21	2,771,875	0.3
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,245,000	0.3
1,400,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	1,475,250	0.2
1,250,000		Polymer Group, Inc., 7.750%, 02/01/19	1,343,750	0.2
1,000,000	L	Polypore International, Inc., 7.500%, 11/15/17	1,061,250	0.1
4,000,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	4,510,000	0.5
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	553,750	0.1

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

1,750,000	#	Sealed Air Corp., 8.125%, 09/15/19	1,964,375	0.2
2,000,000	#	Sealed Air Corp., 8.375%, 09/15/21	2,312,500	0.3
1,000,000		SPX Corp., 6.875%, 09/01/17	1,140,000	0.1
2,830,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	2,964,425	0.3
1,000,000		TransDigm, Inc., 5.500%, 10/15/20	1,022,500	0.1
5,500,000		TransDigm, Inc., 7.750%, 12/15/18	5,926,250	0.7
1,250,000	#	USG Corp., 8.375%, 10/15/18	1,340,625	0.2
1,750,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	1,859,375	0.2
2,500,000	#	Wise Metals Group LLC / Wise Alloys Finance Corp., 8.750%, 12/15/18	2,693,750	0.3
			90,177,138	10.2

		Technology: 4.8%
550,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	589,875	0.1
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,749,950	0.3
2,710,000	#	BCP Singapore VI Cayman Financing Co. Ltd., 8.000%, 04/15/21	2,764,200	0.3
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	3,172,500	0.4
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,373,437	0.5
1,355,000	#	Entegris, Inc., 6.000%, 04/01/22	1,388,875	0.2
4,000,000	#	First Data Corp., 6.750%, 11/01/20	4,320,000	0.5
2,750,000	#,L	First Data Corp., 8.250%, 01/15/21	2,997,500	0.3
3,000,000		First Data Corp., 10.625%, 06/15/21	3,390,000	0.4
1,000,000		First Data Corp., 11.750%, 08/15/21	1,055,000	0.1
750,000	#,&	Healthcare Technology Intermediate, Inc., 7.375%, 09/01/18	765,000	0.1
1,335,000	#	iGATE Corp., 4.750%, 04/15/19	1,346,681	0.1
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,582,500	0.2
775,000		Mantech International Corp., 7.250%, 04/15/18	804,295	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,515,000	0.2
500,000		NCR Corp., 5.000%, 07/15/22	503,125	0.1
750,000	#	NCR Escrow Corp., 6.375%, 12/15/23	800,625	0.1
1,000,000	#	Sensata Technologies BV, 4.875%, 10/15/23	987,500	0.1
1,500,000	#	Sensata Technologies BV, 6.500%, 05/15/19	1,614,375	0.2
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,672,500	0.2
1,000,000		SunGard Data Systems, Inc., 6.625%, 11/01/19	1,062,500	0.1
246,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	261,068	0.0
2,000,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	2,202,500	0.2
			41,919,006	4.8

		Utilities: 2.5%
870,000		AES Corp., 5.500%, 03/15/24	865,650	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,431,250	0.1
244,000		AES Corp., 8.000%, 10/15/17	289,445	0.0
500,000		AES Corp., 8.000%, 06/01/20	592,500	0.1
522,797		AES Red Oak, LLC, 8.540%, 11/30/19	559,393	0.1
2,800,000	#	Calpine Corp., 7.500%, 02/15/21	3,073,000	0.3
784,000	#	Calpine Corp., 7.875%, 01/15/23	882,000	0.1
1,586,000	#	Calpine Corp., 7.875%, 07/31/20	1,752,530	0.2
500,000	#	Ipalco Enterprises, Inc., 7.250%, 04/01/16	551,250	0.1
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,217,500	0.4
1,750,000	#	NRG Energy, Inc., 6.250%, 07/15/22	1,806,875	0.2
2,000,000		NRG Energy, Inc., 7.625%, 01/15/18	2,255,000	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	552,500	0.1
4,000,000		NRG Energy, Inc., 8.250%, 09/01/20	4,410,000	0.5
			22,238,893	2.5

	Total Corporate Bonds/Notes
	(Cost $799,622,493)		837,692,500	95.0

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc(1): 3.3%
1,822,293		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $1,822,296, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,858,742, due 06/15/14-11/15/42)	1,822,293	0.2

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

6,875,216	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $6,875,235, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,012,720, due 05/15/14-09/01/49)	6,875,216	0.8
6,875,216	Goldman Sachs & Co., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $6,875,231, collateralized by various U.S. Government Agency Obligations, 2.330%-6.500%, Market Value plus accrued interest $7,012,720, due 07/01/19-03/01/44)	6,875,216	0.8
6,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $6,500,012, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $6,630,001, due 06/30/17)	6,500,000	0.7
6,875,216	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $6,875,235, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $7,012,720, due 04/01/14-05/01/47)	6,875,216	0.8
		28,947,941	3.3

	Total Short-Term Investments
	(Cost $28,947,941)	28,947,941	3.3

	Total Investments in Securities (Cost $828,570,434)	$866,640,441	98.3
	Assets in Excess of Other Liabilities	14,843,803	1.7
	Net Assets	$881,484,244	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $828,774,088.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,739,339
Gross Unrealized Depreciation	(1,872,986)

Net Unrealized Appreciation	$37,866,353

PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$837,692,500	$–	$837,692,500
Short-Term Investments	–	28,947,941	–	28,947,941
Total Investments, at fair value	$–	$866,640,441	$–	$866,640,441

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 22.7%
1,082,924		CBS Corp. - Class B	$66,924,703	1.3
125,243		Chipotle Mexican Grill, Inc.	71,144,286	1.3
2,588,703		Comcast Corp. – Class A	129,486,924	2.4
1,279,055	@	Delphi Automotive PLC	86,796,672	1.6
647,722		Discovery Communications, Inc. - Class A	53,566,610	1.0
1,698,572		Gap, Inc.	68,044,794	1.3
1,783,349		Home Depot, Inc.	141,116,406	2.7
1,379,746		Macy's, Inc.	81,805,140	1.5
681,715		Michael Kors Holdings Ltd.	63,583,558	1.2
1,044,100		Nike, Inc.	77,117,226	1.5
69,118	@	Priceline.com, Inc.	82,381,053	1.6
1,523,775		Starbucks Corp.	111,814,610	2.1
712,395	@	Ulta Salon Cosmetics & Fragrance, Inc.	69,444,265	1.3
1,233,813		Walt Disney Co.	98,791,407	1.9
			1,202,017,654	22.7

		Consumer Staples: 10.4%
1,356,753		Coca-Cola Enterprises, Inc.	64,798,524	1.2
729,543		Costco Wholesale Corp.	81,475,362	1.6
1,574,927		CVS Caremark Corp.	117,899,035	2.2
1,329,881		Estee Lauder Cos., Inc.	88,942,441	1.7
152,683		Hershey Co.	15,940,105	0.3
579,240		Kimberly-Clark Corp.	63,861,210	1.2
1,405,618		PepsiCo, Inc.	117,369,103	2.2
			550,285,780	10.4

		Energy: 5.3%
625,583		Anadarko Petroleum Corp.	53,024,415	1.0
892,564		Cabot Oil & Gas Corp.	30,240,068	0.6
473,370		EOG Resources, Inc.	92,860,993	1.8
1,728,687		Halliburton Co.	101,802,378	1.9
			277,927,854	5.3

		Financials: 4.4%
626,803		Ameriprise Financial, Inc.	68,992,206	1.3
276,420		Blackrock, Inc.	86,928,562	1.6
931,834		Prudential Financial, Inc.	78,879,748	1.5
			234,800,516	4.4

		Health Care: 12.7%
400,937	@	Actavis PLC	82,532,881	1.6
792,692		Allergan, Inc.	98,373,077	1.9
662,564		Amgen, Inc.	81,720,644	1.5
777,587		Bristol-Myers Squibb Co.	40,395,645	0.8
366,203	@	Celgene Corp.	51,121,939	1.0
2,045,028	@	Gilead Sciences, Inc.	144,910,684	2.7
635,081		McKesson Corp.	112,136,252	2.1
1,238,811	@	Mylan Laboratories	60,491,141	1.1
			671,682,263	12.7

		Industrials: 12.4%
1,134,258		Ametek, Inc.	58,402,944	1.1
724,695		BE Aerospace, Inc.	62,896,279	1.2
870,602		Boeing Co.	109,251,845	2.1
1,183,168		Danaher Corp.	88,737,600	1.7
308,063		Delta Airlines, Inc.	10,674,383	0.2
1,258,575	@	Ingersoll-Rand PLC - Class A	72,040,833	1.3
702,838		Pall Corp.	62,882,916	1.2
557,905		Roper Industries, Inc.	74,485,897	1.4
624,385		Union Pacific Corp.	117,172,089	2.2
			656,544,786	12.4

		Information Technology: 26.9%
468,590		Apple, Inc.	251,510,997	4.8
796,700	@	Check Point Software Technologies	53,880,821	1.0
1,079,451		Cognizant Technology Solutions Corp.	54,631,015	1.1
4,493,651		EMC Corp.	123,170,974	2.3
1,392,687		Facebook, Inc.	83,895,465	1.6
166,001		Google, Inc. – Class A	185,009,774	3.5
1,245,091		Intuit, Inc.	96,780,923	1.8
1,364,200		Mastercard, Inc.	101,905,740	1.9
4,554,630		Microsoft Corp.	186,694,284	3.5
3,014,375		Oracle Corp.	123,318,081	2.3
921,318	@	TE Connectivity Ltd.	55,472,557	1.1
484,570		Visa, Inc.	104,599,280	2.0
			1,420,869,911	26.9

		Materials: 4.5%
1,459,097		International Paper Co.	66,943,371	1.3
1,121,214	@	LyondellBasell Industries NV - Class A	99,720,773	1.9
376,678		Monsanto Co.	42,854,656	0.8
260,793	@	WR Grace & Co.	25,862,842	0.5
			235,381,642	4.5

	Total Common Stock
	(Cost $4,384,622,024)		5,249,510,406	99.3

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
16,939,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $16,939,600)	16,939,600	0.3

	Total Short-Term Investments
	(Cost $16,939,600)		16,939,600	0.3

PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Total Investments in Securities (Cost $4,401,561,624)	$5,266,450,006	99.6
Assets in Excess of Other Liabilities	18,506,598	0.4
Net Assets	$5,284,956,604	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $4,417,964,971.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$899,663,372
Gross Unrealized Depreciation	(51,178,337)

Net Unrealized Appreciation	$848,485,035

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$5,249,510,406	$–	$–	$5,249,510,406
Short-Term Investments	16,939,600	–	–	16,939,600
Total Investments, at fair value	$5,266,450,006	$–	$–	$5,266,450,006

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 7.4%
258,721		Brinker International, Inc.	$13,569,916	1.2
211,300		Comcast Corp. – Class A	10,569,226	0.9
177,100	@	Delphi Automotive PLC	12,018,006	1.0
227,238		Macy's, Inc.	13,472,941	1.2
149,244		Nike, Inc.	11,023,162	0.9
326,954		Walt Disney Co.	26,179,207	2.2
			86,832,458	7.4

		Consumer Staples: 5.7%
316,352		CVS Caremark Corp.	23,682,111	2.0
261,368		Hillshire Brands Co.	9,738,572	0.8
183,677		Kimberly-Clark Corp.	20,250,389	1.7
238,441		Kraft Foods Group, Inc.	13,376,540	1.2
			67,047,612	5.7

		Energy: 13.7%
451,233		Canadian Natural Resources Ltd.	17,313,810	1.5
718,463		ExxonMobil Corp.	70,179,466	5.9
214,246		Hess Corp.	17,756,709	1.5
275,180		Occidental Petroleum Corp.	26,221,902	2.2
133,344		Schlumberger Ltd.	13,001,040	1.1
612,714	@	Statoil ASA ADR	17,290,789	1.5
			161,763,716	13.7

		Financials: 26.9%
404,124	L	AllianceBernstein Holding LP	10,090,976	0.9
148,839		Ameriprise Financial, Inc.	16,382,709	1.4
353,200		Arthur J. Gallagher & Co.	16,805,256	1.4
506,582		Blackstone Group LP	16,843,851	1.4
655,405		Citigroup, Inc.	31,197,278	2.7
255,818		Extra Space Storage, Inc.	12,409,731	1.1
796,370		Fifth Third Bancorp.	18,276,691	1.6
719,420		Host Hotels & Resorts, Inc.	14,561,061	1.2
433,585		Invesco Ltd.	16,042,645	1.4
726,195		JPMorgan Chase & Co.	44,087,298	3.7
285,316		Lincoln National Corp.	14,456,962	1.2
206,180		Prudential Financial, Inc.	17,453,137	1.5
1,082,518		Regions Financial Corp.	12,026,775	1.0
358,611		Santander Consumer USA Holdings, Inc.	8,635,353	0.7
369,190		Weingarten Realty Investors	11,075,700	0.9
762,563		Wells Fargo & Co.	37,929,884	3.2
595,378	@	XL Group PLC	18,605,563	1.6
			316,880,870	26.9

		Health Care: 12.5%
435,419		Abbott Laboratories	16,767,986	1.4
326,258		Medtronic, Inc.	20,077,917	1.7
746,200		Merck & Co., Inc.	42,361,774	3.6
1,280,776		Pfizer, Inc.	41,138,525	3.5
323,762		UnitedHealth Group, Inc.	26,545,246	2.3
			146,891,448	12.5

		Industrials: 9.9%
186,611		Boeing Co.	23,417,814	2.0
213,094		General Dynamics Corp.	23,210,199	2.0
97,933		Hubbell, Inc.	11,739,229	1.0
160,218		Lincoln Electric Holdings, Inc.	11,537,298	1.0
132,748		Pall Corp.	11,876,964	1.0
64,157		TransDigm Group, Inc.	11,881,876	1.0
123,462		Union Pacific Corp.	23,168,879	1.9
			116,832,259	9.9

		Information Technology: 8.8%
49,764		Apple, Inc.	26,710,329	2.3
702,388		EMC Corp.	19,252,455	1.6
273,389		Fidelity National Information Services, Inc.	14,612,642	1.2
1,164,992		Intel Corp.	30,068,444	2.6
206,865	@	TE Connectivity Ltd.	12,455,342	1.1
			103,099,212	8.8

		Materials: 2.9%
265,495		International Paper Co.	12,180,910	1.0
143,590	@	LyondellBasell Industries NV - Class A	12,770,895	1.1
76,518		Monsanto Co.	8,705,453	0.8
			33,657,258	2.9

		Telecommunication Services: 2.0%
499,422		Verizon Communications, Inc.	23,757,504	2.0

		Utilities: 6.3%
746,270		CenterPoint Energy, Inc.	17,679,136	1.5
248,981		DTE Energy Co.	18,496,799	1.6
375,758		Edison International	21,271,660	1.8
313,600		Pinnacle West Capital Corp.	17,141,376	1.4
			74,588,971	6.3

	Total Common Stock
	(Cost $1,000,888,857)		1,131,351,308	96.1

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.4%
176,967	iShares Russell 1000 Value Index Fund	$17,077,316	1.4

	Total Exchange-Traded Funds
	(Cost $16,691,254)	17,077,316	1.4

	Total Long-Term Investments
	(Cost $1,017,580,111)	1,148,428,624	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc(1): 0.8%
1,823,966	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,823,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,860,449, due 01/31/16-11/01/43)	1,823,966	0.1
2,332,880	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $2,332,886, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $2,379,538, due 04/03/14-02/15/41)	2,332,880	0.2
2,332,880	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $2,332,888, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,379,538, due 03/27/17-03/01/48)	2,332,880	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,020,000, due 06/30/17)	1,000,000	0.1
2,332,880	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,332,886, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,379,538, due 04/01/14-05/01/47)	2,332,880	0.2
		9,822,606	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
27,725,088	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $27,725,088)	27,725,088	2.4

	Total Short-Term Investments
	(Cost $37,547,694)	37,547,694	3.2

	Total Investments in Securities (Cost $1,055,127,805)	$1,185,976,318	100.7
	Liabilities in Excess of Other Assets	(8,404,742)	(0.7)
	Net Assets	$1,177,571,576	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,055,672,944.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$133,514,670
Gross Unrealized Depreciation	(3,211,296)

Net Unrealized Appreciation	$130,303,374

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,131,351,308	$–	$–	$1,131,351,308
Exchange-Traded Funds	17,077,316	–	–	17,077,316
Short-Term Investments	27,725,088	9,822,606	–	37,547,694
Total Investments, at fair value	$1,176,153,712	$9,822,606	$–	$1,185,976,318

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.7%
		Basic Materials: 0.5%
289,000		Ecolab, Inc., 1.000%, 08/09/15	$290,003	0.1
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	460,207	0.1
770,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	779,195	0.3
			1,529,405	0.5

		Communications: 3.3%
386,000		Amazon.com, Inc., 0.650%, 11/27/15	387,006	0.1
1,225,000		AT&T, Inc., 0.800%, 12/01/15	1,226,389	0.4
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	879,551	0.3
171,000		Cox Communications, Inc., 5.450%, 12/15/14	176,782	0.1
150,000		Cox Communications, Inc., 5.500%, 10/01/15	160,008	0.1
249,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	260,409	0.1
599,000		Juniper Networks, Inc., 3.100%, 03/15/16	617,919	0.2
700,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	722,986	0.3
525,000		Symantec Corp., 2.750%, 09/15/15	539,028	0.2
260,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	272,901	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	317,663	0.1
634,000		Verizon Communications, Inc., 2.500%, 09/15/16	656,941	0.2
1,800,000		Verizon Communications, Inc., 3.000%, 04/01/16	1,878,156	0.7
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,096,810	0.4
			9,192,549	3.3

		Consumer, Cyclical: 1.8%
275,000		CVS Caremark Corp., 1.200%, 12/05/16	276,801	0.1
800,000	#	Daimler Finance North America LLC, 1.250%, 01/11/16	804,893	0.3
425,000	#	Glencore Funding LLC, 1.700%, 05/27/16	426,689	0.2
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	424,010	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,087,869	0.4
584,000		McDonald's Corp., 0.750%, 05/29/15	586,413	0.2
766,000		Starbucks Corp., 0.875%, 12/05/16	763,457	0.3
285,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	285,175	0.1
320,000		Wal-Mart Stores, Inc., 0.600%, 04/11/16	320,057	0.1
			4,975,364	1.8

		Consumer, Non-cyclical: 8.1%
700,000		AbbVie, Inc., 1.200%, 11/06/15	706,296	0.3
525,000		Altria Group, Inc., 4.125%, 09/11/15	550,377	0.2
353,000		Amgen, Inc., 1.875%, 11/15/14	355,829	0.1
336,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	337,239	0.1
195,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	200,967	0.1
457,000		Baxter International, Inc., 0.950%, 06/01/16	458,552	0.2
889,000		Coca-Cola Co., 0.750%, 03/13/15	893,265	0.3
525,000		Coca-Cola Co., 1.800%, 09/01/16	537,878	0.2
738,000		ConAgra Foods, Inc., 1.300%, 01/25/16	743,274	0.3
875,000		Covidien International Finance SA, 1.350%, 05/29/15	882,330	0.3
645,000		Diageo Capital PLC, 0.625%, 04/29/16	642,406	0.2
875,000		Genentech, Inc., 4.750%, 07/15/15	922,029	0.3
782,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	785,584	0.3
525,000		Kellogg Co., 1.125%, 05/15/15	528,349	0.2
583,000		Kraft Foods Group, Inc., 1.625%, 06/04/15	589,739	0.2
241,000		Lorillard Tobacco Co., 3.500%, 08/04/16	254,123	0.1
965,000		McKesson Corp., 0.950%, 12/04/15	968,176	0.4
485,000		McKesson Corp., 1.292%, 03/10/17	484,213	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	606,162	0.2
680,000		Merck & Co., Inc., 0.700%, 05/18/16	681,130	0.2
584,000	#	Mylan, Inc., 6.000%, 11/15/18	616,665	0.2
808,000		Novartis Capital Corp., 2.900%, 04/24/15	830,546	0.3
305,000		PepsiCo, Inc., 0.700%, 02/26/16	304,707	0.1
925,000		PepsiCo, Inc., 0.700%, 08/13/15	927,492	0.3
245,000		PepsiCo, Inc., 1.250%, 08/13/17	244,610	0.1

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
511,000	#	Perrigo Co. Plc, 1.300%, 11/08/16	$510,334	0.2
915,000		Pfizer, Inc., 5.350%, 03/15/15	956,341	0.3
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	777,615	0.3
203,000		Procter & Gamble Co., 1.450%, 08/15/16	206,081	0.1
525,000		Reynolds American, Inc., 1.050%, 10/30/15	524,826	0.2
355,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	358,458	0.1
635,000		Sanofi, 1.250%, 04/10/18	622,002	0.2
875,000		St Jude Medical, Inc., 2.500%, 01/15/16	898,117	0.3
700,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	703,297	0.3
506,000		Ventas Realty L.P., 1.550%, 09/26/16	510,797	0.2
443,000		WellPoint, Inc., 5.250%, 01/15/16	476,180	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	562,788	0.2
314,000		Zoetis, Inc., 1.150%, 02/01/16	315,413	0.1
			22,474,187	8.1

		Energy: 2.7%
420,000		BP Capital Markets PLC, 0.700%, 11/06/15	420,790	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	413,074	0.1
700,000		Cameron International Corp., 1.600%, 04/30/15	707,103	0.3
279,000		Chevron Corp., 0.889%, 06/24/16	280,649	0.1
549,000		ConocoPhillips, 4.600%, 01/15/15	566,875	0.2
367,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	369,573	0.1
700,000		Marathon Oil Corp., 0.900%, 11/01/15	701,631	0.3
462,000		Petrobras Global Finance BV, 2.000%, 05/20/16	459,112	0.2
287,000		Petrobras International Finance Co., 2.875%, 02/06/15	291,448	0.1
833,000		Phillips 66, 1.950%, 03/05/15	842,930	0.3
969,000		Shell International Finance BV, 3.100%, 06/28/15	1,001,323	0.4
319,000		Statoil ASA, 1.950%, 11/08/18	319,698	0.1
515,000		Total Capital International SA, 0.750%, 01/25/16	516,750	0.2
626,000		TransCanada PipeLines Ltd., 0.750%, 01/15/16	626,762	0.2
			7,517,718	2.7

		Financial: 17.1%
298,000	#	ABN AMRO Bank NV, 1.375%, 01/22/16	300,685	0.1
612,000		Aegon NV, 3.039%, 07/29/49	550,993	0.2
469,000		American Express Credit Corp., 1.750%, 06/12/15	475,668	0.2
870,000		American International Group, Inc., 5.600%, 10/18/16	964,186	0.3
550,000		Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	552,523	0.2
1,250,000		Bank of America Corp., 1.250%, 01/11/16	1,257,205	0.4
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,068,702	0.4
840,000		Bank of America Corp., 3.750%, 07/12/16	888,870	0.3
875,000		Bank of Montreal, 0.800%, 11/06/15	878,446	0.3
1,060,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	1,067,737	0.4
875,000		Bank of Nova Scotia, 0.750%, 10/09/15	877,757	0.3
704,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 1.550%, 09/09/16	711,426	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	542,493	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	986,176	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	833,217	0.3
490,000		BB&T Corp., 5.200%, 12/23/15	525,385	0.2
525,000		BBVA, 4.664%, 10/09/15	551,591	0.2
966,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	997,158	0.4
525,000		BlackRock, Inc., 1.375%, 06/01/15	530,120	0.2
467,000	#	BNP Paribas Home Loan Covered Bonds SA, 2.200%, 11/02/15	478,260	0.2
311,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	313,077	0.1
630,000		Charles Schwab Corp., 0.850%, 12/04/15	632,589	0.2
489,000		Citigroup, Inc., 1.700%, 07/25/16	494,877	0.2
500,000		Citigroup, Inc., 1.250%, 01/15/16	502,016	0.2

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
855,000		Citigroup, Inc., 1.300%, 04/01/16	$858,682	0.3
695,000		Citigroup, Inc., 2.650%, 03/02/15	707,799	0.2
500,000		Citigroup, Inc., 5.500%, 02/15/17	552,360	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	483,553	0.2
253,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	259,128	0.1
1,151,000		Credit Suisse/New York NY, 3.500%, 03/23/15	1,184,698	0.4
980,000		Fifth Third Bancorp., 3.625%, 01/25/16	1,028,744	0.4
200,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	202,354	0.1
305,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	311,318	0.1
945,000		General Electric Capital Corp., 1.000%, 12/11/15	952,120	0.3
700,000		General Electric Capital Corp., 3.750%, 11/14/14	714,750	0.3
980,000		General Electric Capital Corp., 4.875%, 03/04/15	1,021,150	0.4
820,000		Goldman Sachs Group, Inc./The, 1.600%, 11/23/15	828,897	0.3
1,168,000		Goldman Sachs Group, Inc., 0.742%, 01/12/15	1,169,590	0.4
350,000		HCP, Inc., 3.750%, 02/01/16	368,621	0.1
260,000		Health Care REIT, Inc., 3.625%, 03/15/16	273,192	0.1
770,000		HSBC USA, Inc., 2.375%, 02/13/15	783,326	0.3
425,000		Huntington National Bank/The, 1.350%, 08/02/16	427,341	0.1
385,000	#	International Lease Finance Corp., 6.500%, 09/01/14	394,625	0.1
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	537,235	0.2
300,000		John Deere Capital Corp., 0.750%, 01/22/16	301,392	0.1
432,000		John Deere Capital Corp., 1.050%, 10/11/16	433,816	0.2
1,225,000		JPMorgan Chase & Co., 3.150%, 07/05/16	1,282,711	0.5
1,260,000		JPMorgan Chase & Co., 3.700%, 01/20/15	1,292,013	0.5
496,000		KeyCorp, 2.300%, 12/13/18	494,893	0.2
630,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	637,673	0.2
375,000	#	Metropolitan Life Global Funding I, 1.700%, 06/29/15	380,078	0.1
215,000		Morgan Stanley, 1.750%, 02/25/16	217,892	0.1
550,000		Morgan Stanley, 2.125%, 04/25/18	549,466	0.2
180,000		Morgan Stanley, 6.000%, 04/28/15	190,064	0.1
665,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	674,418	0.2
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	620,306	0.2
220,000	#	New York Life Global Funding, 1.300%, 01/12/15	221,511	0.1
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	499,592	0.2
165,000	#	Nordea Bank AB, 3.700%, 11/13/14	168,298	0.1
375,000		PNC Bank NA, 1.150%, 11/01/16	376,187	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	664,761	0.2
1,050,000		Prudential Financial, Inc., 3.875%, 01/14/15	1,077,306	0.4
218,000		Regions Financial Corp., 5.750%, 06/15/15	229,979	0.1
158,000		Regions Financial Corp., 7.750%, 11/10/14	164,673	0.1
980,000		Royal Bank of Canada, 0.850%, 03/08/16	982,792	0.3
735,000		Royal Bank of Canada, 1.500%, 01/16/18	729,628	0.3
848,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	873,654	0.3
280,000		SLM Corp., 3.875%, 09/10/15	289,800	0.1
805,000		State Street Corp., 2.875%, 03/07/16	838,448	0.3
770,000		SunTrust Bank/Atlanta GA, 0.533%, 04/01/15	768,589	0.3
490,000		UBS AG, 5.875%, 07/15/16	541,068	0.2
261,000		US Bancorp, 2.200%, 11/15/16	269,596	0.1
507,000		Wachovia Bank NA, 4.800%, 11/01/14	519,852	0.2
686,000		Wells Fargo & Co., 2.100%, 05/08/17	703,057	0.2
629,000		Westpac Banking Corp., 1.125%, 09/25/15	633,748	0.2
			47,667,901	17.1

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.0%
437,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	$438,376	0.1
500,000		Caterpillar Financial Services Corp., 0.700%, 02/26/16	500,271	0.2
525,000		Caterpillar Financial Services Corp., 1.100%, 05/29/15	528,739	0.2
542,000		CSX Corp., 6.250%, 04/01/15	572,143	0.2
560,000		General Electric Co., 0.850%, 10/09/15	562,779	0.2
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	182,913	0.1
			2,785,221	1.0

		Technology: 2.4%
504,000		Altera Corp., 1.750%, 05/15/17	507,843	0.2
875,000		Apple, Inc., 0.450%, 05/03/16	872,627	0.3
295,000		Computer Sciences Corp., 2.500%, 09/15/15	301,220	0.1
1,547,000		International Business Machines Corp., 0.550%, 02/06/15	1,551,276	0.6
130,000		International Business Machines Corp., 1.950%, 07/22/16	133,853	0.0
700,000		Intel Corp., 1.350%, 12/15/17	696,018	0.3
525,000		NetApp Inc., 2.000%, 12/15/17	531,026	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	695,225	0.2
556,000		Texas Instruments, Inc., 0.450%, 08/03/15	556,435	0.2
700,000		Xerox Corp., 4.250%, 02/15/15	721,422	0.3
			6,566,945	2.4

		Utilities: 1.8%
525,000		Dominion Resources, Inc./VA, 1.400%, 09/15/17	518,031	0.2
233,000		Entergy Louisiana, LLC, 1.875%, 12/15/14	235,314	0.1
890,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	894,402	0.3
1,025,000		Georgia Power Co., 0.625%, 11/15/15	1,024,899	0.4
379,000		Georgia Power Co., 0.750%, 08/10/15	379,861	0.1
315,000		Georgia Power Co., 3.000%, 04/15/16	329,072	0.1
753,000		Progress Energy, Inc., 5.625%, 01/15/16	814,375	0.3
588,000		PSEG Power, LLC, 2.750%, 09/15/16	611,516	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	319,327	0.1
			5,126,797	1.8

	Total Corporate Bonds/Notes
	(Cost $107,060,271)		107,836,087	38.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.6%
779,000	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	795,540	0.3
900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	979,842	0.3
1,043,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 4.621%, 07/10/43	1,059,233	0.4
827,441		Bear Stearns Commercial Mortgage Securities Trust 2003-TOP12, 4.727%, 08/13/39	833,511	0.3
980,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.074%, 02/13/42	1,011,563	0.4
300,537		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 5.957%, 06/11/50	307,041	0.1
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.750%, 06/11/41	516,518	0.2
499,450		Commercial Mortgage Trust 2007-GG9, 0.716%, 03/10/46	497,267	0.2
340,000		Commercial Mortgage Trust 2007-GG9, 5.447%, 03/10/39	344,910	0.1
896,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	925,164	0.3
1,380,000	#	Credit Suisse Mortgage Capital Certificates, 2.405%, 02/10/29	1,378,186	0.5
105,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/15/43	113,727	0.0
133,000	#	Del Coronado Trust, 0.955%, 03/15/26	133,058	0.0
400,000	#	GCCFC Commercial Mortgage Trust, 6.109%, 06/10/36	402,100	0.1

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
940,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	$972,270	0.3
352,238		GE Capital Commercial Mortgage Corp., 5.309%, 11/10/45	353,440	0.1
486,402		Greenwich Capital Commercial Funding Corp., 5.381%, 03/10/39	494,336	0.2
1,300,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	1,401,023	0.5
70,499	#	JP Morgan Chase Commercial Mortgage Securities Corp., 4.158%, 01/12/39	70,455	0.0
990,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 01/15/42	1,008,682	0.4
280,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.790%, 02/15/51	282,716	0.1
150,950		JP Morgan Chase Commercial Mortgage Securities Corp., 5.800%, 06/15/49	151,096	0.1
340,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, 0.355%, 03/15/46	337,192	0.1
143,303		JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CIBC13, 5.240%, 01/12/43	145,503	0.1
480,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	486,506	0.2
470,000		LB-UBS Commercial Mortgage Trust 2004-C4, 6.000%, 06/15/36	472,608	0.2
2,010,000		LB-UBS Commercial Mortgage Trust 2005-C5, 5.127%, 09/15/40	2,095,440	0.7
699,715		LB-UBS Commercial Mortgage Trust 2006-C7, 5.300%, 11/15/38	725,170	0.3
493,694		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	521,828	0.2
287,291		ML-CFC Commercial Mortgage Trust 2007-9, 5.644%, 09/12/49	292,624	0.1
1,270,000		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	1,299,695	0.5
516,573		Morgan Stanley Capital I Trust 2006-TOP21, 5.185%, 10/12/52	522,439	0.2
930,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.648%, 06/11/42	1,012,696	0.4
900,000		Morgan Stanley Capital I, 5.073%, 08/13/42	934,114	0.3
114,806	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	115,262	0.0
1,275,426		NCUA Guaranteed Notes, 1.600%, 10/29/20	1,284,118	0.5
252,269	#	NorthStar 2012-1 Mortgage Trust, 1.357%, 08/25/29	252,567	0.1
1,320,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	1,418,279	0.5
722,532		TIAA Seasoned Commercial Mortgage Trust, 5.551%, 08/15/39	757,420	0.3
690,000	#	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, 5.719%, 08/15/41	695,562	0.2
580,000		Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.396%, 03/15/42	593,182	0.2
1,540,000		Wachovia Bank Commercial Mortgage Trust, 5.603%, 10/15/48	1,674,447	0.6

	Total Collateralized Mortgage Obligations
	(Cost $29,830,641)		29,668,330	10.6

ASSET-BACKED SECURITIES: 17.7%
		Automobile Asset-Backed Securities: 5.7%
100,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	100,103	0.0
210,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	209,310	0.1
273,000		Capital Auto Receivables Asset Trust 2013-1, 0.790%, 06/20/17	273,212	0.1
57,000		Capital Auto Receivables Asset Trust 2013-2, 1.240%, 10/20/17	57,370	0.0
510,000		Capital Auto Receivables Asset Trust 2013-3, 1.310%, 12/20/17	514,185	0.2
660,000		CarMax Auto Owner Trust 2013-3, 1.490%, 01/15/19	665,181	0.2
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	933,626	0.3
420,000		Fifth Third Auto 2013-1, 1.300%, 02/18/20	423,608	0.1

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,000,000		Ford Credit Auto Owner Trust 2012-B, 1.000%, 09/15/17	$1,006,036	0.4
190,000		Ford Credit Auto Owner Trust 2013-D, 1.110%, 02/15/19	189,752	0.1
1,330,000		Ford Credit Auto Owner Trust, 1.250%, 10/15/18	1,338,726	0.5
339,000		Harley-Davidson Motorcycle Trust 2012-1, 0.910%, 02/15/18	340,643	0.1
90,000		Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	89,696	0.0
756,000	#	Hyundai Auto Lease Securitization Trust, 0.660%, 06/15/16	757,362	0.3
1,330,000		Mercedes-Benz Auto Receivables Trust, 1.130%, 11/15/19	1,334,707	0.5
309,000		Nissan Auto Lease 2013-A, 0.740%, 10/15/18	309,416	0.1
1,380,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	1,387,412	0.5
901,000		Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	898,028	0.3
750,000		Nissan Auto Receivables Owner Trust, 1.000%, 07/16/18	755,262	0.3
300,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	309,882	0.1
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,011,338	0.4
159,535		Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	159,860	0.1
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	699,292	0.2
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	709,371	0.3
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	398,301	0.1
200,000		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	200,185	0.1
810,000		World Omni Auto Receivables Trust 2013-A, 0.870%, 07/15/19	807,583	0.3
			15,879,447	5.7

		Credit Card Asset-Backed Securities: 3.8%
1,078,000		Capital One Multi-Asset Execution Trust, 5.050%, 12/17/18	1,166,740	0.4
1,200,000		Chase Issuance Trust, 1.010%, 10/15/18	1,200,112	0.4
970,000		Chase Issuance Trust, 1.150%, 01/15/19	970,586	0.3
1,000,000		Citibank Credit Card Issuance Trust, 1.320%, 09/07/18	1,008,675	0.4
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,367,274	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,547,434	0.6
400,000		Discover Card Execution Note Trust, 0.585%, 07/15/21	401,440	0.1
1,000,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	1,001,625	0.4
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,139,931	0.4
975,000		Dryrock Issuance Trust, 0.640%, 08/15/18	974,404	0.3
			10,778,221	3.8

		Home Equity Asset-Backed Securities: 0.2%
490,297		Chase Funding Loan Acquisition Trust Series 2003-C2, 4.750%, 12/25/19	505,259	0.2

		Other Asset-Backed Securities: 8.0%
500,000	#	Apidos CDO I Ltd., 0.989%, 07/27/17	497,184	0.2
500,000	#	Apidos CDO II, 1.039%, 12/21/18	488,307	0.2
400,000	#	Ares VIR CLO Ltd., 2.134%, 03/12/18	398,480	0.1
510,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	507,924	0.2
10,933	#	Atrium CDO Corp., 0.564%, 10/27/16	10,923	0.0
750,000	#	Atrium CDO Corp., 0.814%, 10/27/16	747,931	0.3
500,000	#	Atrium V, 0.925%, 07/20/20	475,878	0.2
500,000	#	Babson CLO, Inc. 2005-III, 0.637%, 11/10/19	487,887	0.2
1,000,000	#	Ballyrock CLO 2006-1 Ltd., 1.733%, 08/28/19	992,391	0.4
523,507	#	Ballyrock CLO 2006-1 Ltd., 3.683%, 08/28/19	521,189	0.2
500,000	#	Black Diamond CLO Ltd., 0.585%, 06/20/17	498,763	0.2
500,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.038%, 04/17/20	496,043	0.2

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
303,474	#	Callidus Debt Partners CLO Fund VII Ltd., 0.987%, 01/21/21	$302,958	0.1
425,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.487%, 01/21/21	425,141	0.1
500,000	#	Callidus Debt Partners CLO Fund VII Ltd., 3.687%, 01/21/21	501,753	0.2
750,000	#	Carlyle Arnage CLO Ltd., 1.734%, 08/27/21	757,063	0.3
400,000	#	Carlyle Arnage CLO Ltd., 3.484%, 08/27/21	402,203	0.1
800,000	#	Castle Garden Funding, 0.986%, 10/27/20	789,674	0.3
575,000	#	CIFC Funding 2006-I Ltd., 0.637%, 10/20/20	560,559	0.2
600,000	#	CIFC Funding 2006-II Ltd., 1.836%, 03/01/21	573,835	0.2
1,374,000		CNH Equipment Trust, 0.650%, 04/16/18	1,376,690	0.5
500,000	#	CP Uniq Aps, 2.039%, 04/15/18	487,437	0.2
1,000,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.986%, 05/22/17	985,402	0.3
154,320	#	Emporia Preferred Funding II Corp., 0.517%, 10/18/18	154,071	0.0
575,000	#	Emporia Preferred Funding, 0.737%, 10/18/18	570,299	0.2
284,616	#	GSAMP Trust 2005-SEA2, 0.504%, 01/25/45	278,310	0.1
400,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.235%, 10/28/19	396,909	0.1
750,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 3.685%, 10/28/19	750,340	0.3
500,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.574%, 08/21/20	495,938	0.2
350,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.934%, 08/21/20	337,331	0.1
340,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.834%, 08/21/20	322,309	0.1
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.686%, 08/07/21	679,004	0.2
250,000	#	Hewett's Island Clo IV Ltd., 0.987%, 05/09/18	249,117	0.1
750,000	#	Kingsland III Ltd., 0.886%, 08/24/21	711,302	0.2
675,000	#	Landmark VI CDO Ltd, 0.742%, 01/14/18	663,670	0.2
500,000	#	Madison Park Funding Ltd., 2.137%, 05/10/19	500,121	0.2
500,000	#	Morgan Stanley Investment Management Croton Ltd, 0.689%, 01/15/18	492,037	0.2
500,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	490,725	0.2
773,904		Structured Asset Securities Corp. Trust 2005-AR1, 0.354%, 09/25/35	772,566	0.3
350,000	#	WhiteHorse III Ltd./Corp, 0.988%, 05/01/18	347,229	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.088%, 05/01/18	738,643	0.3
			22,235,536	8.0
	Total Asset-Backed Securities
	(Cost $49,204,094)		49,398,463	17.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.7%
		Federal Home Loan Bank: 0.0%
150,000		1.150%, due 02/22/18	148,319	0.0

		Federal Home Loan Mortgage Corporation: 0.4%##
1,034,000		0.500%, due 06/20/17	1,034,623	0.4
2,212		1.971%, due 07/01/24	2,327	0.0
88		2.000%, due 01/01/17	90	0.0
			1,037,040	0.4

		Federal National Mortgage Association: 4.3%##
900,000		0.520%, due 05/27/16	899,457	0.3
10,400,000		0.750%, due 12/19/14	10,448,464	3.8
1,920		2.332%, due 12/01/17	1,905	0.0
10,651		6.000%, due 07/01/16	11,023	0.0
15,739		6.000%, due 03/01/17	16,434	0.0
20,301		6.000%, due 05/01/17	21,194	0.0
11,370		6.000%, due 09/01/17	11,521	0.0
198,168		6.500%, due 10/01/22	222,446	0.1
160,338		6.500%, due 02/01/29	182,133	0.1
35,827		6.500%, due 10/01/32	40,306	0.0
17,589		7.000%, due 10/01/32	18,139	0.0
8,464		7.500%, due 08/01/27	8,601	0.0
			11,881,623	4.3

		Government National Mortgage Association: 0.0%
7,691		9.000%, due 12/15/26	8,922	0.0
1,179		9.500%, due 03/15/20	1,187	0.0
			10,109	0.0

	Total U.S. Government Agency Obligations
	(Cost $13,015,465)		13,077,091	4.7

U.S. TREASURY OBLIGATIONS: 26.9%
		U.S. Treasury Notes: 26.9%
2,787,000		0.125%, due 04/30/15	2,786,674	1.0
49,512,000		0.375%, due 03/31/16	49,463,627	17.7
15,009,000		0.750%, due 03/15/17	14,955,643	5.4

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: (continued)
7,821,000	1.625%, due 03/31/19	$7,784,030	2.8

Total U.S. Treasury Obligations
(Cost $74,963,725)	74,989,974	26.9

Total Long-Term Investments
(Cost $274,074,196)	274,969,945	98.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
4,502,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,502,000)	4,502,000	1.6

Total Short-Term Investments
(Cost $4,502,000)	4,502,000	1.6

Total Investments in Securities (Cost $278,576,196)	$279,471,945	100.2
Liabilities in Excess of Other Assets	(506,195)	(0.2)
Net Assets	$278,965,750	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

Cost for federal income tax purposes is $278,577,519.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,334,002
Gross Unrealized Depreciation	(439,576)

Net Unrealized Appreciation	$894,426

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$107,836,087	$–	$107,836,087
Collateralized Mortgage Obligations	–	29,668,330	–	29,668,330
U.S. Government Agency Obligations	–	13,077,091	–	13,077,091
U.S. Treasury Obligations	–	74,989,974	–	74,989,974
Asset-Backed Securities	–	49,398,463	–	49,398,463
Short-Term Investments	4,502,000	–	–	4,502,000
Total Investments, at fair value	$4,502,000	$274,969,945	$–	$279,471,945
Other Financial Instruments+
Futures	147,963	–	–	147,963
Total Assets	$4,649,963	$274,969,945	$–	$279,619,908
Liabilities Table
Other Financial Instruments+
Futures	$(96,704)	$–	$–	$(96,704)
Total Liabilities	$(96,704)	$–	$–	$(96,704)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	285	06/30/14	$62,575,313	$(96,704)
			$62,575,313	$(96,704)
Short Contracts
U.S. Treasury 5-Year Note	(200)	06/30/14	(23,790,626)	147,963
			$(23,790,626)	$147,963

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$147,963
Total Asset Derivatives		$147,963

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$96,704
Total Liability Derivatives		$96,704

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 26.0%
13,500,000		Barton Capital LLC, 0.070%,due 04/01/14	$13,500,000	1.2
21,000,000		Barton Capital LLC, 0.150%,due 04/17/14	20,998,600	1.9
600,000		Barton Capital LLC, 0.150%,due 05/06/14	599,913	0.1
13,750,000	#	Barton Capital LLC, 0.185%,due 04/17/14	13,750,000	1.2
48,500,000		Concord Minutemen Capital Co., 0.200%,due 07/02/14	48,475,211	4.3
48,500,000		Crown Point Capital Co., 0.200%,due 07/02/14	48,475,211	4.3
39,500,000		Jupiter Securitization Company LLC, 0.282%,due 07/01/14	39,471,942	3.5
10,000,000		Jupiter Securitization Company LLC, 0.301%,due 06/06/14	9,994,500	0.9
2,500,000	#	Old Line Funding LLC, 0.184%,due 04/27/14	2,500,000	0.2
9,500,000		Old Line Funding LLC, 0.230%,due 06/05/14	9,496,055	0.8
17,500,000		Old Line Funding LLC, 0.230%,due 09/25/14	17,480,210	1.5
19,700,000		Old Line Funding LLC, 0.240%,due 07/02/14	19,687,917	1.7
10,750,000	#	Thunder Bay Funding LLC, 0.184%,due 04/27/14	10,750,000	0.9
24,100,000	#	Thunder Bay Funding LLC, 0.187%,due 04/07/14	24,100,000	2.1
1,750,000		Thunder Bay Funding LLC, 0.210%,due 07/02/14	1,749,061	0.2
13,475,000		Thunder Bay Funding LLC, 0.240%,due 04/01/14	13,475,000	1.2
		Total Asset Backed Commercial Paper
		(Cost $294,503,620)	294,503,620	26.0

Certificates of Deposit: 8.3%
18,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 04/20/14	18,000,000	1.6
2,000,000		BNP Paribas New York, 0.310%,due 04/21/14	2,000,144	0.2
25,500,000		Credit Suisse New York, 0.282%,due 07/01/14	25,500,000	2.2
11,000,000		Standard Chartered Bank, 0.500%,due 01/02/15	11,000,000	1.0
5,750,000		Svenska Handelsbanken NY, 0.180%,due 04/04/14	5,750,000	0.5
27,250,000		Toronto Dominion Bank NY, 0.090%,due 04/01/14	27,250,000	2.4
2,525,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	2,527,486	0.2
2,100,000		Toronto Dominion Bank NY, 0.550%,due 09/18/14	2,102,067	0.2
		Total Certificates of Deposit
		(Cost $94,129,697)	94,129,697	8.3

Financial Company Commercial Paper: 8.0%
40,000,000		BNP Paribas Finance, Inc., 0.170%,due 04/01/14	40,000,000	3.5
1,500,000		General Electric Capital Corp., 0.190%,due 07/18/14	1,499,145	0.1
275,000		Nordea Bank AB, 0.080%,due 04/03/14	274,998	0.0
500,000		Nordea Bank AB,due 04/01/14	500,000	0.1
25,000,000		Skandinaviska Enskilda Banken AB, 0.100%,due 04/09/14	24,999,445	2.2
6,500,000		Societe Generale North America, 0.120%,due 04/03/14	6,499,957	0.6
6,900,000		Westpac Banking Group, 0.170%,due 05/21/14	6,898,371	0.6
10,450,000		Westpac Banking Group, 0.257%,due 04/02/14	10,449,925	0.9
		Total Financial Company Commercial Paper
		(Cost $91,121,841)	91,121,841	8.0

Government Agency Repurchase Agreement: 8.6%
16,342,000		Deutsche Bank Repurchase Agreement dated 3/31/14, 0.080%, due 4/1/14, $16,342,036 to be received upon repurchase (Collateralized by $20,914,000, various US Gov Agency Oblig, 0.000-0.750%, Market Value plus accrued interest $16,669,286 due 6/27/17-3/23/28	16,342,000	1.5

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: (continued)
75,000,000		Goldman Sachs Repurchase Agreement dated 3/31/14, 0.070%, due 4/1/14, $75,000,146 to be received upon repurchase (Collateralized by $77,280,419, various US Gov Agency Oblig, 1.170-3.375%, Market Value plus accrued interest $76,500,000 due 1/30/17-1/13/22	$75,000,000	6.6
6,050,000		Morgan Stanley Repurchase Agreement dated 3/31/14, 0.040%, due 4/1/14, $6,050,007 to be received upon repurchase (Collateralized by $10,918,000, various US Gov Agency Oblig, 0.000-8.875%, Market Value plus accrued interest $6,171,072 due 4/15/15-4/15/30	6,050,000	0.5
		Total Government Agency Repurchase Agreement
		(Cost $97,392,000)	97,392,000	8.6

Other Commercial Paper: 4.7%
3,250,000	#	American Honda Finance, 1.850%,due 09/19/14	3,272,441	0.3
27,000,000		Cargill Global Fund PLC, 0.070%,due 04/04/14	26,999,843	2.4
21,500,000		Cargill Global Fund PLC, 0.080%,due 04/02/14	21,499,952	1.9
1,000,000		KFW, 0.100%,due 04/22/14	999,942	0.1
		Total Other Commercial Paper
		(Cost $52,772,178)	52,772,178	4.7

Other Instrument: 2.7%
31,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 04/01/14	31,000,000	2.7

		Total Other Instrument
		(Cost $31,000,000)	31,000,000	2.7

Other Note: 21.0%
16,000,000		American Honda Finance, 0.242%,due 06/12/14	16,000,000	1.4
4,500,000	#	American Honda Finance, 0.288%,due 04/17/14	4,500,000	0.4
3,500,000	#	Australia & New Zealand Banking Group Ltd., 3.700%,due 01/13/15	3,592,486	0.3
7,250,000		BHP Billiton Finance USA Ltd., 5.500%,due 04/01/14	7,250,000	0.6
1,000,000		Caterpillar Financial Services Corp., 0.538%,due 04/01/14	1,000,000	0.1
500,000		Caterpillar, Inc., 1.375%,due 05/27/14	500,845	0.1
8,000,000		Commonwealth Bank of Australia NY, 1.950%,due 03/16/15	8,117,848	0.7
6,000,000	#	Commonwealth Bank of Australia, 3.500%,due 03/19/15	6,183,441	0.6
3,250,000		General Electric Capital Corp., 2.150%,due 01/09/15	3,296,552	0.3
500,000		General Electric Capital Corp., 4.750%,due 09/15/14	509,606	0.1
2,750,000		JPMorgan Chase Bank NA, 0.331%,due 04/21/14	2,748,021	0.3
11,500,000		JPMorgan Chase Bank NA, 0.356%,due 04/22/14	11,500,000	1.0
3,500,000	#	Nordea Eiendomskreditt, 0.660%,due 04/07/14	3,502,233	0.3
28,470,000	#	Rabobank Nederland, 4.200%,due 05/13/14	28,600,766	2.5
24,000,000	#	Royal Bank of Canada, 0.408%,due 04/01/14	24,000,000	2.1
5,200,000	#	Standard Chartered PLC, 5.500%,due 11/18/14	5,367,668	0.5
24,000,000		Svenska Handelsbanken AB, 0.386%,due 04/04/14	24,000,000	2.1
9,500,000		Toyota Motor Credit Corp., 0.264%,due 06/11/14	9,500,000	0.8
300,000		Toyota Motor Credit Corp., 0.406%,due 06/05/14	300,373	0.0
12,000,000		US Bank NA, 0.522%,due 04/14/14	12,015,588	1.1
2,100,000		Wal-Mart Stores, Inc., 3.200%,due 05/15/14	2,107,669	0.2
36,250,000		Wells Fargo Bank NA, 0.380%,due 06/24/14	36,250,000	3.2
26,500,000		Westpac Banking Corp, 0.533%,due 04/28/14	26,500,000	2.3
		Total Other Note
		(Cost $237,343,096)	237,343,096	21.0

PORTFOLIO OF INVESTMENTS
Voya Liquid Assets Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
Treasury Debt: 19.8%
111,250,000	United States Treasury Bill, 0.045%,due 04/24/14	$111,246,808	9.8
113,000,000	United States Treasury Bill, 0.053%,due 04/17/14	112,997,338	10.0
	Total Treasury Debt
	(Cost $224,244,146)	224,244,146	19.8

	Total Investments in Securities (Cost $1,122,506,578)	$1,122,506,578	99.1
	Assets in Excess of Other Liabilities	9,808,431	0.9
	Net Assets	$1,132,315,009	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	–

Net Unrealized Depreciation	$–

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Other Instrument	$31,000,000	$–	$–	$31,000,000
Asset Backed Commercial Paper	–	294,503,620	–	294,503,620
Government Agency Repurchase Agreement	–	97,392,000	–	97,392,000
Treasury Debt	–	224,244,146	–	224,244,146
Other Commercial Paper	–	52,772,178	–	52,772,178
Other Note	–	237,343,096	–	237,343,096
Financial Company Commercial Paper	–	91,121,841	–	91,121,841
Certificates of Deposit	–	94,129,697	–	94,129,697
Total Investments, at fair value	$31,000,000	$1,091,506,578	$–	$1,122,506,578

PORTFOLIO OF INVESTMENTS
Voya Multi-Manager Large Cap Core Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 10.9%
28,802		ARAMARK Holdings Corp.	$832,954	0.2
162,060	@	Carmax, Inc.	7,584,408	2.3
195,820		Carnival Corp.	7,413,745	2.2
2,317		CBS Outdoor Americas, Inc.	67,772	0.0
50,606		Comcast Corp. – Class A	2,531,312	0.8
33,365	@	Delphi Automotive PLC	2,264,149	0.7
10,003		Dick's Sporting Goods, Inc.	546,264	0.2
11,299		DirecTV Group	863,470	0.3
16,722		Discovery Communications, Inc. - Class A	1,382,910	0.4
144,336		Lowe's Cos., Inc.	7,058,030	2.1
5,213	@	Ulta Salon Cosmetics & Fragrance, Inc.	508,163	0.2
34,606		Viacom - Class B	2,941,164	0.9
3,558		Wynn Resorts Ltd.	790,410	0.2
16,380		Yum! Brands, Inc.	1,234,888	0.4
			36,019,639	10.9

		Consumer Staples: 12.7%
137,720		Altria Group, Inc.	5,154,860	1.6
26,350		Brown-Forman Corp.	2,363,331	0.7
110,400		Coca-Cola Co.	4,268,064	1.3
39,905		CVS Caremark Corp.	2,987,288	0.9
9,867		Diageo PLC ADR	1,229,330	0.4
53,670		Energizer Holdings, Inc.	5,406,716	1.6
22,810		Hershey Co.	2,381,364	0.7
30,991		PepsiCo, Inc.	2,587,748	0.8
69,838		Philip Morris International, Inc.	5,717,637	1.7
52,420		Procter & Gamble Co.	4,225,052	1.3
25,094		Walgreen Co.	1,656,957	0.5
52,700		Wal-Mart Stores, Inc.	4,027,861	1.2
			42,006,208	12.7

		Energy: 9.1%
45,130		Apache Corp.	3,743,534	1.1
23,795	@	Cameron International Corp.	1,469,817	0.4
40,117		Canadian Natural Resources Ltd.	1,539,289	0.5
82,485		Chevron Corp.	9,808,291	3.0
91,404		ConocoPhillips	6,430,271	1.9
39,814		Halliburton Co.	2,344,647	0.7
22,240		Kinder Morgan Management, LLC	1,593,941	0.5
37,239		Kinder Morgan, Inc.	1,209,895	0.4
18,691	@	Newfield Exploration Co.	586,150	0.2
18,499		Noble Energy, Inc.	1,314,169	0.4
			30,040,004	9.1

		Financials: 17.2%
22,822	@	Aon PLC	1,923,438	0.6
148,456		Bank of America Corp.	2,553,443	0.8
96,587	@	Berkshire Hathaway, Inc.	12,070,477	3.6
29,064		Blackrock, Inc.	9,140,047	2.8
89,505		Citigroup, Inc.	4,260,438	1.3
61,410		Eaton Vance Corp.	2,343,406	0.7
83,874		JPMorgan Chase & Co.	5,091,991	1.5
19,510		Realogy Holdings Corp.	847,709	0.3
11,572		State Street Corp.	804,833	0.2
230,172		Wells Fargo & Co.	11,448,755	3.5
10,480		White Mountains Insurance Group Ltd.	6,286,952	1.9
			56,771,489	17.2

		Health Care: 11.3%
54,332		Abbott Laboratories	2,092,325	0.6
144,890		Bristol-Myers Squibb Co.	7,527,035	2.3
40,564		Cardinal Health, Inc.	2,838,669	0.9
11,750	@	Celgene Corp.	1,640,300	0.5
14,760		Cigna Corp.	1,235,855	0.4
33,151		Covidien PLC	2,441,903	0.7
110,400		Eli Lilly & Co.	6,498,144	2.0
27,420	@	Express Scripts Holding Co.	2,058,968	0.6
36,830		Johnson & Johnson	3,617,811	1.1
196,001		Pfizer, Inc.	6,295,552	1.9
10,027	@	Salix Pharmaceuticals Ltd.	1,038,897	0.3
			37,285,459	11.3

		Industrials: 8.0%
35,186		Eaton Corp. PLC	2,643,172	0.8
31,726		FedEx Corp.	4,205,599	1.3
69,300		General Dynamics Corp.	7,548,156	2.3
115,252		General Electric Co.	2,983,874	0.9
33,680		Honeywell International, Inc.	3,124,157	0.9
8,240		Kansas City Southern	840,974	0.3
24,604		Nielsen Holdings NV	1,098,077	0.3
39,729	@	Tyco International Ltd.	1,684,510	0.5
19,930		United Technologies Corp.	2,328,621	0.7
			26,457,140	8.0

		Information Technology: 19.9%
10,756		Apple, Inc.	5,773,176	1.7
54,205		Broadcom Corp.	1,706,373	0.5
191,710		Cisco Systems, Inc.	4,296,221	1.3
313,630		Corning, Inc.	6,529,777	2.0
37,083	@	eBay, Inc.	2,048,465	0.6
48,510	@	Electronic Arts, Inc.	1,407,275	0.4
305,249		EMC Corp.	8,366,875	2.5
4,585	@	Equinix, Inc.	847,491	0.3
3,697		Google, Inc. – Class A	4,120,344	1.3
21,154		Hewlett-Packard Co.	684,543	0.2
24,179		International Business Machines Corp.	4,654,216	1.4
169,390		Intel Corp.	4,371,956	1.3
26,366		Intuit, Inc.	2,049,429	0.6
29,620		Mastercard, Inc.	2,212,614	0.7
120,280		Microsoft Corp.	4,930,277	1.5

Voya Multi-Manager Large Cap Core	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
27,667	Qualcomm, Inc.	$2,181,820	0.7
29,518	@ Skyworks Solutions, Inc.	1,107,515	0.3
17,390	Teradata Corp.	855,414	0.3
35,540	Visa, Inc.	7,671,664	2.3
		65,815,445	19.9

	Materials: 7.6%
97,510	Albemarle Corp.	6,476,614	1.9
28,938	Dow Chemical Co.	1,406,098	0.4
16,960	@ Louisiana-Pacific Corp.	286,115	0.1
65,270	Mosaic Co.	3,263,500	1.0
35,300	NewMarket Corp.	13,794,534	4.2
		25,226,861	7.6

	Telecommunication Services: 2.3%
164,399	Verizon Communications, Inc.	7,820,460	2.3

	Total Common Stock
	(Cost $293,534,175)	327,442,705	99.0

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
3,290,871	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,290,871)	3,290,871	1.0

	Total Short-Term Investments
	(Cost $3,290,871)	3,290,871	1.0

	Total Investments in Securities (Cost $296,825,046)	$330,733,576	100.0
	Liabilities in Excess of Other Assets	(151,715)	–
	Net Assets	$330,581,861	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR American Depositary Receipt

Cost for federal income tax purposes is $297,916,236.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,299,680
Gross Unrealized Depreciation	(4,482,340)

Net Unrealized Appreciation	$32,817,340

Voya Multi-Manager Large Cap Core	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$327,442,705	$–	$–	$327,442,705
Short-Term Investments	3,290,871	–	–	3,290,871
Total Investments, at fair value	$330,733,576	$–	$–	$330,733,576

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya Retirement Conservative Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
281,672	Voya Australia Index Portfolio - Class I	$2,982,906	0.5
552,560	Voya Euro STOXX 50® Index Portfolio - Class I	6,741,233	1.2
444,170	Voya FTSE 100 Index® Portfolio - Class I	6,031,823	1.1
79,700	Voya Hang Seng Index Portfolio - Class I	1,078,339	0.2
480,564	Voya Japan TOPIX Index Portfolio - Class I	5,247,757	1.0
2,001,689	Voya RussellTM Mid Cap Index Portfolio - Class I	33,147,977	6.0
24,538,195	Voya U.S. Bond Index Portfolio - Class I	259,368,719	46.9
7,551,624	Voya U.S. Stock Index Portfolio - Class I	111,915,064	20.2
13,217,782	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	126,758,528	22.9

	Total Mutual Funds
	(Cost $494,136,677)	553,272,346	100.0

	Liabilities in Excess of Other Assets	(272,667)	–
	Net Assets	$552,999,679	100.0

@	Non-income producing security

Cost for federal income tax purposes is $498,832,981.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$63,657,961
Gross Unrealized Depreciation	(9,218,596)

Net Unrealized Appreciation	$54,439,365

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$553,272,346	$–	$–	$553,272,346
Total Investments, at fair value	$553,272,346	$–	$–	$553,272,346

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,930,841	$70,117	$(170,148)	$152,096	$2,982,906	$-	$9,918	$-
Voya Euro STOXX 50® Index Portfolio - Class I	7,143,757	23,038	(380,130)	(45,432)	6,741,233	-	176,949	-
Voya FTSE 100 Index® Portfolio - Class I	6,688,170	21,502	(489,656)	(188,193)	6,031,823	-	147,181	-
Voya Hang Seng Index Portfolio - Class I	1,137,024	66,631	(62,506)	(62,810)	1,078,339	-	6,750	-
Voya Japan TOPIX Index Portfolio - Class I	5,556,367	310,439	(300,403)	(318,646)	5,247,757	-	32,028	-
Voya RussellTM Mid Cap Index Portfolio - Class I	35,596,526	115,191	(3,268,536)	704,796	33,147,977	-	479,764	-
Voya U.S. Bond Index Portfolio - Class I	268,563,053	2,255,817	(16,590,615)	5,140,464	259,368,719	-	(315,361)	-
Voya U.S. Stock Index Portfolio - Class I	118,273,220	383,970	(6,047,973)	(694,153)	111,915,064	-	2,583,597	-
VY BlackRock Inflation Protected Bond Portfolio - Class I	129,964,040	2,441,224	(8,611,816)	2,965,080	126,758,528	-	(647,330)	-
	$575,852,998	$5,687,929	$(35,921,783)	$7,653,202	$553,272,346	$-	$2,473,496	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
11,320,575	Voya Australia Index Portfolio - Class I	$119,884,893	2.6
26,087,244	Voya Emerging Markets Index Portfolio - Class I	289,307,540	6.2
22,208,393	Voya Euro STOXX 50® Index Portfolio - Class I	270,942,393	5.8
17,856,582	Voya FTSE 100 Index® Portfolio - Class I	242,492,384	5.2
3,204,452	Voya Hang Seng Index Portfolio - Class I	43,356,237	0.9
19,317,812	Voya Japan TOPIX Index Portfolio - Class I	210,950,505	4.5
45,167,255	Voya RussellTM Mid Cap Index Portfolio - Class I	747,969,749	15.9
16,240,178	Voya RussellTM Small Cap Index Portfolio - Class I	278,194,256	5.9
110,447,779	Voya U.S. Bond Index Portfolio - Class I	1,167,433,024	24.9
89,451,184	Voya U.S. Stock Index Portfolio - Class I	1,325,666,554	28.2

	Total Mutual Funds
	(Cost $3,818,876,333)	4,696,197,535	100.1

	Liabilities in Excess of Other Assets	(2,805,259)	(0.1)
	Net Assets	$4,693,392,276	100.0

Cost for federal income tax purposes is $3,844,446,898.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$918,471,696
Gross Unrealized Depreciation	(66,721,059)

Net Unrealized Appreciation	$851,750,637

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$4,696,197,535	$–	$–	$4,696,197,535
Total Investments, at fair value	$4,696,197,535	$–	$–	$4,696,197,535

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$113,203,981	$3,296,331	$(3,126,366)	$6,510,947	$119,884,893	$-	$(7,009)	$-
Voya Emerging Markets Index Portfolio - Class I	279,561,037	19,332,975	(8,203,480)	(1,382,992)	289,307,540	-	(626,094)	-
Voya Euro STOXX 50® Index Portfolio - Class I	275,764,762	99,258	(7,988,737)	3,067,110	270,942,393	-	2,194,822	-
Voya FTSE 100 Index® Portfolio - Class I	258,205,078	92,641	(10,914,827)	(4,890,508)	242,492,384	-	3,184,568	-
Voya Hang Seng Index Portfolio - Class I	43,893,770	2,862,502	(1,312,075)	(2,087,960)	43,356,237	-	(112,322)	-
Voya Japan TOPIX Index Portfolio - Class I	214,523,568	13,505,740	(5,928,829)	(11,149,974)	210,950,505	-	(170,017)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	771,344,769	278,619	(26,078,744)	2,425,105	747,969,749	-	23,642,973	-
Voya RussellTM Small Cap Index Portfolio - Class I	290,576,260	104,482	(8,597,512)	(3,888,974)	278,194,256	-	7,261,337	-
Voya U.S. Bond Index Portfolio - Class I	1,160,900,833	17,028,352	(32,159,711)	21,663,550	1,167,433,024	-	(587,272)	-
Voya U.S. Stock Index Portfolio - Class I	1,345,566,052	487,582	(26,466,646)	6,079,566	1,325,666,554	-	16,068,957	-
	$4,753,540,110	$57,088,482	$(130,776,927)	$16,345,870	$4,696,197,535	$-	$50,849,943	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,711,925	Voya Australia Index Portfolio - Class I	$28,719,282	1.6
6,596,568	Voya Emerging Markets Index Portfolio - Class I	73,155,944	4.1
5,320,556	Voya Euro STOXX 50® Index Portfolio - Class I	64,910,782	3.7
4,277,717	Voya FTSE 100 Index® Portfolio - Class I	58,091,393	3.3
767,632	Voya Hang Seng Index Portfolio - Class I	10,386,065	0.6
4,627,901	Voya Japan TOPIX Index Portfolio - Class I	50,536,675	2.8
10,707,748	Voya RussellTM Mid Cap Index Portfolio - Class I	177,320,305	10.0
2,053,266	Voya RussellTM Small Cap Index Portfolio - Class I	35,172,440	2.0
62,002,725	Voya U.S. Bond Index Portfolio - Class I	655,368,799	36.9
26,659,711	Voya U.S. Stock Index Portfolio - Class I	395,096,910	22.2
23,979,067	@ VY BlackRock Inflation Protected Bond Portfolio - Class I	229,959,252	12.9

	Total Mutual Funds
	(Cost $1,596,927,549)	1,778,717,847	100.1

	Liabilities in Excess of Other Assets	(985,862)	(0.1)
	Net Assets	$1,777,731,985	100.0

@	Non-income producing security

Cost for federal income tax purposes is $1,603,553,811.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$217,728,543
Gross Unrealized Depreciation	(42,564,507)

Net Unrealized Appreciation	$175,164,036

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$1,778,717,847	$–	$–	$1,778,717,847
Total Investments, at fair value	$1,778,717,847	$–	$–	$1,778,717,847

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$27,459,260	$672,000	$(974,445)	$1,562,467	$28,719,282	$-	$(2,560)	$-
Voya Emerging Markets Index Portfolio - Class I	71,582,524	4,603,770	(2,689,630)	(340,720)	73,155,944	-	(197,621)	-
Voya Euro STOXX 50® Index Portfolio - Class I	66,896,475	145,128	(2,546,237)	415,416	64,910,782	-	852,451	-
Voya FTSE 100 Index® Portfolio - Class I	62,632,684	135,453	(4,023,473)	(653,271)	58,091,393	-	258,221	-
Voya Hang Seng Index Portfolio - Class I	10,647,855	641,914	(376,975)	(526,729)	10,386,065	-	(3,174)	-
Voya Japan TOPIX Index Portfolio - Class I	52,038,496	3,015,217	(1,828,271)	(2,688,767)	50,536,675	-	(34,025)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	185,167,245	403,134	(7,604,298)	(645,776)	177,320,305	-	6,889,156	-
Voya RussellTM Small Cap Index Portfolio - Class I	37,205,090	80,627	(1,380,134)	(733,143)	35,172,440	-	1,168,425	-
Voya U.S. Bond Index Portfolio - Class I	659,943,921	6,518,086	(23,097,473)	12,004,265	655,368,799	-	(46,387)	-
Voya U.S. Stock Index Portfolio - Class I	406,070,451	886,894	(12,052,063)	191,628	395,096,910	-	6,447,845	-
VY BlackRock Inflation Protected Bond Portfolio - Class I	229,321,889	4,633,241	(8,511,089)	4,515,211	229,959,252	-	(412,059)	-
	$1,808,965,890	$21,735,464	$(65,084,088)	$13,100,581	$1,778,717,847	$-	$14,920,272	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Retirement Moderate Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,016,540	Voya Australia Index Portfolio - Class I	$63,715,160	2.0
14,634,786	Voya Emerging Markets Index Portfolio - Class I	162,299,772	5.1
11,803,174	Voya Euro STOXX 50® Index Portfolio - Class I	143,998,723	4.6
9,490,085	Voya FTSE 100 Index® Portfolio - Class I	128,875,357	4.1
1,703,038	Voya Hang Seng Index Portfolio - Class I	23,042,107	0.7
10,266,802	Voya Japan TOPIX Index Portfolio - Class I	112,113,474	3.6
26,605,539	Voya RussellTM Mid Cap Index Portfolio - Class I	440,587,723	14.0
7,288,365	Voya RussellTM Small Cap Index Portfolio - Class I	124,849,687	4.0
104,095,918	Voya U.S. Bond Index Portfolio - Class I	1,100,293,854	34.8
58,068,134	Voya U.S. Stock Index Portfolio - Class I	860,569,747	27.2

	Total Mutual Funds
	(Cost $2,665,338,119)	3,160,345,604	100.1

	Liabilities in Excess of Other Assets	(1,829,503)	(0.1)
	Net Assets	$3,158,516,101	100.0

Cost for federal income tax purposes is $2,679,733,115.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$528,034,320
Gross Unrealized Depreciation	(47,421,831)

Net Unrealized Appreciation	$480,612,489

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$3,160,345,604	$–	$–	$3,160,345,604
Total Investments, at fair value	$3,160,345,604	$–	$–	$3,160,345,604

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$60,344,280	$1,629,680	$(1,721,184)	$3,462,384	$63,715,160	$-	$(1,653)	$-
Voya Emerging Markets Index Portfolio - Class I	157,302,498	10,550,459	(4,770,319)	(782,866)	162,299,772	-	(361,266)	-
Voya Euro STOXX 50® Index Portfolio - Class I	146,996,408	9,868	(3,989,598)	982,045	143,998,723	-	1,814,791	-
Voya FTSE 100 Index® Portfolio - Class I	137,635,537	9,210	(6,339,441)	(2,429,949)	128,875,357	-	1,524,446	-
Voya Hang Seng Index Portfolio - Class I	23,399,340	1,475,574	(722,794)	(1,110,013)	23,042,107	-	(61,436)	-
Voya Japan TOPIX Index Portfolio - Class I	114,352,222	6,968,658	(3,331,674)	(5,875,732)	112,113,474	-	(157,157)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	455,720,240	30,700	(16,024,047)	860,830	440,587,723	-	14,529,915	-
Voya RussellTM Small Cap Index Portfolio - Class I	130,805,572	8,771	(4,055,315)	(1,909,341)	124,849,687	-	3,422,971	-
Voya U.S. Bond Index Portfolio - Class I	1,097,410,037	13,811,644	(30,867,473)	19,939,646	1,100,293,854	-	(4,104)	-
Voya U.S. Stock Index Portfolio - Class I	876,096,560	59,207	(21,095,049)	5,509,029	860,569,747	-	8,887,143	-
	$3,200,062,694	$34,553,771	$(92,916,894)	$18,646,033	$3,160,345,604	$-	$29,593,650	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.9%
51,165		ADT Corp.	1,532,392	0.0
103,833	@	Amazon.com, Inc.	34,941,881	0.7
17,676	@	Autonation, Inc.	940,894	0.0
9,464	@	Autozone, Inc.	5,083,114	0.1
59,176	@	Bed Bath & Beyond, Inc.	4,071,309	0.1
74,557		Best Buy Co., Inc.	1,969,050	0.0
63,272		BorgWarner, Inc.	3,889,330	0.1
58,796		Cablevision Systems Corp.	991,889	0.0
61,783	@	Carmax, Inc.	2,891,444	0.1
122,325		Carnival Corp.	4,631,225	0.1
154,028		CBS Corp. - Class B	9,518,930	0.2
8,660		Chipotle Mexican Grill, Inc.	4,919,313	0.1
77,912		Coach, Inc.	3,869,110	0.1
727,530		Comcast Corp. – Class A	36,391,051	0.8
36,786		Darden Restaurants, Inc.	1,867,257	0.0
77,164	@	Delphi Automotive PLC	5,236,349	0.1
132,248		DirecTV Group	10,106,392	0.2
62,078		Discovery Communications, Inc. - Class A	5,133,851	0.1
82,238		Dollar General Corp.	4,562,564	0.1
57,488	@	Dollar Tree, Inc.	2,999,724	0.1
78,084		D.R. Horton, Inc.	1,690,519	0.0
28,378		Expedia, Inc.	2,057,405	0.0
27,273		Family Dollar Stores, Inc.	1,582,107	0.0
1,100,784		Ford Motor Co.	17,172,230	0.4
13,540	@	Fossil Group, Inc.	1,578,899	0.0
33,004		GameStop Corp.	1,356,464	0.0
62,799		Gannett Co., Inc.	1,733,252	0.0
72,995		Gap, Inc.	2,924,180	0.1
33,821	@,L	Garmin Ltd.	1,868,948	0.0
363,863		General Motors Co.	12,524,164	0.3
42,795		Genuine Parts Co.	3,716,746	0.1
67,608		Goodyear Tire & Rubber Co.	1,766,597	0.0
1,204		Graham Holdings Co.	847,315	0.0
75,682		H&R Block, Inc.	2,284,840	0.0
60,929		Harley-Davidson, Inc.	4,058,481	0.1
18,710		Harman International Industries, Inc.	1,990,744	0.0
31,734		Hasbro, Inc.	1,765,045	0.0
393,059		Home Depot, Inc.	31,102,759	0.7
68,588		International Game Technology	964,347	0.0
118,357		Interpublic Group of Cos., Inc.	2,028,639	0.0
185,341		Johnson Controls, Inc.	8,770,336	0.2
55,469		Kohl's Corp.	3,150,639	0.1
67,299		L Brands, Inc.	3,820,564	0.1
39,032		Leggett & Platt, Inc.	1,274,005	0.0
48,886		Lennar Corp.	1,936,863	0.0
291,908		Lowe's Cos., Inc.	14,274,301	0.3
102,470		Macy's, Inc.	6,075,446	0.1
61,718		Marriott International, Inc.	3,457,442	0.1
95,001		Mattel, Inc.	3,810,490	0.1
276,703		McDonald's Corp.	27,125,195	0.6
75,306		McGraw-Hill Cos., Inc.	5,745,848	0.1
49,886		Michael Kors Holdings Ltd.	4,652,867	0.1
16,811	@	Mohawk Industries, Inc.	2,285,960	0.0
16,694	@	NetFlix, Inc.	5,876,789	0.1
77,846		Newell Rubbermaid, Inc.	2,327,595	0.1
137,610		News Corp - Class A	2,369,644	0.1
207,793		Nike, Inc.	15,347,591	0.3
39,854		Nordstrom, Inc.	2,488,882	0.1
72,070		Omnicom Group, Inc.	5,232,282	0.1
29,575	@	O'Reilly Automotive, Inc.	4,388,634	0.1
28,715		Petsmart, Inc.	1,978,176	0.0
14,554	@	Priceline.com, Inc.	17,346,767	0.4
96,064		Pulte Homes, Inc.	1,843,468	0.0
22,543		PVH Corp.	2,812,690	0.1
16,431		Ralph Lauren Corp.	2,644,241	0.1
59,880		Ross Stores, Inc.	4,284,414	0.1
30,235		Scripps Networks Interactive - Class A	2,295,139	0.1
182,526		Staples, Inc.	2,069,845	0.0
210,984		Starbucks Corp.	15,482,006	0.3
53,570		Starwood Hotels & Resorts Worldwide, Inc.	4,264,172	0.1
175,775		Target Corp.	10,636,145	0.2
30,408		Tiffany & Co.	2,619,649	0.1
77,442		Time Warner Cable, Inc.	10,623,494	0.2
249,156		Time Warner, Inc.	16,277,362	0.3
197,774		TJX Cos., Inc.	11,994,993	0.3
38,787		Tractor Supply Co.	2,739,526	0.1
30,821		TripAdvisor, Inc.	2,792,074	0.1
541,712		Twenty-First Century Fox, Inc. Class A	17,318,533	0.4
29,974	@	Urban Outfitters, Inc.	1,093,152	0.0
98,337		VF Corp.	6,085,094	0.1
111,228		Viacom - Class B	9,453,268	0.2
454,466		Walt Disney Co.	36,389,093	0.8
21,906		Whirlpool Corp.	3,274,071	0.1
35,908		Wyndham Worldwide Corp.	2,629,543	0.1
22,600		Wynn Resorts Ltd.	5,020,590	0.1
123,313		Yum! Brands, Inc.	9,296,567	0.2
			568,236,195	11.9

		Consumer Staples: 9.5%
556,174		Altria Group, Inc.	20,817,593	0.4
183,762		Archer-Daniels-Midland Co.	7,973,433	0.2
119,840		Avon Products, Inc.	1,754,458	0.0
46,181		Beam, Inc.	3,846,877	0.1
44,904		Brown-Forman Corp.	4,027,440	0.1
50,394		Campbell Soup Co.	2,261,683	0.0
36,262		Clorox Co.	3,191,419	0.1
1,057,590		Coca-Cola Co.	40,886,429	0.9
66,540		Coca-Cola Enterprises, Inc.	3,177,950	0.1
243,668		Colgate-Palmolive Co.	15,806,743	0.3
116,640		ConAgra Foods, Inc.	3,619,339	0.1
46,684	@	Constellation Brands, Inc.	3,966,740	0.1
122,734		Costco Wholesale Corp.	13,706,933	0.3
330,035		CVS Caremark Corp.	24,706,420	0.5

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
55,290		Dr Pepper Snapple Group, Inc.	3,011,093	0.1
71,339		Estee Lauder Cos., Inc.	4,771,152	0.1
174,318		General Mills, Inc.	9,033,159	0.2
41,854		Hershey Co.	4,369,558	0.1
36,996		Hormel Foods Corp.	1,822,793	0.0
29,052		JM Smucker Co.	2,825,017	0.1
71,113		Kellogg Co.	4,459,496	0.1
36,048		Keurig Green Mountain, Inc.	3,806,308	0.1
106,128		Kimberly-Clark Corp.	11,700,612	0.2
165,703		Kraft Foods Group, Inc.	9,295,938	0.2
144,720		Kroger Co.	6,317,028	0.1
101,098		Lorillard, Inc.	5,467,380	0.1
36,474		McCormick & Co., Inc.	2,616,645	0.1
55,930		Mead Johnson Nutrition Co.	4,650,020	0.1
43,598		Molson Coors Brewing Co.	2,566,178	0.1
474,770		Mondelez International, Inc.	16,403,304	0.3
37,472	@	Monster Beverage Corp.	2,602,430	0.1
424,945		PepsiCo, Inc.	35,482,908	0.7
442,454		Philip Morris International, Inc.	36,223,709	0.8
756,798		Procter & Gamble Co.	60,997,919	1.3
86,379		Reynolds American, Inc.	4,614,366	0.1
64,281		Safeway, Inc.	2,374,540	0.0
163,274		Sysco Corp.	5,899,090	0.1
74,847		Tyson Foods, Inc.	3,294,016	0.1
243,992		Walgreen Co.	16,110,792	0.3
451,578		Wal-Mart Stores, Inc.	34,514,107	0.7
103,823		Whole Foods Market, Inc.	5,264,864	0.1
			450,237,879	9.5

		Energy: 9.9%
140,610		Anadarko Petroleum Corp.	11,918,104	0.3
110,175		Apache Corp.	9,139,016	0.2
122,027		Baker Hughes, Inc.	7,934,196	0.2
117,854		Cabot Oil & Gas Corp.	3,992,894	0.1
60,508	@	Cameron International Corp.	3,737,579	0.1
140,008		Chesapeake Energy Corp.	3,587,005	0.1
532,869		Chevron Corp.	63,363,453	1.3
342,226		ConocoPhillips	24,075,599	0.5
63,242		Consol Energy, Inc.	2,526,518	0.1
101,046		Denbury Resources, Inc.	1,657,154	0.0
106,890		Devon Energy Corp.	7,154,148	0.1
19,107	L	Diamond Offshore Drilling	931,657	0.0
64,550	@	Ensco PLC	3,406,949	0.1
76,233		EOG Resources, Inc.	14,954,628	0.3
42,117		EQT Corp.	4,084,086	0.1
1,206,127		ExxonMobil Corp.	117,814,485	2.5
65,470	@	FMC Technologies, Inc.	3,423,426	0.1
237,491		Halliburton Co.	13,985,845	0.3
30,015		Helmerich & Payne, Inc.	3,228,413	0.1
76,273		Hess Corp.	6,321,506	0.1
186,064		Kinder Morgan, Inc.	6,045,219	0.1
193,724		Marathon Oil Corp.	6,881,076	0.1
82,218		Marathon Petroleum Corp.	7,156,255	0.2
48,552		Murphy Oil Corp.	3,051,979	0.1
71,363	@	Nabors Industries Ltd.	1,759,098	0.0
119,049		National Oilwell Varco, Inc.	9,270,346	0.2
37,291	@	Newfield Exploration Co.	1,169,446	0.0
100,456		Noble Energy, Inc.	7,136,394	0.1
70,018	@	Noble Corp. PLC	2,292,389	0.0
221,827		Occidental Petroleum Corp.	21,137,895	0.4
58,005		Oneok, Inc.	3,436,796	0.1
74,167		Peabody Energy Corp.	1,211,889	0.0
164,016		Phillips 66	12,639,073	0.3
39,661		Pioneer Natural Resources Co.	7,422,160	0.2
49,278		QEP Resources, Inc.	1,450,744	0.0
45,688		Range Resources Corp.	3,790,733	0.1
34,140	@	Rowan Companies PLC	1,149,835	0.0
364,897		Schlumberger Ltd.	35,577,458	0.7
98,509	@	Southwestern Energy Co.	4,532,399	0.1
186,328		Spectra Energy Corp.	6,882,956	0.1
37,330		Tesoro Corp.	1,888,525	0.0
93,623	@,L	Transocean Ltd.	3,870,375	0.1
148,633		Valero Energy Corp.	7,892,412	0.2
190,051		Williams Cos., Inc.	7,712,270	0.2
			472,594,383	9.9

		Financials: 15.8%
93,967	@	ACE Ltd.	9,308,371	0.2
127,226		Aflac, Inc.	8,020,327	0.2
409,437		American International Group, Inc.	20,475,944	0.4
124,793		Allstate Corp.	7,060,788	0.2
255,059		American Express Co.	22,962,962	0.5
109,744		American Tower Corp.	8,984,741	0.2
53,276		Ameriprise Financial, Inc.	5,864,089	0.1
83,717	@	Aon PLC	7,055,669	0.1
40,103		Apartment Investment & Management Co.	1,211,913	0.0
20,605		Assurant, Inc.	1,338,501	0.0
33,615		AvalonBay Communities, Inc.	4,414,322	0.1
2,949,736		Bank of America Corp.	50,735,459	1.1
316,811		Bank of New York Mellon Corp.	11,180,260	0.2
198,422		BB&T Corp.	7,970,612	0.2
502,461	@	Berkshire Hathaway, Inc.	62,792,551	1.3
35,066		Blackrock, Inc.	11,027,556	0.2
42,707		Boston Properties, Inc.	4,891,233	0.1
160,332		Capital One Financial Corp.	12,371,217	0.3
78,282	@	CBRE Group, Inc.	2,147,275	0.0
326,206		Charles Schwab Corp.	8,915,210	0.2
68,551		Chubb Corp.	6,121,604	0.1
40,707		Cincinnati Financial Corp.	1,980,803	0.0
847,525		Citigroup, Inc.	40,342,190	0.8
87,662		CME Group, Inc.	6,487,865	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK
		Financials
51,114		Comerica, Inc.	2,647,705	0.1
131,435		Discover Financial Services	7,648,203	0.2
78,900	@	E*Trade Financial Corp.	1,816,278	0.0
93,729		Equity Residential	5,435,345	0.1
237,655		Fifth Third Bancorp.	5,454,182	0.1
112,273		Franklin Resources, Inc.	6,082,951	0.1
145,523		General Growth Properties, Inc.	3,201,506	0.1
136,441	@	Genworth Financial, Inc.	2,419,099	0.1
117,525		Goldman Sachs Group, Inc.	19,256,471	0.4
124,582		Hartford Financial Services Group, Inc.	4,394,007	0.1
127,604		HCP, Inc.	4,949,759	0.1
80,275		Health Care Real Estate Investment Trust, Inc.	4,784,390	0.1
210,311		Host Hotels & Resorts, Inc.	4,256,695	0.1
130,657		Hudson City Bancorp., Inc.	1,284,358	0.0
229,278		Huntington Bancshares, Inc.	2,285,902	0.0
31,990		IntercontinentalExchange Group, Inc.	6,328,582	0.1
120,900		Invesco Ltd.	4,473,300	0.1
1,056,964		JPMorgan Chase & Co.	64,168,284	1.3
247,089		Keycorp	3,518,547	0.1
113,203		Kimco Realty Corp.	2,476,882	0.1
29,841		Legg Mason, Inc.	1,463,403	0.0
86,610		Leucadia National Corp.	2,425,080	0.1
73,092		Lincoln National Corp.	3,703,572	0.1
84,557		Loews Corp.	3,724,736	0.1
36,574		M&T Bank Corp.	4,436,426	0.1
38,838		Macerich Co.	2,420,773	0.1
153,060		Marsh & McLennan Cos., Inc.	7,545,858	0.2
313,598		Metlife, Inc.	16,557,974	0.3
52,161		Moody's Corp.	4,137,410	0.1
391,524		Morgan Stanley	12,203,803	0.3
31,735		Nasdaq Stock Market, Inc.	1,172,291	0.0
62,380		Northern Trust Corp.	4,089,633	0.1
88,257		People's United Financial, Inc.	1,312,382	0.0
48,386		Plum Creek Timber Co., Inc.	2,034,147	0.0
149,067		PNC Financial Services Group, Inc.	12,968,829	0.3
76,711		Principal Financial Group, Inc.	3,527,939	0.1
152,849		Progressive Corp.	3,702,003	0.1
139,451		ProLogis, Inc.	5,693,784	0.1
128,754		Prudential Financial, Inc.	10,899,026	0.2
40,356		Public Storage, Inc.	6,799,582	0.1
396,218		Regions Financial Corp.	4,401,982	0.1
87,715		Simon Property Group, Inc.	14,385,260	0.3
120,540		SLM Corp.	2,950,819	0.1
120,477		State Street Corp.	8,379,175	0.2
148,852		SunTrust Bank	5,922,821	0.1
73,149		T. Rowe Price Group, Inc.	6,023,820	0.1
24,917		Torchmark Corp.	1,960,968	0.0
98,341		Travelers Cos., Inc.	8,368,819	0.2
72,845		UnumProvident Corp.	2,572,157	0.1
507,868		US Bancorp.	21,767,222	0.5
81,780		Ventas, Inc.	4,953,415	0.1
48,616		Vornado Realty Trust	4,791,593	0.1
1,336,485		Wells Fargo & Co.	66,476,764	1.4
163,160		Weyerhaeuser Co.	4,788,746	0.1
77,052	@	XL Group PLC	2,407,875	0.1
50,716		Zions Bancorp.	1,571,182	0.0
			753,085,177	15.8

		Health Care: 13.1%
429,971		Abbott Laboratories	16,558,183	0.4
443,382		AbbVie, Inc.	22,789,835	0.5
48,623	@	Actavis PLC	10,009,045	0.2
101,236		Aetna, Inc.	7,589,663	0.2
93,064		Agilent Technologies, Inc.	5,204,139	0.1
55,218	@	Alexion Pharmaceuticals, Inc.	8,400,314	0.2
83,308		Allergan, Inc.	10,338,523	0.2
63,836		AmerisourceBergen Corp.	4,187,003	0.1
210,735		Amgen, Inc.	25,992,055	0.6
151,613		Baxter International, Inc.	11,155,685	0.2
53,670		Becton Dickinson & Co.	6,283,684	0.1
65,982	@	Biogen Idec, Inc.	20,181,914	0.4
371,099	@	Boston Scientific Corp.	5,017,258	0.1
458,880		Bristol-Myers Squibb Co.	23,838,816	0.5
95,706		Cardinal Health, Inc.	6,697,506	0.1
59,243		CareFusion Corp.	2,382,753	0.1
113,327	@	Celgene Corp.	15,820,449	0.3
82,561		Cerner Corp.	4,644,056	0.1
76,866		Cigna Corp.	6,435,990	0.1
125,811		Covidien PLC	9,267,238	0.2
21,464		CR Bard, Inc.	3,176,243	0.1
48,764		DaVita, Inc.	3,357,401	0.1
40,173		Densply International, Inc.	1,849,565	0.0
30,149	@	Edwards Lifesciences Corp.	2,236,151	0.1
275,708		Eli Lilly & Co.	16,228,173	0.3
216,603	@	Express Scripts Holding Co.	16,264,719	0.3
66,565	@	Forest Laboratories, Inc.	6,141,953	0.1
429,351	@	Gilead Sciences, Inc.	30,423,812	0.6
46,768		Hospira, Inc.	2,022,716	0.0
43,238		Humana, Inc.	4,873,787	0.1
10,655	@	Intuitive Surgical, Inc.	4,666,783	0.1
789,592		Johnson & Johnson	77,561,622	1.6
24,085	@	Laboratory Corp. of America Holdings	2,365,388	0.1
64,233		McKesson Corp.	11,341,621	0.2
279,344		Medtronic, Inc.	17,190,830	0.4
820,775		Merck & Co., Inc.	46,595,397	1.0
103,807	@	Mylan Laboratories	5,068,896	0.1
22,861		Patterson Cos., Inc.	954,675	0.0
30,789		PerkinElmer, Inc.	1,387,352	0.0
37,331	@	Perrigo Co. PLC	5,773,612	0.1
1,781,577		Pfizer, Inc.	57,224,253	1.2
40,075		Quest Diagnostics	2,321,144	0.1
21,842		Regeneron Pharmaceuticals, Inc.	6,558,716	0.1
79,215		St. Jude Medical, Inc.	5,179,869	0.1

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

82,267		Stryker Corp.	6,702,293	0.1
27,927	@	Tenet Healthcare Corp.	1,195,555	0.0
109,356		Thermo Fisher Scientific, Inc.	13,148,965	0.3
276,100		UnitedHealth Group, Inc.	22,637,439	0.5
29,133	@	Varian Medical Systems, Inc.	2,446,881	0.1
65,808	@	Vertex Pharmaceuticals, Inc.	4,653,942	0.1
23,550	@	Waters Corp.	2,553,056	0.1
78,839		WellPoint, Inc.	7,848,422	0.2
47,548		Zimmer Holdings, Inc.	4,497,090	0.1
138,174		Zoetis, Inc.	3,998,756	0.1
			623,241,186	13.1

		Industrials: 10.4%
175,720		3M Co.	23,838,175	0.5
24,931	@	Allegion Public Ltd.	1,300,650	0.0
68,403		Ametek, Inc.	3,522,070	0.1
190,897		Boeing Co.	23,955,665	0.5
178,027		Caterpillar, Inc.	17,690,543	0.4
41,785		CH Robinson Worldwide, Inc.	2,189,116	0.0
28,241		Cintas Corp.	1,683,446	0.0
281,888		CSX Corp.	8,166,295	0.2
48,456		Cummins, Inc.	7,219,459	0.1
167,664		Danaher Corp.	12,574,800	0.3
103,190		Deere & Co.	9,369,652	0.2
237,092		Delta Airlines, Inc.	8,215,238	0.2
47,165		Dover Corp.	3,855,739	0.1
10,664		Dun & Bradstreet Corp.	1,059,468	0.0
132,664		Eaton Corp. PLC	9,965,720	0.2
195,762		Emerson Electric Co.	13,076,902	0.3
33,517		Equifax, Inc.	2,280,162	0.0
57,039		Expeditors International Washington, Inc.	2,260,456	0.0
75,476		Fastenal Co.	3,722,476	0.1
77,484		FedEx Corp.	10,271,279	0.2
38,858		Flowserve Corp.	3,044,136	0.1
45,054		Fluor Corp.	3,502,047	0.1
90,752		General Dynamics Corp.	9,884,708	0.2
2,800,407		General Electric Co.	72,502,537	1.5
218,864		Honeywell International, Inc.	20,301,825	0.4
109,101		Illinois Tool Works, Inc.	8,873,184	0.2
72,172	@	Ingersoll-Rand PLC - Class A	4,131,125	0.1
46,749		Iron Mountain, Inc.	1,288,870	0.0
36,331	@	Jacobs Engineering Group, Inc.	2,307,019	0.0
27,950	L	Joy Global, Inc.	1,621,100	0.0
30,459		Kansas City Southern	3,108,646	0.1
23,962		L-3 Communications Holdings, Inc.	2,831,110	0.1
75,362		Lockheed Martin Corp.	12,302,093	0.3
98,640		Masco Corp.	2,190,794	0.0
79,311		Nielsen Holdings NV	3,539,650	0.1
86,447		Norfolk Southern Corp.	8,400,055	0.2
60,495		Northrop Grumman Corp.	7,463,873	0.2
98,891		Paccar, Inc.	6,669,209	0.1
30,906		Pall Corp.	2,765,160	0.1
41,625		Parker Hannifin Corp.	4,982,929	0.1
55,035		Pentair Ltd.	4,366,477	0.1
55,469		Pitney Bowes, Inc.	1,441,639	0.0
40,394		Precision Castparts Corp.	10,209,987	0.2
60,346	@	Quanta Services, Inc.	2,226,767	0.0
87,785		Raytheon Co.	8,672,280	0.2
75,033		Republic Services, Inc.	2,563,127	0.1
38,162		Robert Half International, Inc.	1,600,896	0.0
38,736		Rockwell Automation, Inc.	4,824,569	0.1
37,310		Rockwell Collins, Inc.	2,972,488	0.1
27,786		Roper Industries, Inc.	3,709,709	0.1
14,383		Ryder System, Inc.	1,149,489	0.0
16,423		Snap-On, Inc.	1,863,682	0.0
195,937		Southwest Airlines Co.	4,626,073	0.1
43,432		Stanley Black & Decker, Inc.	3,528,416	0.1
23,736	@	Stericycle, Inc.	2,696,884	0.1
78,851		Textron, Inc.	3,098,056	0.1
129,394	@	Tyco International Ltd.	5,486,306	0.1
127,014		Union Pacific Corp.	23,835,447	0.5
198,784		United Parcel Service, Inc. - Class B	19,357,586	0.4
234,753		United Technologies Corp.	27,428,541	0.6
120,477		Waste Management, Inc.	5,068,467	0.1
17,093		WW Grainger, Inc.	4,318,717	0.1
50,838		Xylem, Inc.	1,851,520	0.0
			494,824,504	10.4

		Information Technology: 18.3%
177,795		Accenture PLC	14,173,817	0.3
129,281	@	Adobe Systems, Inc.	8,498,933	0.2
49,234		Akamai Technologies, Inc.	2,865,911	0.1
14,842		Alliance Data Systems Corp.	4,043,703	0.1
88,285		Altera Corp.	3,199,448	0.1
43,983		Amphenol Corp.	4,031,042	0.1
87,232		Analog Devices, Inc.	4,635,508	0.1
248,969		Apple, Inc.	133,631,621	2.8
338,029		Applied Materials, Inc.	6,902,552	0.1
62,736	@	Autodesk, Inc.	3,085,356	0.1
134,486		Automatic Data Processing, Inc.	10,390,388	0.2
154,059		Broadcom Corp.	4,849,777	0.1
90,657		CA, Inc.	2,807,647	0.1
1,437,805		Cisco Systems, Inc.	32,221,210	0.7
51,783	@	Citrix Systems, Inc.	2,973,898	0.1
169,542		Cognizant Technology Solutions Corp.	8,580,521	0.2
40,814		Computer Sciences Corp.	2,482,307	0.0
388,565		Corning, Inc.	8,089,923	0.2
325,224	@	eBay, Inc.	17,965,374	0.4
86,568	@	Electronic Arts, Inc.	2,511,338	0.1
565,387		EMC Corp.	15,497,258	0.3
21,387	@	F5 Networks, Inc.	2,280,496	0.0
476,822		Facebook, Inc.	28,723,757	0.6
80,723		Fidelity National Information Services, Inc.	4,314,644	0.1
19,721		First Solar, Inc.	1,376,329	0.0
71,078		Fiserv, Inc.	4,029,412	0.1
39,050		Flir Systems, Inc.	1,405,800	0.0
78,790		Google, Inc. – Class A	87,812,243	1.8
29,451		Harris Corp.	2,154,635	0.0
528,959		Hewlett-Packard Co.	17,117,113	0.4
273,216		International Business Machines Corp.	52,591,348	1.1
1,387,765		Intel Corp.	35,818,215	0.8
79,214		Intuit, Inc.	6,157,304	0.1
50,688		Jabil Circuit, Inc.	912,384	0.0

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

140,064	@	Juniper Networks, Inc.	3,608,049	0.1
46,495		KLA-Tencor Corp.	3,214,664	0.1
45,086	@	Lam Research Corp.	2,479,730	0.0
65,850		Linear Technology Corp.	3,206,236	0.1
155,839		LSI Logic Corp.	1,725,138	0.0
284,817		Mastercard, Inc.	21,275,830	0.4
55,582		Microchip Technology, Inc.	2,654,596	0.1
296,109	@	Micron Technology, Inc.	7,005,939	0.1
2,108,347		Microsoft Corp.	86,421,144	1.8
63,450		Motorola Solutions, Inc.	4,079,201	0.1
92,465		NetApp, Inc.	3,411,959	0.1
154,698		Nvidia Corp.	2,770,641	0.1
966,580		Oracle Corp.	39,542,788	0.8
89,902		Paychex, Inc.	3,829,825	0.1
472,008		Qualcomm, Inc.	37,222,551	0.8
52,314	@	Red Hat, Inc.	2,771,596	0.1
156,666		Salesforce.com, Inc.	8,944,062	0.2
62,425		Sandisk Corp.	5,068,286	0.1
91,761	@	Seagate Technology	5,153,298	0.1
193,062		Symantec Corp.	3,855,448	0.1
114,119	@	TE Connectivity Ltd.	6,871,105	0.1
44,436		Teradata Corp.	2,185,807	0.0
302,622		Texas Instruments, Inc.	14,268,627	0.3
45,814		Total System Services, Inc.	1,393,204	0.0
35,501	@	VeriSign, Inc.	1,913,859	0.0
141,612		Visa, Inc.	30,568,366	0.6
58,289		Western Digital Corp.	5,352,096	0.1
152,526		Western Union Co.	2,495,325	0.1
310,893		Xerox Corp.	3,513,091	0.1
74,615		Xilinx, Inc.	4,049,356	0.1
262,354	@	Yahoo!, Inc.	9,418,509	0.2
			868,401,538	18.3

		Materials: 3.4%
58,753		Air Products & Chemicals, Inc.	6,993,957	0.2
18,677		Airgas, Inc.	1,989,287	0.0
300,800		Alcoa, Inc.	3,871,296	0.1
29,672		Allegheny Technologies, Inc.	1,118,041	0.0
26,958		Avery Dennison Corp.	1,365,962	0.0
39,856		Ball Corp.	2,184,507	0.0
28,289		Bemis Co., Inc.	1,110,060	0.0
15,482		CF Industries Holdings, Inc.	4,035,228	0.1
42,087	L	Cliffs Natural Resources, Inc.	861,100	0.0
339,358		Dow Chemical Co.	16,489,405	0.3
42,624		Eastman Chemical Co.	3,674,615	0.1
75,408		Ecolab, Inc.	8,143,310	0.2
258,752		EI Du Pont de Nemours & Co.	17,362,259	0.4
36,726		FMC Corp.	2,811,743	0.1
288,696		Freeport-McMoRan Copper & Gold, Inc.	9,547,177	0.2
22,462		International Flavors & Fragrances, Inc.	2,148,940	0.0
123,365		International Paper Co.	5,659,986	0.1
120,516	@	LyondellBasell Industries NV - Class A	10,718,693	0.2
48,726		MeadWestvaco Corp.	1,834,047	0.0
146,228		Monsanto Co.	16,636,360	0.4
94,140		Mosaic Co.	4,707,000	0.1
137,528		Newmont Mining Corp.	3,223,656	0.1
87,930		Nucor Corp.	4,443,982	0.1
45,174	@	Owens-Illinois, Inc.	1,528,236	0.0
38,661		PPG Industries, Inc.	7,479,357	0.2
81,858		Praxair, Inc.	10,720,942	0.2
55,307		Sealed Air Corp.	1,817,941	0.0
23,735		Sherwin-Williams Co.	4,678,881	0.1
33,228		Sigma-Aldrich Corp.	3,102,831	0.1
39,759	L	United States Steel Corp.	1,097,746	0.0
35,915		Vulcan Materials Co.	2,386,552	0.1
			163,743,097	3.4

		Telecommunication Services: 2.5%
1,453,315		AT&T, Inc.	50,967,757	1.1
161,317		CenturyTel, Inc.	5,297,650	0.1
92,900		Crown Castle International Corp.	6,854,162	0.1
274,774	L	Frontier Communications Corp.	1,566,212	0.0
1,155,859		Verizon Communications, Inc.	54,984,213	1.2
162,934	L	Windstream Holdings, Inc.	1,342,576	0.0
			121,012,570	2.5

		Utilities: 3.0%
181,342		AES Corp.	2,589,564	0.1
32,595		AGL Resources, Inc.	1,595,851	0.0
67,052		Ameren Corp.	2,762,543	0.1
135,508		American Electric Power Co., Inc.	6,864,835	0.1
118,448		CenterPoint Energy, Inc.	2,806,033	0.1
73,300		CMS Energy Corp.	2,146,224	0.1
80,935		Consolidated Edison, Inc.	4,342,163	0.1
162,302		Dominion Resources, Inc.	11,521,819	0.2
49,165		DTE Energy Co.	3,652,468	0.1
197,183		Duke Energy Corp.	14,043,373	0.3
90,940		Edison International	5,148,113	0.1
49,268		Entergy Corp.	3,293,566	0.1
238,292		Exelon Corp.	7,997,080	0.2
115,573		FirstEnergy Corp.	3,932,949	0.1
21,876		Integrys Energy Group, Inc.	1,304,903	0.0
121,523		NextEra Energy, Inc.	11,620,029	0.2
86,381		NiSource, Inc.	3,069,117	0.1
88,043		Northeast Utilities	4,005,957	0.1
90,774		NRG Energy, Inc.	2,886,613	0.1
127,742		Pacific Gas & Electric Co.	5,518,454	0.1
68,468		Pepco Holdings, Inc.	1,402,225	0.0
31,056		Pinnacle West Capital Corp.	1,697,521	0.0
176,044		PPL Corp.	5,834,098	0.1
141,279		Public Service Enterprise Group, Inc.	5,388,381	0.1
39,522		SCANA Corp.	2,028,269	0.0
63,441		Sempra Energy	6,138,551	0.1
247,839		Southern Co.	10,890,046	0.2
56,144		TECO Energy, Inc.	962,870	0.0
62,915		Wisconsin Energy Corp.	2,928,693	0.1
139,081		Xcel Energy, Inc.	4,222,499	0.1
			142,594,807	3.0

	Total Common Stock
	(Cost $3,039,858,502)		4,657,971,336	97.8

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 0.2%
961,861	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $961,863, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $981,100, due 06/15/14-11/15/42)	961,861	0.0
2,446,801	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,446,808, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,495,737, due 05/15/14-09/01/49)	2,446,801	0.0
2,446,801	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $2,446,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $2,495,737, due 04/03/14-02/15/41)	2,446,801	0.1
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $2,000,004, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $2,040,000, due 06/30/17)	2,000,000	0.0
2,446,801	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,446,808, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,495,737, due 04/01/14-05/01/47)	2,446,801	0.1
		10,302,264	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
92,546,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $92,546,000)	92,546,000	2.0

	Total Short-Term Investments
	(Cost $102,848,264)	102,848,264	2.2

	Total Investments in Securities (Cost $3,142,706,766)	$4,760,819,600	100.0
	Liabilities in Excess of Other Assets	(664,731)	–
	Net Assets	$4,760,154,869	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,200,923,355.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,650,772,116
Gross Unrealized Depreciation	(90,875,871)

Net Unrealized Appreciation	$1,559,896,245

PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$4,657,971,336	$–	$–	$4,657,971,336
Short-Term Investments	92,546,000	10,302,264	–	102,848,264
Total Investments, at fair value	$4,750,517,336	$10,302,264	$–	$4,760,819,600
Other Financial Instruments+
Futures	1,757,329	–	–	1,757,329
Total Assets	$4,752,274,665	$10,302,264	$–	$4,762,576,929

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Stock Index Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	1,115	06/20/14	$103,951,450	$1,757,329
			$103,951,450	$1,757,329

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$1,757,329
Total Asset Derivatives		$1,757,329

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 0.3%
62,900		Service Corp. International	$1,250,452	0.3

		Health Care: 96.9%
192,300		Abbott Laboratories	7,405,473	1.6
276,400		AbbVie, Inc.	14,206,960	3.1
50,713		Acadia Pharmaceuticals, Inc.	1,233,847	0.3
19,400		Acceleron Pharma, Inc.	669,300	0.1
30,300		Achaogen, Inc.	468,438	0.1
67,100		Acorda Therapeutics, Inc.	2,543,761	0.6
26,900	@	Actavis PLC	5,537,365	1.2
33,800		Actelion Ltd. - Reg	3,203,172	0.7
26,000		Aegerion Pharmaceuticals, Inc.	1,199,120	0.3
56,814		Aetna, Inc.	4,259,346	0.9
99,000		Agilent Technologies, Inc.	5,536,080	1.2
7,300	L	Agios Pharmaceuticals, Inc.	285,795	0.1
18,500		Akebia Therapeutics, Inc.	361,860	0.1
60,100		Alere, Inc.	2,064,435	0.5
79,863	@	Alexion Pharmaceuticals, Inc.	12,149,558	2.6
127,000	@	Alkermes PLC	5,599,430	1.2
46,918		Allergan, Inc.	5,822,524	1.3
17,300		AmerisourceBergen Corp.	1,134,707	0.2
77,719		Amgen, Inc.	9,585,861	2.1
11,000	@	Aquinox Pharmaceuticals, Inc.	140,030	0.0
123,600		Array Biopharma, Inc.	580,920	0.1
36,900		AstraZeneca PLC	2,392,101	0.5
41,187		AtriCure, Inc.	774,727	0.2
32,800		Baxter International, Inc.	2,413,424	0.5
86,200		Bayer AG	11,673,589	2.5
41,196		Becton Dickinson & Co.	4,823,228	1.1
58,700	@	Biogen Idec, Inc.	17,954,569	3.9
85,900		BioMarin Pharmaceuticals, Inc.	5,859,239	1.3
51,100	@	Biota Pharmaceuticals, Inc.	312,221	0.1
12,600		Bluebird Bio, Inc.	286,524	0.1
571,900	@	Boston Scientific Corp.	7,732,088	1.7
157,700		Bristol-Myers Squibb Co.	8,192,515	1.8
89,256		Cardinal Health, Inc.	6,246,135	1.4
81,100		CareFusion Corp.	3,261,842	0.7
81,771	@	Celgene Corp.	11,415,232	2.5
57,700		Cerner Corp.	3,245,625	0.7
80,900		Charles River Laboratories International, Inc.	4,881,506	1.1
88,400		Chugai Pharmaceutical Co., Ltd.	2,257,941	0.5
50,600		Cigna Corp.	4,236,738	0.9
42,600		Coloplast A/S	3,444,258	0.8
13,200	L	Conatus Pharmaceuticals, Inc.	107,382	0.0
19,900		Concert Pharmaceuticals, Inc.	267,655	0.1
14,900		Cooper Cos., Inc.	2,046,664	0.4
143,610		Covidien PLC	10,578,313	2.3
20,500		Densply International, Inc.	943,820	0.2
5,200	L	Dicerna Pharmaceuticals, Inc.	146,900	0.0
95,136		Dyax Corp.	854,321	0.2
42,200	@	Edwards Lifesciences Corp.	3,129,974	0.7
8,000		Eleven Biotherapeutics, Inc.	129,840	0.0
135,300		Eli Lilly & Co.	7,963,758	1.7
53,900		Envision Healthcare Holdings, Inc.	1,823,437	0.4
38,100	L	Epizyme, Inc.	867,537	0.2
53,700	L	Exelixis, Inc.	190,098	0.0
35,066	@	Express Scripts Holding Co.	2,633,106	0.6
67,400	@	Forest Laboratories, Inc.	6,218,998	1.4
84,740	@	Gilead Sciences, Inc.	6,004,676	1.3
126,100	@	HCA Holdings, Inc.	6,620,250	1.4
39,100	@	ICON PLC	1,859,205	0.4
47,200	@	Illumina, Inc.	7,016,752	1.5
27,400	@	Incyte Corp., Ltd.	1,466,448	0.3
40,500	@	Infinity Pharmaceuticals, Inc.	481,545	0.1
56,100		InterMune, Inc.	1,877,667	0.4
42,700		Intra-Cellular Therapies, Inc.	776,286	0.2
52,911	X	Intra-Cellular Therapies, Inc. - Private Placement	913,826	0.2
73,040		Isis Pharmaceuticals, Inc.	3,156,058	0.7
190,800		Johnson & Johnson	18,742,284	4.1
41,310	L	Karyopharm Therapeutics, Inc.	1,276,066	0.3
7,500		MacroGenics, Inc.	208,725	0.0
61,100		Mallinckrodt PLC - W/I	3,874,351	0.8
35,931		McKesson Corp.	6,344,337	1.4
1,546,390	@,X	Medipattern Corp.	–	–
28,100	@	Medivation, Inc.	1,808,797	0.4
94,188		Medtronic, Inc.	5,796,330	1.3
264,200		Merck & Co., Inc.	14,998,634	3.3
129,800	@	Mylan Laboratories	6,338,134	1.4
92,313	@	Neurocrine Biosciences, Inc.	1,486,239	0.3
116,400		Novartis AG	9,883,282	2.2
51,500	@	Perrigo Co. PLC	7,964,990	1.7
493,530		Pfizer, Inc.	15,852,184	3.5
71,200	@	Phoenix Healthcare Group Co. Ltd.	103,696	0.0
44,700		Premier, Inc.	1,472,865	0.3
12,900	@,L	Prosensa Holdings BV	72,627	0.0

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
141,026	@,L	Protalix BioTherapeutics, Inc.	$645,899	0.1
7,300	L	PTC Therapeutics, Inc.	190,822	0.0
26,000		Puma Biotechnology, Inc.	2,707,640	0.6
1,302,400	@	PW Medtech Group Ltd.	579,731	0.1
20,375		Regeneron Pharmaceuticals, Inc.	6,118,205	1.3
22,900		Roche Holding AG - Genusschein	6,887,491	1.5
125,655		Seattle Genetics, Inc.	5,724,842	1.2
21,400		Shire PLC ADR	3,178,542	0.7
114,100		St. Jude Medical, Inc.	7,460,999	1.6
116,800		Stryker Corp.	9,515,696	2.1
48,800		Team Health Holdings, Inc.	2,183,800	0.5
41,700	@	Tekmira Pharmaceuticals Corp.	896,133	0.2
54,600		Thermo Fisher Scientific, Inc.	6,565,104	1.4
4,600		Ultragenyx Pharmaceutical, Inc.	224,894	0.1
47,026	X	Ultragenyx Pharmaceutical, Inc. - Private Placement	2,276,110	0.5
10,900	@,L	Uniqure B.V.	169,495	0.0
134,075		UnitedHealth Group, Inc.	10,992,809	2.4
67,500		Universal Health Services, Inc.	5,539,725	1.2
52,000	@	Valeant Pharmaceuticals International	6,855,160	1.5
49,900	@	Varian Medical Systems, Inc.	4,191,101	0.9
29,280	L	Verastem, Inc.	315,931	0.1
68,320	@	Vertex Pharmaceuticals, Inc.	4,831,590	1.1
28,200		WellPoint, Inc.	2,807,310	0.6
31,200		Zimmer Holdings, Inc.	2,950,896	0.6
39,600		Zoetis, Inc.	1,146,024	0.3
			444,645,490	96.9

		Materials: 0.5%
24,700		Sigma-Aldrich Corp.	2,306,486	0.5

	Total Common Stock
	(Cost $375,813,233)		448,202,428	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateralcc(1): 0.8%
836,173		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $836,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $852,898, due 01/31/16-11/01/43)	$836,173	0.2
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.2
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.2
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,020,000, due 06/30/17)	1,000,000	0.2
			3,836,173	0.8

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 2.9%
13,238,834	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $13,238,834)	$13,238,834	2.9

	Total Short-Term Investments
	(Cost $17,075,007)	17,075,007	3.7

	Total Investments in Securities (Cost $392,888,240)	$465,277,435	101.4
	Liabilities in Excess of Other Assets	(6,300,362)	(1.4)
	Net Assets	$458,977,073	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $393,020,550.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$77,356,264
Gross Unrealized Depreciation	(5,099,379)

Net Unrealized Appreciation	$72,256,885

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,250,452	$–	$–	$1,250,452
Health Care	401,030,293	43,615,197	–	444,645,490
Materials	2,306,486	–	–	2,306,486
Total Common Stock	404,587,231	43,615,197	–	448,202,428
Short-Term Investments	13,238,834	3,836,173	–	17,075,007
Total Investments, at fair value	$417,826,065	$47,451,370	$–	$465,277,435
Other Financial Instruments+
Forward Foreign Currency Contracts	–	5,507	–	5,507
Total Assets	$417,826,065	$47,456,877	$–	$465,282,942

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(541,022)	$–	$(541,022)
Total Liabilities	$–	$(541,022)	$–	$(541,022)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$3,572,858	$54,927,473	$(45,261,497)	$-	$13,238,834	$568	$-	$-
	$3,572,858	$54,927,473	$(45,261,497)	$-	$13,238,834	$568	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY BlackRock Health Sciences Opportunities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	Swiss Franc	171,831	Buy	04/22/14	$193,710	$194,398	$688
Royal Bank of Scotland Group PLC	Swiss Franc	491,884	Buy	04/22/14	556,418	556,487	69
UBS AG	Swiss Franc	3,438,191	Buy	04/22/14	3,889,792	3,889,752	(40)
							$717

BNP Paribas Bank	Japanese Yen	72,356,000	Sell	04/22/14	$693,892	$701,099	$(7,207)
JPMorgan Chase & Co.	Swiss Franc	392,856	Sell	04/22/14	445,734	444,453	1,281
Citigroup, Inc.	Swiss Franc	3,770,000	Sell	04/22/14	4,161,111	4,265,140	(104,029)
Citigroup, Inc.	EU Euro	3,080,000	Sell	04/22/14	4,153,790	4,242,989	(89,199)
Citigroup, Inc.	Hong Kong Sar Dollar	4,709,000	Sell	04/22/14	607,312	607,146	166
Deutsche Bank AG	EU Euro	227,000	Sell	04/22/14	308,229	312,714	(4,485)
Goldman Sachs & Co.	British Pound	1,097,000	Sell	04/22/14	1,802,371	1,828,587	(26,216)
Royal Bank of Scotland Group PLC	Swiss Franc	429,174	Sell	04/22/14	488,844	485,541	3,303
State Street Bank	Swiss Franc	221,924	Sell	04/22/14	249,701	251,070	(1,369)
UBS AG	Swiss Franc	655,000	Sell	04/22/14	725,119	741,026	(15,907)
UBS AG	EU Euro	1,032,000	Sell	04/22/14	1,407,073	1,421,677	(14,604)
UBS AG	EU Euro	237,000	Sell	04/22/14	323,181	326,490	(3,309)
UBS AG	Swiss Franc	9,145,027	Sell	04/22/14	10,071,449	10,346,106	(274,657)
							$(536,232)

VY BlackRock Health Sciences	PORTFOLIO OF INVESTMENTS
Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$5,507
Total Asset Derivatives		$5,507

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$541,022
Total Liability Derivatives		$541,022

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Royal Bank of Scotland Group PLC	State Street Bank	The Bank of New York Mellon Corp.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$-	$166	$-	$-	$1,281	$3,372	$-	$688	$-	$5,507
Total Assets	$-	$166	$-	$-	$1,281	$3,372	$-	$688	$-	$5,507

Liabilities:
Forward foreign currency contracts	$7,207	$193,228	$4,485	$26,216	$-	$-	$1,369	$-	$308,517	$541,022
Total Liabilities	$7,207	$193,228	$4,485	$26,216	$-	$-	$1,369	$-	$308,517	$541,022

Net OTC derivative instruments by counterparty, at fair value	$(7,207)	$(193,062)	$(4,485)	$(26,216)	$1,281	$3,372	$(1,369)	$688	$(308,517)	$(535,515)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(7,207)	$(193,062)	$(4,485)	$(26,216)	$1,281	$3,372	$(1,369)	$688	$(308,517)	$(535,515)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
	102,220	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/41	$102,501	0.0

		Total Collateralized Mortgage Obligations
		(Cost $98,024)	102,501	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.1%
		Federal Home Loan Mortgage Corporation: 7.0%##
	55,850,000	4.000%, due 03/01/44	58,080,887	7.0

		Federal National Mortgage Association: 9.1%##
	71,663,085	4.000%, due 03/01/44	74,654,135	9.1

		Total U.S. Government Agency Obligations
		(Cost $132,473,615)	132,735,022	16.1

FOREIGN GOVERNMENT BONDS: 19.5%
BRL	8,070,000	Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/16	8,653,073	1.0
EUR	3,593,770	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	5,222,752	0.6
EUR	27,025,000	Bundesschatzanweisungen, 0.250%, 03/11/16	37,302,743	4.5
EUR	29,549,954	Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	42,544,940	5.2
EUR	33,075,000	France Government Bond OAT, 3.250%, 04/25/16	48,396,753	5.9
EUR	605,900	Hellenic Republic Government Bond, 16.320%, 10/15/42	11,436	0.0
EUR	10,647,240	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	15,414,273	1.9
NZD	3,717,885	New Zealand Government Bond, 3.000%, 09/20/30	3,279,319	0.4

		Total Foreign Government Bonds
		(Cost $157,968,116)	160,825,289	19.5

U.S. TREASURY OBLIGATIONS: 53.6%
		Treasury Inflation Indexed Protected Securities: 53.6%
	2,530,185	0.125%, due 04/15/17	2,603,618	0.3
	19,489,579	0.125%, due 04/15/18	19,953,977	2.4
	28,945,441	0.125%, due 01/15/22	28,382,366	3.4
	14,388,153	0.125%, due 07/15/22	14,103,195	1.7
	23,686,198	0.125%, due 01/15/23	22,934,896	2.8
	10,217,350	0.375%, due 07/15/23	10,112,387	1.2
	8,342,215	0.625%, due 07/15/21	8,597,370	1.1
	14,622,611	0.625%, due 01/15/24	14,682,008	1.8
	4,079,854	0.625%, due 02/15/43	3,422,614	0.4
	14,756,608	0.750%, due 02/15/42	12,884,363	1.6
	9,222,885	1.125%, due 01/15/21	9,797,157	1.2
	13,943,670	1.250%, due 07/15/20	15,039,559	1.8
	22,726,727	1.375%, due 01/15/20	24,585,705	3.0
	3,840,180	1.375%, due 02/15/44	3,926,285	0.5
	30,000,851	1.750%, due 01/15/28	33,268,123	4.0
	4,853,198	1.875%, due 07/15/19	5,407,147	0.7
	21,496,752	2.000%, due 01/15/26	24,507,974	3.0
	13,542,485	2.125%, due 01/15/19	15,137,952	1.8
	7,712,438	2.125%, due 02/15/40	9,248,602	1.1
	7,910,398	2.125%, due 02/15/41	9,515,656	1.2
	43,025,598	2.375%, due 01/15/25	50,719,780	6.1
	20,428,687	2.375%, due 01/15/27	24,273,427	2.9
	15,389,188	2.500%, due 01/15/29	18,702,664	2.3
	3,222,119	3.375%, due 04/15/32	4,457,221	0.5
	19,271,281	3.625%, due 04/15/28	26,226,248	3.2
	21,177,021	3.875%, due 04/15/29	29,920,822	3.6

		Total U.S. Treasury Obligations
		(Cost $459,354,856)	442,411,116	53.6

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Options on Currencies: 0.0%
12,225,000	@	Call EUR vs. Put USD, Strike @ 1.410, Exp. 04/16/14 Counterparty: Deutsche Bank AG	5,389	0.0
6,155,000	@	Call EUR vs. Put USD, Strike @ 1.400, Exp. 04/07/14 Counterparty: Deutsche Bank AG	3,107	0.0
4,650,000	@	Put USD vs. Call MXN, Strike @ 13.100, Exp. 04/24/14 Counterparty: Deutsche Bank AG	44,188	0.0
4,650,000	@	Put USD vs. Call MXN, Strike @ 12.900, Exp. 04/24/14 Counterparty: Deutsche Bank AG	14,810	0.0
			67,494	0.0

		Options on Exchange-Traded Futures Contracts: 0.1%
67	@	Euro-Bund Call, Strike @ 143.000, Exp. 05/23/14	113,533	0.0
67	@	Euro-Bund Put, Strike @ 143.000, Exp. 05/23/14	78,457	0.0
343	@	Eurodollar 1-Year Mid-Curve Option, Strike @ 99.375, Exp. 04/11/14	45,019	0.0
263	@	U.S. Treasury 10-Year Note Put, Strike @ 123.500, Exp. 04/25/14	168,486	0.0
263	@	U.S. Treasury 10-Year Note Put, Strike @ 121.500, Exp. 04/25/14	28,767	0.0
289	@	U.S. Treasury Long Bond Put, Strike @ 133.000, Exp. 05/23/14	415,437	0.1
			849,699	0.1

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	$12,484	0.0

		Options on Inflations Caps: –%
6,085,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/13/14 Counterparty: Deutsche Bank AG	–	–
12,170,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	–	–
36,505,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 05/10/14 Counterparty: Deutsche Bank AG	–	–
			–	–

		OTC Interest Rate Swaptions: 0.3%
37,500,000	@	Receive a fixed rate equal to 1.660% and pay a floating rate equal to the 3-month USB-LIBOR-BBA, Exp. 01/07/15 Counterparty: Deutsche Bank AG	336,802	0.1
37,500,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.660%, Exp. 01/07/15 Counterparty: Deutsche Bank AG	302,437	0.0
14,400,000	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.150%, Exp. 04/23/14 Counterparty: Deutsche Bank AG	5,605	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	1,852,276	0.2
			2,497,120	0.3

	Total Purchased Options
	(Cost $3,129,279)		3,426,797	0.4

	Total Long-Term Investments
	(Cost $753,023,890)		739,500,725	89.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.2%
	Mutual Funds: 3.0%
24,997,103	Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 0.010%††
	(Cost $24,997,103)	24,997,103	3.0

	Affiliated Investment Companies: 7.2%
59,508,323	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $59,508,323)	59,508,323	7.2

	Total Short-Term Investments
	(Cost $84,505,426)	84,505,426	10.2

	Total Investments in Securities (Cost $837,529,316)	$824,006,151	99.8
	Assets in Excess of Other Liabilities	1,948,958	0.2
	Net Assets	$825,955,109	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

BRL	Brazilian Real
EUR	EU Euro
NZD	New Zealand Dollar

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $838,700,154.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,268,018
Gross Unrealized Depreciation	(19,962,021)

Net Unrealized Depreciation	$(14,694,003)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Purchased Options	$849,699	$2,577,098	$–	$3,426,797
Collateralized Mortgage Obligations	–	102,501	–	102,501
Foreign Government Bonds	–	160,825,289	–	160,825,289
U.S. Treasury Obligations	–	442,411,116	–	442,411,116
Short-Term Investments	59,508,323	24,997,103	–	84,505,426
U.S. Government Agency Obligations	–	132,735,022	–	132,735,022
Total Investments, at fair value	$60,358,022	$763,648,129	$–	$824,006,151
Other Financial Instruments+
Centrally Cleared Swaps	–	26,612	–	26,612
Forward Foreign Currency Contracts	–	432,563	–	432,563
Futures	90,311	–	–	90,311
OTC Swaps	–	642,203	–	642,203
Total Assets	$60,448,333	$764,749,507	$–	$825,197,840
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(48,111)	$–	$(48,111)
Forward Foreign Currency Contracts	–	(2,437,208)	–	(2,437,208)
Futures	(1,474,440)	–	–	(1,474,440)
OTC Swaps	–	(51,617)	–	(51,617)
Written Options	(283,406)	(1,448,070)	–	(1,731,476)
Total Liabilities	$(1,757,846)	$(3,985,006)	$–	$(5,742,852)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures,  centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument.  OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$34,419,805	$243,551,665	$(218,463,147)	$-	$59,508,323	$1,431	$-	$-
	$34,419,805	$243,551,665	$(218,463,147)	$-	$59,508,323	$1,431	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	Australian Dollar	60,000	Buy	04/22/14	$54,680	$55,568	$888
JPMorgan Chase & Co.	Norwegian Krone	38,377,035	Buy	04/15/14	7,180,000	6,405,989	(774,011)
Citigroup, Inc.	Australian Dollar	280,000	Buy	04/15/14	1,496,331	259,441	(1,236,890)
Citigroup, Inc.	Canadian Dollar	1,500,000	Buy	04/22/14	1,356,213	1,356,223	10
Deutsche Bank AG	Mexican Peso	107,945,000	Buy	04/15/14	8,098,082	8,259,881	161,799
Deutsche Bank AG	New Zealand Dollar	495,000	Buy	04/15/14	418,510	429,129	10,619
UBS AG	New Zealand Dollar	2,080,000	Buy	04/15/14	1,753,833	1,803,209	49,376
							$(1,788,209)

Bank of America	EU Euro	46,020,000	Sell	04/22/14	$63,412,638	$63,396,871	$15,767
Barclays Bank PLC	Japanese Yen	373,105,000	Sell	04/15/14	3,632,051	3,615,090	16,961
Barclays Bank PLC	Australian Dollar	259,000	Sell	04/22/14	229,470	239,869	(10,399)
Barclays Bank PLC	Canadian Dollar	1,393,000	Sell	04/22/14	1,269,441	1,259,478	9,963
BNP Paribas Bank	Brazilian Real	14,900,000	Sell	04/02/14	6,339,886	6,566,770	(226,884)
Deutsche Bank AG	EU Euro	305,000	Sell	04/15/14	423,518	420,173	3,345

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Norwegian Krone	500,000	Sell	04/15/14	$83,700	$83,461	$239
Goldman Sachs & Co.	EU Euro	63,169,000	Sell	04/22/14	87,052,630	87,021,229	31,401
Royal Bank of Canada	Mexican Peso	22,886,000	Sell	04/15/14	1,722,358	1,751,222	(28,864)
UBS AG	New Zealand Dollar	2,043,000	Sell	04/15/14	1,735,641	1,771,133	(35,492)
UBS AG	EU Euro	11,640,000	Sell	04/15/14	16,167,646	16,035,451	132,195
UBS AG	Brazilian Real	14,900,000	Sell	05/05/14	6,385,830	6,510,498	(124,668)
							$(216,436)

VY BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	301	09/18/17	$73,026,363	$(79,027)
U.S. Treasury 2-Year Note	101	06/30/14	22,175,813	(25,518)
U.S. Treasury 5-Year Note	993	06/30/14	118,120,458	(192,350)
			$213,322,634	$(296,895)
Short Contracts
90-Day Eurodollar	(301)	09/14/15	(74,584,037)	87,314
Euro-Bund	(31)	06/06/14	(6,123,383)	2,997
Euro-Schatz	(578)	06/06/14	(87,921,901)	(51,946)
U.S. Treasury 10-Year Note	(596)	06/30/14	(73,606,000)	(85,914)
U.S. Treasury Long Bond	(424)	06/19/14	(56,484,750)	(327,609)
U.S. Treasury Ultra Long Bond	(240)	06/19/14	(34,672,500)	(712,076)
			$(333,392,571)	$(1,087,234)

VY BlackRock Inflation Protected Bond Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.584%	03/03/44	USD	2,400,000	$(18,992)	$(19,050)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 1.692%	08/31/18	USD	31,500,000	(7,243)	(7,791)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 1.696%	08/31/18	USD	8,900,000	(3,421)	(3,575)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.583%	03/03/44	USD	2,300,000	(17,639)	(17,695)
Receive a floating rate equal to the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 1.543%	08/01/18	USD	19,900,000	26,982	26,612
				$(20,313)	$(21,499)

VY BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 35 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	04/24/14	USD	271,947,636	$642,203	$–	$642,203
Receive a floating rate equal to the US CPI Urban Consumers NSA (CPURNSA) plus 0 basis points and pay a fixed rate equal to 2.235% Counterparty: Barclays Bank PLC	02/26/18	USD	23,045,000	(21,038)	–	(21,038)
Receive the US CPI Urban Consumers NSA (CPURNSA) plus 0 basis points and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(30,579)	–	(30,579)
				$590,586	$–	$590,586

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

VY BlackRock Inflation Protected Bond Portfolio Written Inflation Caps Outstanding on March 31, 2014:

Inflation Caps

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$(45,114)
							$217,411	$(45,114)

VY BlackRock Inflation Protected Bond Portfolio Written Options Open on March 31, 2014:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	USD	122.50	04/25/14	526	$122,519	$(147,937)
U.S. Treasury Long Bond	USD	130.00	05/23/14	289	85,378	(135,469)
					$207,897	$(283,406)

VY BlackRock Inflation Protected Bond Portfolio Written OTC Options on March 31, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
6,155,000	Deutsche Bank AG	Call EUR vs. Put USD	1.400	EUR	04/07/14	$27,666	$(3,107)
4,065,000	Deutsche Bank AG	Call NZD vs. Put USD	0.850	NZD	05/14/14	30,452	(81,070)
4,470,000	Deutsche Bank AG	Call USD vs. Put MXN	14.350	USD	04/24/14	41,571	(176)
4,650,000	Deutsche Bank AG	Put USD vs. Call MXN	13.100	USD	04/24/14	44,547	(44,188)
		Total Written OTC Options				$144,236	$(128,541)

VY BlackRock Inflation Protected Bond Portfolio Written Swaptions Open on March 31, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR	Pay	4.500%	06/08/22	EUR	10,100,000	$475,559	$(562,835)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.800%	02/23/15	USD	26,800,000	326,960	(262,733)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.850%	01/23/15	USD	21,600,000	303,341	(160,313)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	2.800%	02/23/15	USD	26,800,000	326,960	(288,534)
		Total Written Swaptions						$1,432,820	$(1,274,415)

VY BlackRock Inflation Protected Bond	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$67,494
Interest rate contracts	Purchased options	3,359,303
Foreign exchange contracts	Forward foreign currency contracts	432,563
Interest rate contracts	Futures contracts	90,311
Interest rate contracts	Interest rate swaps*	26,612
Interest rate contracts	Total return swaps	642,203
Total Asset Derivatives		$4,618,486

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,437,208
Interest rate contracts	Futures contracts	1,474,440
Interest rate contracts	Interest rate swaps*	48,111
Interest rate contracts	Total return swaps	51,617
Foreign exchange contracts	Written options	128,541
Interest rate contracts	Written options	1,602,935
Total Liability Derivatives		$5,742,852

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Royal Bank of Canada	The Bank of New York Mellon Corp.	UBS AG	Totals
Assets:
Purchased options	$-	$12,484	$-	$-	$2,564,614	$-	$-	$-	$-	$-	$2,577,098
Forward foreign currency contracts	15,767	26,924	-	10	176,002	31,401	-	-	888	181,571	432,563
Total return swaps	-	642,203	-	-	-	-	-	-	-	-	642,203
Total Assets	$15,767	$681,611	$-	$10	$2,740,616	$31,401	$-	$-	$888	$181,571	$3,651,864

Liabilities:
Forward foreign currency contracts	$-	$10,399	$226,884	$1,236,890	$-	$-	$774,011	$28,864	$-	$160,160	$2,437,208
Total return swaps	-	51,617	-	-	-	-	-	-	-	-	51,617
Written options	-	-	-	-	1,448,070	-	-	-	-	-	1,448,070
Total Liabilities	$-	$62,016	$226,884	$1,236,890	$1,448,070	$-	$774,011	$28,864	$-	$160,160	$3,936,895

Net OTC derivative instruments by counterparty, at fair value	$15,767	$619,595	$(226,884)	$(1,236,880)	$1,292,546	$31,401	$(774,011)	$(28,864)	$888	$21,411	$(285,031)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$(1,600,000)	$-	$-	$-	$-	$-	$(1,600,000)

Net Exposure(1)	$15,767	$619,595	$(226,884)	$(1,236,880)	$(307,454)	$31,401	$(774,011)	$(28,864)	$888	$21,411	$(1,885,031)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY BlackRock Large Cap Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 14.9%
74,860		BorgWarner, Inc.	$4,601,644	1.1
255,740		Comcast Corp. – Class A	12,792,115	3.2
22,560		Home Depot, Inc.	1,785,173	0.4
35,840		Hyatt Hotels Corp.	1,928,550	0.5
200,850		Lowe's Cos., Inc.	9,821,565	2.5
71,670		Ross Stores, Inc.	5,127,989	1.3
136,750		TJX Cos., Inc.	8,293,888	2.1
113,320		Twenty-First Century Fox, Inc. Class A	3,622,840	0.9
37,130		VF Corp.	2,297,604	0.6
68,420		Walt Disney Co.	5,478,390	1.4
25,300		Whirlpool Corp.	3,781,338	0.9
			59,531,096	14.9

		Consumer Staples: 4.9%
131,425		Coca-Cola Co.	5,080,890	1.3
129,385		CVS Caremark Corp.	9,685,761	2.4
50,950		Philip Morris International, Inc.	4,171,277	1.0
20,736		Safeway, Inc.	765,988	0.2
			19,703,916	4.9

		Energy: 8.1%
85,100		Halliburton Co.	5,011,539	1.3
25,630		Marathon Petroleum Corp.	2,230,835	0.6
60,750		Oceaneering International, Inc.	4,365,495	1.1
49,534		PBF Energy, Inc.	1,277,977	0.3
119,530		Schlumberger Ltd.	11,654,175	2.9
218,700		Suncor Energy, Inc.	7,645,752	1.9
			32,185,773	8.1

		Financials: 5.5%
145,870		Discover Financial Services	8,488,175	2.1
56,120		Travelers Cos., Inc.	4,775,812	1.2
198,660		US Bancorp.	8,514,568	2.2
			21,778,555	5.5

		Health Care: 14.2%
97,945		Abbott Laboratories	3,771,862	0.9
17,446	@	Actavis PLC	3,591,259	0.9
89,020		Aetna, Inc.	6,673,830	1.7
115,110		Agilent Technologies, Inc.	6,436,951	1.6
63,430		Amgen, Inc.	7,823,456	2.0
25,240	@	Biogen Idec, Inc.	7,720,159	1.9
54,750		Eli Lilly & Co.	3,222,585	0.8
43,025		McKesson Corp.	7,596,924	1.9
77,270		Merck & Co., Inc.	4,386,618	1.1
66,831		Universal Health Services, Inc.	5,484,820	1.4
			56,708,464	14.2

		Industrials: 12.2%
86,540		3M Co.	11,740,016	2.9
46,540		Boeing Co.	5,840,305	1.5
29,400		Cummins, Inc.	4,380,306	1.1
89,100		Delta Airlines, Inc.	3,087,315	0.8
61,890	@	Ingersoll-Rand PLC - Class A	3,542,584	0.9
45,561		MRC Global, Inc.	1,228,324	0.3
10,500		Norfolk Southern Corp.	1,020,285	0.3
37,263		Parker Hannifin Corp.	4,460,754	1.1
34,890		Rockwell Collins, Inc.	2,779,686	0.7
5,300		Union Pacific Corp.	994,598	0.2
137,389	@	United Continental Holdings, Inc.	6,131,671	1.5
33,650	@	WABCO Holdings, Inc.	3,552,094	0.9
			48,757,938	12.2

		Information Technology: 29.5%
32,615		Alliance Data Systems Corp.	8,885,957	2.2
23,655		Apple, Inc.	12,696,585	3.2
129,270		Applied Materials, Inc.	2,639,693	0.7
93,280		Cognizant Technology Solutions Corp.	4,720,901	1.2
46,285		DST Systems, Inc.	4,387,355	1.1
306,920		EMC Corp.	8,412,677	2.1
18,125		Google, Inc. – Class A	20,200,494	5.1
144,550		Mastercard, Inc.	10,797,885	2.7
372,790		Microsoft Corp.	15,280,662	3.8
84,494		NetApp, Inc.	3,117,828	0.8
249,020		Oracle Corp.	10,187,408	2.5
27,240		Qualcomm, Inc.	2,148,146	0.5
119,500		Symantec Corp.	2,386,415	0.6
49,560	@	TE Connectivity Ltd.	2,984,008	0.7
65,114		Total System Services, Inc.	1,980,117	0.5
65,600	@	VeriSign, Inc.	3,536,496	0.9
12,060		Visa, Inc.	2,603,272	0.6
28,180	@	Yahoo!, Inc.	1,011,662	0.3
			117,977,561	29.5

		Materials: 5.5%
6,100		CF Industries Holdings, Inc.	1,589,904	0.4
45,060		Dow Chemical Co.	2,189,465	0.5
56,910		International Paper Co.	2,611,031	0.7
115,756		Packaging Corp. of America	8,145,750	2.0
38,470		PPG Industries, Inc.	7,442,406	1.9
			21,978,556	5.5

	Total Common Stock
	(Cost $290,460,657)		378,621,859	94.8

EXCHANGE-TRADED FUNDS: 2.8%
58,810		SPDR Trust Series 1	10,999,822	2.8

	Total Exchange-Traded Funds
	(Cost $10,733,521)		10,999,822	2.8

	Total Long-Term Investments
	(Cost $301,194,178)		389,621,681	97.6

VY BlackRock Large Cap Growth	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
9,404,706	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,404,706)	$9,404,706	2.4

	Total Short-Term Investments
	(Cost $9,404,706)	9,404,706	2.4

	Total Investments in Securities (Cost $310,598,884)	$399,026,387	100.0
	Assets in Excess of Other Liabilities	140,582	–
	Net Assets	$399,166,969	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $310,805,067.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$91,938,710
Gross Unrealized Depreciation	(3,717,390)

Net Unrealized Appreciation	$88,221,320

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$378,621,859	$–	$–	$378,621,859
Exchange-Traded Funds	10,999,822	–	–	10,999,822
Short-Term Investments	9,404,706	–	–	9,404,706
Total Investments, at fair value	$399,026,387	$–	$–	$399,026,387

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
BlackRock Liquidity Funds, TempFund, Institutional Class	$5,466,177	$25,577,777	$(21,639,248)	$-	$9,404,706	$581	$-	$-
	$5,466,177	$25,577,777	$(21,639,248)	$-	$9,404,706	$581	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
VY Clarion Global Real Estate Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 6.2%
265,111		Australand Property Group	$1,039,044	0.3
629,533		Dexus Property Group	620,805	0.2
908,200		Federation Centres Ltd	1,990,809	0.6
774,584		Goodman Group	3,406,755	1.1
565,285		Investa Office Fund	1,702,585	0.5
127,900		Lend Lease Corp., Ltd.	1,408,560	0.4
3,145,641		Mirvac Group	4,971,019	1.5
866,900		Stockland	3,019,823	0.9
149,245		Westfield Group	1,421,599	0.4
356,952		Westfield Retail Trust	988,266	0.3
			20,569,265	6.2

		Austria: 0.1%
55,600		Atrium European Real Estate Ltd.	313,668	0.1

		Canada: 0.7%
27,700		Boardwalk Real Estate Investment Trust	1,519,428	0.4
39,200		RioCan Real Estate Investment Trust	944,275	0.3
			2,463,703	0.7

		China: 0.2%
257,400		China Overseas Land & Investment Ltd.	668,797	0.2

		France: 5.6%
15,052		Fonciere Des Regions	1,393,956	0.4
10,680		Gecina S.A.	1,419,462	0.4
13,606		ICADE	1,345,181	0.4
100,683		Klepierre	4,504,130	1.4
30,060		Mercialys	629,468	0.2
34,854		Unibail-Rodamco SE	9,045,640	2.8
			18,337,837	5.6

		Germany: 0.9%
42,900		LEG Immobilien AG	2,813,311	0.9

		Hong Kong: 6.7%
429,959		Cheung Kong Holdings Ltd.	7,149,227	2.2
611,013		Hongkong Land Holdings Ltd.	3,957,562	1.2
276,300		Link Real Estate Investment Trust	1,362,465	0.4
1,418,657		Sino Land Co.	2,091,000	0.6
297,000		Sun Hung Kai Properties Ltd.	3,646,977	1.1
940,800		Swire Properties Ltd.	2,685,476	0.8
189,792		Wharf Holdings Ltd.	1,217,266	0.4
			22,109,973	6.7

		Japan: 17.0%
150		Activia Properties, Inc.	1,206,441	0.4
29,717		Daito Trust Construction Co., Ltd.	2,752,627	0.8
104,812		Daiwa House Industry Co., Ltd.	1,779,523	0.5
942		GLP J-Reit	946,930	0.3
1,356		Japan Hotel REIT Investment Corp.	618,338	0.2
841		Japan Real Estate Investment Corp.	4,232,042	1.3
2,512	L	Japan Retail Fund Investment Corp.	4,950,540	1.5
350		Kenedix Realty Investment Corp.	1,735,654	0.5
412,319		Mitsubishi Estate Co., Ltd.	9,790,786	3.0
358,482		Mitsui Fudosan Co., Ltd.	10,936,648	3.3
211		Nippon Building Fund, Inc.	1,104,120	0.3
835		Nippon Prologis REIT, Inc.	1,685,504	0.5
1,066		Orix JREIT, Inc.	1,330,882	0.4
170,300		Hulic Co. Ltd.	2,337,689	0.7
172,000		Sumitomo Realty & Development Co., Ltd.	6,731,875	2.1
226,800		Tokyo Tatemono Co., Ltd.	1,943,303	0.6
1,348		United Urban Investment Corp.	1,983,550	0.6
			56,066,452	17.0

		Netherlands: 1.1%
14,350		Corio NV	655,529	0.2
30,037		Eurocommercial Properties NV	1,319,189	0.4
265,555		Nieuwe Steen Investments Funds NV	1,608,931	0.5
			3,583,649	1.1

		Singapore: 3.6%
2,518,800		CapitaCommercial Trust	2,981,931	0.9
434,679		CapitaMall Trust	654,030	0.2
1,386,700		CapitaMalls Asia Ltd.	1,977,003	0.6
239,500		Frasers Centrepoint Trust	339,525	0.1
1,896,500		Global Logistic Properties Ltd.	4,002,446	1.2
1,093,300		Mapletree Greater China Commercial Trust	709,294	0.2
971,400		Suntec Real Estate Investment Trust	1,284,120	0.4
			11,948,349	3.6

		Sweden: 1.0%
115,383		Castellum AB	1,917,029	0.6
24,600	L	Fabege AB	320,862	0.1
73,417		Hufvudstaden AB	1,035,683	0.3
			3,273,574	1.0

		Switzerland: 0.5%
17,962		PSP Swiss Property AG	1,688,210	0.5

		United Kingdom: 6.8%
320,399		British Land Co. PLC	3,495,947	1.1

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
65,110	Derwent Valley Holdings PLC	$2,943,364	0.9
338,290	Great Portland Estates PLC	3,561,391	1.1
355,705	Hammerson PLC	3,288,378	1.0
454,555	Land Securities Group PLC	7,746,946	2.3
260,000	Safestore Holdings Ltd.	1,027,291	0.3
65,930	Unite Group PLC	477,497	0.1
		22,540,814	6.8

	United States: 47.6%
35,000	American Homes 4 Rent	584,850	0.2
32,725	AvalonBay Communities, Inc.	4,297,447	1.3
144,200	BioMed Realty Trust, Inc.	2,954,658	0.9
43,600	Boston Properties, Inc.	4,993,508	1.5
134,800	Brandywine Realty Trust	1,949,208	0.6
58,300	BRE Properties, Inc.	3,660,074	1.1
76,300	Brixmor Property Group, Inc.	1,627,479	0.5
207,900	DCT Industrial Trust, Inc.	1,638,252	0.5
238,300	DDR Corp.	3,927,184	1.2
107,900	Douglas Emmett, Inc.	2,928,406	0.9
233,200	Duke Realty Corp.	3,936,416	1.2
127,300	Equity Residential	7,382,127	2.2
17,650	Essex Property Trust, Inc.	3,001,383	0.9
27,000	Extended Stay America, Inc.	614,790	0.2
11,700	Federal Realty Investment Trust	1,342,224	0.4
261,382	General Growth Properties, Inc.	5,750,404	1.7
30,800	HCP, Inc.	1,194,732	0.3
114,900	Health Care Real Estate Investment Trust, Inc.	6,848,040	2.1
95,800	Healthcare Realty Trust, Inc.	2,313,570	0.7
112,800	Healthcare Trust of America, Inc.	1,284,792	0.4
43,500	Highwoods Properties, Inc.	1,670,835	0.5
117,800	Hilton Worldwide Holdings, Inc.	2,619,872	0.8
432,521	Host Hotels & Resorts, Inc.	8,754,225	2.6
84,500	Kilroy Realty Corp.	4,950,010	1.5
147,500	Kimco Realty Corp.	3,227,300	1.0
178,200	Lexington Realty Trust	1,944,162	0.6
96,600	Liberty Property Trust	3,570,336	1.1
68,065	Macerich Co.	4,242,492	1.3
37,600	Pebblebrook Hotel Trust	1,269,752	0.4
45,000	Post Properties, Inc.	2,209,500	0.7
199,727	ProLogis, Inc.	8,154,853	2.5
23,344	Public Storage, Inc.	3,933,231	1.2
59,700	Ramco-Gershenson Properties	973,110	0.3
24,400	Realty Income Corp.	996,984	0.3
43,200	Senior Housing Properties Trust	970,704	0.3
76,031	Simon Property Group, Inc.	12,469,084	3.8
62,500	SL Green Realty Corp.	6,288,750	1.9
261,300	Spirit Realty Capital, Inc.	2,869,074	0.9
23,000	Starwood Hotels & Resorts Worldwide, Inc.	1,830,800	0.5
175,300	@ Strategic Hotel Capital, Inc.	1,786,307	0.5
119,800	Sunstone Hotel Investors, Inc.	1,644,854	0.5
28,240	Tanger Factory Outlet Centers, Inc.	988,400	0.3
41,900	Taubman Centers, Inc.	2,966,101	0.9
215,375	UDR, Inc.	5,563,136	1.7
21,170	Ventas, Inc.	1,282,267	0.4
59,331	Vornado Realty Trust	5,847,663	1.8
54,800	Weyerhaeuser Co.	1,608,380	0.5
		156,861,726	47.6

	Total Common Stock
	(Cost $222,409,429)	323,239,328	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc(1): 0.4%
294,542	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $294,542, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $300,433, due 06/15/14-11/15/42)	294,542	0.1
1,000,000	Goldman Sachs & Co., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.330%-6.500%, Market Value plus accrued interest $1,020,000, due 07/01/19-03/01/44)	1,000,000	0.3
		1,294,542	0.4

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
6,882,377	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $6,882,377)	$6,882,377	2.1

	Total Short-Term Investments
	(Cost $8,176,919)	8,176,919	2.5

	Total Investments in Securities (Cost $230,586,348)	$331,416,247	100.5
	Liabilities in Excess of Other Assets	(1,620,110)	(0.5)
	Net Assets	$329,796,137	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $258,479,369.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$91,232,153
Gross Unrealized Depreciation	(18,295,275)

Net Unrealized Appreciation	$72,936,878

REIT Diversification	Percentage of Net Assets
Retail REITs	21.7%
Diversified REITs	16.1
Office REITs	12.4
Diversified Real Estate Activities	12.2
Residential REITs	8.5
Real Estate Operating Companies	7.1
Specialized REITs	6.3
Hotels, Resorts & Cruise Lines	5.1
Industrial REITs	4.9
Real Estate Development	3.7
Assets in Excess of Other Liabilities*	2.0
Net Assets	100.0%

*	Includes short-term investments.

VY Clarion Global Real Estate	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$20,569,265	$–	$20,569,265
Austria	313,668	–	–	313,668
Canada	2,463,703	–	–	2,463,703
China	–	668,797	–	668,797
France	629,468	17,708,369	–	18,337,837
Germany	–	2,813,311	–	2,813,311
Hong Kong	–	22,109,973	–	22,109,973
Japan	–	56,066,452	–	56,066,452
Netherlands	–	3,583,649	–	3,583,649
Singapore	–	11,948,349	–	11,948,349
Sweden	–	3,273,574	–	3,273,574
Switzerland	–	1,688,210	–	1,688,210
United Kingdom	1,027,291	21,513,523	–	22,540,814
United States	156,861,726	–	–	156,861,726
Total Common Stock	161,295,856	161,943,472	–	323,239,328
Short-Term Investments	6,882,377	1,294,542	–	8,176,919
Total Investments, at fair value	$168,178,233	$163,238,014	$–	$331,416,247

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY Clarion Real Estate Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 1.5%
104,000		Extended Stay America, Inc.	$2,368,080	0.3
207,800		Hilton Worldwide Holdings, Inc.	4,621,472	0.7
41,300		Starwood Hotels & Resorts Worldwide, Inc.	3,287,480	0.5
			10,277,032	1.5

		Financials: 97.9%
826,794		American Realty Capital Properties, Inc.	11,591,652	1.7
108,000		American Residential Properties, Inc.	1,941,840	0.3
167,952		AvalonBay Communities, Inc.	22,055,457	3.3
460,000		BioMed Realty Trust, Inc.	9,425,400	1.4
196,796		Boston Properties, Inc.	22,539,046	3.4
362,000		Brandywine Realty Trust	5,234,520	0.8
225,220		BRE Properties, Inc.	14,139,312	2.1
156,300		Brixmor Property Group, Inc.	3,333,879	0.5
589,400		Cousins Properties, Inc.	6,760,418	1.0
226,000		CubeSmart	3,878,160	0.6
1,109,800		DCT Industrial Trust, Inc.	8,745,224	1.3
806,600		DDR Corp.	13,292,768	2.0
85,657	L	Digital Realty Trust, Inc.	4,546,674	0.7
418,700		Douglas Emmett, Inc.	11,363,518	1.7
840,800		Duke Realty Corp.	14,192,704	2.1
118,400		EPR Properties	6,321,376	0.9
573,671		Equity Residential	33,267,181	5.0
59,480		Essex Property Trust, Inc.	10,114,574	1.5
54,678		Federal Realty Investment Trust	6,272,660	0.9
875,353		General Growth Properties, Inc.	19,257,766	2.9
329,952		HCP, Inc.	12,798,838	1.9
430,300		Health Care Real Estate Investment Trust, Inc.	25,645,880	3.8
358,445		Healthcare Realty Trust, Inc.	8,656,447	1.3
343,300		Healthcare Trust of America, Inc.	3,910,187	0.6
222,747		Highwoods Properties, Inc.	8,555,712	1.3
1,571,068		Host Hotels & Resorts, Inc.	31,798,416	4.8
221,600		Kilroy Realty Corp.	12,981,328	1.9
659,278		Kimco Realty Corp.	14,425,003	2.2
634,900		Lexington Realty Trust	6,926,759	1.0
278,645		Liberty Property Trust	10,298,719	1.5
252,023		Macerich Co.	15,708,594	2.4
128,800		Pebblebrook Hotel Trust	4,349,576	0.7
192,700		Post Properties, Inc.	9,461,570	1.4
761,084		ProLogis, Inc.	31,075,060	4.7
126,664		Public Storage, Inc.	21,341,617	3.2
225,311		Ramco-Gershenson Properties	3,672,569	0.6
93,900		Realty Income Corp.	3,836,754	0.6
172,200		Regency Centers Corp.	8,792,532	1.3
313,900		Senior Housing Properties Trust	7,053,333	1.1
385,371		Simon Property Group, Inc.	63,200,844	9.5
181,654		SL Green Realty Corp.	18,278,025	2.7
876,200		Spirit Realty Capital, Inc.	9,620,676	1.4
793,700	@	Strategic Hotel Capital, Inc.	8,087,803	1.2
129,251		Sun Communities, Inc.	5,827,928	0.9
544,200		Sunstone Hotel Investors, Inc.	7,471,866	1.1
57,698		Tanger Factory Outlet Centers, Inc.	2,019,430	0.3
153,314		Taubman Centers, Inc.	10,853,098	1.6
660,903		UDR, Inc.	17,071,124	2.6
237,095		Ventas, Inc.	14,360,844	2.1
245,913		Vornado Realty Trust	24,237,185	3.6
107,800		Weyerhaeuser Co.	3,163,930	0.5
			653,755,776	97.9

	Total Common Stock
	(Cost $573,723,112)		664,032,808	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc(1): 0.7%
1,102,728	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,102,731, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,124,782, due 05/15/14-09/01/49)	1,102,728	0.2
232,134	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $232,134, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $236,777, due 08/15/23-05/15/43)	232,134	0.0

PORTFOLIO OF INVESTMENTS
VY Clarion Real Estate Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,102,728	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $1,102,730, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,124,785, due 04/15/14-11/15/30)	$1,102,728	0.1
1,102,728	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $1,102,730, collateralized by various U.S. Government Agency Obligations, 1.333%-5.000%, Market Value plus accrued interest $1,124,783, due 11/01/19-12/01/44)	1,102,728	0.2
1,102,728	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,102,731, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,124,783, due 04/01/14-05/01/47)	1,102,728	0.2
		4,643,046	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
4,626,051	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,626,051)	4,626,051	0.7

	Total Short-Term Investments
	(Cost $9,269,097)	9,269,097	1.4

	Total Investments in Securities (Cost $582,992,209)	$673,301,905	100.8
	Liabilities in Excess of Other Assets	(5,111,296)	(0.8)
	Net Assets	$668,190,609	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $593,736,294.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$93,675,831
Gross Unrealized Depreciation	(14,110,220)

Net Unrealized Appreciation	$79,565,611

REIT Diversification	Percentage of Net Assets
Retail REITs	23.7%
Residential REITs	18.8
Specialized REITs	15.8
Diversified REITs	13.8
Office REITs	12.7
Hotels, Resorts & Cruise Lines	8.6
Industrial REITs	6.0
Assets in Excess of Other Liabilities*	0.6
Net Assets	100.0%

*	Includes short-term investments.

PORTFOLIO OF INVESTMENTS
VY Clarion Real Estate Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$664,032,808	$–	$–	$664,032,808
Short-Term Investments	4,626,051	4,643,046	–	9,269,097
Total Investments, at fair value	$668,658,859	$4,643,046	$–	$673,301,905

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY DFA World Equity Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
859,236	DFA Emerging Markets Core Equity Portfolio	16,823,850	8.6
1,031,890	DFA International Real Estate Securities Portfolio	5,376,144	2.8
1,462,718	DFA International Vector Equity Portfolio	17,874,410	9.2
1,967,450	DFA Large Cap International Portfolio	44,503,729	22.8
1,513,423	DFA U.S. Core Equity 1 Portfolio	25,470,909	13.1
2,115,908	DFA U.S. Large Company Portfolio	31,251,965	16.0
312,019	DFA U.S. Small Cap Portfolio	9,744,353	5.0
789,021	VA International Small Portfolio	10,115,247	5.2
1,023,315	VA International Value Portfolio	13,661,256	7.0
441,851	VA U.S. Large Value Portfolio	9,831,179	5.1
515,237	VA U.S. Targeted Value Portfolio	9,913,165	5.1

	Total Mutual Funds
	(Cost $147,157,768)	194,566,207	99.9

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
280,973	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $280,973)	280,973	0.1

	Total Short-Term Investments
	(Cost $280,973)	280,973	0.1

	Total Investments in Securities (Cost $147,438,741)	$194,847,180	100.0
	Liabilities in Excess of Other Assets	(42,726)	–
	Net Assets	$194,804,454	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.

Cost for federal income tax purposes is $148,094,777.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,604,184
Gross Unrealized Depreciation	(851,781)

Net Unrealized Appreciation	$46,752,403

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$194,566,207	$–	$–	$194,566,207
Short-Term Investments	280,973	–	–	280,973
Total Investments, at fair value	$194,847,180	$–	$–	$194,847,180

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.0%
		Consumer Discretionary: 16.6%
105,612		AMC Networks, Inc.	$7,719,181	0.6
109,560		American Public Education, Inc.	3,843,365	0.3
142,914		Bloomin' Brands, Inc.	3,444,227	0.3
39,460		BorgWarner, Inc.	2,425,606	0.2
192,721		Brinker International, Inc.	10,108,216	0.9
137,800		Brunswick Corp.	6,240,962	0.5
76,600		Carnival Corp.	2,900,076	0.2
110,741		CBS Corp. - Class B	6,843,794	0.6
13,377	@	Deckers Outdoor Corp.	1,066,548	0.1
63,347	@	Delphi Automotive PLC	4,298,727	0.4
15,773		Dick's Sporting Goods, Inc.	861,364	0.1
7,844		Fiesta Restaurant Group, Inc.	357,608	0.0
240,180		Foot Locker, Inc.	11,283,656	0.9
180,358		Gentex Corp.	5,686,688	0.5
139,572	@	G-III Apparel Group Ltd.	9,990,564	0.8
168,429		Goodyear Tire & Rubber Co.	4,401,050	0.4
132,472		Grand Canyon Education, Inc.	6,186,442	0.5
21,685		Guess?, Inc.	598,506	0.1
30,931		H&R Block, Inc.	933,807	0.1
33,932		Harley-Davidson, Inc.	2,260,211	0.2
87,194		Harman International Industries, Inc.	9,277,442	0.8
104,204		Iida Group Holdings Co. Ltd.	1,442,893	0.1
185,993		Interpublic Group of Cos., Inc.	3,187,920	0.3
101,101	@	Jarden Corp.	6,048,873	0.5
63,158		John Wiley & Sons, Inc.	3,640,427	0.3
249,214		Johnson Controls, Inc.	11,792,806	1.0
10,534	@	Jubilant Foodworks Ltd.	187,922	0.0
18,400		Las Vegas Sands Corp.	1,486,352	0.1
12,800		Lithia Motors, Inc.	850,688	0.1
115,499		McGraw-Hill Cos., Inc.	8,812,574	0.7
32,500		Murphy USA, Inc.	1,319,175	0.1
9,400		Naspers Ltd.	1,035,814	0.1
438,112	@	New Focus Auto Tech Holdings Ltd.	36,714	0.0
4,063		NVR, Inc.	4,660,261	0.4
3,509		Page Industries Ltd.	381,294	0.0
63,184		Papa John's International, Inc.	3,292,518	0.3
111,597		Petsmart, Inc.	7,687,917	0.6
53,519		Polaris Industries, Inc.	7,477,139	0.6
209,900		Pulte Homes, Inc.	4,027,981	0.3
8,900		Ralph Lauren Corp.	1,432,277	0.1
91,200	@	Royal Caribbean Cruises Ltd.	4,975,872	0.4
66,474		Ruth's Hospitality Group, Inc.	803,671	0.1
10,701	@	Signet Jewelers Ltd.	1,132,808	0.1
98,816	@	Tenneco, Inc.	5,738,245	0.5
11,600		TripAdvisor, Inc.	1,050,844	0.1
37,019		TRW Automotive Holdings Corp.	3,021,491	0.3
83,600	@	Urban Outfitters, Inc.	3,048,892	0.3
34,300		VF Corp.	2,122,484	0.2
44,732		Visteon Corp.	3,956,098	0.3
33,900		Williams-Sonoma, Inc.	2,259,096	0.2
5,122		Wyndham Worldwide Corp.	375,084	0.0
			198,014,170	16.6

		Consumer Staples: 3.5%
158,679		Archer-Daniels-Midland Co.	6,885,082	0.6
16,619		Britannia Industries Ltd.	235,005	0.0
69,833		Bunge Ltd.	5,552,422	0.4
123,663		CVS Caremark Corp.	9,257,412	0.8
146,332		Dr Pepper Snapple Group, Inc.	7,969,241	0.6
27,113		Hillshire Brands Co.	1,010,230	0.1
12,946		Ingredion, Inc.	881,364	0.1
33,802		Keurig Green Mountain, Inc.	3,569,153	0.3
140,200		Kroger Co.	6,119,730	0.5
70,700	@	SunOpta, Inc.	833,946	0.1
			42,313,585	3.5

		Energy: 5.6%
14,789		Apache Corp.	1,226,748	0.1
30,600		Bonanza Creek Energy, Inc.	1,358,640	0.1
95,448		Canadian Natural Resources Ltd.	3,658,192	0.3
17,200		Carrizo Oil & Gas, Inc.	919,512	0.1
25,366		Cimarex Energy Co.	3,021,344	0.3
71,505		Continental Resources, Inc.	8,885,926	0.8
42,349		Devon Energy Corp.	2,834,419	0.2
23,079		Diamondback Energy, Inc.	1,553,447	0.1
165,724		Energy XXI Bermuda Ltd.	3,906,115	0.3
116,455	@	Ensco PLC	6,146,495	0.5
55,893		Marathon Oil Corp.	1,985,319	0.2
202,128	@	McDermott International, Inc.	1,580,641	0.1
91,879		National Oilwell Varco, Inc.	7,154,618	0.6
126,950	@	Noble Corp. PLC	4,156,343	0.4
151,738		Peabody Energy Corp.	2,479,399	0.2
75,855		Phillips 66	5,845,386	0.5
78,300		Suncor Energy, Inc.	2,734,657	0.2
39,900		Valero Energy Corp.	2,118,690	0.2

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
73,684	@	Whiting Petroleum Corp.	$5,112,933	0.4
			66,678,824	5.6

		Financials: 10.8%
2,750	@	Altisource Asset Management Corp.	2,955,287	0.2
103,710		Altisource Residential Corp.	3,273,088	0.3
54,296		American Express Co.	4,888,269	0.4
82,300		Ameriprise Financial, Inc.	9,058,761	0.8
14,846		Arthur J. Gallagher & Co.	706,373	0.1
296,016		Blackstone Group LP	9,842,532	0.8
170,012		Boston Private Financial Holdings, Inc.	2,300,262	0.2
48,200		Brown & Brown, Inc.	1,482,632	0.1
272,686	@	CBRE Group, Inc.	7,479,777	0.6
9,700		Chubb Corp.	866,210	0.1
27,828		City National Corp.	2,190,620	0.2
29,613		Comerica, Inc.	1,533,953	0.1
11,526		CRISIL Ltd.	237,371	0.0
24,500	L	Digital Realty Trust, Inc.	1,300,460	0.1
16,644		Discover Financial Services	968,514	0.1
33,700	@	E*Trade Financial Corp.	775,774	0.1
69,120		East-West Bancorp., Inc.	2,522,880	0.2
2,200	@	Hanover Insurance Group, Inc.	134,241	0.0
11,700		Hitachi Capital Corp.	249,907	0.0
850,227		Huntington Bancshares, Inc.	8,476,763	0.7
1,968		Interactive Brokers Group, Inc.	42,647	0.0
65,709		Jones Lang LaSalle, Inc.	7,786,517	0.7
80,800		Ladder Capital Corp.	1,525,504	0.1
88,645		Lakeland Financial Corp.	3,565,302	0.3
66,942	@	Lazard Ltd.	3,152,299	0.3
32,300		Liberty Property Trust	1,193,808	0.1
149,901		Marsh & McLennan Cos., Inc.	7,390,119	0.6
17,504		Mid-America Apartment Communities, Inc.	1,194,998	0.1
60,083		MSCI, Inc. - Class A	2,584,771	0.2
112,810		Nasdaq Stock Market, Inc.	4,167,201	0.3
40,397		Primerica, Inc.	1,903,103	0.2
105,335		PrivateBancorp, Inc.	3,213,771	0.3
38,020		Prosperity Bancshares, Inc.	2,515,023	0.2
114,903		Protective Life Corp.	6,042,749	0.5
63,981		Raymond James Financial, Inc.	3,578,457	0.3
49,735		Reinsurance Group of America, Inc.	3,960,398	0.3
32,200		Santander Consumer USA Holdings, Inc.	775,376	0.1
232,887		SunTrust Bank	9,266,574	0.8
46,237		Waddell & Reed Financial, Inc.	3,403,968	0.3
			128,506,259	10.8

		Health Care: 13.9%
129,025		AbbVie, Inc.	6,631,885	0.6
39,361	@	Actavis PLC	8,102,462	0.7
12,352		Aetna, Inc.	926,029	0.1
34,300		Agilent Technologies, Inc.	1,918,056	0.2
53,470		Amgen, Inc.	6,594,990	0.6
902,265	@	Boston Scientific Corp.	12,198,623	1.0
70,698		Cardinal Health, Inc.	4,947,446	0.4
24,400	@	Catamaran Corp.	1,091,655	0.1
42,269	@	Centene Corp.	2,631,245	0.2
37,600	@	Community Health Systems, Inc.	1,472,792	0.1
4,983		Corvel Corp.	247,954	0.0
47,623		CR Bard, Inc.	7,047,252	0.6
20,700	@	DaVita, Inc.	1,424,698	0.1
22,400	@	Express Scripts Holding Co.	1,682,016	0.1
14,097		Greatbatch, Inc.	647,334	0.1
202,510	@	HCA Holdings, Inc.	10,631,775	0.9
77,609		Jazz Pharmaceuticals PLC	10,762,816	0.9
2,885	@	Laboratory Corp. of America Holdings	283,336	0.0
35,929		Mallinckrodt PLC - W/I	2,278,258	0.2
46,444		McKesson Corp.	8,200,617	0.7
73,100		MedAssets, Inc.	1,806,301	0.2
81,935		Mednax, Inc.	5,078,331	0.4
150,744	@	Mylan Laboratories	7,360,830	0.6
84,375		Omnicare, Inc.	5,034,656	0.4
76,971	@	Salix Pharmaceuticals Ltd.	7,974,965	0.7
50,441		Stryker Corp.	4,109,428	0.3
150,262		Teva Pharmaceutical Industries Ltd. ADR	7,939,844	0.7
72,257		Thermo Fisher Scientific, Inc.	8,688,182	0.7
91,178		Trinity Biotech PLC ADR	2,209,243	0.2
92,829	@	United Therapeutics Corp.	8,728,711	0.7
71,396	@	Valeant Pharmaceuticals International, Inc.	9,392,885	0.8
231,035	@	VCA Antech, Inc.	7,446,258	0.6
			165,490,873	13.9

		Industrials: 19.1%
39,572	@	AerCap Holdings NV	1,669,543	0.1
82,630		Air Lease Corp.	3,081,273	0.3
7,955		Ametek, Inc.	409,603	0.0
19,863		Atlas Air Worldwide Holdings, Inc.	700,568	0.1
80,100		BE Aerospace, Inc.	6,951,879	0.6
76,697		Caterpillar, Inc.	7,621,381	0.6

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
10,997		Corporate Executive Board Co.	$816,307	0.1
18,468		Cummins, Inc.	2,751,547	0.2
83,401		Curtiss-Wright Corp.	5,299,300	0.5
177,121		Delta Airlines, Inc.	6,137,243	0.5
50,448		Dun & Bradstreet Corp.	5,012,009	0.4
96,602		EMCOR Group, Inc.	4,520,008	0.4
63,454		EnerSys	4,396,728	0.4
61,900	@	Esterline Technologies Corp.	6,594,826	0.6
45,206		Exelis, Inc.	859,366	0.1
39,943		FedEx Corp.	5,294,844	0.5
53,837		Fluor Corp.	4,184,750	0.4
41,392		G&K Services, Inc.	2,531,949	0.2
40,155		GATX Corp.	2,725,721	0.2
121,849		Generac Holdings, Inc.	7,185,435	0.6
68,612		Granite Construction, Inc.	2,739,677	0.2
71,418	@	Hexcel Corp.	3,109,540	0.3
14,200		Huntington Ingalls Industries, Inc.	1,452,092	0.1
54,856		Huron Consulting Group, Inc.	3,476,773	0.3
15,346		IDEX Corp.	1,118,570	0.1
25,240		Illinois Tool Works, Inc.	2,052,769	0.2
97,603	@	Ingersoll-Rand PLC - Class A	5,586,796	0.5
118,250		ITT Corp.	5,056,370	0.4
17,375	@	Jacobs Engineering Group, Inc.	1,103,312	0.1
193,742		KAR Auction Services, Inc.	5,880,070	0.5
50,250		Kelly Services, Inc.	1,192,432	0.1
21,700		Lennox International, Inc.	1,972,747	0.2
230,403		Manitowoc Co., Inc.	7,246,174	0.6
54,241		Manpower, Inc.	4,275,818	0.4
26,870		MAX India Ltd.	93,605	0.0
42,681	@	Moog, Inc.	2,796,032	0.2
46,656		Mueller Industries, Inc.	1,399,213	0.1
162,369		Mueller Water Products, Inc.	1,542,505	0.1
79,191		Pentair Ltd.	6,283,014	0.5
42,521		Performant Financial Corp.	384,815	0.0
82,781		Primoris Services Corp.	2,481,774	0.2
168,228	@	Quanta Services, Inc.	6,207,613	0.5
29,407		Regal-Beloit Corp.	2,138,183	0.2
116,135		Republic Services, Inc.	3,967,172	0.3
35,619		Resources Connection, Inc.	501,872	0.0
96,401		Rexnord Corp.	2,793,701	0.2
32,008		Roper Industries, Inc.	4,273,388	0.4
98,773		Ryder System, Inc.	7,893,938	0.7
12,900		Snap-On, Inc.	1,463,892	0.1
221,124		Southwest Airlines Co.	5,220,738	0.4
199,736		Spirit Airlines, Inc.	11,864,318	1.0
39,273		SPX Corp.	3,860,929	0.3
83,300		Swift Transportation Co.	2,061,675	0.2
59,700	L	Terex Corp.	2,644,710	0.2
43,645	@	Tetra Tech, Inc.	1,291,456	0.1
289,642		Textron, Inc.	11,380,034	1.0
44,225		Towers Watson & Co.	5,043,861	0.4
56,406	@	TrueBlue, Inc.	1,650,440	0.1
12,544		Unifirst Corp.	1,379,087	0.1
14,985		United Rentals, Inc.	1,422,676	0.1
50,600	@,X	Uzel Makina Sanayii AS	–	–
13,896		Valmont Industries, Inc.	2,068,281	0.2
25,200	@	WABCO Holdings, Inc.	2,660,112	0.2
45,200		Wabtec Corp.	3,503,000	0.3
44,488		Woodward Governor Co.	1,847,587	0.2
1,500		WW Grainger, Inc.	378,990	0.0
			227,506,031	19.1

		Information Technology: 24.4%
181,760		Activision Blizzard, Inc.	3,715,174	0.3
135,388		Advanced Energy Industries, Inc.	3,317,006	0.3
48,505		Alliance Data Systems Corp.	13,215,187	1.1
107,800		Applied Materials, Inc.	2,201,276	0.2
184,895	@	Arrow Electronics, Inc.	10,975,367	0.9
42,700	@	Atmel Corp.	356,972	0.0
47,639		Avago Technologies Ltd.	3,068,428	0.3
80,033		Avnet, Inc.	3,723,935	0.3
172,600		Broadcom Corp.	5,433,448	0.4
77,343		Broadridge Financial Solutions ADR	2,872,519	0.2
744,111	@	Brocade Communications Systems, Inc.	7,895,018	0.7
227,577		CDW Corp./DE	6,244,713	0.5
39,378		Cognizant Technology Solutions Corp.	1,992,921	0.2
85,985		Computer Sciences Corp.	5,229,608	0.4
12,727		Comverse, Inc.	440,100	0.0
47,767		Conversant, Inc.	1,344,641	0.1
125,061	@	eBay, Inc.	6,908,370	0.6
269,800	@	Electronic Arts, Inc.	7,826,898	0.7
248,794		EMC Corp.	6,819,443	0.6
15,495		Euronet Worldwide, Inc.	644,437	0.0
82,891	@	F5 Networks, Inc.	8,838,667	0.7
186,000	@	Fairchild Semiconductor International, Inc.	2,564,222	0.2
237,280		Fidelity National Information Services, Inc.	12,682,616	1.1
74,900	@	Finisar Corp.	1,985,599	0.2
185,022		Fiserv, Inc.	10,488,897	0.9
60,868		FleetCor Technologies, Inc.	7,005,907	0.6
140,242	@	Flextronics International Ltd.	1,295,836	0.1

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
303,618		Freescale Semiconductor Holdings Ltd.	$7,411,315	0.6
106,484	@	Genpact Ltd.	1,854,951	0.1
146,841		Global Payments, Inc.	10,441,863	0.9
6,616		Google, Inc. – Class A	7,373,598	0.6
101,929		Intersil Corp.	1,316,923	0.1
77,797		Intuit, Inc.	6,047,161	0.5
50,530		Jabil Circuit, Inc.	909,540	0.1
259,333	@	Juniper Networks, Inc.	6,680,418	0.6
161,400	@	Marvell Technology Group Ltd.	2,542,050	0.2
26,900		Methode Electronics, Inc.	824,754	0.1
95,164		Microchip Technology, Inc.	4,545,033	0.4
87,104	@	Micros Systems, Inc.	4,610,415	0.4
53,879		Nuance Communications, Inc.	925,102	0.1
305,824		Nvidia Corp.	5,477,308	0.5
195,449	@	NXP Semiconductor NV	11,494,356	1.0
60,768		PDF Solutions, Inc.	1,104,155	0.1
513,896	@	PMC - Sierra, Inc.	3,910,749	0.3
145,986	@	PTC, Inc.	5,172,284	0.4
66,600	@	Riverbed Technolgoy, Inc.	1,312,686	0.1
138,297	@	Rovi Corp.	3,150,406	0.3
485,771	@	Sapient Corp.	8,287,253	0.7
116,138	@	Skyworks Solutions, Inc.	4,357,498	0.4
28,588		SS&C Technologies Holdings, Inc.	1,144,092	0.1
123,558		Super Micro Computer, Inc.	2,146,202	0.2
100,151	@	Synopsys, Inc.	3,846,800	0.3
225,274	@	TE Connectivity Ltd.	13,563,748	1.1
9,948	@	Tech Data Corp.	606,430	0.0
17,100		Tencent Holdings Ltd.	1,193,583	0.1
311,043		Total System Services, Inc.	9,458,818	0.8
91,589		Vantiv, Inc.	2,767,820	0.2
120,779		Verint Systems, Inc.	5,668,158	0.5
12,923		Visa, Inc.	2,789,559	0.2
45,649		Web.com Group, Inc.	1,553,435	0.1
540,036		Xerox Corp.	6,102,407	0.5
56,236	@	Yahoo!, Inc.	2,018,872	0.2
			291,696,947	24.4

		Materials: 4.9%
38,792		Albemarle Corp.	2,576,565	0.2
304,999		Boise Cascade Co.	8,735,171	0.7
41,389		Cabot Corp.	2,444,434	0.2
5,500		CF Industries Holdings, Inc.	1,433,520	0.1
87,114		Cytec Industries, Inc.	8,503,198	0.7
221,905	@	Ferro Corp.	3,031,222	0.3
56,397	@	LyondellBasell Industries NV - Class A	5,015,949	0.4
64,700		Methanex Corp.	4,140,098	0.4
299,964	@	New Gold, Inc.	1,484,218	0.1
68,244		Newmont Mining Corp.	1,599,639	0.1
308,900	@	Osisko Mining Corp.	1,922,417	0.2
90,047		Packaging Corp. of America	6,336,608	0.5
27,728		PH Glatfelter Co.	754,756	0.1
148,994		PolyOne Corp.	5,462,120	0.5
51,260		Worthington Industries	1,960,695	0.2
28,748	@	WR Grace & Co.	2,850,939	0.2
			58,251,549	4.9

		Telecommunication Services: 0.6%
6,587		Telephone & Data Systems, Inc.	172,645	0.0
141,400		Verizon Communications, Inc.	6,726,398	0.6
			6,899,043	0.6

		Utilities: 0.6%
77,032		Energen Corp.	6,224,956	0.5
39,400		ITC Holdings Corp.	1,471,590	0.1
			7,696,546	0.6

	Total Common Stock
	(Cost $1,018,994,712)		1,193,053,827	100.0

PREFERRED STOCK: 0.2%
		Financials: 0.2%
1,100	#,P	Ally Financial, Inc.	1,091,956	0.1
61,456	P	GMAC Capital Trust I	1,677,749	0.1

	Total Preferred Stock
	(Cost $2,077,969)		2,769,705	0.2

WARRANTS: 0.0%
		Energy: 0.0%
22,657		Voyager Oil & Gas, Inc.	14	0.0

	Total Warrants
	(Cost $–)		14	0.0

	Total Long-Term Investments
	(Cost $1,021,072,681)		1,195,823,546	100.2

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc(1): 0.3%
943,003	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $943,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $961,865, due 01/31/16-11/01/43)	$943,003	0.0
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,020,000, due 04/01/14-05/01/47)	1,000,000	0.1
		3,943,003	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,304,044	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,304,044)	$2,304,044	0.2

	Total Short-Term Investments
	(Cost $6,247,047)	6,247,047	0.5

	Total Investments in Securities (Cost $1,027,319,728)	$1,202,070,593	100.7
	Liabilities in Excess of Other Assets	(8,772,447)	(0.7)
	Net Assets	$1,193,298,146	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,029,058,172.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$185,636,974
Gross Unrealized Depreciation	(12,624,553)

Net Unrealized Appreciation	$173,012,421

PORTFOLIO OF INVESTMENTS
VY FMRSM Diversified Mid Cap Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$195,347,541	$2,666,629	$–	$198,014,170
Consumer Staples	42,078,580	235,005	–	42,313,585
Energy	66,678,824	–	–	66,678,824
Financials	128,256,352	249,907	–	128,506,259
Health Care	165,490,873	–	–	165,490,873
Industrials	227,506,031	–	–	227,506,031
Information Technology	290,503,364	1,193,583	–	291,696,947
Materials	58,251,549	–	–	58,251,549
Telecommunication Services	6,899,043	–	–	6,899,043
Utilities	7,696,546	–	–	7,696,546
Total Common Stock	1,188,708,703	4,345,124	–	1,193,053,827
Preferred Stock	–	2,769,705	–	2,769,705
Warrants	–	14	–	14
Short-Term Investments	2,304,044	3,943,003	–	6,247,047
Total Investments, at fair value	$1,191,012,747	$11,057,846	$–	$1,202,070,593

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 57.7%
		Consumer Discretionary: 0.9%
24,512	L	Dex Media, Inc.	$225,511	0.0
140,000		Ford Motor Co.	2,184,000	0.2
41,208		General Motors Co.	1,418,379	0.1
120,000	X	General Motors Co. Escrow	–	–
14,700		McDonald's Corp.	1,441,041	0.2
60,100		Target Corp.	3,636,651	0.4
			8,905,582	0.9

		Consumer Staples: 1.2%
130,100		Coca-Cola Co.	5,029,666	0.5
85,000		PepsiCo, Inc.	7,097,500	0.7
			12,127,166	1.2

		Energy: 9.9%
67,600		Baker Hughes, Inc.	4,395,352	0.4
340,000		BP PLC ADR	16,354,000	1.7
365,000		Canadian Oil Sands Ltd.	7,656,581	0.8
100,000		Chesapeake Energy Corp.	2,562,000	0.3
64,200		Chevron Corp.	7,634,022	0.8
106,235		ExxonMobil Corp.	10,377,035	1.1
155,200		Halliburton Co.	9,139,728	0.9
293,400		Royal Dutch Shell PLC - Class A ADR	21,435,804	2.2
161,200		Spectra Energy Corp.	5,954,728	0.6
50,000	L	Total S.A. ADR	3,280,000	0.3
60,000	@,L	Transocean Ltd.	2,480,400	0.3
113,000		Williams Cos., Inc.	4,585,540	0.5
			95,855,190	9.9

		Financials: 6.1%
697,300		Bank of America Corp.	11,993,560	1.2
377,700		Barclays PLC	1,469,803	0.2
43,000		Commonwealth Bank of Australia	3,095,558	0.3
500,000		HSBC Holdings PLC	5,062,676	0.5
226,000		JPMorgan Chase & Co.	13,720,460	1.4
22,680		Metlife, Inc.	1,197,504	0.1
45,200	@	Royal Bank of Canada	2,980,216	0.3
365,500		Wells Fargo & Co.	18,179,970	1.9
635,200		Westfield Retail Trust	1,758,630	0.2
			59,458,377	6.1

		Health Care: 7.1%
56,300		Eli Lilly & Co.	3,313,818	0.3
104,800		Johnson & Johnson	10,294,504	1.1
410,200		Merck & Co., Inc.	23,287,054	2.4
378,100		Pfizer, Inc.	12,144,572	1.3
46,700		Roche Holding AG - Genusschein	14,045,668	1.4
115,000	@	Sanofi-Aventis SA ADR	6,012,200	0.6
			69,097,816	7.1

		Industrials: 3.8%
21,700		Caterpillar, Inc.	2,156,329	0.2
1,222		Ceva Holdings LLC	1,527,312	0.2
571,600		General Electric Co.	14,798,724	1.5
40,000		Lockheed Martin Corp.	6,529,600	0.7
30,500		Raytheon Co.	3,013,095	0.3
93,700		Republic Services, Inc.	3,200,792	0.3
131,000		Waste Management, Inc.	5,511,170	0.6
			36,737,022	3.8

		Information Technology: 4.3%
12,200		Apple, Inc.	6,548,228	0.7
243,200		Cisco Systems, Inc.	5,450,112	0.6
512,200		Intel Corp.	13,219,882	1.4
132,300		Maxim Integrated Products	4,381,776	0.4
123,100		Microsoft Corp.	5,045,869	0.5
40,900		Oracle Corp.	1,673,219	0.2
109,000		Texas Instruments, Inc.	5,139,350	0.5
			41,458,436	4.3

		Materials: 9.4%
70,000	L	Agrium, Inc.	6,826,400	0.7
37,931	@	AngloGold Ashanti Ltd. ADR	647,861	0.1
268,900		Barrick Gold Corp.	4,794,487	0.5
331,700		BHP Billiton PLC	10,242,390	1.1
367,700		Dow Chemical Co.	17,866,543	1.8
129,100		EI Du Pont de Nemours & Co.	8,662,610	0.9
251,000		Freeport-McMoRan Copper & Gold, Inc.	8,300,570	0.8
130,800	L	GoldCorp, Inc.	3,201,984	0.3
130,000	@	LyondellBasell Industries NV - Class A	11,562,200	1.2
20,000		Mosaic Co.	1,000,000	0.1
198,000		Newmont Mining Corp.	4,641,120	0.5
236,200	L	Rio Tinto PLC ADR	13,187,046	1.4
			90,933,211	9.4

		Telecommunication Services: 2.1%
275,000		AT&T, Inc.	9,644,250	1.0
30,000		CenturyTel, Inc.	985,200	0.1
800,000		Telstra Corp., Ltd.	3,772,365	0.4
46,025		Verizon Communications, Inc. - VZC	2,188,944	0.2
954,545		Vodafone Group PLC	3,510,147	0.4
			20,100,906	2.1

		Utilities: 12.9%
53,000		AGL Resources, Inc.	2,594,880	0.3
150,000		American Electric Power Co., Inc.	7,599,000	0.8
111,700		Dominion Resources, Inc.	7,929,583	0.8
194,965		Duke Energy Corp.	13,885,407	1.4
220,000		Dynegy, Inc.	5,486,800	0.6
85,000		Entergy Corp.	5,682,250	0.6
255,000		Exelon Corp.	8,557,800	0.9
100,000		FirstEnergy Corp.	3,403,000	0.3

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
1,800,000	@	HK Electric Investments and HK Electric Investments Ltd.	1,164,958	0.1
130,830		NextEra Energy, Inc.	12,509,965	1.3
220,000		Pacific Gas & Electric Co.	9,504,000	1.0
100,000		Pinnacle West Capital Corp.	5,466,000	0.6
185,200		PPL Corp.	6,137,528	0.6
175,000		Public Service Enterprise Group, Inc.	6,674,500	0.7
105,000		Sempra Energy	10,159,800	1.0
220,000		Southern Co.	9,666,800	1.0
162,000		TECO Energy, Inc.	2,778,300	0.3
200,000		Xcel Energy, Inc.	6,072,000	0.6
			125,272,571	12.9

	Total Common Stock
	(Cost $475,546,795)		559,946,277	57.7

PREFERRED STOCK: 4.3%
		Energy: 0.7%
3,500	#	Chesapeake Energy Corp.	3,922,187	0.4
25,000		SandRidge Energy, Inc. 7.0%	2,523,438	0.3
			6,445,625	0.7

		Financials: 3.2%
9,300		Bank of America Corp.	10,641,153	1.1
50	P	Fannie Mae	1,737,500	0.2
100,000	P	Federal National Mortgage Association - Series Q	891,000	0.1
194,460	P	Federal National Mortgage Association - Series R	1,818,201	0.2
96,100	P	Federal National Mortgage Association - Series S	1,007,128	0.1
90,000		Felcor Lodging Trust, Inc.	2,257,029	0.2
191,500	L,P	Federal Home Loan Mortgage Corp.	2,106,500	0.2
40,000		MetLife, Inc.	1,232,000	0.1
8,000		Wells Fargo & Co.	9,384,000	1.0
			31,074,511	3.2

		Industrials: 0.2%
1,748		Ceva Holdings Series A-2	2,184,787	0.2
41		Ceva Holdings Series A-1	68,470	0.0
			2,253,257	0.2

		Utilities: 0.2%
17,000		Dominion Resources, Inc./VA - Series A	977,500	0.1
17,000		Dominion Resources, Inc./VA - Series B	982,090	0.1
			1,959,590	0.2

	Total Preferred Stock
	(Cost $45,604,629)		41,732,983	4.3

EQUITY-LINKED SECURITIES: 1.0%
		Energy: 0.6%
30,000	#	Barclays Bank PLC into Devon Energy Corp., 6.000%	1,985,577	0.2
250,000	#	Barclays Bank PLC into Weatherford International Ltd., 7.500%	4,271,650	0.4
			6,257,227	0.6

		Information Technology: 0.4%
120,000	#	Wells Fargo & Co. into Broadcom Corp., 7.000%	3,557,952	0.4

	Total Equity-Linked Securities
	(Cost $9,073,000)		9,815,179	1.0

WARRANTS: 0.0%
		Utilities: 0.0%
21,595		Dynegy, Inc.	38,547	0.0

	Total Warrants
	(Cost $498,071)		38,547	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.0%
		Basic Materials: 1.8%
1,000,000	L	AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	1,106,500	0.1
862,000	#	First Quantum Minerals Ltd., 6.750%, 02/15/20	877,085	0.1
862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	881,395	0.1
1,500,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18	1,584,375	0.2
2,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	2,207,500	0.2
1,000,000		HudBay Minerals, Inc., 9.500%, 10/01/20	1,075,000	0.1
600,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	614,250	0.1
EUR 2,500,000	#	Kerling PLC, 10.625%, 02/01/17	3,676,623	0.4

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES
		Basic Materials
EUR 1,800,000	#	Kinove German Bondco GmbH, 10.000%, 06/15/18	2,712,386	0.3
2,500,000	L	Molycorp, Inc., 10.000%, 06/01/20	2,487,500	0.2
			17,222,614	1.8

		Communications: 7.4%
3,000,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,438,750	0.4
1,000,000		Cablevision Systems Corp., 8.625%, 09/15/17	1,190,000	0.1
100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22	102,750	0.0
100,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	102,750	0.0
1,300,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	1,293,500	0.1
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,659,375	0.3
500,000		CenturyLink, Inc., 6.750%, 12/01/23	533,125	0.1
80,415		Clear Channel Communications, Inc., 3.803%, 01/29/16	79,543	0.0
7,617,472		Clear Channel Communications, Inc., 6.903%, 01/30/19	7,471,316	0.8
1,485,057		Clear Channel Communications, Inc., 7.653%, 07/30/19	1,485,985	0.1
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,954,915	0.2
5,300,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	5,558,375	0.6
4,500,000		Cricket Communications, Inc., 7.750%, 10/15/20	5,151,375	0.5
2,000,000		CSC Holdings, LLC, 6.750%, 11/15/21	2,245,000	0.2
900,000		Frontier Communications Corp., 8.500%, 04/15/20	1,050,750	0.1
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,785,000	0.2
4,700,000	#	Sprint Corp., 7.875%, 09/15/23	5,181,750	0.5
1,000,000		Sprint Nextel Corp., 7.000%, 08/15/20	1,095,000	0.1
3,500,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	4,287,500	0.4
1,000,000		Sprint Nextel Corp., 9.125%, 03/01/17	1,187,500	0.1
3,500,000		Sprint Nextel Corp., 11.500%, 11/15/21	4,672,500	0.5
208,592	±	SuperMedia Inc. Exit Term Loan, 11.600%, 12/30/16	156,835	0.0
2,500,000		T-Mobile USA, Inc., 6.633%, 04/28/21	2,696,875	0.3
2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,687,500	0.3
2,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,055,000	0.2
3,400,000		Verizon Communications, Inc., 5.150%, 09/15/23	3,728,222	0.4
3,700,000		Verizon Communications, Inc., 6.550%, 09/15/43	4,518,943	0.5
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,030,000	0.2
1,900,000		Visant Corp., 10.000%, 10/01/17	1,902,375	0.2
			72,302,509	7.4

		Consumer, Cyclical: 2.9%
1,800,000	#	Academy Ltd. / Academy Finance Corp., 9.250%, 08/01/19	1,973,250	0.2
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,646,250	0.2
1,200,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	1,068,000	0.1
4,300,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	4,885,875	0.5
1,976,000		ClubCorp Club Operations, Inc., 10.000%, 12/01/18	2,181,010	0.2
600,000		Goodyear Tire & Rubber Co., 8.250%, 08/15/20	671,250	0.1
3,200,000		Goodyear Tire & Rubber Co/The, 6.500%, 03/01/21	3,504,000	0.4
750,000		Harrah's Operating Co., Inc., 11.250%, 06/01/17	723,750	0.1
2,500,000		KB Home, 7.500%, 09/15/22	2,750,000	0.3
400,000		MGM Resorts International, 6.750%, 10/01/20	444,500	0.0

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,798,125	0.2
760,128		Navistar International Corp., 5.750%, 08/17/17	771,530	0.1
1,400,000	L	Navistar International Corp., 8.250%, 11/01/21	1,433,250	0.1
2,044,883		U.S. Investigations Services, Inc., 5.000%, 02/21/15	2,020,600	0.2
EUR 1,500,000	#	Volkswagen International Finance NV, 5.500%, 11/09/15	2,427,604	0.2
			28,298,994	2.9

		Consumer, Non-cyclical: 4.7%
2,000,000	L	Alliance One International, Inc., 9.875%, 07/15/21	2,055,000	0.2
2,000,000		Ceridian Corp., 11.250%, 11/15/15	2,020,000	0.2
500,000	#	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	515,000	0.0
1,000,000	#	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,050,000	0.1
3,400,000		HCA, Inc., 6.500%, 02/15/20	3,816,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,664,000	0.4
1,500,000	#,L	Innovation Ventures, LLC / Innovation Ventures Finance Corp., 9.500%, 08/15/19	1,428,750	0.1
1,000,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	1,056,250	0.1
2,000,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	2,135,000	0.2
800,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	880,000	0.1
1,500,000	#	Laureate Education, Inc., 9.250%, 09/01/19	1,605,000	0.2
800,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	823,000	0.1
900,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	947,250	0.1
1,400,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,548,750	0.2
500,000	L	Reynolds Group Issuer, Inc., 8.250%, 02/15/21	548,125	0.1
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,581,750	0.3
2,500,000		Supervalu, Inc., 8.000%, 05/01/16	2,768,750	0.3
2,800,000		Tenet Healthcare Corp., 8.125%, 04/01/22	3,136,000	0.3
2,455,000		Tenet Healthcare Corp., 8.000%, 08/01/20	2,688,225	0.3
4,800,000		Tenet Healthcare Corp., 9.250%, 02/01/15	5,112,000	0.5
1,100,000	L	United Rentals North America, Inc., 8.375%, 09/15/20	1,223,750	0.1
1,000,000		US Foods, Inc., 8.500%, 06/30/19	1,083,250	0.1
2,300,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,599,000	0.3
			45,285,350	4.7

		Diversified: 0.2%
600,000	#	Stena AB, 7.000%, 02/01/24	612,000	0.0
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,500,000	0.2
			2,112,000	0.2

		Energy: 6.3%
1,100,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	1,117,188	0.1
826,000		Antero Resources Finance Corp., 7.250%, 08/01/19	883,820	0.1
1,500,000		Arch Coal, Inc., 7.250%, 06/15/21	1,140,000	0.1
500,000		Bill Barrett Corp., 7.000%, 10/15/22	528,750	0.1
2,000,000		Chesapeake Energy Corp. - Term Loan B, 5.750%, 12/02/17	2,048,126	0.2
4,500,000		Chesapeake Energy Corp., 5.750%, 03/15/23	4,786,875	0.5
800,000		Chesapeake Energy Corp., 6.875%, 11/15/20	912,000	0.1
6,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	7,020,000	0.7
1,400,000		Consol Energy, Inc., 8.250%, 04/01/20	1,527,750	0.2
1,500,000		El Paso Corp., 7.750%, 01/15/32	1,611,792	0.2
1,500,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	1,638,750	0.2
2,500,000		EP Energy, LLC, 9.375%, 05/01/20	2,903,125	0.3
919,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	962,078	0.1
2,500,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	2,606,920	0.3
2,000,000		Halcon Resources Corp., 9.750%, 07/15/20	2,165,000	0.2
800,000	#	Kinder Morgan, Inc./DE, 5.000%, 02/15/21	805,215	0.1

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,590,629	0.2
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	2,182,500	0.2
1,000,000	L	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,110,000	0.1
1,500,000	#	Niska Gas Storage Canada ULC / Niska Gas Storage Canada Finance Corp., 6.500%, 04/01/19	1,483,125	0.1
5,000,000		Ocean Rig - TL B1, 6.000%, 03/31/21	5,113,540	0.5
1,500,000	#	Ocean Rig UDW, Inc., 7.250%, 04/01/19	1,501,875	0.2
2,000,000	L	Peabody Energy Corp., 6.250%, 11/15/21	2,015,000	0.2
5,000,000		Quicksilver Resources - TL 2L, 7.000%, 06/12/19	5,000,000	0.5
400,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/22	416,000	0.0
2,600,000	#	Samson Investment Co., 10.750%, 02/15/20	2,847,000	0.3
2,800,000	#	Sanchez Energy Corp., 7.750%, 06/15/21	3,003,000	0.3
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	2,170,000	0.2
			61,090,058	6.3

		Financial: 2.5%
800,000		Ally Financial, Inc., 6.250%, 12/01/17	896,000	0.1
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,721,960	0.2
GBP 1,000,000	#,L	Boparan Holdings Ltd., 9.875%, 04/30/18	1,802,594	0.2
1,300,000		E*TRADE Financial Corp., 6.000%, 11/15/17	1,373,125	0.1
2,000,000		International Lease Finance Corp., 8.875%, 09/01/17	2,390,000	0.2
12,500,000		JPMorgan Chase & Co., 7.900%, 04/29/49	14,187,500	1.5
2,300,000	#	Nuveen Investments, Inc., 9.500%, 10/15/20	2,461,000	0.2
			24,832,179	2.5

		Industrial: 1.9%
1,600,000	#	Abengoa Finance SAU, 8.875%, 11/01/17	1,804,000	0.2
1,400,000	L	Cemex SAB de CV, 3.250%, 03/15/16	1,925,875	0.2
805,000		Cemex SAB de CV, 3.750%, 03/15/18	1,153,666	0.1
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,642,500	0.2
4,000,000	#	Cemex SAB de CV, 9.000%, 01/11/18	4,370,000	0.4
2,400,000	#	CEVA Group PLC, 4.000%, 05/01/18	2,274,000	0.2
2,250,000		CHC Helicopter SA, 9.250%, 10/15/20	2,455,312	0.3
3,000,000		Dynacast International, LLC / Dynacast Finance, Inc., 9.250%, 07/15/19	3,352,500	0.3
			18,977,853	1.9

		Technology: 4.0%
1,300,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,374,750	0.2
3,600,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	3,960,000	0.4
40,000		CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	42,000	0.0
3,276,964		First Data Corp. - Term Loan B-3, 4.155%, 03/24/18	3,280,037	0.3
6,179,000	#,L	First Data Corp., 8.250%, 01/15/21	6,735,110	0.7
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,497,732	0.4
6,400,000		First Data Corp., 12.625%, 01/15/21	7,648,000	0.8
2,054,000	L	Freescale Semiconductor, Inc., 8.050%, 02/01/20	2,267,103	0.2
5,980,000		Freescale Semiconductor, Inc., 10.750%, 08/01/20	6,966,700	0.7
600,000		Infor US, Inc., 9.375%, 04/01/19	678,750	0.1
1,225,714		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,231,843	0.1
800,000		SRA International, Inc., 11.000%, 10/01/19	846,000	0.1
			38,528,025	4.0

		Utilities: 1.3%
814,000	#	Calpine Corp., 7.500%, 02/15/21	893,365	0.1
760,000	#	Calpine Corp., 7.875%, 01/15/23	855,000	0.1
616,000	#	Calpine Corp., 7.875%, 07/31/20	680,680	0.1
7,000,000	X	GCB Dyengy Holdings Escrow, 7.500%, 06/01/15	–	–
1,500,000	X	GCB Dyengy Holdings Escrow, 8.375%, 05/01/16	–	–
2,500,000	X	GCB Dyengy Holdings Escrow, 7.750%, 06/01/19	–	–
5,000,000	#	InterGen NV, 7.000%, 06/30/23	5,275,000	0.5
1,900,000		GenOn Energy, Inc., 7.875%, 06/15/17	1,919,000	0.2

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

2,500,000		Sabine Pass LNG LP, 7.500%, 11/30/16	2,775,000	0.3
			12,398,045	1.3

		Total Corporate Bonds/Notes
		(Cost $289,975,035)	321,047,627	33.0

		Total Long-Term Investments
		(Cost $820,697,530)	932,580,613	96.0

SHORT-TERM INVESTMENTS: 7.8%
		U.S. Government Agency Obligations: 2.6%
25,000,000	Z	Federal Home Loan Bank Discount Notes 0.000%, 04/01/14
		(Cost $25,000,000)	25,000,000	2.6

		Securities Lending Collateralcc(1): 5.2%
6,460,903		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $6,460,915, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $6,590,134, due 01/31/16-11/01/43)	6,460,903	0.7
11,946,716		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $11,946,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $12,185,650, due 04/03/14-02/15/41)	11,946,716	1.2
11,946,716		Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $11,946,755, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,185,651, due 03/27/17-03/01/48)	11,946,716	1.3
8,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $8,000,015, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $8,160,001, due 06/30/17)	8,000,000	0.8
11,946,716		Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $11,946,749, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $12,185,650, due 04/01/14-05/01/47)	11,946,716	1.2
			50,301,051	5.2

		Total Short-Term Investments
		(Cost $75,301,051)	75,301,051	7.8

		Total Investments in Securities (Cost $895,998,581)	$1,007,881,664	103.8
		Liabilities in Excess of Other Assets	(37,244,848)	(3.8)
		Net Assets	$970,636,816	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

EUR	EU Euro
GBP	British Pound

PORTFOLIO OF INVESTMENTS
VY Franklin Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $896,023,333.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$170,271,692
Gross Unrealized Depreciation	(58,413,361)

Net Unrealized Appreciation	$111,858,331

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,905,582	$–	$–	$8,905,582
Consumer Staples	12,127,166	–	–	12,127,166
Energy	95,855,190	–	–	95,855,190
Financials	48,071,710	11,386,667	–	59,458,377
Health Care	55,052,148	14,045,668	–	69,097,816
Industrials	35,209,710	–	1,527,312	36,737,022
Information Technology	41,458,436	–	–	41,458,436
Materials	80,690,821	10,242,390	–	90,933,211
Telecommunication Services	10,629,450	9,471,456	–	20,100,906
Utilities	125,272,571	–	–	125,272,571
Total Common Stock	513,272,784	45,146,181	1,527,312	559,946,277
Preferred Stock	13,466,590	26,013,136	2,253,257	41,732,983
Equity-Linked Securities	–	9,815,179	–	9,815,179
Warrants	38,547	–	–	38,547
Corporate Bonds/Notes	–	321,047,627	–	321,047,627
Short-Term Investments	–	75,301,051	–	75,301,051
Total Investments, at fair value	$526,777,921	$477,323,174	$3,780,569	$1,007,881,664

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 84.0%
		Consumer Discretionary: 8.3%
87,445		CBS Corp. - Class B	$5,404,101	1.0
1,719		CBS Outdoor Americas, Inc.	50,281	0.0
27,995		Comcast Corp. – Special Class A	1,365,036	0.2
185,640		General Motors Co.	6,389,729	1.2
71,680		Kohl's Corp.	4,071,424	0.7
440,822	@,X	Prime AET&D Holdings	–	–
592,520		Reed Elsevier PLC	9,054,535	1.7
48,118		Time Warner Cable, Inc.	6,600,827	1.2
25,030		Tribune Co.	1,993,639	0.4
15,346		Tribune Co. - Class B	1,222,309	0.2
290,624		Twenty-First Century Fox, Inc. Class B	9,044,219	1.7
			45,196,100	8.3

		Consumer Staples: 11.7%
131,390		Altria Group, Inc.	4,917,928	0.9
226,180		Avon Products, Inc.	3,311,275	0.6
176,046		British American Tobacco PLC	9,820,791	1.8
62,988		Coca-Cola Enterprises, Inc.	3,008,307	0.5
83,629		CVS Caremark Corp.	6,260,467	1.1
138,832		Imperial Tobacco Group PLC	5,613,998	1.0
182,181		Kroger Co.	7,952,200	1.5
109,762		Lorillard, Inc.	5,935,929	1.1
26,484		PepsiCo, Inc.	2,211,414	0.4
16,137		Pernod Ricard SA	1,877,955	0.4
33,421		Philip Morris International, Inc.	2,736,177	0.5
972,270		Tesco PLC	4,795,321	0.9
78,499		Walgreen Co.	5,183,289	1.0
			63,625,051	11.7

		Energy: 11.0%
97,139		Apache Corp.	8,057,680	1.5
84,912		Baker Hughes, Inc.	5,520,978	1.0
211,384		BG Group PLC	3,946,368	0.7
554,065		BP PLC	4,451,913	0.8
104,077		Consol Energy, Inc.	4,157,876	0.8
36,835	@	Ensco PLC	1,944,151	0.3
235,742		Marathon Oil Corp.	8,373,556	1.5
52,544		Murphy Oil Corp.	3,302,916	0.6
150,620		Petroleo Brasileiro SA ADR	1,980,653	0.4
262,141		Royal Dutch Shell PLC	9,578,349	1.8
308,021		Talisman Energy, Inc.	3,074,050	0.6
20,579		Talisman Energy, Inc. - TSX	205,138	0.1
102,715	@	Transocean Ltd.	4,246,238	0.8
40,396		WPX Energy, Inc.	728,340	0.1
			59,568,206	11.0

		Financials: 18.5%
79,776	@	ACE Ltd.	7,902,611	1.5
3,609		Aegon NV	33,243	0.0
170,442		American International Group, Inc.	8,523,804	1.6
9,488		Alexander's, Inc.	3,425,073	0.6
12,330	@	Alleghany Corp.	5,022,995	0.9
40,292		Allstate Corp.	2,279,721	0.4
49,872	#	Bond Street Holdings, LLC	748,080	0.1
35,791	@	Brookfield Property Partners LP	669,292	0.1
454,259	@,X	Canary Wharf Group PLC	3,301,422	0.6
71,583		CIT Group, Inc.	3,508,999	0.7
113,022		Citigroup, Inc.	5,379,847	1.0
16,005		Columbia Banking System, Inc.	456,463	0.1
74,621		Credit Suisse Group	2,415,339	0.5
29,112		Deutsche Boerse AG	2,317,720	0.4
43,582		Forestar Real Estate Group, Inc.	775,760	0.1
9,584		Guaranty Bancorp	136,572	0.0
116,990		JPMorgan Chase & Co.	7,102,463	1.3
81,628		KB Financial Group, Inc.	2,864,087	0.5
94,799		Metlife, Inc.	5,005,387	0.9
61,274		Morgan Stanley	1,909,911	0.4
117,020		PNC Financial Services Group, Inc.	10,180,740	1.9
32,902		Societe Generale	2,025,312	0.4
123,801		SunTrust Bank	4,926,042	0.9
73,364		Wells Fargo & Co.	3,649,125	0.7
20,198		White Mountains Insurance Group Ltd.	12,116,780	2.2
12,332		Zurich Insurance Group AG	3,787,340	0.7
			100,464,128	18.5

		Health Care: 11.3%
117,177		Cigna Corp.	9,811,230	1.8
62,183		Eli Lilly & Co.	3,660,091	0.7
77,301		Hospira, Inc.	3,343,268	0.6
227,648		Medtronic, Inc.	14,009,458	2.6
245,982		Merck & Co., Inc.	13,964,398	2.6
28,467		Stryker Corp.	2,319,207	0.4
209,390		Teva Pharmaceutical Industries Ltd. ADR	11,064,168	2.0
33,420		WellPoint, Inc.	3,326,961	0.6
			61,498,781	11.3

		Industrials: 4.6%
729	@	AP Moller - Maersk A/S - Class B	8,725,225	1.6
35,898		Caterpillar, Inc.	3,567,184	0.7
322,822	@	CNH Industrial NV	3,715,341	0.7
104,423	@	Federal Signal Corp.	1,555,903	0.3
53,563		Huntington Ingalls Industries, Inc.	5,477,353	1.0
20,759		Stanley Black & Decker, Inc.	1,686,461	0.3
			24,727,467	4.6

		Information Technology: 10.7%
22,650		Apple, Inc.	12,157,161	2.3

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
271,456		Cisco Systems, Inc.	$6,083,329	1.1
139,914		Hewlett-Packard Co.	4,527,617	0.8
372,271		Microsoft Corp.	15,259,388	2.8
3,006		Samsung Electronics Co., Ltd.	3,800,105	0.7
342,839		Symantec Corp.	6,846,495	1.3
34,122	@	TE Connectivity Ltd.	2,054,486	0.4
627,862		Xerox Corp.	7,094,840	1.3
			57,823,421	10.7

		Materials: 4.6%
130,380		Anglo American PLC	3,331,803	0.6
199,292		Freeport-McMoRan Copper & Gold, Inc.	6,590,587	1.2
142,047		International Paper Co.	6,517,116	1.2
118,558		MeadWestvaco Corp.	4,462,523	0.8
153,775	@	ThyssenKrupp AG	4,125,614	0.8
			25,027,643	4.6

		Telecommunication Services: 1.9%
761,640	@	Koninklijke KPN NV	2,688,666	0.5
14,435		Verizon Communications, Inc. - VZC	686,527	0.1
1,829,968		Vodafone Group PLC	6,729,339	1.3
			10,104,532	1.9

		Utilities: 1.4%
27,946		Entergy Corp.	1,868,190	0.3
33,943		Gaz de France	928,516	0.2
148,920		NRG Energy, Inc.	4,735,656	0.9
			7,532,362	1.4

	Total Common Stock
	(Cost $343,004,037)		455,567,691	84.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.5%
		Communications: 2.6%
1,917,104		Avaya, Inc. - TL B3, 4.734%, 10/26/17	1,874,418	0.4
467,527		Avaya, Inc. - TL B6, 6.500%, 03/30/18	469,028	0.1
1,276,000	#	Avaya, Inc., 7.000%, 04/01/19	1,272,810	0.2
1,363,000	#	Avaya, Inc., 10.500%, 03/01/21	1,270,997	0.2
1,878,392	±	Cengage Learning Acquisition, Inc., 2.700%, 07/03/14	1,782,908	0.3
182,000		Cengage Learning Acquisitions, Inc. - TL 1L, 7.000%, 03/31/20	184,427	0.0
47,625		Clear Channel Communications, Inc., 3.803%, 01/29/16	47,108	0.0
5,669		Clear Channel Communications, Inc., 3.803%, 01/29/16	5,577	0.0
3,078,298		Clear Channel Communications, Inc., 6.903%, 01/30/19	3,019,234	0.6
989,430		Clear Channel Communications, Inc., 7.653%, 07/30/19	990,048	0.2
2,575,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	2,716,625	0.5
32,493	X	Tribune Co., Escrow, 08/14/49	–	–
EUR237,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	344,397	0.1
100,000	#	Wind Acquisition Finance S.A., 11.750%, 07/15/17	105,500	0.0
			14,083,077	2.6

		Consumer, Cyclical: 1.3%
2,474,000	#	American Airlines, Inc., 7.500%, 03/15/16	2,577,599	0.5
341,000		Caesars Entertainment Operating Co., Inc., 4.489%, 01/26/18	318,249	0.0
1,621,000		Caesars Entertainment Operating Co., Inc., 5.489%, 01/28/18	1,532,858	0.3
2,661,378		JC Penney - TL 1L, 6.000%, 05/21/18	2,651,065	0.5
			7,079,771	1.3

		Energy: 0.5%
86,995		NGPL PipeCo, LLC, 6.750%, 09/15/17	85,291	0.0
987,000	#	NGPL PipeCo, LLC, 7.119%, 12/15/17	974,663	0.2
1,464,000	#	NGPL PipeCo, LLC, 9.625%, 06/01/19	1,570,140	0.3
			2,630,094	0.5

		Financial: 1.2%
14,181,365		Lehman Brothers Holdings, Inc. - Claim, 2.320%, 12/31/49	6,239,801	1.2
1,216,000	±,X	Tropicana Entertainment, LLC, 12/15/14	–	–
			6,239,801	1.2

		Technology: 0.6%
270,000	#	First Data Corp., 8.250%, 01/15/21	294,300	0.0
1,588,000		First Data Corp., 11.750%, 08/15/21	1,675,340	0.3
373,000		First Data Corp., 12.625%, 01/15/21	445,735	0.1
1,021,732	#,&	First Data Holdings, Inc., 14.500%, 09/24/19	965,537	0.2
			3,380,912	0.6

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 1.3%
33,000	X	Calpine Corp. Escrow, 12/01/14	$–	–
97,000	X	Calpine Corp. Escrow, 07/15/30	–	–
49,000	X	Calpine Corp. Escrow, 07/15/49	–	–
6,400,233		Texas Competitive Electric Holdings Co., LLC, 4.737%, 10/10/17	4,632,168	0.8
3,208,000	#	Texas Competitive Electric Holdings Co., LLC, 11.500%, 10/01/20	2,478,180	0.5
			7,110,348	1.3

	Total Corporate Bonds/Notes
	(Cost $41,120,969)		40,524,003	7.5

MUNICIPAL BONDS: 0.3%
		Puerto Rico: 0.3%
1,467,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	1,370,119	0.3

	Total Municipal Bonds
	(Cost $1,368,812)		1,370,119	0.3

	Total Long-Term Investments
	(Cost $385,493,818)		497,461,813	91.8

SHORT-TERM INVESTMENTS: 4.1%
		U.S. Treasury Bills: 4.1%
3,000,000		United States Treasury Bill, 0.030%, 05/01/14	2,999,916	0.5
2,000,000		United States Treasury Bill, 0.030%, 05/29/14	1,999,917	0.4
2,500,000		United States Treasury Bill, 0.030%, 06/26/14	2,499,812	0.5
2,000,000		United States Treasury Bill, 0.040%, 04/24/14	1,999,950	0.4
5,000,000		United States Treasury Bill, 0.050%, 08/21/14	4,998,940	0.9
5,000,000		United States Treasury Bill, 0.050%, 04/10/14	4,999,930	0.9
3,000,000		United States Treasury Bill, 0.060%, 04/17/14	2,999,921	0.5
			22,498,386	4.1

	Total Short-Term Investments
	(Cost $22,497,567)		22,498,386	4.1

	Total Investments in Securities (Cost $407,991,385)		$519,960,199	95.9
	Assets in Excess of Other Liabilities		22,043,532	4.1
	Net Assets		$542,003,731	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
ADR	American Depositary Receipt
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

EUR	EU Euro

Cost for federal income tax purposes is $409,068,754.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$123,972,118
Gross Unrealized Depreciation	(13,080,673)

Net Unrealized Appreciation	$110,891,445

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$34,919,256	$10,276,844	$–	$45,196,100
Consumer Staples	41,516,986	22,108,065	–	63,625,051
Energy	41,386,438	18,181,768	–	59,568,206
Financials	82,971,585	13,443,041	4,049,502	100,464,128
Health Care	61,498,781	–	–	61,498,781
Industrials	12,286,901	12,440,566	–	24,727,467
Information Technology	54,023,316	3,800,105	–	57,823,421
Materials	17,570,226	7,457,417	–	25,027,643
Telecommunication Services	–	10,104,532	–	10,104,532
Utilities	6,603,846	928,516	–	7,532,362
Total Common Stock	352,777,335	98,740,854	4,049,502	455,567,691
Corporate Bonds/Notes	–	40,524,003	–	40,524,003
Municipal Bonds	–	1,370,119	–	1,370,119
Short-Term Investments	–	22,498,386	–	22,498,386
Total Investments, at fair value	$352,777,335	$163,133,362	$4,049,502	$519,960,199
Other Financial Instruments+
Forward Foreign Currency Contracts	–	181,225	–	181,225
Total Assets	$352,777,335	$163,314,587	$4,049,502	$520,141,424
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(453,490)	$–	$(453,490)
Total Liabilities	$–	$(453,490)	$–	$(453,490)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY Franklin Mutual Shares Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	South Korean Won	64,173,924	Buy	08/12/14	$59,486	$60,008	$522
Bank of America	South Korean Won	32,092,911	Buy	08/12/14	29,743	30,009	266
Bank of America	EU Euro	83,014	Buy	05/15/14	112,131	114,356	2,225
Bank of America	EU Euro	52,637	Buy	05/15/14	71,262	72,510	1,248
Bank of America	EU Euro	110,035	Buy	05/15/14	149,150	151,578	2,428
Bank of America	EU Euro	117,078	Buy	07/17/14	161,670	161,273	(397)
Bank of America	EU Euro	35,071	Buy	07/17/14	48,350	48,311	(39)
Bank of America	EU Euro	76,140	Buy	07/17/14	105,922	104,881	(1,041)
Bank of America	EU Euro	33,772	Buy	07/17/14	47,042	46,520	(522)
Bank of America	EU Euro	187,778	Buy	07/17/14	260,775	258,661	(2,114)
Bank of America	EU Euro	250,070	Buy	07/17/14	346,622	344,468	(2,154)
Bank of America	EU Euro	214,297	Buy	07/17/14	297,356	295,190	(2,166)
Bank of America	British Pound	34,162	Buy	08/19/14	56,271	56,892	621
Bank of America	British Pound	34,067	Buy	08/19/14	56,114	56,733	619
Bank of America	British Pound	45,193	Buy	08/19/14	74,803	75,263	460
Bank of America	British Pound	40,519	Buy	08/19/14	67,085	67,479	394
Bank of America	British Pound	138,122	Buy	08/19/14	229,528	230,021	493
Bank of America	British Pound	53,536	Buy	08/19/14	88,968	89,156	188
Bank of America	British Pound	39,808	Buy	08/19/14	66,173	66,295	122

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	544,782	Buy	08/19/14	$905,852	$907,253	$1,401
Barclays Bank PLC	EU Euro	79,637	Buy	05/15/14	109,560	109,702	142
Barclays Bank PLC	EU Euro	52,637	Buy	05/15/14	71,223	72,510	1,287
Barclays Bank PLC	EU Euro	126,542	Buy	05/15/14	172,878	174,316	1,438
Barclays Bank PLC	EU Euro	120,951	Buy	07/17/14	166,571	166,608	37
Barclays Bank PLC	EU Euro	68,365	Buy	07/17/14	95,087	94,171	(916)
Barclays Bank PLC	EU Euro	160,097	Buy	07/17/14	222,709	220,531	(2,178)
Barclays Bank PLC	British Pound	45,193	Buy	08/19/14	74,725	75,262	537
Barclays Bank PLC	British Pound	42,652	Buy	08/19/14	70,720	71,031	311
Barclays Bank PLC	British Pound	138,122	Buy	08/19/14	229,324	230,022	698
Barclays Bank PLC	British Pound	119,423	Buy	08/19/14	198,268	198,881	613
Credit Suisse Group AG	South Korean Won	32,083,988	Buy	08/12/14	29,743	30,001	258
Credit Suisse Group AG	South Korean Won	81,554,776	Buy	08/12/14	75,619	76,261	642
HSBC	South Korean Won	73,743,452	Buy	08/12/14	67,717	68,957	1,240
HSBC	South Korean Won	25,319,713	Buy	08/12/14	23,444	23,676	232
HSBC	South Korean Won	92,061,233	Buy	08/12/14	85,444	86,085	641
HSBC	South Korean Won	86,626,720	Buy	08/12/14	80,396	81,003	607
HSBC	EU Euro	93,029	Buy	05/15/14	128,007	128,151	144
HSBC	EU Euro	21,736	Buy	05/15/14	29,441	29,943	502
HSBC	EU Euro	50,072	Buy	05/15/14	67,673	68,976	1,303
HSBC	EU Euro	52,637	Buy	05/15/14	71,144	72,509	1,365
HSBC	EU Euro	12,488	Buy	05/15/14	17,032	17,202	170
HSBC	EU Euro	41,410	Buy	07/17/14	57,614	57,042	(572)
HSBC	British Pound	34,067	Buy	08/19/14	56,179	56,733	554
HSBC	British Pound	159,230	Buy	08/19/14	264,794	265,174	380
HSBC	British Pound	83,896	Buy	08/19/14	139,375	139,716	341
State Street Bank	EU Euro	52,637	Buy	05/15/14	71,107	72,509	1,402
State Street Bank	British Pound	45,193	Buy	08/19/14	74,567	75,262	695
State Street Bank	British Pound	69,061	Buy	08/19/14	114,599	115,011	412
State Street Bank	British Pound	159,231	Buy	08/19/14	264,608	265,175	567
State Street Bank	British Pound	576,158	Buy	08/19/14	957,395	959,504	2,109
State Street Bank	British Pound	419,482	Buy	08/19/14	697,517	698,585	1,068
							$18,583

Bank of America	EU Euro	136,487	Sell	05/15/14	$186,147	$188,016	$(1,869)
Bank of America	EU Euro	86,170	Sell	05/15/14	117,319	118,703	(1,384)
Bank of America	EU Euro	48,093	Sell	05/15/14	65,784	66,250	(466)
Bank of America	EU Euro	43,989	Sell	05/15/14	60,086	60,596	(510)
Bank of America	EU Euro	82,772	Sell	05/15/14	114,124	114,022	102
Bank of America	EU Euro	37,214	Sell	05/15/14	51,578	51,264	314
Bank of America	EU Euro	31,516	Sell	05/15/14	43,147	43,415	(268)
Bank of America	Swiss Franc	22,400	Sell	08/12/14	25,370	25,368	2
Bank of America	EU Euro	32,847	Sell	05/15/14	44,887	45,248	(361)
Bank of America	EU Euro	30,000	Sell	05/15/14	41,128	41,326	(198)
Bank of America	EU Euro	32,938	Sell	07/17/14	45,242	45,372	(130)
Bank of America	Swiss Franc	111,500	Sell	08/12/14	127,911	126,271	1,640
Bank of America	Swiss Franc	48,600	Sell	08/12/14	55,568	55,039	529
Bank of America	EU Euro	23,313	Sell	07/17/14	31,940	32,113	(173)
Bank of America	Swiss Franc	68,770	Sell	08/12/14	78,397	77,880	517
Bank of America	EU Euro	20,206	Sell	07/17/14	27,448	27,834	(386)
Bank of America	Swiss Franc	67,455	Sell	08/12/14	76,940	76,391	549
Bank of America	British Pound	85,838	Sell	08/19/14	143,331	142,951	380
Bank of America	EU Euro	5,934,035	Sell	05/15/14	7,978,132	8,174,356	(196,224)
Bank of America	EU Euro	32,649	Sell	05/19/14	44,214	44,974	(760)
Bank of America	EU Euro	72,166	Sell	07/17/14	98,409	99,407	(998)
Bank of America	British Pound	40,269	Sell	08/19/14	67,078	67,062	16
Bank of America	EU Euro	9,432,899	Sell	07/17/14	12,826,054	12,993,658	(167,604)
Bank of America	British Pound	6,309,737	Sell	08/19/14	10,541,046	10,507,926	33,120
Bank of America	South Korean Won	184,070,788	Sell	08/12/14	171,268	172,121	(853)
Bank of America	South Korean Won	147,741,250	Sell	08/12/14	138,089	138,150	(61)
Bank of America	South Korean Won	340,805,798	Sell	08/12/14	317,486	318,681	(1,195)
Bank of America	South Korean Won	342,304,334	Sell	08/12/14	317,486	320,083	(2,597)
Bank of America	South Korean Won	304,504,669	Sell	08/12/14	280,908	284,737	(3,829)
Barclays Bank PLC	EU Euro	411,497	Sell	05/15/14	558,728	566,852	(8,124)

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	43,085	Sell	05/15/14	$58,712	$59,351	$(639)
Barclays Bank PLC	EU Euro	46,488	Sell	05/15/14	63,235	64,039	(804)
Barclays Bank PLC	EU Euro	48,093	Sell	05/15/14	65,808	66,250	(442)
Barclays Bank PLC	EU Euro	22,530	Sell	05/15/14	30,796	31,035	(239)
Barclays Bank PLC	EU Euro	41,385	Sell	05/15/14	57,029	57,009	20
Barclays Bank PLC	EU Euro	60,000	Sell	05/15/14	82,196	82,652	(456)
Barclays Bank PLC	Swiss Franc	85,100	Sell	08/12/14	97,781	96,373	1,408
Barclays Bank PLC	Swiss Franc	24,640	Sell	08/12/14	28,193	27,904	289
Barclays Bank PLC	EU Euro	20,818	Sell	07/17/14	28,270	28,677	(407)
Barclays Bank PLC	British Pound	178,830	Sell	08/19/14	298,314	297,815	499
Barclays Bank PLC	British Pound	12,967,759	Sell	08/19/14	21,656,158	21,595,870	60,288
Barclays Bank PLC	British Pound	130,143	Sell	08/19/14	217,531	216,734	797
Barclays Bank PLC	British Pound	167,580	Sell	08/19/14	278,590	279,079	(489)
Credit Suisse Group AG	South Korean Won	73,360,000	Sell	08/12/14	68,115	68,598	(483)
Credit Suisse Group AG	South Korean Won	40,358,257	Sell	08/12/14	37,300	37,739	(439)
Credit Suisse Group AG	South Korean Won	45,537,074	Sell	08/12/14	42,164	42,581	(417)
Credit Suisse Group AG	British Pound	40,269	Sell	08/19/14	67,084	67,062	22
Credit Suisse Group AG	South Korean Won	554,252,356	Sell	08/12/14	517,833	518,272	(439)
Credit Suisse Group AG	South Korean Won	378,983,539	Sell	08/12/14	352,763	354,381	(1,618)
Credit Suisse Group AG	South Korean Won	189,477,659	Sell	08/12/14	176,381	177,177	(796)
Credit Suisse Group AG	South Korean Won	378,489,672	Sell	08/12/14	352,763	353,920	(1,157)
Credit Suisse Group AG	South Korean Won	1,292,993,783	Sell	08/12/14	1,199,393	1,209,056	(9,663)
Credit Suisse Group AG	South Korean Won	152,252,335	Sell	08/12/14	140,454	142,368	(1,914)
HSBC	South Korean Won	98,247,790	Sell	08/12/14	91,243	91,870	(627)
HSBC	South Korean Won	65,663,442	Sell	08/12/14	61,082	61,400	(318)
HSBC	South Korean Won	62,595,708	Sell	08/12/14	58,392	58,533	(141)
HSBC	South Korean Won	740,350,951	Sell	08/12/14	691,807	692,290	(483)
HSBC	South Korean Won	36,055,437	Sell	08/12/14	33,703	33,715	(12)
HSBC	South Korean Won	281,721,089	Sell	08/12/14	262,273	263,432	(1,159)
HSBC	South Korean Won	719,598,233	Sell	08/12/14	670,360	672,884	(2,524)
HSBC	South Korean Won	515,613,004	Sell	08/12/14	478,496	482,141	(3,645)
HSBC	South Korean Won	136,967,386	Sell	08/12/14	126,295	128,075	(1,780)
HSBC	South Korean Won	132,704,154	Sell	08/12/14	122,404	124,090	(1,686)
HSBC	EU Euro	229,888	Sell	05/15/14	311,687	316,680	(4,993)
HSBC	EU Euro	52,394	Sell	05/15/14	71,650	72,174	(524)
HSBC	EU Euro	48,093	Sell	05/15/14	65,784	66,250	(466)
HSBC	EU Euro	52,045	Sell	05/15/14	71,089	71,694	(605)
HSBC	EU Euro	65,385	Sell	05/15/14	89,304	90,071	(767)
HSBC	EU Euro	41,386	Sell	05/15/14	57,126	57,010	116
HSBC	EU Euro	37,213	Sell	05/15/14	51,571	51,263	308
HSBC	EU Euro	23,407	Sell	05/15/14	32,048	32,244	(196)
HSBC	EU Euro	30,000	Sell	05/15/14	41,113	41,326	(213)
HSBC	EU Euro	65,875	Sell	07/17/14	90,498	90,741	(243)
HSBC	EU Euro	13,598	Sell	07/17/14	18,711	18,731	(20)
HSBC	EU Euro	102,654	Sell	07/17/14	141,274	141,404	(130)
HSBC	EU Euro	22,102	Sell	07/17/14	30,307	30,445	(138)
HSBC	EU Euro	152,327	Sell	07/17/14	208,387	209,828	(1,441)
HSBC	Swiss Franc	7,337	Sell	08/12/14	8,372	8,309	63
HSBC	EU Euro	84,790	Sell	07/17/14	115,711	116,797	(1,086)
HSBC	EU Euro	229,298	Sell	07/17/14	311,487	315,853	(4,366)
HSBC	British Pound	9,725,819	Sell	08/19/14	16,246,008	16,196,902	49,106
HSBC	South Korean Won	101,488,399	Sell	08/12/14	94,285	94,900	(615)
State Street Bank	EU Euro	136,488	Sell	05/15/14	186,048	188,017	(1,969)
State Street Bank	EU Euro	86,170	Sell	05/15/14	117,448	118,702	(1,254)
State Street Bank	EU Euro	48,093	Sell	05/15/14	65,807	66,250	(443)
State Street Bank	EU Euro	52,045	Sell	05/15/14	71,011	71,694	(683)

PORTFOLIO OF INVESTMENTS
VY Franklin Mutual Shares Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Swiss Franc	36,900	Sell	08/12/14	$41,715	$41,789	$(74)
State Street Bank	Swiss Franc	88,800	Sell	08/12/14	100,814	100,564	250
State Street Bank	EU Euro	30,000	Sell	05/15/14	41,114	41,326	(212)
State Street Bank	Swiss Franc	19,600	Sell	08/12/14	22,210	22,196	14
State Street Bank	Swiss Franc	15,100	Sell	08/12/14	17,282	17,100	182
State Street Bank	EU Euro	22,103	Sell	07/17/14	30,261	30,447	(186)
State Street Bank	British Pound	43,187	Sell	08/19/14	71,934	71,922	12
							$(290,848)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$181,225
Total Asset Derivatives		$181,225

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$453,490
Total Liability Derivatives		$453,490

The following is a summary by counterparty of the fair value of OTC derivative instruments at March 31, 2014:

	Bank of America	Barclays Bank PLC	Credit Suisse Group AG	Deutsche Bank AG	HSBC	State Street Bank	Totals
Assets:
Forward foreign currency contracts	$48,156	$68,364	$922	$-	$57,072	$6,711	$181,225
Total Assets	48,156	68,364	922	-	57,072	6,711	181,225

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$388,299	$14,694	$16,926	$-	$28,750	$4,821	$453,490
Total Liabilities	388,299	14,694	16,926	-	28,750	4,821	453,490

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-	$-	$-	$-

(1) At March 31, 2014, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

VY Franklin Templeton Founding Strategy	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
26,921,668	VY Franklin Income Portfolio - Class I	$317,944,893	33.0
28,783,087	VY Franklin Mutual Shares Portfolio - Class I	321,794,910	33.4
19,629,165	VY Templeton Global Growth Portfolio - Class I	323,488,641	33.6
	Total Investments in Affiliated Investment Companies
	(Cost $664,799,049)	$963,228,444	100.0
	Liabilities in Excess of Other Assets	(326,988)	–
	Net Assets	$962,901,456	100.0

Cost for federal income tax purposes is $771,459,520.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$191,768,924
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$191,768,924

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Affiliated Investment Companies	$963,228,444	$–	$–	$963,228,444
Total Investments, at fair value	$963,228,444	$–	$–	$963,228,444

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY Franklin Income Portfolio - Class I	$313,918,450	$4,147,943	$(12,315,852)	$12,194,352	$317,944,893	$-	$1,696,257	$-
VY Franklin Mutual Shares Portfolio - Class I	315,953,067	5,606,138	(5,864,417)	6,100,122	321,794,910	-	1,346,488	-
VY Templeton Global Growth Portfolio - Class I	318,524,955	6,682,073	(7,744,999)	6,026,612	323,488,641	-	2,995,055	-
	$948,396,472	$16,436,154	$(25,925,268)	$24,321,086	$963,228,444	$-	$6,037,800	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
VY Invesco Growth and Income Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 11.1%
154,787		Abercrombie & Fitch Co.	$5,959,300	0.9
140,964		ADT Corp.	4,221,872	0.6
252,867		Carnival Corp.	9,573,545	1.5
239,090		Comcast Corp. – Class A	11,959,282	1.8
228,353		General Motors Co.	7,859,910	1.2
129,534	L	Thomson Reuters Corp.	4,427,942	0.7
69,413		Time Warner Cable, Inc.	9,522,075	1.5
59,465		Time Warner, Inc.	3,884,848	0.6
173,870		Viacom - Class B	14,777,211	2.3
			72,185,985	11.1

		Consumer Staples: 7.3%
168,158		Archer-Daniels-Midland Co.	7,296,376	1.1
739,383		Avon Products, Inc.	10,824,567	1.7
335,833		Mondelez International, Inc.	11,603,030	1.8
125,139		Procter & Gamble Co.	10,086,203	1.5
89,842		Sysco Corp.	3,245,991	0.5
105,499		Unilever NV ADR	4,338,119	0.7
			47,394,286	7.3

		Energy: 10.2%
77,187		Anadarko Petroleum Corp.	6,542,370	1.0
79,517		Apache Corp.	6,595,935	1.0
150,611		Baker Hughes, Inc.	9,792,727	1.5
229,957		Canadian Natural Resources Ltd.	8,813,458	1.3
64,859		Halliburton Co.	3,819,547	0.6
79,636		Occidental Petroleum Corp.	7,588,515	1.2
349,862		Royal Dutch Shell PLC - Class A	12,783,102	2.0
160,921		Total S.A.	10,592,614	1.6
			66,528,268	10.2

		Financials: 27.6%
71,141	@	Aon PLC	5,995,764	0.9
382,151		Bank of America Corp.	6,572,997	1.0
181,305		BB&T Corp.	7,283,022	1.1
417,846		Charles Schwab Corp.	11,419,731	1.7
44,739		Chubb Corp.	3,995,193	0.6
474,131		Citigroup, Inc.	22,568,636	3.5
60,736		CME Group, Inc.	4,495,071	0.7
147,994		Comerica, Inc.	7,666,089	1.2
256,239		Fifth Third Bancorp.	5,880,685	0.9
34,521		Goldman Sachs Group, Inc.	5,656,266	0.9
496,830		JPMorgan Chase & Co.	30,162,549	4.6
250,733		Marsh & McLennan Cos., Inc.	12,361,137	1.9
492,769		Morgan Stanley	15,359,610	2.4
104,464		Northern Trust Corp.	6,848,660	1.0
152,520		PNC Financial Services Group, Inc.	13,269,240	2.0
64,489		Santander Consumer USA Holdings, Inc.	1,552,895	0.2
92,491		State Street Corp.	6,432,749	1.0
166,776		Wells Fargo & Co.	8,295,438	1.3
99,148	@	Willis Group Holdings PLC	4,375,401	0.7
			180,191,133	27.6

		Health Care: 13.1%
89,495		Amgen, Inc.	11,038,313	1.7
115,089		Bristol-Myers Squibb Co.	5,978,873	0.9
63,442		Cigna Corp.	5,311,999	0.8
109,470		Eli Lilly & Co.	6,443,404	1.0
173,105		Medtronic, Inc.	10,652,882	1.6
221,019		Merck & Co., Inc.	12,547,249	1.9
9,171		Novartis AG ADR	779,718	0.1
103,755		Novartis AG	8,809,622	1.3
201,174		Pfizer, Inc.	6,461,709	1.0
52,807		Teva Pharmaceutical Industries Ltd. ADR	2,790,322	0.4
83,087		UnitedHealth Group, Inc.	6,812,303	1.1
81,778		WellPoint, Inc.	8,141,000	1.3
			85,767,394	13.1

		Industrials: 7.3%
35,429	@	Allegion Public Ltd.	1,848,331	0.3
77,839		Caterpillar, Inc.	7,734,861	1.2
206,640		CSX Corp.	5,986,361	0.9
52,571		General Dynamics Corp.	5,726,033	0.9
548,879		General Electric Co.	14,210,477	2.1
77,931	@	Ingersoll-Rand PLC - Class A	4,460,771	0.7
181,802	@	Tyco International Ltd.	7,708,405	1.2
			47,675,239	7.3

		Information Technology: 13.1%
203,112	@	Adobe Systems, Inc.	13,352,583	2.1
186,803	@	Amdocs Ltd.	8,678,868	1.3
725,533		Applied Materials, Inc.	14,815,384	2.3
85,625		Broadcom Corp.	2,695,475	0.4
417,078		Corning, Inc.	8,683,564	1.3
262,325	@	eBay, Inc.	14,490,833	2.2
186,593		Microsoft Corp.	7,648,447	1.2
376,821		Symantec Corp.	7,525,115	1.2
154,781		Texas Instruments, Inc.	7,297,924	1.1
			85,188,193	13.1

		Materials: 2.6%
170,985		Dow Chemical Co.	8,308,161	1.3
125,354		Freeport-McMoRan Copper & Gold, Inc.	4,145,457	0.6
23,145		PPG Industries, Inc.	4,477,632	0.7
			16,931,250	2.6

		Telecommunication Services: 2.5%
76,334		France Telecom SA	1,127,593	0.2
261,807	@	Koninklijke KPN NV	924,205	0.1
724,259		Telecom Italia S.p.A.	856,039	0.1

PORTFOLIO OF INVESTMENTS
VY Invesco Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
69,804	Telefonica S.A.	$1,106,172	0.2
139,680	Verizon Communications, Inc.	6,644,577	1.0
161,417	@ Vodafone Group PLC ADR	5,941,760	0.9
		16,600,346	2.5

	Utilities: 2.7%
60,703	Edison International	3,436,397	0.5
98,519	Pacific Gas & Electric Co.	4,256,021	0.7
229,339	Pepco Holdings, Inc.	4,696,862	0.7
100,167	Pinnacle West Capital Corp.	5,475,128	0.8
		17,864,408	2.7

	Total Common Stock
	(Cost $442,576,737)	636,326,502	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc(1): 0.4%
564,649	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $564,650, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $575,943, due 01/31/16-11/01/43)	564,649	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.2
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.1
		2,564,649	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
12,136,915	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $12,136,915)	12,136,915	1.9

	Total Short-Term Investments
	(Cost $14,701,564)	14,701,564	2.3

	Total Investments in Securities (Cost $457,278,301)	$651,028,066	99.8
	Assets in Excess of Other Liabilities	1,625,752	0.2
	Net Assets	$652,653,818	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $458,471,932.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$202,191,108
Gross Unrealized Depreciation	(9,634,974)

Net Unrealized Appreciation	$192,556,134

PORTFOLIO OF INVESTMENTS
VY Invesco Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$72,185,985	$–	$–	$72,185,985
Consumer Staples	47,394,286	–	–	47,394,286
Energy	43,152,552	23,375,716	–	66,528,268
Financials	180,191,133	–	–	180,191,133
Health Care	76,957,772	8,809,622	–	85,767,394
Industrials	47,675,239	–	–	47,675,239
Information Technology	85,188,193	–	–	85,188,193
Materials	16,931,250	–	–	16,931,250
Telecommunication Services	12,586,337	4,014,009	–	16,600,346
Utilities	17,864,408	–	–	17,864,408
Total Common Stock	600,127,155	36,199,347	–	636,326,502
Short-Term Investments	12,136,915	2,564,649	–	14,701,564
Total Investments, at fair value	$612,264,070	$38,763,996	$–	$651,028,066
Other Financial Instruments+
Forward Foreign Currency Contracts	–	202,960	–	202,960
Total Assets	$612,264,070	$38,966,956	$–	$651,231,026
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(71,683)	$–	$(71,683)
Total Liabilities	$–	$(71,683)	$–	$(71,683)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	Swiss Franc	3,120,373	Sell	04/25/14	$3,567,669	$3,530,277	$37,392
The Bank of New York Mellon Corp.	EU Euro	4,716,997	Sell	04/25/14	6,558,583	6,498,061	60,522
The Bank of New York Mellon Corp.	Canadian Dollar	5,019,294	Sell	04/25/14	4,538,318	4,537,870	448
The Bank of New York Mellon Corp.	British Pound	5,200,715	Sell	04/25/14	8,625,646	8,668,875	(43,229)
State Street Bank	British Pound	3,335,309	Sell	04/25/14	5,532,144	5,559,500	(27,356)
State Street Bank	EU Euro	5,392,175	Sell	04/25/14	7,496,822	7,428,176	68,646
State Street Bank	Canadian Dollar	5,721,116	Sell	04/25/14	5,171,280	5,172,378	(1,098)
State Street Bank	Swiss Franc	3,092,877	Sell	04/25/14	3,535,121	3,499,169	35,952
							$131,277

PORTFOLIO OF INVESTMENTS
VY Invesco Growth and Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$202,960
Total Asset Derivatives		$202,960

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$71,683
Total Liability Derivatives		$71,683

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	State Street Bank	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$104,598	$98,362	$202,960
Total Assets	$104,598	$98,362	$202,960

Liabilities:
Forward foreign currency contracts	$28,454	$43,229	$71,683
Total Liabilities	$28,454	$43,229	$71,683

Net OTC derivative instruments by counterparty, at fair value	$76,144	$55,133	$131,277

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$76,144	$55,133	$131,277

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY JPMorgan Emerging Markets Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 0.7%
636,800		Oil Search Ltd.	$4,998,490	0.7

		Brazil: 9.4%
1,086,855		AMBEV SA ADR	8,053,595	1.1
1,159,540		CCR SA	8,835,807	1.3
280,253		Cielo SA	8,885,589	1.3
500,592		Itau Unibanco Holding S.A.	7,465,859	1.1
210,710		Lojas Renner SA	5,966,557	0.8
318,000		Marcopolo SA	609,652	0.1
456,090		Ultrapar Participacoes SA	10,965,055	1.6
729,251		Vale SA ADR	9,079,175	1.3
382,660		Weg S.A.	5,339,363	0.8
			65,200,652	9.4

		China: 6.7%
56,700	@	Baidu.com ADR	8,639,946	1.3
2,769,500		China Shenhua Energy Co., Ltd.	8,019,132	1.2
5,034,000		CNOOC Ltd.	7,621,591	1.1
9,430,000		Geely Automobile Holdings Ltd.	3,717,841	0.5
5,663,000	L	Sun Art Retail Group Ltd.	7,118,449	1.0
83,700		Tencent Holdings Ltd.	5,842,276	0.8
764,000		Tsingtao Brewery Co., Ltd.	5,604,255	0.8
			46,563,490	6.7

		Colombia: 0.8%
313,700		Pacific Rubiales Energy Corp.	5,649,721	0.8

		Hong Kong: 3.9%
3,427,200		AIA Group Ltd.	16,300,277	2.3
172,000	@	Jardine Matheson Holdings Ltd.	10,870,400	1.6
			27,170,677	3.9

		India: 17.3%
358,676		ACC Ltd.	8,413,846	1.2
1,146,324		Ambuja Cements Ltd.	3,889,617	0.5
423,680		Asian Paints Ltd.	3,890,634	0.6
520,220		HDFC Bank Ltd. ADR	21,344,627	3.1
1,194,685		Housing Development Finance Corp.	17,704,579	2.5
184,934		Infosys Ltd. ADR	10,019,724	1.4
2,745,790		ITC Ltd.	16,241,577	2.3
362,240		Kotak Mahindra Bank Ltd.	4,747,165	0.7
328,080		Larsen & Toubro Ltd.	7,001,898	1.0
951,010		Mahindra & Mahindra Financial Services Ltd.	4,022,981	0.6
409,780		Mahindra & Mahindra Ltd.	6,739,872	1.0
464,936		Tata Consultancy Services Ltd.	16,612,551	2.4
			120,629,071	17.3
		Indonesia: 4.5%
18,299,600		Astra International Tbk PT	11,969,864	1.7
11,669,200	@	Bank Rakyat Indonesia	9,920,917	1.5
6,487,600		Semen Gresik Persero Tbk PT	9,119,719	1.3
			31,010,500	4.5

		Italy: 1.6%
257,157		Tenaris S.A. ADR	11,379,197	1.6

		Macau: 2.4%
1,155,200		Sands China Ltd.	8,663,932	1.3
1,869,600		Wynn Macau Ltd.	7,781,620	1.1
			16,445,552	2.4

		Malaysia: 0.9%
1,118,300		Public Bank BHD	6,566,834	0.9

		Mexico: 2.3%
2,173,400		Fibra Uno Administracion SA de CV	7,031,857	1.0
679,764		Grupo Financiero Banorte	4,597,018	0.6
897,440		Infraestructura Energetica Nova SAB de CV	4,649,599	0.7
			16,278,474	2.3

		Panama: 0.8%
37,000	@	Copa Holdings S.A.	5,372,030	0.8

		Peru: 1.5%
73,280	@	Credicorp Ltd.	10,106,778	1.5

		Poland: 0.5%
258,873		Eurocash SA	3,421,676	0.5

		Russia: 5.7%
146,400		Eurasia Drilling Co. Ltd. GDR	3,752,232	0.5
332,199		Globaltrans Investment PLC GDR	3,833,576	0.6
122,700		Lukoil OAO ADR	6,824,346	1.0
145,430		Magnit OJSC GDR	7,963,277	1.1
1,394,320		Mobile Telesystems OJSC	10,762,683	1.5
2,764,906		Sberbank	6,615,843	1.0
			39,751,957	5.7

		South Africa: 13.9%
185,000		African Rainbow Minerals Ltd.	3,659,522	0.5
548,400		Bidvest Group Ltd.	14,489,657	2.1
171,761	L	Capitec Bank Holdings Ltd.	3,173,654	0.5
3,078,290	L	FirstRand Ltd.	10,554,565	1.5
182,920		Imperial Holdings Ltd.	3,271,593	0.5
318,132	L	Massmart Holdings Ltd.	4,145,598	0.6
529,100		Mr Price Group Ltd.	7,908,080	1.1
747,142		MTN Group Ltd.	15,291,725	2.2

VY JPMorgan Emerging Markets Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
633,694		Remgro Ltd.	12,326,161	1.8
753,319	L	Shoprite Holdings Ltd.	11,367,750	1.6
1,517,700		Woolworths Holdings Ltd./South Africa	10,561,854	1.5
			96,750,159	13.9

		South Korea: 6.0%
23,504		Hyundai Mobis	6,973,608	1.0
52,347		Hyundai Motor Co.	12,377,516	1.8
149,400		Kia Motors Corp.	8,348,771	1.2
11,091		Samsung Electronics Co., Ltd.	14,020,945	2.0
			41,720,840	6.0

		Taiwan: 5.4%
1,642,200		Delta Electronics, Inc.	10,170,537	1.5
1,305,000		President Chain Store Corp.	9,206,970	1.3
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	5,902,693	0.8
625,341		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,519,327	1.8
			37,799,527	5.4

		Thailand: 6.3%
1,021,800		Advanced Info Service PCL	7,136,206	1.0
1,725,200		Kasikornbank PCL	9,493,830	1.4
533,100	@	Siam Cement PCL	6,886,172	1.0
1,862,400		Siam Commercial Bank PCL	9,065,384	1.3
3,108,800		Total Access Communication PCL	11,192,876	1.6
			43,774,468	6.3

		Turkey: 3.8%
357,000		Ford Otomotiv Sanayi A/S	3,641,192	0.5
2,221,675		KOC Holding AS	9,365,673	1.3
738,599		TAV Havalimanlari Holding AS	5,944,171	0.9
2,196,054		Turkiye Garanti Bankasi A/S	7,506,278	1.1
			26,457,314	3.8

		United Kingdom: 3.7%
260,429		Anglo American PLC	6,655,147	1.0
254,310		SABMiller PLC	12,715,990	1.8
313,110		Standard Chartered PLC	6,547,281	0.9
			25,918,418	3.7

		Total Common Stock
		(Cost $609,145,239)	682,965,825	98.1

PREFERRED STOCK: 0.4%
		Brazil: 0.4%
1,154,320		Marcopolo SA	$2,314,745	0.4

		Total Preferred Stock
		(Cost $3,578,346)	2,314,745	0.4

		Total Long-Term Investments
		(Cost $612,723,585)	685,280,570	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc(1): 4.5%
4,084,240	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $4,084,248, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $4,165,933, due 01/31/16-11/01/43)	4,084,240	0.6
7,504,561	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $7,504,580, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $7,654,652, due 04/03/14-02/15/41)	7,504,561	1.1
7,504,561	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $7,504,586, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,654,652, due 03/27/17-03/01/48)	7,504,561	1.0

VY JPMorgan Emerging Markets Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
5,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $5,000,010, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $5,100,001, due 06/30/17)	$5,000,000	0.7
7,504,561	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $7,504,582, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $7,654,652, due 04/01/14-05/01/47)	7,504,561	1.1
		31,597,923	4.5

	Total Short-Term Investments
	(Cost $31,597,923)	31,597,923	4.5

	Total Investments in Securities (Cost $644,321,508)	$716,878,493	103.0
	Liabilities in Excess of Other Assets	(20,757,865)	(3.0)
	Net Assets	$696,120,628	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $646,748,161.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$104,830,029
Gross Unrealized Depreciation	(34,699,697)

Net Unrealized Appreciation	$70,130,332

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Consumer Discretionary	14.0
Information Technology	13.3
Consumer Staples	12.1
Industrials	10.9
Energy	8.5
Materials	7.4
Telecommunication Services	6.3
Utilities	0.7
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

VY JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,998,490	$–	$4,998,490
Brazil	65,200,652	–	–	65,200,652
China	15,758,395	30,805,095	–	46,563,490
Colombia	5,649,721	–	–	5,649,721
Hong Kong	10,870,400	16,300,277	–	27,170,677
India	31,364,351	89,264,720	–	120,629,071
Indonesia	–	31,010,500	–	31,010,500
Italy	11,379,197	–	–	11,379,197
Macau	–	16,445,552	–	16,445,552
Malaysia	–	6,566,834	–	6,566,834
Mexico	16,278,474	–	–	16,278,474
Panama	5,372,030	–	–	5,372,030
Peru	10,106,778	–	–	10,106,778
Poland	–	3,421,676	–	3,421,676
Russia	7,585,808	32,166,149	–	39,751,957
South Africa	–	96,750,159	–	96,750,159
South Korea	–	41,720,840	–	41,720,840
Taiwan	12,519,327	25,280,200	–	37,799,527
Thailand	–	43,774,468	–	43,774,468
Turkey	–	26,457,314	–	26,457,314
United Kingdom	–	25,918,418	–	25,918,418
Total Common Stock	192,085,133	490,880,692	–	682,965,825
Preferred Stock	2,314,745	–	–	2,314,745
Short-Term Investments	–	31,597,923	–	31,597,923
Total Investments, at fair value	$194,399,878	$522,478,615	$–	$716,878,493

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Basic Materials: 0.4%
35,800	@	Resolute Forest Products	$719,222	0.1
22,800		Rock-Tenn Co.	2,406,996	0.3
			3,126,218	0.4

		Consumer Discretionary: 16.3%
49,600		2U, Inc.	677,040	0.1
140,693		Allison Transmission Holdings, Inc.	4,212,348	0.5
9,700		AMC Entertainment Holdings, Inc.	235,225	0.0
336,918		American Eagle Outfitters	4,123,876	0.5
62,974		Ascent Capital Group, Inc.	4,757,686	0.6
11,400	@	Barnes & Noble, Inc.	238,424	0.0
150,801		Brinker International, Inc.	7,909,512	1.0
67,500		Brown Shoe Co., Inc.	1,791,450	0.2
59,727		Brunswick Corp.	2,705,036	0.3
5,800		Capella Education Co.	366,270	0.1
43,600		Cato Corp.	1,178,944	0.2
254,817		Chico's FAS, Inc.	4,084,717	0.5
5,800		Childrens Place Retail Stores, Inc.	288,898	0.0
187,691		Cinemark Holdings, Inc.	5,444,916	0.7
81,000		Cooper Tire & Rubber Co.	1,968,300	0.3
12,500		Core-Mark Holding Co., Inc.	907,500	0.1
41,400	@	Corinthian Colleges, Inc.	57,132	0.0
9,500		Coupons.com, Inc.	234,175	0.0
23,775		Cracker Barrel Old Country Store	2,311,881	0.3
227,739	@	CROCS, Inc.	3,552,728	0.5
187,650		Dana Holding Corp.	4,366,616	0.6
19,200		Destination Maternity Corp.	526,080	0.1
27,100		Dillard's, Inc.	2,504,040	0.3
45,314		Drew Industries, Inc.	2,456,019	0.3
21,100		Einstein Noah Restaurant Group, Inc.	347,306	0.1
21,100	@	Entercom Communications Corp.	212,477	0.0
154,200	@	EW Scripps Co.	2,732,424	0.3
156,900	@	Express, Inc.	2,491,572	0.3
4,870		FTD Cos, Inc.	154,915	0.0
48,600	@	G-III Apparel Group Ltd.	3,478,788	0.4
46,900	@	Gray Television, Inc.	486,353	0.1
60,000	@	Helen of Troy Ltd.	4,153,800	0.5
142,648	@	Iconix Brand Group, Inc.	5,601,787	0.7
21,200	L	Intrawest Resorts Holdings, Inc.	276,448	0.0
11,600	@,L	ITT Educational Services, Inc.	332,688	0.0
38,500	@	Jack in the Box, Inc.	2,269,190	0.3
173,924	@	Jarden Corp.	10,405,873	1.3
6,300		Johnson Outdoors, Inc.	160,146	0.0
54,400	@	Journal Communications, Inc.	481,984	0.1
43,200		KB Home	733,968	0.1
8,800	@	Libbey, Inc.	228,800	0.0
30,400		Lifetime Brands, Inc.	542,944	0.1
43,200		Lithia Motors, Inc.	2,871,072	0.4
7,600		Live Nation, Inc.	165,300	0.0
82,400		Malibu Boats, Inc.	1,830,928	0.2
99,500	@	Monarch Casino & Resort, Inc.	1,843,735	0.2
39,509		Morningstar, Inc.	3,122,001	0.4
6,200		Nacco Industries, Inc.	336,102	0.0
269,698		National CineMedia, Inc.	4,045,470	0.5
8,900	@	Nautilus, Inc.	85,456	0.0
423,250	@	Office Depot, Inc.	1,748,023	0.2
8,700	L	Outerwall, Inc.	630,750	0.1
65,618		Papa John's International, Inc.	3,419,354	0.4
96,048		Pool Corp.	5,889,663	0.7
474,849	@	Quiksilver, Inc.	3,566,116	0.5
8,900		RG Barry Corp.	168,032	0.0
113,108		Ruth's Hospitality Group, Inc.	1,367,476	0.2
10,300		Sinclair Broadcast Group, Inc.	279,027	0.0
16,700	@	Skullcandy, Inc.	152,926	0.0
73,200	@	Sonic Corp.	1,668,228	0.2
17,400		Standard Motor Products, Inc.	622,398	0.1
35,400		Stoneridge, Inc.	397,542	0.1
5,200	@	Systemax, Inc.	77,532	0.0
132,400		Tower International, Inc.	3,603,928	0.5
6,900		Trans World Entertainment	25,047	0.0
22,700	@	Universal Electronics, Inc.	871,453	0.1
5,780		VOXX International Corp.	79,070	0.0
			130,856,905	16.3

		Consumer Staples: 4.1%
75,900		Andersons, Inc.	4,496,316	0.6
234,400	@	Chiquita Brands International, Inc.	2,918,280	0.4
4,100		Coca-Cola Bottling Co. Consolidated	348,418	0.0
50,904		J&J Snack Foods Corp.	4,885,257	0.6
116,700		Pilgrim's Pride Corp.	2,441,364	0.3
33,343		Pinnacle Foods, Inc.	995,622	0.1
17,400	@	Revlon, Inc. - Class A	444,570	0.1
797,700	@	Rite Aid Corp.	5,001,579	0.6
136,200	L	Roundy's, Inc.	937,056	0.1
10,600		Sanderson Farms, Inc.	831,994	0.1
121,820		Spartan Stores, Inc.	2,827,442	0.4
67,443		Spectrum Brands Holdings, Inc.	5,375,207	0.7
13,700	@,L	USANA Health Sciences, Inc.	1,032,158	0.1

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,400		Village Super Market	$168,960	0.0
			32,704,223	4.1

		Energy: 5.2%
7,600		Alon USA Energy, Inc.	113,544	0.0
94,039	L	Approach Resources, Inc.	1,966,356	0.2
35,700		C&J Energy Services, Inc.	1,041,012	0.1
42,375		Cimarex Energy Co.	5,047,286	0.6
31,400		Dawson Geophysical Co.	879,514	0.1
44,300		Delek US Holdings, Inc.	1,286,472	0.2
15,300	L	Energy XXI Bermuda Ltd.	360,621	0.0
6,300		EPL Oil & Gas, Inc.	243,180	0.0
30,900		Equal Energy Ltd.	141,522	0.0
39,200		Forum Energy Technologies, Inc.	1,214,416	0.1
245,000	@	Gastar Exploration, Inc.	1,340,150	0.2
12,100		Gulfmark Offshore, Inc.	543,774	0.1
39,700	@	Helix Energy Solutions Group, Inc.	912,306	0.1
43,500	@	Matrix Service Co.	1,469,430	0.2
157,991		Patterson-UTI Energy, Inc.	5,005,155	0.6
176,500		Renewable Energy Group, Inc.	2,114,470	0.3
335,244		Resolute Energy Corp.	2,413,757	0.3
7,900	@	Rex Stores Corp.	450,695	0.1
52,100		Rice Energy, Inc.	1,374,919	0.2
61,700		RSP Permian, Inc.	1,782,513	0.2
6,400		SemGroup Corp.	420,352	0.1
19,100		Stone Energy Corp.	801,627	0.1
41,746		Superior Energy Services	1,284,107	0.2
77,100	@	Tesco Corp.	1,426,350	0.2
88,376		Tidewater, Inc.	4,296,841	0.5
410,900		Warren Resources, Inc.	1,972,320	0.2
43,600	L	Western Refining, Inc.	1,682,960	0.2
2,607	@	Westmoreland Coal Co.	77,636	0.0
9,400		World Fuel Services Corp.	414,540	0.1
			42,077,825	5.2

		Financials: 20.8%
3,200		Agree Realty Corp.	97,312	0.0
14,377		American Campus Communities, Inc.	536,981	0.1
128,900		American Equity Investment Life Holding Co.	3,044,618	0.4
307,700		Anworth Mortgage Asset Corp.	1,526,192	0.2
13,180		Ashford Hospitality Prime, Inc.	199,281	0.0
65,800		Ashford Hospitality Trust, Inc.	741,566	0.1
23,900	@	Aspen Insurance Holdings Ltd.	948,830	0.1
471,533		Associated Banc-Corp.	8,515,886	1.1
43,200		BBCN Bancorp, Inc.	740,448	0.1
198,550		BGC Partners, Inc.	1,298,517	0.2
11,400		Banco Latinoamericano de Comercio Exterior SA	301,074	0.0
9,600		BNC Bancorp	166,368	0.0
7,500		BofI Holding, Inc.	643,125	0.1
4,400		Bridge Bancorp, Inc.	117,524	0.0
9,300		OceanFirst Financial Corp.	164,517	0.0
225,500		Capstead Mortgage Corp.	2,854,830	0.4
20,814		Cardinal Financial Corp.	371,114	0.1
7,600		Cash America International, Inc.	294,272	0.0
25,300		Cathay General Bancorp.	637,307	0.1
47,400		CBL & Associates Properties, Inc.	841,350	0.1
29,200		Chatham Lodging Trust	590,424	0.1
25,200		Chesapeake Lodging Trust	648,396	0.1
14,600		Citizens & Northern Corp.	287,766	0.0
162,400		CNO Financial Group, Inc.	2,939,440	0.4
4,970		Community Trust Bancorp., Inc.	206,155	0.0
2,000		ConnectOne Bancorp, Inc.	97,920	0.0
37,700		Coresite Realty Corp.	1,168,700	0.1
83,700		Cousins Properties, Inc.	960,039	0.1
72,000		Cowen Group, Inc.	317,520	0.0
8,400		Crawford & Co.	91,644	0.0
69,167		Customers Bancorp, Inc.	1,443,515	0.2
94,525		DCT Industrial Trust, Inc.	744,857	0.1
30,825		DDR Corp.	507,996	0.1
101,422		East-West Bancorp., Inc.	3,701,903	0.5
83,076		EastGroup Properties, Inc.	5,226,311	0.7
76,300		Education Realty Trust, Inc.	753,081	0.1
30,800		Encore Capital Group, Inc.	1,407,560	0.2
10,703		Fidelity Southern Corp.	149,521	0.0
15,500		Financial Institutions, Inc.	356,810	0.0
75,800		First Commonwealth Financial Corp.	685,232	0.1
18,600		First Community Bancshares, Inc.	304,296	0.0
160,682		First Financial Bancorp.	2,889,062	0.4
226,608		First Horizon National Corp.	2,796,343	0.4
138,075		First Industrial Realty Trust, Inc.	2,667,609	0.3
14,300		First Merchants Corp.	309,452	0.0
16,900		First NBC Bank Holding Co.	589,134	0.1

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
87,837		First Republic Bank	$4,742,320	0.6
109,959		FirstMerit Corp.	2,290,446	0.3
64,800	@	Flagstar Bancorp, Inc.	1,439,856	0.2
52,800		Geo Group, Inc.	1,702,272	0.2
80,680		Glacier Bancorp., Inc.	2,345,368	0.3
19,784		Gladstone Capital Corp.	199,423	0.0
76,300		Gladstone Investment Corp.	631,001	0.1
28,100		Glimcher Realty Trust	281,843	0.0
35,000		Green Dot Corp.	683,550	0.1
62,675		Greenhill & Co., Inc.	3,257,846	0.4
110,650		Hanmi Financial Corp.	2,578,145	0.3
20,000	L	HCI Group, Inc.	728,000	0.1
100		Heartland Financial USA, Inc.	2,699	0.0
180,114		HFF, Inc.	6,053,631	0.8
43,500	@	Hilltop Holdings, Inc.	1,034,865	0.1
5,000		Home Properties, Inc.	300,600	0.0
19,400		HomeStreet, Inc.	379,270	0.1
5,600		Horace Mann Educators Corp.	162,400	0.0
14,700		Huntington Bancshares, Inc.	146,559	0.0
50,532		IBERIABANK Corp.	3,544,820	0.4
36,700		IDT Corp.	611,422	0.1
97,600	@	Investment Technology Group, Inc.	1,971,520	0.3
242,252		Janus Capital Group, Inc.	2,633,279	0.3
21,000		JGWPT Holdings, Inc.	383,460	0.1
60,700		Ladenburg Thalmann Financial Services, Inc.	183,314	0.0
3,000		Lakeland Financial Corp.	120,660	0.0
20,200		LaSalle Hotel Properties	632,462	0.1
12,700		LTC Properties, Inc.	477,901	0.1
43,500	@	Maiden Holdings Ltd.	542,880	0.1
13,300		MainSource Financial Group, Inc.	227,430	0.0
44,400		Manning & Napier, Inc.	744,588	0.1
51,401		Mid-America Apartment Communities, Inc.	3,509,146	0.4
4,500	@	Montpelier Re Holdings Ltd.	133,920	0.0
2,900	L	National Bankshares, Inc.	105,879	0.0
155,202	L	National Retail Properties, Inc.	5,326,533	0.7
9,613		NBT Bancorp., Inc.	235,134	0.0
24,400		Nelnet, Inc.	997,960	0.1
64,400	@	Ocwen Financial Corp.	2,523,192	0.3
4,625		OFG Bancorp	79,504	0.0
31,000		Park Sterling Corp.	206,150	0.0
10,300		Parkway Properties, Inc.	187,975	0.0
25,200		Pebblebrook Hotel Trust	851,004	0.1
36,100		Pennsylvania Real Estate Investment Trust	651,605	0.1
15,400		Pennymac Mortgage Investment Trust	368,060	0.1
4,700		Peoples Bancorp., Inc.	116,231	0.0
31,500		Pinnacle Financial Partners, Inc.	1,180,935	0.2
12,900		Piper Jaffray Cos.	590,820	0.1
107,500	@	Popular, Inc.	3,331,425	0.4
69,500		Potlatch Corp.	2,688,955	0.3
25,600	@	Preferred Bank/Los Angeles CA	664,576	0.1
16,100		PrivateBancorp, Inc.	491,211	0.1
190,575		ProAssurance Corp.	8,486,305	1.1
4,951		Prospect Capital Corp.	53,471	0.0
4,900		Prosperity Bancshares, Inc.	324,135	0.0
6,100		Provident Financial Holdings, Inc.	94,062	0.0
11,500		PS Business Parks, Inc.	961,630	0.1
52,800		RAIT Financial Trust	448,272	0.1
9,200		Ramco-Gershenson Properties	149,960	0.0
56,556		Realogy Holdings Corp.	2,457,358	0.3
65,600	L	Redwood Trust, Inc.	1,330,368	0.2
71,700		Regional Management Corp.	1,768,122	0.2
301,143		RLJ Lodging Trust	8,052,564	1.0
11,600		Selective Insurance Group	270,512	0.0
18,000		Sierra Bancorp.	286,560	0.0
44,900		Southwest Bancorp., Inc.	792,934	0.1
6,200		Square 1 Financial, Inc.	124,620	0.0
4,800		Stewart Information Services Corp.	168,624	0.0
101,000	@	Strategic Hotel Capital, Inc.	1,029,190	0.1
4,700		Sun Communities, Inc.	211,923	0.0
116,500		Sunstone Hotel Investors, Inc.	1,599,545	0.2
44,200		Susquehanna Bancshares, Inc.	503,438	0.1
5,000	@	SVB Financial Group	643,900	0.1
21,100		Symetra Financial Corp.	418,202	0.1
32,000		Talmer Bancorp, Inc.	468,480	0.1
11,600		Texas Capital Bancshares, Inc.	753,304	0.1
17,900		Tristate Capital Holdings, Inc.	254,359	0.0
234,632		Umpqua Holdings Corp.	4,373,540	0.5
12,700		United Fire Group, Inc.	385,445	0.1
3,908		Validus Holdings Ltd.	147,371	0.0
15,219		Walker & Dunlop, Inc.	248,831	0.0
8,700		WesBanco, Inc.	276,921	0.0
12,800		West BanCorp., Inc.	194,432	0.0
167,673		Western Alliance Bancorp.	4,124,756	0.5
217,500		Wilshire Bancorp., Inc.	2,414,250	0.3
18,100	@,L	World Acceptance, Corp.	1,358,948	0.2

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,300		Yadkin Financial Corporation	$134,883	0.0
			166,467,058	20.8

		Health Care: 10.1%
17,400		Acceleron Pharma, Inc.	600,300	0.1
4,600		Achaogen, Inc.	71,116	0.0
36,600		Aegerion Pharmaceuticals, Inc.	1,687,992	0.2
2,100	L	Agios Pharmaceuticals, Inc.	82,215	0.0
4,700		Akebia Therapeutics, Inc.	91,932	0.0
15,200		Alnylam Pharmaceuticals, Inc.	1,020,528	0.1
24,700	@	AMAG Pharmaceuticals, Inc.	477,945	0.1
47,623	@	Amsurg Corp.	2,242,091	0.3
22,000		Applied Genetic Technologies Corp./DE	330,000	0.0
17,200	@	Arthrocare Corp.	828,868	0.1
16,600		Auspex Pharmaceuticals, Inc.	510,616	0.1
31,500	@	Cambrex Corp.	594,405	0.1
23,200		Cara Therapeutics, Inc.	431,752	0.1
10,200	L	Castlight Health, Inc.	216,444	0.0
33,300		Celladon Corp.	396,936	0.1
22,700	@	Celldex Therapeutics, Inc.	401,109	0.1
65,843	@	Centene Corp.	4,098,727	0.5
14,400		Concert Pharmaceuticals, Inc.	193,680	0.0
238,000		Cross Country Healthcare, Inc.	1,920,660	0.2
20,600	L	Dicerna Pharmaceuticals, Inc.	581,950	0.1
11,300		Eagle Pharmaceuticals, Inc./DE	144,075	0.0
15,000		Egalet Corp.	209,850	0.0
20,000		Eleven Biotherapeutics, Inc.	324,600	0.0
20,900		Flexion Therapeutics, Inc.	343,805	0.0
7,000	L	Foundation Medicine, Inc.	226,590	0.0
10,500		Furiex Pharmaceuticals, Inc.	913,500	0.1
132,600	@	Gentiva Health Services, Inc.	1,209,312	0.2
64,600		Greatbatch, Inc.	2,966,432	0.4
90,821	@	Hanger Orthopedic Group, Inc.	3,058,851	0.4
24,900		Harvard Bioscience, Inc.	118,026	0.0
47,821		Healthsouth Corp.	1,718,209	0.2
61,251	@	Idexx Laboratories, Inc.	7,435,871	0.9
14,400		Impax Laboratories, Inc.	380,448	0.1
46,400	@	Infinity Pharmaceuticals, Inc.	551,696	0.1
9,800		Inogen, Inc.	161,798	0.0
44,600		Insulet Corp.	2,114,932	0.3
1,800		Intercept Pharmaceuticals, Inc.	593,622	0.1
16,800		InterMune, Inc.	562,296	0.1
15,300		Jazz Pharmaceuticals PLC	2,121,804	0.3
4,500	L	Karyopharm Therapeutics, Inc.	139,005	0.0
52,900	@	Lannett Co., Inc.	1,889,588	0.2
12,500		MacroGenics, Inc.	347,875	0.0
57,812		Magellan Health Services, Inc.	3,431,142	0.4
41,700		Medicines Co.	1,185,114	0.2
50,700	@	Molina Healthcare, Inc.	1,904,292	0.2
26,636		MWI Veterinary Supply, Inc.	4,145,094	0.5
25,598		NPS Pharmaceuticals, Inc.	766,148	0.1
122,600		NuVasive, Inc.	4,709,066	0.6
125,637		Omnicell, Inc.	3,595,731	0.5
4,500	L	Ophthotech Corp.	160,830	0.0
32,550		Owens & Minor, Inc.	1,140,226	0.1
18,300	@	Pharmacyclics, Inc.	1,834,026	0.2
15,000	@,L	PhotoMedex, Inc.	237,450	0.0
7,400		Providence Service Corp.	209,272	0.0
18,200	L	Questcor Pharmaceuticals, Inc.	1,181,726	0.2
26,500		Revance Therapeutics, Inc.	834,750	0.1
22,200	@	Synageva BioPharma Corp.	1,841,934	0.2
176,200	@,L	Threshold Pharmaceuticals, Inc.	838,712	0.1
39,800		Trevena, Inc.	312,828	0.0
17,185		Ultragenyx Pharmaceutical, Inc.	840,175	0.1
45,800	L	Veeva Systems, Inc.	1,222,860	0.2
50,928		WellCare Health Plans, Inc.	3,234,947	0.4
79,011		West Pharmaceutical Services, Inc.	3,480,435	0.4
			81,418,209	10.1

		Industrials: 16.5%
52,300		AAR Corp.	1,357,185	0.2
108,600		ABM Industries, Inc.	3,121,164	0.4
14,200		Acuity Brands, Inc.	1,882,494	0.2
36,700		Alaska Air Group, Inc.	3,424,477	0.4
31,100		Albany International Corp.	1,105,294	0.1
11,600		Allegiant Travel Co.	1,298,388	0.2
92,282		Altra Holdings, Inc.	3,294,467	0.4
2,000		Amerco, Inc.	464,240	0.1
26,375		Applied Industrial Technologies, Inc.	1,272,330	0.2
53,800		ARC Document Solutions, Inc.	400,272	0.1
8,400		Argan, Inc.	249,732	0.0
14,500		Arkansas Best Corp.	535,775	0.1
12,825		Atlas Air Worldwide Holdings, Inc.	452,338	0.1
8,100	@	Avis Budget Group, Inc.	394,470	0.0

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,700		Barnes Group, Inc.	$719,389	0.1
27,600		Barrett Business Services, Inc.	1,644,132	0.2
3,600	@	Beacon Roofing Supply, Inc.	139,176	0.0
41,400		Brady Corp.	1,124,010	0.1
24,100		Ceco Environmental Corp.	399,819	0.0
277,600	@,L	Cenveo, Inc.	843,904	0.1
15,500	@	Columbus McKinnon Corp.	415,245	0.1
153,913		Comfort Systems USA, Inc.	2,345,634	0.3
4,200		Curtiss-Wright Corp.	266,868	0.0
82,600		Deluxe Corp.	4,334,022	0.5
159,370		Douglas Dynamics, Inc.	2,776,225	0.3
35,500		EMCOR Group, Inc.	1,661,045	0.2
23,200		EnerSys	1,607,528	0.2
84,200		Engility Holdings, Inc.	3,793,210	0.5
17,900	@	Esterline Technologies Corp.	1,907,066	0.2
50,300	@	Federal Signal Corp.	749,470	0.1
64,183		Forward Air Corp.	2,959,478	0.4
4,900		Freightcar America, Inc.	113,876	0.0
99,530		Generac Holdings, Inc.	5,869,284	0.7
29,725	@	Gibraltar Industries, Inc.	560,911	0.1
37,400		Global Brass & Copper Holdings, Inc.	589,798	0.1
14,200		Hardinge, Inc.	204,480	0.0
77,800		Hawaiian Holdings, Inc.	1,086,088	0.1
11,300		Heidrick & Struggles International, Inc.	226,791	0.0
182,411		Herman Miller, Inc.	5,860,865	0.7
12,500		Hyster-Yale Materials Handling, Inc.	1,218,750	0.2
23,900		Kadant, Inc.	871,633	0.1
133,894		KAR Auction Services, Inc.	4,063,683	0.5
6,300		Kelly Services, Inc.	149,499	0.0
115,400		Kimball International, Inc.	2,089,894	0.3
223,680		Knight Transportation, Inc.	5,173,718	0.6
38,100		Knoll, Inc.	693,039	0.1
17,400		LB Foster Co.	815,190	0.1
14,700		LSI Industries, Inc.	120,393	0.0
31,500		NN, Inc.	620,550	0.1
12,100	@	Park-Ohio Holdings Corp.	679,415	0.1
12,800		Paylocity Holding Corp.	307,840	0.0
177,555		Ply Gem Holdings, Inc.	2,242,520	0.3
59,600		Quad/Graphics, Inc.	1,397,620	0.2
70,500		Quality Distribution, Inc.	915,795	0.1
73,345		RBC Bearings, Inc.	4,672,076	0.6
61,003		Regal-Beloit Corp.	4,435,528	0.6
186,800		Republic Airways Holdings, Inc.	1,707,352	0.2
190,308		Rexnord Corp.	5,515,126	0.7
24,700		RPX Corp.	402,116	0.1
12,050		Saia, Inc.	460,431	0.1
44,400		Skywest, Inc.	566,544	0.1
3,000		Standex International Corp.	160,740	0.0
94,900		Steelcase, Inc.	1,576,289	0.2
49,400		Swift Transportation Co.	1,222,650	0.2
104,245		Toro Co.	6,587,242	0.8
30,900		Trimas Corp.	1,025,880	0.1
9,400		TriNet Group, Inc.	200,314	0.0
24,550		Triumph Group, Inc.	1,585,439	0.2
21,000	@	TrueBlue, Inc.	614,460	0.1
50,400	@	Tutor Perini Corp.	1,444,968	0.2
4,100		Unifirst Corp.	450,754	0.1
10,600		United Rentals, Inc.	1,006,364	0.1
13,100		United Stationers, Inc.	538,017	0.1
8,300		Universal Truckload Services, Inc.	239,870	0.0
47,900		Viad Corp.	1,151,516	0.1
6,800		VSE Corp.	358,360	0.0
59,000	@	Wabash National Corp.	811,840	0.1
28,600		Wabtec Corp.	2,216,500	0.3
228,345		Waste Connections, Inc.	10,015,212	1.2
3,700		Watts Water Technologies, Inc.	217,153	0.0
34,600	@	Xerium Technologies, Inc.	555,330	0.1
			132,548,550	16.5

		Information Technology: 15.3%
62,223	@	Actuate Corp.	374,582	0.1
144,898		Advent Software, Inc.	4,254,205	0.5
36,200		Aerohive Networks, Inc.	381,910	0.1
23,700		Alpha & Omega Semiconductor Ltd.	174,432	0.0
9,000		Amber Road, Inc.	138,600	0.0
78,900		Amkor Technology, Inc.	541,254	0.1
61,790		Anixter International, Inc.	6,272,921	0.8
77,120		ARRIS Group, Inc.	2,173,242	0.3
5,540	@	Aspen Technology, Inc.	234,674	0.0
57,700		Audience, Inc.	721,250	0.1
18,000	@	Aviat Networks, Inc.	28,620	0.0
40,300		Avid Technology, Inc.	245,830	0.0
108,643	@	Benchmark Electronics, Inc.	2,460,764	0.3
21,800		Brooks Automation, Inc.	238,274	0.0
7,700	@	CalAmp Corp.	214,599	0.0
79,700		Carbonite, Inc.	812,143	0.1
5,600		Care.com, Inc.	92,680	0.0
123,200	L	Chegg, Inc.	862,400	0.1
148,695	@	CoreLogic, Inc.	4,466,798	0.6
32,900		Cornerstone OnDemand, Inc.	1,574,923	0.2
50,000		CSG Systems International	1,302,000	0.2
14,400		Demandware, Inc.	922,464	0.1
4,000		Digital River, Inc.	69,720	0.0
7,500		EVERTEC, Inc.	185,250	0.0
87,800	@	Extreme Networks, Inc.	509,240	0.1
25,443		Factset Research Systems, Inc.	2,743,010	0.3

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,599		FEI Co.	$1,194,929	0.2
7,800		FireEye, Inc.	480,246	0.1
45,800		First Solar, Inc.	3,196,382	0.4
187,246		Freescale Semiconductor Holdings Ltd.	4,570,675	0.6
226,400		Global Cash Access, Inc.	1,553,104	0.2
41,634		Hittite Microwave Corp.	2,624,607	0.3
76,500	@	iGate Corp.	2,412,810	0.3
63,551		Imperva, Inc.	3,539,791	0.4
45,400	@	Insight Enterprises, Inc.	1,139,994	0.1
48,300		Integrated Silicon Solution, Inc.	751,065	0.1
40,700		IntraLinks Holdings, Inc.	416,361	0.1
39,150	@	Lattice Semiconductor Corp.	306,936	0.0
8,100		Littelfuse, Inc.	758,484	0.1
22,900		Manhattan Associates, Inc.	802,187	0.1
21,400		Marketo, Inc.	699,138	0.1
47,727	@	Micros Systems, Inc.	2,526,190	0.3
93,925		Monotype Imaging Holdings, Inc.	2,830,899	0.4
14,300		Nanometrics, Inc.	256,971	0.0
14,945		NetSuite, Inc.	1,417,234	0.2
36,100	@	Newport Corp.	746,548	0.1
26,900		PC-Tel, Inc.	234,837	0.0
83,900		Pegasystems, Inc.	2,963,348	0.4
35,300	@	Pericom Semiconductor Corp.	276,399	0.0
90,480	@	Photronics, Inc.	771,794	0.1
28,660	@	PTC, Inc.	1,015,424	0.1
91,300		Q2 Holdings, Inc.	1,417,889	0.2
66,300	@	QLogic Corp.	845,325	0.1
251,660	@	Rovi Corp.	5,732,815	0.7
237,700	@	Sanmina Corp.	4,147,865	0.5
36,581		SciQuest, Inc.	988,236	0.1
96,800	@	Silicon Image, Inc.	667,920	0.1
63,200	@	Skyworks Solutions, Inc.	2,371,264	0.3
87,500		Spansion, Inc.	1,524,250	0.2
21,377		Splunk, Inc.	1,528,242	0.2
260,200		SunEdison, Inc.	4,902,168	0.6
49,500		Super Micro Computer, Inc.	859,815	0.1
85,000		support.com, Inc.	216,750	0.0
37,600		SYNNEX Corp.	2,278,936	0.3
161,300	@	Take-Two Interactive Software, Inc.	3,537,309	0.4
202,300		TeleCommunication Systems, Inc.	465,290	0.1
58,000		TeleNav, Inc.	345,680	0.0
14,000	@	TIBCO Software, Inc.	284,480	0.0
65,100		Tivo, Inc.	861,273	0.1
250,900		Ultra Clean Holdings	3,299,335	0.4
130,020	@	Unisys Corp.	3,960,409	0.5
100,350		United Online, Inc.	1,160,046	0.1
14,700		Varonis Systems, Inc.	525,672	0.1
22,468		VeriFone Holdings, Inc.	759,868	0.1
43,400		Verint Systems, Inc.	2,036,762	0.3
91,589	L	WebMD Health Corp.	3,791,785	0.5
17,700	@	Yelp, Inc.	1,362,197	0.2
39,169	L	Zillow, Inc.	3,450,789	0.4
			122,804,508	15.3

		Materials: 5.6%
36,400		A Schulman, Inc.	1,319,864	0.2
30,088		Airgas, Inc.	3,204,673	0.4
104,831		Aptargroup, Inc.	6,929,329	0.9
41,100		Axiall Corp.	1,846,212	0.2
20,500		Boise Cascade Co.	587,120	0.1
21,100		Commercial Metals Co.	398,368	0.1
26,005		Compass Minerals International, Inc.	2,145,933	0.3
144,056	@	Crown Holdings, Inc.	6,445,065	0.8
2,900		FutureFuel Corp.	58,870	0.0
154,400		Graphic Packaging Holding Co.	1,568,704	0.2
17,400		HB Fuller Co.	840,072	0.1
19,900	@	Headwaters, Inc.	262,879	0.0
3,600		Innospec, Inc.	162,828	0.0
24,900		Koppers Holdings, Inc.	1,026,627	0.1
29,100		Minerals Technologies, Inc.	1,878,696	0.2
45,100	@	Omnova Solutions, Inc.	468,138	0.1
147,983		Silgan Holdings, Inc.	7,328,118	0.9
16,800		SunCoke Energy, Inc.	383,712	0.0
299,615		Taminco Corp.	6,294,911	0.8
48,750		Worthington Industries	1,864,688	0.2
			45,014,807	5.6

		Telecommunication Services: 0.6%
3,400		Atlantic Tele-Network, Inc.	224,128	0.0
240,500		Inteliquent, Inc.	3,494,465	0.5
63,200	@	Premier Global Services, Inc.	762,192	0.1
18,300		Straight Path Communications, Inc.	134,688	0.0
			4,615,473	0.6

		Utilities: 2.8%
1,578		AGL Resources, Inc.	77,259	0.0
3,400		Artesian Resources Corp.	76,364	0.0
3,500		Chesapeake Utilities Corp.	221,060	0.0
21,800		Consolidated Water Co., Ltd.	287,324	0.0
36,700		El Paso Electric Co.	1,311,291	0.2
12,900		Empire District Electric Co.	313,728	0.0
38,900	@	Genie Energy Ltd	387,833	0.1
21,200		Idacorp, Inc.	1,175,964	0.2
12,400		Laclede Group, Inc.	584,660	0.1
11,100		MGE Energy, Inc.	435,453	0.1
21,350		New Jersey Resources Corp.	1,063,230	0.1
5,600		Northwest Natural Gas Co.	246,456	0.0
113,055		NorthWestern Corp.	5,362,198	0.7

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
258,020	Portland General Electric Co.	$8,344,367	1.0
10,300	Southwest Gas Corp.	550,535	0.1
20,300	UNS Energy Corp.	1,218,609	0.2
7,300	Westar Energy, Inc.	256,668	0.0
6,500	WGL Holdings, Inc.	260,390	0.0
		22,173,389	2.8

	Total Common Stock
	(Cost $585,320,531)	783,807,165	97.7

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Bills: 0.1%
770,000	0.250%, due 11/30/14	770,903	0.1

	Total U.S. Treasury Obligations
	(Cost $770,574)	770,903	0.1

	Total Long-Term Investments
	(Cost $586,091,105)	784,578,068	97.8

SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc(1): 2.7%
5,113,311	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $5,113,321, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $5,215,588, due 01/31/16-11/01/43)	5,113,311	0.6
5,113,311	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $5,113,324, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $5,215,577, due 04/03/14-02/15/41)	5,113,311	0.6
1,215,386	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,215,390, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,239,694, due 03/27/17-03/01/48)	1,215,386	0.2
4,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $4,000,008, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $4,080,001, due 06/30/17)	4,000,000	0.5
5,113,311	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $5,113,325, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $5,215,577, due 04/01/14-05/01/47)	5,113,311	0.7
974,305	Royal Bank of Canada, Repurchase Agreement dated 03/31/14, 0.04%, due 04/01/14 (Repurchase Amount $974,306, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $993,791, due 04/15/14-02/15/44)	974,305	0.1
		21,529,624	2.7

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
22,229,473	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $22,229,473)	$22,229,473	2.8

	Total Short-Term Investments
	(Cost $43,759,097)	43,759,097	5.5

	Total Investments in Securities (Cost $629,850,202)	$828,337,165	103.3
	Liabilities in Excess of Other Assets	(26,796,508)	(3.3)
	Net Assets	$801,540,657	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $632,331,661.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$214,514,286
Gross Unrealized Depreciation	(18,508,782)

Net Unrealized Appreciation	$196,005,504

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$783,807,165	$–	$–	$783,807,165
Short-Term Investments	22,229,473	21,529,624	–	43,759,097
U.S. Treasury Obligations	–	770,903	–	770,903
Total Investments, at fair value	$806,036,638	$22,300,527	$–	$828,337,165
Liabilities Table
Other Financial Instruments+
Futures	$(61,152)	$–	$–	$(61,152)
Total Liabilities	$(61,152)	$–	$–	$(61,152)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY JPMorgan Small Cap Core Equity	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

VY JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	36	06/20/14	$4,213,800	$(61,152)
			$4,213,800	$(61,152)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$61,152
Total Liability Derivatives		$61,152

PORTFOLIO OF INVESTMENTS
VY Marsico Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 27.1%
24,489	@	Amazon.com, Inc.	$8,241,038	1.4
273,530		CBS Corp. - Class B	16,904,154	3.0
243,669		Comcast Corp. – Class A	12,188,323	2.1
22,015	@	Delphi Automotive PLC	1,487,069	0.3
154,396		Gap, Inc.	6,185,104	1.1
126,696		Home Depot, Inc.	10,025,455	1.7
20,878	@	Priceline.com, Inc.	24,884,279	4.4
75,259		Starbucks Corp.	5,522,505	1.0
270,274		Starwood Hotels & Resorts Worldwide, Inc.	21,513,810	3.8
197,038		TJX Cos., Inc.	11,950,355	2.1
218,166		Walt Disney Co.	17,468,552	3.0
82,304		Wynn Resorts Ltd.	18,283,834	3.2
			154,654,478	27.1

		Consumer Staples: 3.9%
123,604		CVS Caremark Corp.	9,252,996	1.6
122,980		Keurig Green Mountain, Inc.	12,985,458	2.3
			22,238,454	3.9

		Energy: 5.0%
101,787		Antero Resources Corp.	6,371,866	1.1
54,029	L	Continental Resources, Inc.	6,714,184	1.2
154,960		Schlumberger Ltd.	15,108,600	2.7
			28,194,650	5.0

		Financials: 2.2%
253,794		Charles Schwab Corp.	6,936,190	1.2
118,314		Citigroup, Inc.	5,631,746	1.0
			12,567,936	2.2

		Health Care: 12.2%
88,953	@	Biogen Idec, Inc.	27,208,054	4.8
94,264	@	Celgene Corp.	13,159,255	2.3
409,314	@	Gilead Sciences, Inc.	29,003,990	5.1
			69,371,299	12.2

		Industrials: 16.3%
153,820		American Airlines Group, Inc.	5,629,812	1.0
116,837		Canadian Pacific Railway Ltd	17,575,790	3.1
154,223		General Dynamics Corp.	16,797,969	3.0
64,993		Safran S.A.	4,502,711	0.8
415,452	@	Tyco International Ltd.	17,615,165	3.1
110,009		Union Pacific Corp.	20,644,289	3.6
119,090	@	United Continental Holdings, Inc.	5,314,987	0.9
19,098		WW Grainger, Inc.	4,825,300	0.8
			92,906,023	16.3

		Information Technology: 22.9%
208,374		ASML Holding NV-NY REG	19,453,797	3.4
360,423		Facebook, Inc.	21,711,882	3.8
24,063		FleetCor Technologies, Inc.	2,769,651	0.5
26,562		Google, Inc. – Class A	29,603,615	5.2
47,531		LinkedIn Corp.	8,790,383	1.5
205,592		Salesforce.com, Inc.	11,737,247	2.1
265,849		Texas Instruments, Inc.	12,534,780	2.2
111,315		Visa, Inc.	24,028,456	4.2
			130,629,811	22.9

		Materials: 8.6%
52,887		Ecolab, Inc.	5,711,267	1.0
213,933		Monsanto Co.	24,339,157	4.3
96,229		Sherwin-Williams Co.	18,969,623	3.3
			49,020,047	8.6

	Total Common Stock
	(Cost $443,509,694)		559,582,698	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.6%
708,989	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $708,990, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $723,170, due 01/31/16-11/01/43)	708,989	0.1
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.2

PORTFOLIO OF INVESTMENTS
VY Marsico Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	$1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,020,000, due 04/01/14-05/01/47)	1,000,000	0.2
		3,708,989	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
4,884,603	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,884,603)	4,884,603	0.9

	Total Short-Term Investments
	(Cost $8,593,592)	8,593,592	1.5

	Total Investments in Securities (Cost $452,103,286)	$568,176,290	99.7
	Assets in Excess of Other Liabilities	1,732,933	0.3
	Net Assets	$569,909,223	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $452,203,060.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,467,602
Gross Unrealized Depreciation	(3,494,372)

Net Unrealized Appreciation	$115,973,230

PORTFOLIO OF INVESTMENTS
VY Marsico Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$153,167,409	$1,487,069	$–	$154,654,478
Consumer Staples	22,238,454	–	–	22,238,454
Energy	28,194,650	–	–	28,194,650
Financials	12,567,936	–	–	12,567,936
Health Care	69,371,299	–	–	69,371,299
Industrials	88,403,312	4,502,711	–	92,906,023
Information Technology	130,629,811	–	–	130,629,811
Materials	49,020,047	–	–	49,020,047
Total Common Stock	553,592,918	5,989,780	–	559,582,698
Short-Term Investments	4,884,603	3,708,989	–	8,593,592
Total Investments, at fair value	$558,477,521	$9,698,769	$–	$568,176,290

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.0%
		Consumer Discretionary: 7.1%
8,143		Advance Auto Parts, Inc.	$1,030,090	0.1
6,660	@	Bed Bath & Beyond, Inc.	458,208	0.1
153,110		Comcast Corp. – Special Class A	7,465,644	0.8
51,930	@	Delphi Automotive PLC	3,523,970	0.4
159,400		General Motors Co.	5,486,548	0.6
13,520		Hanesbrands, Inc.	1,034,010	0.1
29,886		Hasbro, Inc.	1,662,259	0.2
13,200		Hilton Worldwide Holdings, Inc.	293,568	0.0
82,350		Johnson Controls, Inc.	3,896,802	0.4
32,843		Kohl's Corp.	1,865,482	0.2
49,900		Macy's, Inc.	2,958,571	0.3
29,590		Magna International, Inc.	2,844,708	0.3
9,340		Mattel, Inc.	374,627	0.0
28,078		McDonald's Corp.	2,752,486	0.3
9,193		McGraw-Hill Cos., Inc.	701,426	0.1
42,677		Omnicom Group, Inc.	3,098,350	0.4
26,120	L	Regal Entertainment Group	487,922	0.1
116,424		Staples, Inc.	1,320,248	0.2
75,080		Target Corp.	4,543,091	0.5
36,240		Time Warner Cable, Inc.	4,971,403	0.6
38,260		Time Warner, Inc.	2,499,526	0.3
32,200		Twenty-First Century Fox, Inc. Class A	1,029,434	0.1
17,217		Viacom - Class B	1,463,273	0.2
69,617		Walt Disney Co.	5,574,233	0.6
6,459		Wynn Resorts Ltd.	1,434,867	0.2
			62,770,746	7.1

		Consumer Staples: 7.7%
85,967		Altria Group, Inc.	3,217,745	0.4
26,773		Coca-Cola Co.	1,035,044	0.1
12,737		Coca-Cola Enterprises, Inc.	608,319	0.1
115,128		CVS Caremark Corp.	8,618,482	1.0
128,652		Diageo PLC	3,995,790	0.4
16,243		Dr Pepper Snapple Group, Inc.	884,594	0.1
106,840		General Mills, Inc.	5,536,449	0.6
33,825		Groupe Danone	2,389,660	0.3
8,722		Imperial Tobacco Group PLC	352,694	0.0
10,210		Ingredion, Inc.	695,097	0.1
42,900		Japan Tobacco, Inc.	1,346,520	0.2
8,282		Kellogg Co.	519,364	0.1
5,382		Kraft Foods Group, Inc.	301,930	0.0
87,040		Kroger Co.	3,799,296	0.4
130,630		Lorillard, Inc.	7,064,471	0.8
41,510		Marine Harvest	469,398	0.1
29,257		Mondelez International, Inc.	1,010,829	0.1
74,170		Nestle S.A.	5,582,750	0.6
164,888		Philip Morris International, Inc.	13,499,381	1.5
59,154		Procter & Gamble Co.	4,767,812	0.5
12,211		Reckitt Benckiser PLC	996,472	0.1
31,810		Tyson Foods, Inc.	1,399,958	0.1
13,513		Walgreen Co.	892,263	0.1
			68,984,318	7.7

		Energy: 5.4%
24,710		Anadarko Petroleum Corp.	2,094,420	0.2
31,783		Apache Corp.	2,636,400	0.3
23,340		Canadian Natural Resources Ltd.	895,556	0.1
58,342		Chevron Corp.	6,937,447	0.8
34,180	@	Ensco PLC	1,804,020	0.2
3,627		EOG Resources, Inc.	711,508	0.1
14,567		EQT Corp.	1,412,562	0.2
129,994		ExxonMobil Corp.	12,697,814	1.4
19,600		Marathon Petroleum Corp.	1,705,984	0.2
39,829		Noble Energy, Inc.	2,829,452	0.3
27,213	@	Noble Corp. PLC	890,954	0.1
41,353		Occidental Petroleum Corp.	3,940,527	0.4
84,370		Petroleo Brasileiro SA ADR	1,170,212	0.1
71,792		Royal Dutch Shell PLC - Class A	2,623,104	0.3
9,280		Schlumberger Ltd.	904,800	0.1
58,160		Valero Energy Corp.	3,088,296	0.4
43,222		Williams Cos., Inc.	1,753,949	0.2
			48,097,005	5.4

		Financials: 13.1%
48,603	@	ACE Ltd.	4,814,613	0.5
14,020		American International Group, Inc.	701,140	0.1
15,060		American Capital Agency Corp.	323,639	0.0
11,783		American Express Co.	1,060,824	0.1
94,930		Annaly Capital Management, Inc.	1,041,382	0.1
35,940	@	Aon PLC	3,029,023	0.3
143,888		Bank of America Corp.	2,474,874	0.3
159,605		Bank of New York Mellon Corp.	5,632,460	0.6
40,490		BB&T Corp.	1,626,483	0.2
9,462		Blackrock, Inc.	2,975,610	0.3
180,000		BOC Hong Kong Holdings Ltd.	513,976	0.1
14,083		Chubb Corp.	1,257,612	0.1
19,423		Corio NV	887,272	0.1
78,580		Delta Lloyd NV	2,178,398	0.2
37,430	L	Digital Realty Trust, Inc.	1,986,784	0.2
16,010		Discover Financial Services	931,622	0.1
13,200		EPR Properties	704,748	0.1
8,610	@	Everest Re Group Ltd.	1,317,761	0.2
26,500		Fifth Third Bancorp.	608,175	0.1
69,933		Franklin Resources, Inc.	3,788,970	0.4

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
35,988		Goldman Sachs Group, Inc.	$5,896,634	0.7
104,510		HSBC Holdings PLC	1,058,201	0.1
348,360		JPMorgan Chase & Co.	21,148,936	2.4
163,070		Metlife, Inc.	8,610,096	1.0
660,100		Mizuho Financial Group, Inc.	1,308,221	0.2
6,507		Moody's Corp.	516,135	0.1
46,327		Morgan Stanley	1,444,013	0.2
22,208		Nasdaq Stock Market, Inc.	820,364	0.1
26,294		PNC Financial Services Group, Inc.	2,287,578	0.3
57,121		Prudential Financial, Inc.	4,835,293	0.5
52,517		State Street Corp.	3,652,557	0.4
23,000		Sumitomo Mitsui Financial Group, Inc.	985,870	0.1
20,583		SunTrust Bank	818,998	0.1
57,294		Travelers Cos., Inc.	4,875,719	0.6
38,420		US Bancorp.	1,646,681	0.2
57,920		Validus Holdings Ltd.	2,184,163	0.2
289,600		Wells Fargo & Co.	14,404,704	1.6
6,111		Zurich Insurance Group AG	1,876,778	0.2
			116,226,307	13.1

		Health Care: 7.7%
110,823		Abbott Laboratories	4,267,794	0.5
6,650	@	Actavis PLC	1,368,903	0.2
13,923		AmerisourceBergen Corp.	913,210	0.1
8,441		Bayer AG	1,143,118	0.1
71,390		Bristol-Myers Squibb Co.	3,708,711	0.4
41,700		Cardinal Health, Inc.	2,918,166	0.3
48,734		Covidien PLC	3,589,746	0.4
46,390		Eli Lilly & Co.	2,730,515	0.3
40,450	@	Express Scripts Holding Co.	3,037,391	0.3
56,025		GlaxoSmithKline PLC	1,493,915	0.2
127,960		Johnson & Johnson	12,569,511	1.4
33,630		Medtronic, Inc.	2,069,590	0.2
74,720		Merck & Co., Inc.	4,241,854	0.5
6,510		Novartis AG	552,751	0.0
440,918		Pfizer, Inc.	14,162,286	1.6
11,100		Quest Diagnostics	642,912	0.1
1,865		Roche Holding AG - Genusschein	560,924	0.1
47,273		St. Jude Medical, Inc.	3,091,181	0.4
39,570		Thermo Fisher Scientific, Inc.	4,757,897	0.5
7,530	@	Valeant Pharmaceuticals International	992,680	0.1
3,727		Zoetis, Inc.	107,859	0.0
			68,920,914	7.7

		Industrials: 7.3%
48,361		3M Co.	6,560,653	0.7
19,214		Canadian National Railway Co.	1,080,211	0.1
5,890	@	Copa Holdings S.A.	855,169	0.1
20,270		Cummins, Inc.	3,020,027	0.4
86,624		Danaher Corp.	6,496,800	0.7
40,217		Eaton Corp. PLC	3,021,101	0.4
10,600		Fluor Corp.	823,938	0.1
10,557		General Dynamics Corp.	1,149,869	0.1
70,014		Honeywell International, Inc.	6,494,499	0.7
25,963		Illinois Tool Works, Inc.	2,111,571	0.3
60,720		Lockheed Martin Corp.	9,911,933	1.1
21,845		Northrop Grumman Corp.	2,695,236	0.3
21,279		Pentair Ltd.	1,688,276	0.2
3,341		Precision Castparts Corp.	844,471	0.1
11,092		Siemens AG	1,495,904	0.1
23,892		Stanley Black & Decker, Inc.	1,940,986	0.2
70,240	@	Tyco International Ltd.	2,978,176	0.3
4,750		Union Pacific Corp.	891,385	0.1
40,966		United Parcel Service, Inc. - Class B	3,989,269	0.5
62,837		United Technologies Corp.	7,341,875	0.8
			65,391,349	7.3

		Information Technology: 5.4%
54,000		Accenture PLC	4,304,880	0.5
2,154		Apple, Inc.	1,156,138	0.1
36,520		CA, Inc.	1,131,024	0.1
33,700		EMC Corp.	923,717	0.1
48,770		Facebook, Inc.	2,937,905	0.3
9,247		Fidelity National Information Services, Inc.	494,252	0.1
16,646		Fiserv, Inc.	943,662	0.1
2,261		Google, Inc. – Class A	2,519,907	0.3
208,643		Hewlett-Packard Co.	6,751,687	0.8
29,100		Hoya Corp.	910,278	0.1
27,501		International Business Machines Corp.	5,293,667	0.6
78,048		Intel Corp.	2,014,419	0.2
90,610		Microchip Technology, Inc.	4,327,534	0.5
63,900		Microsoft Corp.	2,619,261	0.3
112,550		Oracle Corp.	4,604,420	0.5
97,700		Symantec Corp.	1,951,069	0.2
61,090		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,223,022	0.1
10,607		Visa, Inc.	2,289,627	0.3
10,630		Western Digital Corp.	976,047	0.1
29,594		Western Union Co.	484,158	0.1
			47,856,674	5.4

		Materials: 1.5%
18,930		Celanese Corp.	1,050,804	0.1
14,760	@	Crown Holdings, Inc.	660,363	0.1
12,200		FMC Corp.	934,032	0.1

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,720	@	LyondellBasell Industries NV - Class A	$1,131,317	0.1
11,610		Packaging Corp. of America	816,996	0.1
25,455		PPG Industries, Inc.	4,924,524	0.6
6,732		Praxair, Inc.	881,690	0.1
16,520		Rio Tinto PLC	921,277	0.1
112,240		Vale SA ADR	1,552,279	0.2
2,260		Valspar Corp.	162,991	0.0
			13,036,273	1.5

		Telecommunication Services: 2.2%
70,624		AT&T, Inc.	2,476,784	0.3
226,330		Bezeq Israeli Telecommunication Corp., Ltd.	403,457	0.1
56,058		CenturyTel, Inc.	1,840,945	0.2
531,280	L	Frontier Communications Corp.	3,028,296	0.3
146,474		TDC A/S	1,354,101	0.1
820,567		Telecom Italia S.p.A. RNC	770,027	0.1
38,010	L	Telefonica Brasil SA ADR	807,332	0.1
131,850		Verizon Communications, Inc.	6,272,104	0.7
14,983		Verizon Communications, Inc. - VZC	712,590	0.1
306,831		Vodafone Group PLC	1,128,309	0.1
57,170		Windstream Holdings, Inc.	471,081	0.1
			19,265,026	2.2

		Utilities: 1.6%
42,720		American Electric Power Co., Inc.	2,164,195	0.2
18,740		Duke Energy Corp.	1,334,663	0.2
89,181		E.ON AG	1,741,723	0.2
10,410		Edison International	589,310	0.1
77,788		Gaz de France	2,127,902	0.2
26,350		NRG Energy, Inc.	837,930	0.1
35,290		Pacific Gas & Electric Co.	1,524,528	0.2
81,040		PPL Corp.	2,685,666	0.3
34,416		Public Service Enterprise Group, Inc.	1,312,626	0.1
			14,318,543	1.6

	Total Common Stock
	(Cost $375,003,110)		524,867,155	59.0

PREFERRED STOCK: 0.5%
		Industrials: 0.1%
4,347		United Technologies Corp.	289,380	0.1

		Materials: 0.1%
89,000		Vale SA	1,110,049	0.1

		Utilities: 0.3%
240,038		Cia Energetica de Minas Gerais	1,622,822	0.2
23,760		PPL Corp.	1,299,672	0.1
			2,922,494	0.3

	Total Preferred Stock
	(Cost $4,286,575)		4,321,923	0.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.9%
		Basic Materials: 0.2%
860,000		Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	823,952	0.1
770,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	771,719	0.1
252,000		Vale Overseas Ltd., 4.625%, 09/15/20	263,222	0.0
198,000		Vale Overseas Ltd., 6.875%, 11/10/39	212,667	0.0
			2,071,560	0.2

		Communications: 1.2%
940,000	L	Baidu, Inc., 3.500%, 11/28/22	899,797	0.1
840,000	L	Comcast Corp., 2.850%, 01/15/23	811,508	0.1
320,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	347,545	0.0
605,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/20	694,542	0.1
470,000		DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 4.600%, 02/15/21	496,664	0.0
530,000		Discovery Communications LLC, 4.875%, 04/01/43	518,242	0.1
243,000		eBay, Inc., 1.350%, 07/15/17	243,166	0.0
819,000		News America Holdings, 8.500%, 02/23/25	1,069,710	0.1
1,230,000		Rogers Communications, Inc., 6.800%, 08/15/18	1,462,608	0.2
1,029,000		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,421,946	0.2
1,067,000		Verizon Communications, Inc., 6.400%, 09/15/33	1,270,536	0.1
1,450,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,770,937	0.2
			11,007,201	1.2

		Consumer, Cyclical: 0.7%
520,000		Home Depot, Inc./The, 3.750%, 02/15/24	532,349	0.1
235,000		Home Depot, Inc., 5.950%, 04/01/41	286,216	0.0

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
339,000		Limited Brands, Inc., 5.250%, 11/01/14	$347,899	0.0
530,000		The Gap, Inc., 5.950%, 04/12/21	597,669	0.1
540,000		Toyota Motor Credit Corp., 3.200%, 06/17/15	557,492	0.1
730,000		Toyota Motor Credit Corp., 3.400%, 09/15/21	752,432	0.1
722,000	#	Volkswagen International Finance NV, 2.375%, 03/22/17	744,050	0.1
1,779,000		Wal-Mart Stores, Inc., 5.250%, 09/01/35	2,013,620	0.2
			5,831,727	0.7

		Consumer, Non-cyclical: 1.8%
1,560,000		AbbVie, Inc., 1.200%, 11/06/15	1,574,031	0.2
870,000		Altria Group, Inc., 2.850%, 08/09/22	818,015	0.1
870,000		Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/39	1,312,211	0.2
866,000	#	BAT International Finance PLC, 3.250%, 06/07/22	851,443	0.1
510,000		Baxter International, Inc., 3.200%, 06/15/23	498,526	0.1
980,000		CareFusion Corp., 6.375%, 08/01/19	1,120,415	0.1
434,000		ConAgra Foods, Inc., 3.200%, 01/25/23	415,346	0.1
880,000		Diageo Capital PLC, 2.625%, 04/29/23	822,041	0.1
965,000	#	ERAC USA Finance, LLC, 7.000%, 10/15/37	1,217,525	0.1
1,100,000		Express Scripts Holding Co., 2.650%, 02/15/17	1,138,542	0.1
262,000		Gilead Sciences, Inc., 3.700%, 04/01/24	262,694	0.0
832,000		Hospira, Inc., 6.050%, 03/30/17	921,740	0.1
350,000		Kraft Foods Group, Inc., 3.500%, 06/06/22	352,778	0.0
550,000		Kraft Foods, Inc., 5.000%, 06/04/42	578,148	0.1
891,000	#	Reckitt Benckiser Treasury Services PLC, 3.625%, 09/21/23	898,512	0.1
796,000	#	Roche Holdings, Inc., 6.000%, 03/01/19	936,469	0.1
1,060,000		Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	1,063,640	0.1
502,000		WellPoint, Inc., 3.300%, 01/15/23	482,383	0.1
207,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	207,875	0.0
			15,472,334	1.8

		Energy: 1.4%
355,000		Apache Corp., 3.250%, 04/15/22	358,723	0.0
271,000		Apache Corp., 4.750%, 04/15/43	273,494	0.0
261,000		BP Capital Markets PLC, 4.500%, 10/01/20	284,430	0.0
707,000		BP Capital Markets PLC, 4.742%, 03/11/21	785,606	0.1
850,000	#	CNOOC Finance 2012 Ltd., 3.875%, 05/02/22	837,075	0.1
469,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	449,487	0.1
380,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	396,297	0.0
768,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	909,472	0.1
252,000	L	EOG Resources, Inc., 2.625%, 03/15/23	238,578	0.0
250,000		Hess Corp., 8.125%, 02/15/19	313,398	0.0
659,000		Husky Energy, Inc., 5.900%, 06/15/14	666,206	0.1
676,000		Husky Energy, Inc., 7.250%, 12/15/19	828,238	0.1
720,000		Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	717,230	0.1
15,000		Kinder Morgan Energy Partners L.P., 7.400%, 03/15/31	18,264	0.0
420,000		Kinder Morgan Energy Partners L.P., 7.750%, 03/15/32	531,338	0.1
1,403,000		Petro-Canada, 6.050%, 05/15/18	1,617,433	0.2
290,000	#,L	Petroleos Mexicanos, 3.125%, 01/23/19	297,685	0.0
778,000		Spectra Energy Capital, LLC, 8.000%, 10/01/19	954,675	0.1
1,050,000		Total Capital International SA, 1.550%, 06/28/17	1,061,341	0.1
780,000		Total Capital International SA, 3.750%, 04/10/24	798,395	0.1
423,000		Transocean, Inc., 3.800%, 10/15/22	405,171	0.1
			12,742,536	1.4

		Financial: 4.6%
850,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	805,217	0.1
1,520,000		American International Group, Inc., 4.875%, 06/01/22	1,667,464	0.2
265,000		Allstate Corp./The, 5.750%, 08/15/53	278,747	0.0
892,000		American Express Co., 5.500%, 09/12/16	988,323	0.1

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
630,000		American International Group, Inc., 4.125%, 02/15/24	$644,733	0.1
850,000	#	American Tower Trust I, 3.070%, 03/15/48	815,569	0.1
521,000	#	Banco Bradesco S.A./Cayman Islands, 6.750%, 09/29/19	590,033	0.1
710,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	755,263	0.1
1,425,000		Bank of America Corp., 4.125%, 01/22/24	1,444,159	0.2
1,090,000		Bank of America Corp., 4.100%, 07/24/23	1,107,889	0.1
617,000		Bank of America Corp., 5.490%, 03/15/19	686,274	0.1
420,000		Bank of America Corp., 7.375%, 05/15/14	423,353	0.0
590,000		Bank of America Corp., 7.625%, 06/01/19	727,164	0.1
740,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 4.100%, 09/09/23	767,543	0.1
690,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	757,275	0.1
558,000	#	BNP Paribas, 7.195%, 06/29/49	598,455	0.1
365,000		Boston Properties, Inc., 5.000%, 06/01/15	382,673	0.0
754,000	#	BPCE S.A., 12.500%, 08/29/49	980,200	0.1
1,268,000		Capital One Financial Corp., 6.150%, 09/01/16	1,416,031	0.2
1,274,000		Chubb Corp., 6.375%, 03/29/67	1,420,510	0.2
1,490,000		Citigroup, Inc., 2.500%, 09/26/18	1,500,084	0.2
610,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	681,192	0.1
680,000	#	Credit Suisse AG, 6.500%, 08/08/23	748,000	0.1
800,000		Credit Suisse New York, 5.500%, 05/01/14	803,392	0.1
430,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	441,785	0.0
761,000		ERP Operating L.P., 4.625%, 12/15/21	824,102	0.1
210,000		ERP Operating L.P., 5.375%, 08/01/16	230,976	0.0
431,000		General Electric Capital Corp., 3.100%, 01/09/23	422,616	0.0
760,000		General Electric Capital Corp., 2.300%, 01/14/19	767,909	0.1
1,113,000		Goldman Sachs Group, Inc., 5.625%, 01/15/17	1,229,682	0.1
615,000		HCP, Inc., 5.375%, 02/01/21	689,608	0.1
572,000		HSBC Holdings PLC, 5.100%, 04/05/21	640,577	0.1
200,000		HSBC Holdings PLC, 5.250%, 03/14/44	202,997	0.0
1,085,000		JPMorgan Chase & Co., 3.200%, 01/25/23	1,054,237	0.1
258,000		JPMorgan Chase & Co., 3.250%, 09/23/22	254,654	0.0
1,020,000		JPMorgan Chase & Co., 6.300%, 04/23/19	1,200,867	0.1
483,000	#	Liberty Mutual Group, Inc., 4.250%, 06/15/23	491,167	0.1
780,000		Marsh & McLennan Cos, Inc., 4.800%, 07/15/21	854,048	0.1
470,000	#	Metropolitan Life Global Funding I, 5.125%, 06/10/14	474,308	0.1
1,730,000		Morgan Stanley, 6.625%, 04/01/18	2,019,042	0.2
932,000		PNC Funding Corp., 5.625%, 02/01/17	1,032,595	0.1
208,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	212,500	0.0
400,000	#	Santander US Debt SA Unipersonal, 3.781%, 10/07/15	413,879	0.0
1,228,000		Simon Property Group L.P., 5.875%, 03/01/17	1,376,947	0.2
374,000		SunTrust Banks, Inc., 2.350%, 11/01/18	374,644	0.0
820,000	#	Svenska Handelsbanken AB, 4.875%, 06/10/14	826,995	0.1
200,000	#	Swedbank AB, 2.125%, 09/29/17	202,334	0.0
662,000		US Bancorp/MN, 3.700%, 01/30/24	672,419	0.1
687,000		Wachovia Corp., 5.250%, 08/01/14	697,971	0.1
840,000	#	WEA Finance, LLC, 4.625%, 05/10/21	920,656	0.1
227,000	#	WEA Finance, LLC, 6.750%, 09/02/19	273,274	0.0
930,000		Wells Fargo & Co., 2.100%, 05/08/17	953,124	0.1
430,000	#	ZFS Finance USA Trust V, 6.500%, 05/09/37	463,325	0.0
			41,208,781	4.6

		Industrial: 0.4%
259,000		ABB Finance USA, Inc., 2.875%, 05/08/22	252,354	0.0
873,000	#	Atlas Copco AB, 5.600%, 05/22/17	986,785	0.1
772,000	#	BAE Systems Holdings, Inc., 5.200%, 08/15/15	815,337	0.1
710,000		General Electric Co., 2.700%, 10/09/22	689,528	0.1

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
360,000		United Technologies Corp., 3.100%, 06/01/22	$360,053	0.1
			3,104,057	0.4

		Technology: 0.0%
308,000		Apple, Inc., 3.850%, 05/04/43	274,272	0.0

		Utilities: 0.6%
480,000	#	MidAmerican Energy Holdings Co., 3.750%, 11/15/23	478,541	0.1
377,000		Midamerican Funding, LLC, 6.927%, 03/01/29	471,708	0.0
669,000		Oncor Electric Delivery Co., 7.000%, 09/01/22	832,913	0.1
730,000		Pacific Gas & Electric Co., 4.600%, 06/15/43	734,518	0.1
730,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	707,695	0.1
249,000		PPL Capital Funding, Inc., 5.000%, 03/15/44	253,231	0.0
907,000		Progress Energy, Inc., 3.150%, 04/01/22	892,643	0.1
765,000		PSEG Power, LLC, 5.320%, 09/15/16	843,191	0.1
			5,214,440	0.6

	Total Corporate Bonds/Notes
	(Cost $91,278,336)		96,926,908	10.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
18,525	#	BlackRock Capital Finance LP, 7.750%, 09/25/26	2,138	0.0
2,050,000		Citigroup Commercial Mortgage Trust, 5.694%, 12/10/49	2,286,465	0.3
1,442,297		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	1,594,208	0.2
138,668		Freddie Mac, 4.186%, 08/25/19	151,430	0.0
122,000		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	131,481	0.0
2,777,671	L	GS Mortgage Securities Corp. II, 5.819%, 08/10/45	3,084,302	0.3
1,180,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, 07/15/42	1,226,647	0.1
1,452,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, 09/12/37	1,521,644	0.2
104,396		JPMorgan Chase Commercial Mortgage Securities Corp., 5.546%, 05/15/41	104,277	0.0
1,278,215		JPMorgan Chase Commercial Mortgage Securities Corp., 5.815%, 06/15/49	1,415,320	0.2
1,724,216		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.745%, 06/12/50	1,909,950	0.2
1,887,891	#,^	Morgan Stanley Capital I, 0.575%, 11/15/30	30,344	0.0
819,740	#	Spirit Master Funding, LLC, 5.050%, 07/20/23	839,496	0.1
964,409		Wachovia Bank Commercial Mortgage Trust, 5.724%, 06/15/49	1,064,788	0.1
1,200,000		Wachovia Bank Commercial Mortgage Trust, 5.953%, 02/15/51	1,316,998	0.2
315,694		W3A Funding Corp., 8.090%, 01/02/17	315,407	0.0

	Total Collateralized Mortgage Obligations
	(Cost $16,281,798)		16,994,895	1.9

MUNICIPAL BONDS: 0.1%
		New Jersey: 0.1%
900,000		New Jersey State Turnpike Authority, 7.414%, 01/01/40	1,263,456	0.1

	Total Municipal Bonds
	(Cost $934,849)		1,263,456	0.1

ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.2%
894,999	#	Bayview Financial Revolving Mortgage Loan Trust, 1.753%, 12/28/40	592,363	0.1
411,528		GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	392,314	0.0
962,639		Residential Funding Mortgage Securities II, Inc., 5.320%, 12/25/35	780,441	0.1
			1,765,118	0.2

		Other Asset-Backed Securities: 0.4%
23,372	#	CT CDO III Ltd., 5.160%, 06/25/35	23,372	0.0
603,610	#	Race Point IV CLO Ltd., 0.438%, 08/01/21	597,708	0.1
249,069		Small Business Administration, 4.770%, 04/01/24	265,172	0.0
360,078		Small Business Administration, 4.990%, 09/01/24	390,169	0.0

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,410,828		Small Business Administration, 5.110%, 08/01/25	$1,529,283	0.2
415,386		Small Business Administration, 5.180%, 05/01/24	450,537	0.1
			3,256,241	0.4

	Total Asset-Backed Securities
	(Cost $5,322,435)		5,021,359	0.6

U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury Bonds: 2.8%
24,000		4.500%, due 02/15/36	28,170	0.0
17,313,500		4.500%, due 08/15/39	20,365,004	2.3
792,000		5.000%, due 05/15/37	994,703	0.1
131,000		5.250%, due 02/15/29	163,863	0.0
258,000		5.375%, due 02/15/31	329,958	0.0
125,000		6.000%, due 02/15/26	164,395	0.0
390,000		6.750%, due 08/15/26	546,244	0.1
390,000		8.000%, due 11/15/21	544,156	0.1
1,444,000		8.500%, due 02/15/20	1,971,962	0.2
			25,108,455	2.8

		U.S. Treasury Notes: 9.9%
3,304,000		0.500%, due 08/15/14	3,309,485	0.4
28,325,000		0.875%, due 12/31/16	28,395,812	3.2
2,011,900		2.750%, due 02/15/19	2,113,282	0.2
25,641,000		2.125%, due 05/31/15	26,226,435	2.9
663,000		2.625%, due 02/29/16	691,332	0.1
4,607,000		3.125%, due 05/15/19	4,916,535	0.6
17,096,000		3.125%, due 05/15/21	18,012,910	2.0
2,588,000		3.500%, due 05/15/20	2,804,644	0.3
183,000		3.750%, due 11/15/18	200,721	0.0
485,000		4.750%, due 08/15/17	544,034	0.1
978,000		5.125%, due 05/15/16	1,073,966	0.1
57,000		9.875%, due 11/15/15	65,865	0.0
			88,355,021	9.9

	Total U.S. Treasury Obligations
	(Cost $112,112,343)		113,463,476	12.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.9%
		Federal Home Loan Mortgage Corporation: 3.5%##
308,000		1.869%, due 11/25/19	301,248	0.1
141,415		2.303%, due 09/25/18	144,016	0.0
392,000		2.412%, due 08/25/18	401,792	0.1
220,000		2.682%, due 10/25/22	214,269	0.0
1,651,846		3.000%, due 10/01/42	1,595,277	0.2
1,436,989		3.000%, due 04/01/43	1,388,436	0.2
208,965		3.000%, due 04/01/43	201,928	0.0
250,390		3.000%, due 05/01/43	241,957	0.0
561,954		3.000%, due 05/01/43	542,961	0.1
244,923		3.000%, due 05/01/43	236,645	0.0
427,398		3.000%, due 05/01/43	413,002	0.1
224,000		3.034%, due 10/25/20	231,101	0.0
97,000		3.154%, due 02/25/18	102,405	0.0
162,000		3.320%, due 02/25/23	164,546	0.0
716,000		3.458%, due 08/25/23	731,318	0.1
803,991		3.500%, due 02/01/42	809,219	0.1
479,410		3.500%, due 04/01/42	483,256	0.1
652,361		3.500%, due 12/01/42	656,815	0.1
678,675		3.500%, due 12/01/42	683,303	0.1
352,111		3.500%, due 04/01/43	354,517	0.1
58,396		3.500%, due 07/01/43	58,843	0.0
424,156		3.500%, due 07/01/43	427,404	0.1
814,735		3.500%, due 08/01/43	820,974	0.1
879,000		3.808%, due 08/25/20	941,887	0.1
264,180		3.882%, due 11/25/17	283,338	0.0
1,293,839		4.000%, due 11/01/40	1,345,224	0.2
2,335,000	W	4.000%, due 12/15/40	2,414,627	0.3
1,732,188		4.000%, due 01/01/41	1,801,084	0.2
1,441,457		4.000%, due 11/01/43	1,498,706	0.2
118,184		4.500%, due 08/01/18	125,180	0.0
144,995		4.500%, due 11/01/18	153,561	0.0
399,158		4.500%, due 01/01/19	422,899	0.1
545,422		4.500%, due 08/01/24	584,918	0.1
68,572		4.500%, due 04/01/35	73,519	0.0
514,463		4.500%, due 07/01/39	549,606	0.1
258,171		4.500%, due 09/01/39	275,780	0.0
155,742		4.500%, due 10/01/39	166,375	0.0
14,190		5.000%, due 03/01/18	15,075	0.0
50,866		5.000%, due 05/01/18	54,040	0.0
70,001		5.000%, due 05/01/18	74,353	0.0
123,913		5.000%, due 02/01/19	131,663	0.0
639,428		5.000%, due 09/01/33	698,546	0.1
170,154		5.000%, due 03/01/34	187,405	0.0
81,239		5.000%, due 04/01/34	88,731	0.0
113,898		5.000%, due 08/01/35	124,090	0.0
203,773		5.000%, due 10/01/35	223,226	0.0
126,934		5.000%, due 11/01/35	138,188	0.0
122,067		5.000%, due 12/01/36	133,011	0.0
921,604		5.000%, due 07/01/39	1,002,662	0.1
1,064,000		5.085%, due 03/25/19	1,201,054	0.2
160,594		5.500%, due 01/01/19	171,257	0.0
14,041		5.500%, due 07/01/19	14,975	0.0
25,441		5.500%, due 08/01/19	27,131	0.0
1,916		5.500%, due 02/01/20	2,088	0.0
21,008		5.500%, due 10/01/21	22,864	0.0
4,682		5.500%, due 10/01/24	5,185	0.0
181,352		5.500%, due 06/01/25	201,167	0.0
97,033		5.500%, due 07/01/25	107,712	0.0
147,557		5.500%, due 08/01/25	163,729	0.0
24,442		5.500%, due 09/01/25	27,117	0.0
260,261		5.500%, due 12/01/33	292,113	0.0
268,981		5.500%, due 12/01/33	298,390	0.0
515,139		5.500%, due 01/01/34	571,709	0.1
101,177		5.500%, due 04/01/34	112,852	0.0
63,494		5.500%, due 11/01/34	70,337	0.0
46,367		5.500%, due 05/01/35	51,384	0.0
103,531		5.500%, due 09/01/35	114,572	0.0
12,009		5.500%, due 10/01/35	13,295	0.0
52,551		5.500%, due 02/01/37	58,493	0.0
3,521		6.000%, due 04/01/16	3,635	0.0
21,725		6.000%, due 04/01/17	22,864	0.0
15,339		6.000%, due 07/01/17	15,958	0.0
18,385		6.000%, due 10/01/17	19,158	0.0
60,508		6.000%, due 08/01/19	64,776	0.0
167,743		6.000%, due 08/01/19	178,681	0.0
7,421		6.000%, due 09/01/19	7,881	0.0
42,364		6.000%, due 05/01/21	45,592	0.0
189,856		6.000%, due 02/01/23	210,873	0.0
20,971		6.000%, due 12/01/25	23,295	0.0

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
49,117		6.000%, due 02/01/26	$54,520	0.0
142,239		6.000%, due 04/01/34	160,113	0.0
12,856		6.000%, due 05/01/34	14,308	0.0
37,143		6.000%, due 07/01/34	41,737	0.0
12,961		6.000%, due 07/01/34	14,612	0.0
29,482		6.000%, due 07/01/34	32,800	0.0
342,125		6.000%, due 08/01/34	385,163	0.1
10,738		6.000%, due 08/01/34	12,086	0.0
35,545		6.000%, due 08/01/34	39,557	0.0
7,157		6.000%, due 08/01/34	7,951	0.0
24,135		6.000%, due 09/01/34	26,863	0.0
76,925		6.000%, due 07/01/35	86,599	0.0
154,129		6.000%, due 08/01/35	173,515	0.0
190,765		6.000%, due 11/01/35	214,153	0.0
103,936		6.000%, due 03/01/36	116,556	0.0
184,850		6.000%, due 10/01/36	208,508	0.0
21,691		6.000%, due 03/01/37	24,090	0.0
46,049		6.000%, due 05/01/37	51,065	0.0
12,994		6.500%, due 05/01/34	14,613	0.0
25,226		6.500%, due 05/01/34	28,318	0.0
53,152		6.500%, due 06/01/34	59,669	0.0
11,247		6.500%, due 06/01/34	12,639	0.0
29,259		6.500%, due 06/01/34	32,897	0.0
209,177		6.500%, due 08/01/34	234,770	0.0
22,597		6.500%, due 08/01/34	25,371	0.0
3,355		6.500%, due 08/01/34	3,771	0.0
70,606		6.500%, due 08/01/34	79,237	0.0
12,999		6.500%, due 08/01/34	14,588	0.0
66,379		6.500%, due 10/01/34	75,391	0.0
714		6.500%, due 11/01/34	803	0.0
3,126		6.500%, due 09/01/35	3,506	0.0
108,208		6.500%, due 05/01/37	122,309	0.0
109,182		6.500%, due 07/01/37	123,470	0.0
43,145		6.500%, due 07/01/37	48,497	0.0
21,987		6.500%, due 02/01/38	24,673	0.0
			31,401,781	3.5

		Federal National Mortgage Association: 6.4%##
246,523		2.410%, due 05/01/23	235,796	0.0
392,766		2.500%, due 02/01/28	393,051	0.1
231,411		2.500%, due 05/01/28	231,579	0.0
136,026		2.550%, due 05/01/23	131,475	0.0
700,000		2.578%, due 09/25/18	722,364	0.1
3,500,000	W	3.000%, due 10/25/26	3,586,406	0.4
165,143		3.000%, due 03/01/27	170,114	0.0
511,139		3.000%, due 04/01/27	526,530	0.1
113,381		3.500%, due 11/01/41	114,243	0.0
214,540		3.500%, due 01/01/42	216,305	0.0
74,044		3.500%, due 01/01/42	74,653	0.0
665,498		3.500%, due 01/01/42	670,539	0.1
1,113,810		3.500%, due 04/01/43	1,121,791	0.1
2,257,524		3.500%, due 05/01/43	2,277,029	0.3
719,089		3.500%, due 06/01/43	725,302	0.1
1,793,778		3.500%, due 07/01/43	1,809,277	0.2
2,880,598		3.500%, due 09/01/43	2,905,487	0.3
115,761		3.800%, due 02/01/18	123,375	0.0
137,043		3.849%, due 07/01/18	147,920	0.0
95,799		3.910%, due 02/01/18	103,260	0.0
9,803,000	W	4.000%, due 02/25/39	10,156,827	1.2
225,221		4.000%, due 02/01/41	234,519	0.0
44,835		4.500%, due 04/01/18	47,586	0.0
119,436		4.500%, due 06/01/18	126,763	0.0
14,983		4.500%, due 07/01/18	15,904	0.0
117,500		4.500%, due 03/01/19	124,731	0.0
55,746		4.500%, due 04/01/20	59,262	0.0
358,802		4.500%, due 08/01/33	384,612	0.1
1,091,231		4.500%, due 03/01/34	1,169,564	0.2
3,777,000	W	4.500%, due 05/15/35	4,016,604	0.5
488,478		4.500%, due 02/01/41	523,836	0.1
488,144		4.500%, due 04/01/41	523,668	0.1
111,878		4.600%, due 09/01/19	123,297	0.0
75,282		4.787%, due 08/01/14	75,664	0.0
260,062		4.880%, due 03/01/20	282,464	0.1
293,040		4.908%, due 04/01/15	300,530	0.1
248,000		4.940%, due 08/01/15	257,089	0.0
85,841		5.000%, due 11/01/17	91,446	0.0
282,527		5.000%, due 02/01/18	301,035	0.1
316,521		5.000%, due 12/01/18	337,271	0.1
115,527		5.000%, due 07/01/19	123,832	0.0
154,784		5.000%, due 12/01/20	166,720	0.0
139,526		5.000%, due 11/01/33	153,078	0.0
153,654		5.000%, due 03/01/34	168,586	0.0
82,527		5.000%, due 05/01/34	90,393	0.0
83,871		5.000%, due 08/01/34	91,777	0.0
243,650		5.000%, due 09/01/34	266,586	0.0
203,528		5.000%, due 06/01/35	222,050	0.0
233,804		5.000%, due 07/01/35	255,663	0.0
444,420		5.000%, due 07/01/35	485,524	0.1
169,060		5.000%, due 08/01/35	184,691	0.0
70,919		5.000%, due 09/01/35	77,508	0.0
679,135		5.000%, due 10/01/35	742,253	0.1
116,717		5.000%, due 07/01/39	128,142	0.0
373,483		5.000%, due 10/01/39	409,861	0.1
135,938		5.000%, due 11/01/39	149,346	0.0
64,817		5.000%, due 11/01/40	71,074	0.0
109,940		5.000%, due 11/01/40	120,167	0.0
77,953		5.000%, due 01/01/41	85,433	0.0
109,299		5.000%, due 03/01/41	119,896	0.0
7,749		5.190%, due 11/01/15	8,145	0.0
326,914		5.370%, due 05/01/18	368,828	0.1
38,769		5.450%, due 04/01/17	43,032	0.0
258,320		5.463%, due 11/01/15	272,033	0.0
114,021		5.500%, due 11/01/17	121,639	0.0
69,670		5.500%, due 01/01/18	74,334	0.0
114,569		5.500%, due 02/01/18	122,226	0.0
150,165		5.500%, due 06/01/19	161,584	0.0
63,637		5.500%, due 07/01/19	67,931	0.0
14,761		5.500%, due 07/01/19	15,757	0.0
82,442		5.500%, due 07/01/19	88,649	0.0
83,214		5.500%, due 08/01/19	89,539	0.0
26,659		5.500%, due 09/01/19	28,665	0.0
77,177		5.500%, due 09/01/19	83,036	0.0
242,145		5.500%, due 02/01/33	269,450	0.0
3,156		5.500%, due 03/01/33	3,508	0.0
9,070		5.500%, due 05/01/33	10,076	0.0
253,988		5.500%, due 06/01/33	284,327	0.1
101,834		5.500%, due 06/01/33	113,368	0.0
648,693		5.500%, due 07/01/33	722,569	0.1
23,130		5.500%, due 07/01/33	25,743	0.0
191,413		5.500%, due 11/01/33	213,164	0.0
58,365		5.500%, due 12/01/33	64,917	0.0
50,122		5.500%, due 01/01/34	55,691	0.0
84,503		5.500%, due 01/01/34	94,074	0.0
137,220		5.500%, due 01/01/34	152,514	0.0
58,458		5.500%, due 02/01/34	64,939	0.0
184,857		5.500%, due 02/01/34	205,774	0.0

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
133,776	5.500%, due 02/01/34	$148,698	0.0
65,572	5.500%, due 02/01/34	72,525	0.0
45,569	5.500%, due 03/01/34	51,277	0.0
46,769	5.500%, due 03/01/34	52,633	0.0
54,807	5.500%, due 04/01/34	60,929	0.0
61,353	5.500%, due 04/01/34	68,156	0.0
156,599	5.500%, due 05/01/34	174,882	0.0
148,777	5.500%, due 05/01/34	166,008	0.0
110,435	5.500%, due 05/01/34	122,785	0.0
225,173	5.500%, due 05/01/34	251,253	0.0
38,236	5.500%, due 06/01/34	42,487	0.0
45,324	5.500%, due 07/01/34	50,371	0.0
44,445	5.500%, due 07/01/34	49,411	0.0
40,106	5.500%, due 07/01/34	44,572	0.0
353,967	5.500%, due 07/01/34	393,397	0.1
77,513	5.500%, due 07/01/34	86,176	0.0
21,701	5.500%, due 07/01/34	24,114	0.0
69,440	5.500%, due 07/01/34	77,217	0.0
81,665	5.500%, due 09/01/34	90,071	0.0
196,841	5.500%, due 09/01/34	218,794	0.0
383,117	5.500%, due 09/01/34	425,556	0.1
48,623	5.500%, due 09/01/34	53,613	0.0
8,600	5.500%, due 09/01/34	9,551	0.0
4,884	5.500%, due 09/01/34	5,393	0.0
23,515	5.500%, due 09/01/34	26,136	0.0
57,213	5.500%, due 09/01/34	63,180	0.0
107,486	5.500%, due 09/01/34	119,413	0.0
286,586	5.500%, due 10/01/34	318,448	0.1
231,796	5.500%, due 10/01/34	257,615	0.0
115,045	5.500%, due 10/01/34	127,811	0.0
1,091	5.500%, due 11/01/34	1,220	0.0
289,470	5.500%, due 11/01/34	320,364	0.1
144,076	5.500%, due 11/01/34	158,839	0.0
429,939	5.500%, due 12/01/34	477,670	0.1
184,250	5.500%, due 12/01/34	203,827	0.0
13,150	5.500%, due 02/01/35	14,629	0.0
116,158	5.500%, due 04/01/35	128,895	0.0
4,417	5.500%, due 04/01/35	4,901	0.0
432,715	5.500%, due 09/01/35	480,864	0.1
106,014	5.500%, due 08/01/38	117,007	0.0
287,118	5.662%, due 02/01/16	306,925	0.1
173,472	5.732%, due 07/01/16	189,699	0.0
44,394	6.000%, due 02/01/17	46,753	0.0
1,651	6.000%, due 03/01/17	1,733	0.0
55,427	6.000%, due 08/01/17	58,354	0.0
28,361	6.000%, due 03/01/18	30,065	0.0
247,695	6.000%, due 11/01/18	262,585	0.0
33,810	6.000%, due 01/01/21	36,383	0.0
16,032	6.000%, due 01/01/34	17,948	0.0
35,041	6.000%, due 03/01/34	39,587	0.0
36,650	6.000%, due 03/01/34	41,186	0.0
201,704	6.000%, due 04/01/34	226,479	0.0
109,388	6.000%, due 04/01/34	121,951	0.0
328,305	6.000%, due 04/01/34	368,746	0.1
9,596	6.000%, due 05/01/34	10,705	0.0
49,356	6.000%, due 05/01/34	55,509	0.0
33,825	6.000%, due 06/01/34	37,716	0.0
34,594	6.000%, due 06/01/34	38,489	0.0
148,568	6.000%, due 06/01/34	166,889	0.0
245,226	6.000%, due 06/01/34	274,509	0.1
282,912	6.000%, due 06/01/34	314,828	0.1
117,611	6.000%, due 07/01/34	132,263	0.0
81,395	6.000%, due 07/01/34	91,985	0.0
133,035	6.000%, due 07/01/34	149,325	0.0
16,307	6.000%, due 07/01/34	18,442	0.0
108,512	6.000%, due 07/01/34	121,868	0.0
22,584	6.000%, due 08/01/34	25,188	0.0
184,621	6.000%, due 08/01/34	206,190	0.0
286,112	6.000%, due 08/01/34	321,497	0.1
10,623	6.000%, due 08/01/34	11,950	0.0
50,967	6.000%, due 10/01/34	57,374	0.0
201,202	6.000%, due 10/01/34	224,970	0.0
125,553	6.000%, due 10/01/34	141,233	0.0
8,979	6.000%, due 11/01/34	9,996	0.0
42,419	6.000%, due 11/01/34	47,697	0.0
75,791	6.000%, due 04/01/35	84,528	0.0
3,717	6.000%, due 08/01/35	4,166	0.0
70,000	6.000%, due 09/01/35	78,605	0.0
14,380	6.000%, due 09/01/35	16,145	0.0
59,862	6.000%, due 10/01/35	67,085	0.0
84,115	6.000%, due 10/01/35	95,028	0.0
1,756	6.000%, due 11/01/35	1,963	0.0
81,915	6.000%, due 12/01/35	92,305	0.0
387,335	6.000%, due 12/01/35	433,942	0.1
98,318	6.000%, due 12/01/35	110,287	0.0
1,850	6.000%, due 02/01/36	2,077	0.0
139,821	6.000%, due 03/01/36	156,220	0.0
187,388	6.000%, due 04/01/36	210,508	0.0
2,732	6.000%, due 06/01/36	3,056	0.0
104,650	6.000%, due 07/01/37	116,965	0.0
93,389	6.500%, due 06/01/31	105,315	0.0
296	6.500%, due 07/01/31	333	0.0
3,780	6.500%, due 07/01/31	4,250	0.0
180	6.500%, due 08/01/31	202	0.0
73,388	6.500%, due 09/01/31	82,337	0.0
35,407	6.500%, due 12/01/31	39,724	0.0
1,005	6.500%, due 01/01/32	1,152	0.0
1,393	6.500%, due 02/01/32	1,566	0.0
170,547	6.500%, due 07/01/32	192,906	0.0
255,296	6.500%, due 08/01/32	287,735	0.1
195,938	6.500%, due 01/01/33	223,334	0.0
39,766	6.500%, due 04/01/34	44,684	0.0
279,611	6.500%, due 08/01/34	314,207	0.1
636	6.500%, due 04/01/36	716	0.0
85,125	6.500%, due 05/01/36	97,059	0.0
29,221	6.500%, due 01/01/37	32,785	0.0
122,982	6.500%, due 02/01/37	137,979	0.0
4,275	6.500%, due 02/01/37	4,797	0.0
9,765	6.500%, due 02/01/37	10,956	0.0
239,164	6.500%, due 07/01/37	268,357	0.0
20,692	7.500%, due 02/01/30	24,712	0.0
62,548	7.500%, due 03/01/31	70,784	0.0
2,452	7.500%, due 11/01/31	2,898	0.0
436	7.500%, due 02/01/32	523	0.0
		56,567,156	6.4

	Government National Mortgage Association: 1.9%
622,546	3.000%, due 02/15/43	613,518	0.1
1,271,089	3.000%, due 06/20/43	1,253,597	0.1
583,840	3.000%, due 07/20/43	575,805	0.1
372,685	3.500%, due 12/15/41	381,860	0.1
244,257	3.500%, due 02/15/42	249,742	0.0
2,072,636	3.500%, due 07/01/42	2,118,898	0.2
1,817,695	3.500%, due 06/20/43	1,858,191	0.2
1,746,459	4.000%, due 01/20/41	1,839,223	0.2

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
440,400		4.000%, due 02/20/41	$463,769	0.1
328,394		4.000%, due 04/20/41	345,806	0.0
554,458		4.000%, due 02/20/42	583,590	0.1
29,065		4.500%, due 07/20/33	31,624	0.0
41,577		4.500%, due 09/15/33	45,321	0.0
200,654		4.500%, due 09/20/33	218,321	0.0
64,789		4.500%, due 12/20/34	70,493	0.0
905,000		4.500%, due 05/01/39	973,299	0.1
610,270		4.500%, due 11/15/39	659,919	0.1
451,995		4.500%, due 03/15/40	490,833	0.1
749,096		4.500%, due 04/15/40	812,329	0.1
284,824		4.500%, due 06/15/40	309,522	0.0
409,893		4.500%, due 01/20/41	443,211	0.1
29,935		5.000%, due 07/20/33	32,931	0.0
60,488		5.000%, due 03/15/34	66,804	0.0
178,680		5.000%, due 06/15/34	197,340	0.0
49,230		5.000%, due 10/15/34	54,215	0.0
276,687		5.500%, due 11/15/32	307,030	0.0
770,472		5.500%, due 05/15/33	860,769	0.1
27,968		5.500%, due 08/15/33	31,301	0.0
15,852		5.500%, due 12/15/33	17,925	0.0
4,921		6.000%, due 09/15/32	5,675	0.0
132,112		6.000%, due 09/15/32	149,598	0.0
12,910		6.000%, due 10/15/32	14,888	0.0
1,456		6.000%, due 10/15/32	1,678	0.0
319,151		6.000%, due 04/15/33	368,024	0.1
8,849		6.000%, due 04/15/34	10,184	0.0
58,463		6.000%, due 07/15/34	66,920	0.0
147,042		6.000%, due 07/15/34	169,217	0.0
73,203		6.000%, due 07/15/34	84,018	0.0
44,073		6.000%, due 09/15/34	49,440	0.0
144,130		6.000%, due 11/20/34	165,935	0.0
199,674		6.000%, due 02/20/35	232,551	0.0
40,075		6.000%, due 04/20/35	45,076	0.0
			17,270,390	1.9

		Other U.S. Agency Obligations: 0.1%
425,000		9.650%, due 11/02/18	571,289	0.1

	Total U.S. Government Agency Obligations
	(Cost $103,041,397)		105,810,616	11.9

FOREIGN GOVERNMENT BONDS: 1.0%
456,000	#	Achmea Hypotheekbank NV, 3.200%, 11/03/14	463,820	0.0
482,000		Asian Development Bank, 1.125%, 03/15/17	484,325	0.0
800,000		Asian Development Bank, 2.750%, 05/21/14	802,722	0.1
248,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 3.750%, 11/04/20	252,198	0.0
820,000	#	Iceland Government International Bond, 4.875%, 06/16/16	866,161	0.1
1,400,000		KFW, 4.875%, 06/17/19	1,600,914	0.2
1,156,000		Mexico Government International Bond, 4.750%, 03/08/44	1,103,980	0.1
102,000		Peruvian Government International Bond, 7.350%, 07/21/25	131,708	0.0
646,000		Petroleos Mexicanos, 8.000%, 05/03/19	791,350	0.1
478,225	#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, 09/30/16	510,505	0.1
611,000	#	Societe Financement de l'Economie Francaise, 3.375%, 05/05/14	612,748	0.1
1,530,000	#	Temasek Financial I Ltd., 2.375%, 01/23/23	1,412,822	0.2

	Total Foreign Government Bonds
	(Cost $8,741,844)		9,033,253	1.0

	Total Long-Term Investments
	(Cost $717,002,687)		877,703,041	98.6

SHORT-TERM INVESTMENTS: 1.1%
		Securities Lending Collateralcc(1): 1.1%
1,218,511		Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,218,513, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,242,884, due 01/31/16-11/01/43)	1,218,511	0.1
2,245,797		Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $2,245,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $2,290,713, due 04/03/14-02/15/41)	2,245,797	0.3

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
2,245,797	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $2,245,804, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,290,713, due 03/27/17-03/01/48)	$2,245,797	0.2
1,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,500,003, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,530,000, due 06/30/17)	1,500,000	0.2
2,245,797	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $2,245,803, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,290,713, due 04/01/14-05/01/47)	2,245,797	0.3
		9,455,902	1.1

	Total Short-Term Investments
	(Cost $9,455,902)	9,455,902	1.1

	Total Investments in Securities (Cost $726,458,589)	$887,158,943	99.7
	Assets in Excess of Other Liabilities	2,883,251	0.3
	Net Assets	$890,042,194	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $738,307,256.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$165,218,260
Gross Unrealized Depreciation	(16,366,573)

Net Unrealized Appreciation	$148,851,687

PORTFOLIO OF INVESTMENTS
VY MFS Total Return Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$62,770,746	$–	$–	$62,770,746
Consumer Staples	53,851,034	15,133,284	–	68,984,318
Energy	45,473,901	2,623,104	–	48,097,005
Financials	107,417,591	8,808,716	–	116,226,307
Health Care	65,170,206	3,750,708	–	68,920,914
Industrials	63,895,445	1,495,904	–	65,391,349
Information Technology	46,946,396	910,278	–	47,856,674
Materials	12,114,996	921,277	–	13,036,273
Telecommunication Services	16,250,643	3,014,383	–	19,265,026
Utilities	10,448,918	3,869,625	–	14,318,543
Total Common Stock	484,339,876	40,527,279	–	524,867,155
Preferred Stock	3,022,251	1,299,672	–	4,321,923
Corporate Bonds/Notes	–	96,926,908	–	96,926,908
Collateralized Mortgage Obligations	–	16,994,895	–	16,994,895
Municipal Bonds	–	1,263,456	–	1,263,456
Short-Term Investments	–	9,455,902	–	9,455,902
U.S. Treasury Obligations	–	113,463,476	–	113,463,476
U.S. Government Agency Obligations	–	105,810,616	–	105,810,616
Asset-Backed Securities	–	4,997,987	23,372	5,021,359
Foreign Government Bonds	–	9,033,253	–	9,033,253
Total Investments, at fair value	$487,362,127	$399,773,444	$23,372	$887,158,943

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY MFS Utilities Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.7%
		Consumer Discretionary: 10.3%
113,774	@	Altice SA	$5,069,022	0.8
3,643,300		Astro Malaysia Holdings Bhd	3,574,278	0.6
32,682		Charter Communications, Inc.	4,026,422	0.6
495,040		Comcast Corp. – Special Class A	24,138,150	3.7
73,437	@	Liberty Global PLC - Class A	3,054,979	0.4
221,745	@	Liberty Global PLC - Class C	9,027,239	1.4
159,640		Quebecor, Inc.	3,898,942	0.6
70,506		Time Warner Cable, Inc.	9,672,013	1.5
148,580		Twenty-First Century Fox, Inc. Class A	4,750,103	0.7
			67,211,148	10.3

		Energy: 14.8%
55,300		Anadarko Petroleum Corp.	4,687,228	0.7
50,310		Antero Resources Corp.	3,149,406	0.5
9,000		Cabot Oil & Gas Corp.	304,920	0.0
66,570	@	Cheniere Energy, Inc.	3,684,649	0.6
12,480		DCP Midstream Partners LP	625,248	0.1
145,520		Enbridge, Inc.	6,609,280	1.0
5,700		Energy Transfer Equity LP	266,475	0.0
18,500	@	Ensco PLC	976,430	0.1
4,740		Enterprise Products Partners L.P.	328,766	0.1
85,450		EQT Corp.	8,286,086	1.3
488,621		Kinder Morgan, Inc.	15,875,296	2.4
25,100		MarkWest Energy Partners L.P.	1,639,532	0.3
31,198		Noble Energy, Inc.	2,216,306	0.3
30,980	@	Noble Corp. PLC	1,014,285	0.2
170,750		Oneok, Inc.	10,116,938	1.5
65,690		ONEOK Partners L.P.	3,517,700	0.5
18,140		Plains All American Pipeline L.P.	999,877	0.2
12,340		Plains GP Holdings L.P.	345,273	0.1
48,470		Rice Energy, Inc.	1,279,123	0.2
22,120		SemGroup Corp.	1,452,842	0.2
212,540		Spectra Energy Corp.	7,851,228	1.2
3,435		Targa Resources Corp.	340,958	0.1
88,410		TransCanada Corp.	4,018,636	0.6
45,050		Western Gas Equity Partners L.P.	2,212,406	0.3
240,901		Williams Cos., Inc.	9,775,763	1.5
102,410		Williams Partners L.P.	5,216,765	0.8
			96,791,416	14.8

		Financials: 1.8%
140,170		American Tower Corp.	11,475,718	1.8

		Industrials: 1.3%
106,720		Covanta Holding Corp.	1,926,296	0.3
1,138,060		Snam Rete Gas S.p.A.	6,666,255	1.0
			8,592,551	1.3

		Telecommunication Services: 12.3%
3,842,120		Bezeq Israeli Telecommunication Corp., Ltd.	6,848,976	1.0
220,530	@	Cellcom Israel Ltd.	3,038,903	0.5
133,439		CenturyTel, Inc.	4,382,137	0.7
27,891		Empresa Nacional de Telecom	341,635	0.0
3,881		Iliad SA	1,119,062	0.2
11,000		KDDI Corp.	638,715	0.1
94,330		MegaFon OAO GDR	2,658,950	0.4
74,500		Mobile Telesystems OJSC	575,062	0.1
392,285		Mobile Telesystems OJSC ADR	6,861,065	1.0
86,216		Portugal Telecom SGPS S.A.	366,966	0.1
24,440		SBA Communications Corp.	2,223,062	0.3
693,876		TDC A/S	6,414,642	1.0
285,160		Telecom Italia S.p.A.	337,045	0.0
4,412,061		Telecom Italia S.p.A. RNC	4,140,318	0.6
127,150		Telefonica Brasil SA ADR	2,700,666	0.4
3,661,500		Telekomunikasi Indonesia Persero Tbk PT	715,716	0.1
121,199		Tim Participacoes SA ADR	3,146,326	0.5
767,840	@	Turkcell Iletisim Hizmet AS	4,301,085	0.7
135,390		Verizon Communications, Inc.	6,440,502	1.0
76,008		Verizon Communications, Inc. - VZC	3,614,932	0.5
1,885,155		Vodafone Group PLC	6,932,278	1.1
726,260		Windstream Holdings, Inc.	5,984,382	0.9
4,574,000		XL Axiata Tbk PT	1,777,992	0.3
121,170		Ziggo NV	5,381,124	0.8
			80,941,541	12.3

		Utilities: 53.2%
797,210		AES Corp.	11,384,159	1.7
142,600		AGL Energy Ltd.	2,010,870	0.3
13,320		AGL Resources, Inc.	652,147	0.1
1,793,000	@	Aksa Enerji Uretim AS	1,969,314	0.3
99,060		Allete, Inc.	5,192,725	0.8
92,660		Alliant Energy Corp.	5,264,015	0.8
35,330		Ameren Corp.	1,455,596	0.2
227,690		American Electric Power Co., Inc.	11,534,775	1.8
279,165		APA Group	1,663,838	0.3
837,160		Calpine Corp.	17,505,016	2.7
46,700		Canadian Utilities Ltd.	1,737,468	0.3

PORTFOLIO OF INVESTMENTS
VY MFS Utilities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
189,530	CenterPoint Energy, Inc.	$4,489,966	0.7
208,112	Centrica PLC	1,144,911	0.2
646,000	Cheung Kong Infrastructure Holdings Ltd.	4,131,400	0.6
1,890,000	China Longyuan Power Group Corp.	1,904,518	0.3
1,266,000	China Resources Gas Group Ltd.	4,035,760	0.6
152,900	Cia Paranaense de Energia ADR	2,004,519	0.3
458,200	Cia Paranaense de Energia	6,017,788	0.9
614,260	CMS Energy Corp.	17,985,533	2.7
292,600	CPFL Energia S.A.	2,395,993	0.4
148,440	Dominion Resources, Inc.	10,537,756	1.6
78,135	Drax Group PLC	999,025	0.2
134,730	DTE Energy Co.	10,009,092	1.5
109,930	Duke Energy Corp.	7,829,215	1.2
221,740	Edison International	12,552,701	1.9
1,348,600	EDP - Energias do Brasil S.A.	6,056,516	0.9
1,888,234	EDP Renovaveis S.A.	12,569,220	1.9
309,935	Enagas	9,428,359	1.4
263,742	Enel Green Power SpA	740,714	0.1
64,440	Enel S.p.A.	364,486	0.1
74,910	Energen Corp.	6,053,477	0.9
4,393,754	Energias de Portugal S.A.	20,398,708	3.1
165,520	Gas Natural SDG S.A.	4,656,672	0.7
310,779	Gaz de France	8,501,404	1.3
47,715	Iberdrola S.A.	333,886	0.1
446,683	@ Infinis Energy Plc	1,772,345	0.3
290,300	Infraestructura Energetica Nova SAB de CV	1,504,032	0.2
118,590	ITC Holdings Corp.	4,429,336	0.7
288,580	Light S.A.	2,370,706	0.4
156,747	National Grid PLC	2,153,940	0.3
190,149	NextEra Energy, Inc.	18,182,047	2.8
64,450	NiSource, Inc.	2,289,908	0.3
329,240	Northeast Utilities	14,980,420	2.3
630,639	NRG Energy, Inc.	20,054,320	3.1
25,370	NRG Yield, Inc.	1,002,876	0.2
241,050	OGE Energy Corp.	8,860,998	1.3
118,480	Pinnacle West Capital Corp.	6,476,117	1.0
198,650	Portland General Electric Co.	6,424,341	1.0
104,931	PPL Corp.	3,477,413	0.5
314,390	Public Service Enterprise Group, Inc.	11,990,835	1.8
66,370	Questar Corp.	1,578,279	0.2
72,643	Red Electrica de Espana	5,907,011	0.9
331,210	Scottish & Southern Energy PLC	8,112,627	1.2
110,370	Sempra Energy	10,679,401	1.6
63,700	Tractebel Energia S.A.	996,628	0.2
9,250	UIL Holdings Corp.	340,492	0.0
		349,095,614	53.2

	Total Common Stock
	(Cost $502,232,237)	614,107,988	93.7

PREFERRED STOCK: 4.4%
	Telecommunication Services: 0.2%
12,450	Crown Castle International Corp.	1,262,306	0.2

	Utilities: 4.2%
	Utilities: 4.2%
668,849	Cia Energetica de Minas Gerais	4,521,879	0.7
66,850	Dominion Resources, Inc./VA - Series A	3,843,875	0.6
68,980	Dominion Resources, Inc./VA - Series B	3,984,975	0.6
89,280	NextEra Energy, Inc.	5,475,542	0.8
175,870	PPL Corp.	9,620,089	1.5
		27,446,360	4.2

	Total Preferred Stock
	(Cost $27,050,516)	28,708,666	4.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.8%
	Communications: 0.7%
1,518,000	SBA Communications Corp., 4.000%, 10/01/14	4,535,974	0.7

	Utilities: 0.1%
910,000	# Viridian Group FundCo II, 11.125%, 04/01/17	1,001,000	0.1

	Total Corporate Bonds/Notes
	(Cost $2,497,228)	5,536,974	0.8

	Total Investments in Securities (Cost $531,779,981)	$648,353,628	98.9
	Assets in Excess of Other Liabilities	7,270,564	1.1
	Net Assets	$655,624,192	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PORTFOLIO OF INVESTMENTS
VY MFS Utilities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $531,817,603.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$135,295,778
Gross Unrealized Depreciation	(18,759,753)

Net Unrealized Appreciation	$116,536,025

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$63,636,870	$3,574,278	$–	$67,211,148
Energy	96,791,416	–	–	96,791,416
Financials	11,475,718	–	–	11,475,718
Industrials	1,926,296	6,666,255	–	8,592,551
Telecommunication Services	42,652,382	38,289,159	–	80,941,541
Utilities	258,068,951	91,026,663	–	349,095,614
Total Common Stock	474,551,633	139,556,355	–	614,107,988
Preferred Stock	17,826,271	10,882,395	–	28,708,666
Corporate Bonds/Notes	–	5,536,974	–	5,536,974
Total Investments, at fair value	$492,377,904	$155,975,724	$–	$648,353,628
Other Financial Instruments+
Forward Foreign Currency Contracts	–	254,673	–	254,673
Total Assets	$492,377,904	$156,230,397	$–	$648,608,301
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(581,995)	$–	$(581,995)
Total Liabilities	$–	$(581,995)	$–	$(581,995)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY MFS Utilities Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	13,116	Buy	04/11/14	$18,239	$18,069	$(170)
Barclays Bank PLC	British Pound	139,135	Buy	04/11/14	231,602	231,942	340
Barclays Bank PLC	EU Euro	4,591	Buy	04/11/14	6,315	6,324	9
Barclays Bank PLC	EU Euro	95,724	Buy	04/11/14	131,179	131,872	693
Barclays Bank PLC	British Pound	106,678	Buy	04/11/14	175,443	177,836	2,393
Barclays Bank PLC	EU Euro	86,306	Buy	04/11/14	117,323	118,898	1,575
Barclays Bank PLC	British Pound	186,331	Buy	04/11/14	304,020	310,620	6,600
Citigroup, Inc.	EU Euro	345,324	Buy	04/11/14	478,675	475,729	(2,946)
Citigroup, Inc.	EU Euro	222,536	Buy	04/11/14	303,022	306,571	3,549
Citigroup, Inc.	EU Euro	172,813	Buy	04/11/14	235,824	238,072	2,248
Citigroup, Inc.	EU Euro	385,930	Buy	04/11/14	525,173	531,668	6,495
Credit Suisse Group AG	EU Euro	161,038	Buy	04/11/14	221,211	221,850	639
Credit Suisse Group AG	British Pound	253,201	Buy	04/11/14	414,986	422,094	7,108
Credit Suisse Group AG	EU Euro	321,085	Buy	04/11/14	438,959	442,335	3,376

PORTFOLIO OF INVESTMENTS
VY MFS Utilities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	234,717	Buy	04/11/14	$325,358	$323,353	$(2,005)
Deutsche Bank AG	EU Euro	76,809	Buy	04/11/14	105,561	105,814	253
Deutsche Bank AG	British Pound	67,663	Buy	04/11/14	112,737	112,796	59
Deutsche Bank AG	EU Euro	161,301	Buy	04/11/14	221,678	222,213	535
Deutsche Bank AG	EU Euro	73,058	Buy	04/11/14	100,450	100,647	197
Deutsche Bank AG	EU Euro	130,654	Buy	04/11/14	178,657	179,994	1,337
Deutsche Bank AG	EU Euro	43,671	Buy	04/11/14	59,578	60,162	584
Deutsche Bank AG	EU Euro	656,060	Buy	04/11/14	890,880	903,807	12,927
Goldman Sachs & Co.	EU Euro	5,954	Buy	04/11/14	8,159	8,203	44
Goldman Sachs & Co.	EU Euro	30,459	Buy	04/11/14	41,230	41,961	731
Goldman Sachs & Co.	EU Euro	184,140	Buy	04/11/14	250,806	253,677	2,871
JPMorgan Chase & Co.	British Pound	1,196,000	Buy	04/11/14	1,994,661	1,993,768	(893)
Merrill Lynch	EU Euro	105,270	Buy	04/11/14	143,071	145,023	1,952
Merrill Lynch	EU Euro	68,193	Buy	04/11/14	93,006	93,945	939
Merrill Lynch	EU Euro	18,720	Buy	04/11/14	25,306	25,789	483
Royal Bank of Scotland Group PLC	EU Euro	50,773	Buy	04/11/14	69,413	69,946	533
UBS AG	EU Euro	252,988	Buy	04/11/14	349,009	348,523	(486)
UBS AG	EU Euro	583,128	Buy	04/11/14	810,644	803,334	(7,310)
UBS AG	EU Euro	476,655	Buy	04/11/14	652,170	656,653	4,483
							$49,143

Barclays Bank PLC	British Pound	56,286	Sell	04/11/14	$93,461	$93,831	$(370)
Barclays Bank PLC	British Pound	38,717	Sell	04/11/14	63,836	64,542	(706)
Barclays Bank PLC	British Pound	449,533	Sell	04/11/14	746,982	749,385	(2,403)
Barclays Bank PLC	British Pound	187,466	Sell	04/11/14	313,618	312,512	1,106
Barclays Bank PLC	British Pound	502,097	Sell	04/11/14	835,515	837,012	(1,497)
Barclays Bank PLC	British Pound	204,823	Sell	04/11/14	335,819	341,446	(5,627)
Barclays Bank PLC	British Pound	220,271	Sell	04/11/14	360,039	367,198	(7,159)
Barclays Bank PLC	EU Euro	12,670,073	Sell	06/18/14	17,643,355	17,452,956	190,399
Citigroup, Inc.	British Pound	58,907	Sell	04/11/14	97,579	98,200	(621)
Credit Suisse Group AG	EU Euro	193,209	Sell	04/11/14	265,388	266,171	(783)
Credit Suisse Group AG	EU Euro	155,467	Sell	04/11/14	212,582	214,175	(1,593)
Credit Suisse Group AG	EU Euro	50,689	Sell	04/11/14	68,941	69,830	(889)
Credit Suisse Group AG	British Pound	3,913,688	Sell	04/11/14	6,424,202	6,524,238	(100,036)
Credit Suisse Group AG	EU Euro	5,312,050	Sell	04/11/14	7,261,253	7,318,032	(56,779)
Credit Suisse Group AG	British Pound	3,913,688	Sell	04/11/14	6,426,119	6,524,238	(98,119)
Deutsche Bank AG	EU Euro	4,444,000	Sell	04/11/14	6,107,443	6,122,182	(14,739)
Deutsche Bank AG	EU Euro	1,992,531	Sell	04/11/14	2,691,168	2,744,968	(53,800)
Deutsche Bank AG	EU Euro	129,277	Sell	04/11/14	176,797	178,095	(1,298)
Deutsche Bank AG	EU Euro	126,384	Sell	04/11/14	173,091	174,111	(1,020)
Deutsche Bank AG	British Pound	197,637	Sell	04/11/14	322,774	329,467	(6,693)
Deutsche Bank AG	EU Euro	29,853	Sell	04/11/14	40,576	41,126	(550)
Deutsche Bank AG	British Pound	297,527	Sell	04/11/14	487,997	495,987	(7,990)
Deutsche Bank AG	British Pound	71,195	Sell	04/11/14	116,897	118,683	(1,786)
Goldman Sachs & Co.	EU Euro	154,126	Sell	04/11/14	212,543	212,328	215
JPMorgan Chase & Co.	British Pound	98,290	Sell	04/11/14	163,540	163,852	(312)
JPMorgan Chase & Co.	EU Euro	5,312,050	Sell	04/11/14	7,261,200	7,318,032	(56,832)
UBS AG	British Pound	106,430	Sell	04/11/14	177,413	177,423	(10)
UBS AG	British Pound	106,495	Sell	04/11/14	175,049	177,531	(2,482)
UBS AG	EU Euro	12,008,916	Sell	04/11/14	16,399,737	16,543,828	(144,091)
							$(376,465)

PORTFOLIO OF INVESTMENTS
VY MFS Utilities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$254,673
Total Asset Derivatives		$254,673

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$581,995
Total Liability Derivatives		$581,995

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Merrill Lynch	Royal Bank of Scotland Group PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$203,115	$12,292	$11,123	$15,892	$3,861	$-	$3,374	$533	$4,483	$254,673
Total Assets	$203,115	$12,292	$11,123	$15,892	$3,861	$-	$3,374	$533	$4,483	$254,673

Liabilities:
Forward foreign currency contracts	$17,932	$3,567	$258,199	$89,881	$-	$58,037	$-	$-	$154,379	$581,995
Total Liabilities	$17,932	$3,567	$258,199	$89,881	$-	$58,037	$-	$-	$154,379	$581,995

Net OTC derivative instruments by counterparty, at fair value	$185,183	$8,725	$(247,076)	$(73,989)	$3,861	$(58,037)	$3,374	$533	$(149,896)	$(327,322)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$185,183	$8,725	$(247,076)	$(73,989)	$3,861	$(58,037)	$3,374	$533	$(149,896)	$(327,322)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY Morgan Stanley Global Franchise	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	France: 10.6%
62,564	LVMH Moet Hennessy Louis Vuitton S.A.	$11,337,430	2.4
105,260	Pernod Ricard SA	12,249,708	2.5
262,448	Sanofi	27,425,739	5.7
		51,012,877	10.6

	Germany: 4.6%
273,668	SAP AG	22,198,867	4.6

	Italy: 1.0%
605,594	Davide Campari-Milano S.p.A.	4,961,774	1.0

	Sweden: 1.3%
185,098	Swedish Match AB	6,059,489	1.3

	Switzerland: 9.4%
602,742	Nestle S.A.	45,368,183	9.4

	United Kingdom: 34.1%
18,892	Admiral Group PLC	449,836	0.1
839,043	British American Tobacco PLC	46,806,325	9.7
738,312	Diageo PLC	22,931,159	4.8
382,365	Experian Group Ltd.	6,900,017	1.4
364,722	Imperial Tobacco Group PLC	14,748,390	3.1
407,128	Reckitt Benckiser PLC	33,223,454	6.9
909,732	Unilever PLC	38,908,619	8.1
		163,967,800	34.1

	United States: 36.3%
102,777	3M Co.	13,942,728	2.9
272,638	Accenture PLC	21,734,701	4.5
61,289	Intuit, Inc.	4,763,994	1.0
56,435	Kraft Foods Group, Inc.	3,166,004	0.7
26,609	Mead Johnson Nutrition Co.	2,212,272	0.5
463,561	Microsoft Corp.	19,001,365	3.9
527,978	Mondelez International, Inc.	18,241,640	3.8
113,728	Moody's Corp.	9,020,905	1.9
99,066	Nike, Inc.	7,317,015	1.5
282,476	Philip Morris International, Inc.	23,126,310	4.8
281,898	Procter & Gamble Co.	22,720,979	4.7
223,131	Time Warner, Inc.	14,577,148	3.0
68,951	Visa, Inc.	14,883,763	3.1
		174,708,824	36.3

	Total Common Stock
	(Cost $363,502,721)	468,277,814	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Securities Lending Collateralcc(1): 0.0%
62,215	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $62,215, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $63,459, due 05/08/14-08/15/43)
	(Cost $62,215)	$62,215	0.0

	Total Short-Term Investments
	(Cost $62,215)	62,215	0.0

	Total Investments in Securities (Cost $363,564,936)	$468,340,029	97.3
	Assets in Excess of Other Liabilities	13,209,742	2.7
	Net Assets	$481,549,771	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $364,342,598.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,872,323
Gross Unrealized Depreciation	(1,874,892)

Net Unrealized Appreciation	$103,997,431

Industry Diversification	Percentage of Net Assets
Food Products	22.5%
Agriculture	19.9
Software	9.5
Beverages	7.3
Household Products/Wares	6.9
Pharmaceuticals	5.7
Household Products	4.7
IT Services	4.5
Industrials	4.3
Apparel	3.9
Diversified Finan Serv	3.1
Media	3.0
Financials	1.9
Insurance	0.1
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

VY Morgan Stanley Global Franchise	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
France	$–	$51,012,877	$–	$51,012,877
Germany	–	22,198,867	–	22,198,867
Italy	–	4,961,774	–	4,961,774
Sweden	–	6,059,489	–	6,059,489
Switzerland	–	45,368,183	–	45,368,183
United Kingdom	–	163,967,800	–	163,967,800
United States	174,708,824	–	–	174,708,824
Total Common Stock	174,708,824	293,568,990	–	468,277,814
Short-Term Investments	–	62,215	–	62,215
Total Investments, at fair value	$174,708,824	$293,631,205	$–	$468,340,029

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.6%
		Consumer Discretionary: 9.5%
236,279	@	Autozone, Inc.	$126,905,451	2.3
908,300	@	Delphi Automotive PLC	61,637,238	1.1
1,040,850	@	Dollar Tree, Inc.	54,311,553	1.0
950,896		Johnson Controls, Inc.	44,996,399	0.8
89,000		L Brands, Inc.	5,052,530	0.1
227,100	@	Liberty Global PLC - Class A	9,447,360	0.1
378,000	@	Liberty Global PLC - Class C	15,388,380	0.3
790,000		Lowe's Cos., Inc.	38,631,000	0.7
412,508	@	O'Reilly Automotive, Inc.	61,212,062	1.1
727,910		TRW Automotive Holdings Corp.	59,412,014	1.0
190,449		Twenty-First Century Fox, Inc. Class A	6,088,654	0.1
1,632,000		Twenty-First Century Fox, Inc. Class B	50,787,840	0.9
			533,870,481	9.5

		Consumer Staples: 7.1%
580,300		Avon Products, Inc.	8,495,592	0.2
154,900		CVS Caremark Corp.	11,595,814	0.2
837,108		General Mills, Inc.	43,378,937	0.8
1,659,688		Mondelez International, Inc.	57,342,220	1.0
905,950		Nestle S.A.	68,190,546	1.2
811,134		PepsiCo, Inc.	67,729,689	1.2
1,004,697		Philip Morris International, Inc.	82,254,543	1.5
724,173		Procter & Gamble Co.	58,368,344	1.0
			397,355,685	7.1

		Energy: 2.2%
174,860		Anadarko Petroleum Corp.	14,821,133	0.3
531,600		Apache Corp.	44,096,220	0.8
145,400		Concho Resources, Inc.	17,811,500	0.3
108,700		Pioneer Natural Resources Co.	20,342,118	0.4
311,744		Range Resources Corp.	25,865,400	0.4
104,900		WPX Energy, Inc.	1,891,347	0.0
			124,827,718	2.2

		Financials: 12.4%
934,100		American Tower Corp.	76,474,767	1.4
1,388,369		Invesco Ltd.	51,369,653	0.9
1,019,810		JPMorgan Chase & Co.	61,912,665	1.1
120,515		M&T Bank Corp.	14,618,470	0.2
2,865,600		Marsh & McLennan Cos., Inc.	141,274,080	2.5
233,500		PNC Financial Services Group, Inc.	20,314,500	0.4
105,000		Simon Property Group, Inc.	17,220,000	0.3
1,530,300		State Street Corp.	106,432,365	1.9
3,429,333		TD Ameritrade Holding Corp.	116,425,855	2.1
885,100		US Bancorp.	37,935,386	0.7
1,619,511	@	XL Group PLC	50,609,719	0.9
			694,587,460	12.4

		Health Care: 10.0%
701,900		Allergan, Inc.	87,105,790	1.6
389,100		DaVita, Inc.	26,789,535	0.5
465,370		Densply International, Inc.	21,425,635	0.4
202,500	@	Henry Schein, Inc.	24,172,425	0.4
125,871		Humana, Inc.	14,188,179	0.2
143,119	@	Perrigo Co. PLC	22,134,784	0.4
2,843,924		Pfizer, Inc.	91,346,839	1.6
678,668		Thermo Fisher Scientific, Inc.	81,603,040	1.5
1,796,824		UnitedHealth Group, Inc.	147,321,600	2.6
1,486,489		Zoetis, Inc.	43,018,992	0.8
			559,106,819	10.0

		Industrials: 9.0%
338,200		Boeing Co.	42,440,718	0.8
2,552,791		Danaher Corp.	191,459,325	3.4
1,138,000		Iron Mountain, Inc.	31,374,660	0.6
179,900		Roper Industries, Inc.	24,018,449	0.4
1,180,100	@	Tyco International Ltd.	50,036,240	0.9
1,391,675		United Technologies Corp.	162,603,307	2.9
			501,932,699	9.0

		Information Technology: 7.3%
2,149,914		Fiserv, Inc.	121,878,625	2.2
61,400		Google, Inc. – Class A	68,430,914	1.2
215,000		International Business Machines Corp.	41,385,350	0.7
814,210	@	NXP Semiconductor NV	47,883,690	0.9
208,400	@	Seagate Technology	11,703,744	0.2
379,860	@	TE Connectivity Ltd.	22,871,371	0.4
1,662,723		Texas Instruments, Inc.	78,397,389	1.4
157,300		Western Digital Corp.	14,443,286	0.3
			406,994,369	7.3

		Materials: 0.4%
133,200		Airgas, Inc.	14,187,132	0.3
72,100		Cytec Industries, Inc.	7,037,681	0.1
			21,224,813	0.4

		Telecommunication Services: 2.1%
1,178,600		Crown Castle International Corp.	86,957,108	1.6
335,500		SBA Communications Corp.	30,517,080	0.5
			117,474,188	2.1

		Utilities: 5.6%
504,300		Edison International	28,548,423	0.5
900,391		Entergy Corp.	60,191,138	1.1

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
2,800,237		Pacific Gas & Electric Co.	$120,970,239	2.2
3,339,569		Xcel Energy, Inc.	101,389,315	1.8
			311,099,115	5.6

	Total Common Stock
	(Cost $2,904,698,747)		3,668,473,347	65.6

PREFERRED STOCK: 0.4%
		Financials: 0.2%
205,000	P	US Bancorp Series F	5,627,250	0.1
166,000	P	US Bancorp Series G	4,714,400	0.1
			10,341,650	0.2

		Utilities: 0.2%
169,375	L,P	SCE Trust I	3,851,588	0.1
29,790	P	SCE Trust II	612,482	0.0
301,980	L,P	SCE Trust III	7,730,688	0.1
			12,194,758	0.2

	Total Preferred Stock
	(Cost $21,685,161)		22,536,408	0.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.0%
		Communications: 7.0%
750,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 2.653%, 09/06/14	752,344	0.0
1,980,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	2,101,275	0.0
9,444,827		Cequel Communications LLC - TL B, 3.500%, 02/14/19	9,462,507	0.2
4,028,751		Charter Communications Operating LLC, 3.000%, 01/31/21	4,000,550	0.1
4,540,688		Charter Communications Operating LLC, 3.000%, 03/08/20	4,508,903	0.1
50,805,194		Crown Castle Operating Co. - TL B2, 3.250%, 01/31/21	50,706,784	0.9
9,325,000	#	Intelsat Jackson Holdings SA, 5.500%, 08/01/23	9,173,469	0.2
24,120,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	26,260,650	0.5
4,650,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	5,022,000	0.1
2,725,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	3,004,312	0.1
6,400,000		Intelsat Jackson Holdings SA, 8.500%, 11/01/19	6,888,000	0.1
66,569,466		INTELSAT TL 4/2/18, 3.750%, 06/30/19	66,818,768	1.2
1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,733,625	0.0
1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,943,625	0.0
1,075,000		Lamar Media Corp., 7.875%, 04/15/18	1,122,031	0.0
CHF383,333	#	Matterhorn Mobile SA, 5.393%, 05/15/19	440,115	0.0
CHF1,520,000	#	Matterhorn Mobile SA, 6.750%, 05/15/19	1,861,241	0.0
1,575,000		SBA Communications Corp., 5.625%, 10/01/19	1,657,687	0.0
1,750,000		SBA Communications Corp., 5.750%, 07/15/20	1,841,875	0.0
407,000		SBA Communications Corp., 8.250%, 08/15/19	433,964	0.0
775,000		Sprint Capital Corp., 6.900%, 05/01/19	854,437	0.0
15,870,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	19,440,750	0.3
1,060,000		Sprint Nextel Corp., 11.500%, 11/15/21	1,415,100	0.0
9,659,206		Telesat Canada, 3.500%, 03/28/19	9,674,303	0.2
CAD1,686,250		Telesat Canada, 4.400%, 03/28/17	1,525,328	0.0
CAD7,940,000		Telesat Canada, 4.430%, 03/28/19	7,184,519	0.1
5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,410,562	0.1
6,825,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	6,995,625	0.1
EUR2,000,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	2,996,404	0.1
10,875,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 7.500%, 03/15/19	11,853,750	0.2
4,075,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,187,063	0.1
12,685,000	#	Univision Communications, Inc., 6.750%, 09/15/22	14,096,206	0.3
8,675,000	#	Univision Communications, Inc., 6.875%, 05/15/19	9,347,313	0.2

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,125,000	#	Univision Communications, Inc., 7.875%, 11/01/20	$3,468,750	0.1
31,375,000		UPC Financing Partnership, 3.250%, 06/30/21	31,355,391	0.6
4,175,000	#	UPC Holding BV, 9.875%, 04/15/18	4,409,844	0.1
16,725,000	#	UPCB Finance III Ltd., 6.625%, 07/01/20	17,979,375	0.3
15,285,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	16,928,138	0.3
12,725,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	13,933,875	0.2
9,400,000	#	Verizon Communications, Inc., 0.435%, 03/06/15	9,402,087	0.2
			392,192,545	7.0

		Consumer, Cyclical: 3.2%
3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,347,375	0.1
1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,495,312	0.0
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,269,000	0.0
2,400,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	2,442,000	0.1
5,100,000		Cedar Fair L.P./Canada's Wonderland Co/Magnum Management Corp., 9.125%, 08/01/18	5,458,530	0.1
4,994,001		Continental Airlines, Inc., 4.150%, 04/11/24	5,106,366	0.1
3,806,000		Continental Airlines, Inc., 4.500%, 01/15/15	9,058,280	0.2
982,550		Continental Airlines, Inc., 6.250%, 04/11/20	1,048,872	0.0
2,250,000	#	Continental Airlines, Inc., 6.750%, 09/15/15	2,300,625	0.0
1,639,762		Continental Airlines, Inc., 7.250%, 11/10/19	1,918,522	0.0
2,162,186		Continental Airlines, Inc., 9.000%, 07/08/16	2,475,702	0.1
2,805,000	#	Daimler Finance North America LLC, 1.098%, 08/01/18	2,837,847	0.1
6,500,000		Delphi Corp., 5.000%, 02/15/23	6,906,250	0.1
6,375,000		Delphi Corp., 6.125%, 05/15/21	7,108,125	0.1
1,357,725		Delta Air Lines, 5.300%, 04/15/19	1,500,286	0.0
1,621,313		Delta Air Lines, 7.750%, 12/17/19	1,896,937	0.0
5,055,000		Dollar General Corp., 1.875%, 04/15/18	4,972,694	0.1
1,350,000		Dollar General Corp., 4.125%, 07/15/17	1,445,207	0.0
2,495,000		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 01/15/26	2,410,794	0.1
11,411,842		Hilton Worldwide Finance LLC - TL B 1L, 3.750%, 09/23/20	11,446,078	0.2
1,425,000		Kasima LLC - TL B, 3.250%, 05/17/21	1,424,109	0.0
11,575,000		L Brands, Inc., 5.625%, 10/15/23	12,066,937	0.2
2,800,000		L Brands, Inc., 5.625%, 02/15/22	2,971,500	0.1
3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,458,562	0.1
2,850,000		L Brands, Inc., 6.900%, 07/15/17	3,273,937	0.1
1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,089,625	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,187,000	0.0
2,210,000		PACCAR Financial Corp., 0.363%, 05/05/15	2,213,244	0.0
1,020,000		PACCAR Financial Corp., 0.507%, 02/08/16	1,023,154	0.0
1,850,000		PACCAR Financial Corp., 0.750%, 05/16/16	1,851,896	0.0
5,248,102		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	5,272,669	0.1
6,800,000		Rite Aid Corp., 8.000%, 08/15/20	7,582,000	0.1
2,950,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	3,363,000	0.1
3,250,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	3,644,062	0.1
2,425,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 03/15/20	2,606,875	0.1
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,688,938	0.0
3,325,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.500%, 10/01/18	3,549,437	0.1

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
5,700,000		Toyota Motor Credit Corp., 0.316%, 08/22/14	$5,701,653	0.1
5,500,000		Toyota Motor Credit Corp., 0.385%, 03/10/15	5,507,959	0.1
4,785,000		Toyota Motor Credit Corp., 0.407%, 01/23/15	4,791,532	0.1
2,025,000	#	TRW Automotive, Inc., 4.500%, 03/01/21	2,090,813	0.0
5,207,730		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 04/22/23	5,884,735	0.1
663,535		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 04/22/17	728,229	0.0
642,786		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	673,319	0.0
956,252		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	1,032,752	0.0
3,415,000		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,440,613	0.1
1,025,000		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,037,813	0.0
9,180,625		Wendy's International, Inc., 3.250%, 05/15/19	9,172,427	0.2
			177,773,592	3.2

		Consumer, Non-cyclical: 2.8%
3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,048,094	0.1
5,535,000		Baxter International, Inc., 0.406%, 12/11/14	5,542,052	0.1
3,300,000		Campbell Soup Co., 0.538%, 08/01/14	3,302,993	0.1
2,468,750		DaVita, Inc., 4.000%, 11/01/19	2,486,824	0.1
1,750,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	1,894,375	0.0
1,000,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	1,067,500	0.0
4,265,000		General Mills, Inc., 0.536%, 01/29/16	4,271,022	0.1
1,775,000		General Mills, Inc., 0.875%, 01/29/16	1,777,364	0.0
1,791,000		HCA, Inc. - TL B5, 2.903%, 03/31/17	1,792,680	0.0
3,340,000	#	Heineken NV, 0.800%, 10/01/15	3,346,389	0.1
84,436,938		HJ Heinz Co., 3.500%, 06/05/20	85,012,206	1.5
9,399,505		Pinnacle Foods Finance LLC - TL G 1L, 3.250%, 04/29/20	9,368,449	0.2
7,487,375		Pinnacle Foods Finance LLC - TL H 1L, 3.250%, 04/29/20	7,463,977	0.1
13,600,000		Procter & Gamble Co/The, 3.100%, 08/15/23	13,460,382	0.2
5,865,000	#	SABMiller Holdings, Inc., 0.928%, 08/01/18	5,916,360	0.1
5,950,000	#	SABMiller Holdings, Inc., 2.200%, 08/01/18	5,949,935	0.1
1,700,000		Zoetis, Inc., 1.150%, 02/01/16	1,707,648	0.0
1,120,000		Zoetis, Inc., 1.875%, 02/01/18	1,113,628	0.0
			158,521,878	2.8

		Energy: 4.3%
9,850,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	10,003,906	0.2
4,275,000		Antero Resources Finance Corp., 6.000%, 12/01/20	4,568,906	0.1
444,000		Antero Resources Finance Corp., 7.250%, 08/01/19	475,080	0.0
2,875,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	3,148,125	0.0
5,325,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	5,897,437	0.1
4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	5,132,750	0.1
10,850,000		Concho Resources, Inc., 5.500%, 04/01/23	11,338,250	0.2
3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	3,954,178	0.1
4,950,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	5,162,286	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	19,911,193	0.3
3,645,000		EQT Corp., 8.125%, 06/01/19	4,453,723	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,209,447	0.1
4,475,000	#	Laredo Petroleum, Inc., 5.625%, 01/15/22	4,536,531	0.1
1,125,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	1,254,375	0.0
3,225,000		Laredo Petroleum, Inc., 9.500%, 02/15/19	3,575,719	0.1

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
18,389,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	$17,791,357	0.3
20,220,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	20,877,150	0.4
14,975,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.250%, 06/15/22	16,247,875	0.3
9,425,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	10,226,125	0.2
2,175,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.750%, 11/01/20	2,365,312	0.0
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,151,231	0.0
20,025,000		Range Resources Corp., 5.000%, 03/15/23	20,375,438	0.4
14,375,000		Range Resources Corp., 5.750%, 06/01/21	15,471,094	0.3
20,650,000		Range Resources Corp., 5.000%, 08/15/22	21,166,250	0.4
3,100,000		Range Resources Corp., 6.750%, 08/01/20	3,363,500	0.0
6,500,000		Range Resources Corp., 8.000%, 05/15/19	6,804,688	0.1
2,350,000		SM Energy Co., 6.500%, 01/01/23	2,520,375	0.0
5,125,000		Spectra Energy Partners L.P., 4.750%, 03/15/24	5,411,539	0.1
325,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	323,375	0.0
6,675,000	#	Targa Resources Partners L.P., 4.250%, 11/15/23	6,224,438	0.1
3,897,940		Terra-Gen Finance Co., LLC, 6.500%, 06/22/17	3,932,047	0.1
			241,873,700	4.3

		Financial: 3.0%
2,775,000	#	American Honda Finance Corp., 0.337%, 11/13/14	2,777,231	0.0
2,000,000	#	American Honda Finance Corp., 0.364%, 04/08/14	2,000,097	0.0
1,860,000		American Tower Corp., 3.500%, 01/31/23	1,762,419	0.0
450,000		American Tower Corp., 4.625%, 04/01/15	466,324	0.0
3,085,000		American Tower Corp., 5.000%, 02/15/24	3,219,753	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,811,250	0.0
3,325,000		CBRE Services, Inc., 6.625%, 10/15/20	3,566,062	0.1
1,125,000	#	CIT Group, Inc., 5.250%, 04/01/14	1,125,152	0.0
2,800,000		CNH Capital LLC, 3.875%, 11/01/15	2,891,000	0.0
5,575,000		CNH Capital LLC, 6.250%, 11/01/16	6,139,469	0.1
3,625,000		Crown Castle International Corp., 5.250%, 01/15/23	3,702,031	0.1
9,340,000		Crown Castle International Corp., 7.125%, 11/01/19	9,982,125	0.2
14,775,000		E*TRADE Financial Corp., 6.000%, 11/15/17	15,606,094	0.3
9,775,000		E*TRADE Financial Corp., 6.375%, 11/15/19	10,679,188	0.2
14,625,000		E*TRADE Financial Corp., 6.750%, 06/01/16	15,904,687	0.3
6,615,000		Ford Motor Credit Co. LLC, 1.487%, 05/09/16	6,729,029	0.1
8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,596,007	0.2
2,400,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	2,465,561	0.0
4,500,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	4,593,222	0.1
10,660,000		Ford Motor Credit Co., LLC, 3.875%, 01/15/15	10,916,959	0.2
3,100,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	3,331,223	0.1
3,750,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	4,143,885	0.1
3,850,000		Ford Motor Credit Co., LLC, 6.625%, 08/15/17	4,451,555	0.1
4,400,000		Ford Motor Credit Co., LLC, 8.000%, 06/01/14	4,453,847	0.1
4,225,000		Host Hotels & Resorts L.P., 5.875%, 06/15/19	4,578,616	0.1
4,880,000		International Lease Finance Corp., 2.183%, 06/15/16	4,941,000	0.1

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
9,400,000	John Deere Capital Corp., 0.312%, 01/12/15	$9,407,746	0.2
8,495,000	John Deere Capital Corp., 0.330%, 10/08/14	8,501,116	0.1
2,860,000	John Deere Capital Corp., 0.700%, 09/04/15	2,870,868	0.0
5,870,000	Legg Mason, Inc., 5.500%, 05/21/19	6,492,519	0.1
210,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	248,365	0.0
245,000	Synovus Financial Corp., 5.125%, 06/15/17	257,863	0.0
		168,612,263	3.0

	Industrial: 0.8%
275,000	Actuant Corp., 5.625%, 06/15/22	288,063	0.0
1,285,000	Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	1,291,538	0.0
11,625,000	Burlington Northern Santa Fe LLC, 3.850%, 09/01/23	11,806,943	0.2
3,890,000	Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,902,246	0.1
3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,576,319	0.1
6,450,000	CNH Capital LLC, 3.625%, 04/15/18	6,595,125	0.1
EUR 3,000,000	Rexam PLC, 6.750%, 06/29/67	4,420,213	0.1
7,875,000	United Technologies Corp., 0.736%, 06/01/15	7,919,525	0.2
1,950,000	Xylem, Inc./NY, 3.550%, 09/20/16	2,056,963	0.0
850,000	Xylem, Inc./NY, 4.875%, 10/01/21	906,390	0.0
		42,763,325	0.8

	Technology: 0.6%
3,550,000	# NXP BV / NXP Funding LLC, 3.750%, 06/01/18	3,585,500	0.1
7,275,000	# NXP BV / NXP Funding LLC, 5.750%, 02/15/21	7,784,250	0.1
13,400,000	# NXP BV / NXP Funding LLC, 5.750%, 03/15/23	14,103,500	0.3
5,225,000	Xilinx, Inc., 3.000%, 03/15/21	5,190,039	0.1
		30,663,289	0.6

	Utilities: 0.3%
2,528,000	# Calpine Corp., 7.500%, 02/15/21	2,774,480	0.1
2,080,000	CMS Energy Corp., 6.550%, 07/17/17	2,390,577	0.0
970,000	CMS Energy Corp., 8.750%, 06/15/19	1,246,882	0.0
2,200,000	NSTAR Electric Co., 0.476%, 05/17/16	2,197,547	0.0
2,440,000	Otter Tail Corp., 9.000%, 12/15/16	2,865,839	0.1
4,460,000	Xcel Energy, Inc., 0.750%, 05/09/16	4,450,625	0.1
		15,925,950	0.3

	Total Corporate Bonds/Notes
	(Cost $1,199,968,749)	1,228,326,542	22.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
19,520,000	Ally Master Owner Trust, 0.855%, 06/15/17	19,608,777	0.3

	Total Collateralized Mortgage Obligations
	(Cost $19,520,000)	19,608,777	0.3

ASSET-BACKED SECURITIES: 0.2%
	Automobile Asset-Backed Securities: 0.2%
4,347,126	Ford Credit Auto Owner Trust, 0.580%, 12/15/16	4,353,621	0.1
4,322,630	Honda Auto Receivables Owner Trust, 0.560%, 05/15/16	4,328,231	0.1

	Total Asset-Backed Securities
	(Cost $8,669,405)	8,681,852	0.2

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000	KFW, 0.500%, 04/19/16	10,635,999	0.2

	Total Foreign Government Bonds
	(Cost $10,599,865)	10,635,999	0.2

U.S. TREASURY OBLIGATIONS: 5.6%
	U.S. Treasury Notes: 5.6%
108,375,000	2.500%, due 08/15/23	106,851,031	1.9
207,400,000	2.750%, due 11/15/23	208,372,291	3.7

	Total U.S. Treasury Obligations
	(Cost $307,853,665)	315,223,322	5.6

	Total Long-Term Investments
	(Cost $4,472,995,592)	5,273,486,247	94.3

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Securities Lending Collateralcc(1): 0.0%
680,258	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $680,259, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $693,865, due 01/31/16-11/01/43)	$680,258	0.0
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.0
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 03/27/17-03/01/48)	1,000,000	0.0
		2,680,258	0.0

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 5.6%
310,199,874	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $310,199,874)	310,199,874	5.6

	Total Short-Term Investments
	(Cost $312,880,132)	312,880,132	5.6

	Total Investments in Securities (Cost $4,785,875,724)	$5,586,366,379	99.9
	Assets in Excess of Other Liabilities	4,144,738	0.1
	Net Assets	$5,590,511,117	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EU Euro

Cost for federal income tax purposes is $4,786,318,443.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$808,941,726
Gross Unrealized Depreciation	(8,893,790)

Net Unrealized Appreciation	$800,047,936

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$533,870,481	$–	$–	$533,870,481
Consumer Staples	329,165,139	68,190,546	–	397,355,685
Energy	124,827,718	–	–	124,827,718
Financials	694,587,460	–	–	694,587,460
Health Care	559,106,819	–	–	559,106,819
Industrials	501,932,699	–	–	501,932,699
Information Technology	406,994,369	–	–	406,994,369
Materials	21,224,813	–	–	21,224,813
Telecommunication Services	117,474,188	–	–	117,474,188
Utilities	311,099,115	–	–	311,099,115
Total Common Stock	3,600,282,801	68,190,546	–	3,668,473,347
Preferred Stock	18,684,820	3,851,588	–	22,536,408
Corporate Bonds/Notes	–	1,228,326,542	–	1,228,326,542
Collateralized Mortgage Obligations	–	19,608,777	–	19,608,777
Short-Term Investments	310,199,874	2,680,258	–	312,880,132
U.S. Treasury Obligations	–	315,223,322	–	315,223,322
Asset-Backed Securities	–	8,681,852	–	8,681,852
Foreign Government Bonds	–	10,635,999	–	10,635,999
Total Investments, at fair value	$3,929,167,495	$1,657,198,884	$–	$5,586,366,379
Liabilities Table
Other Financial Instruments+
Written Options	$(2,242,193)	$(16,939,123)	$–	$(19,181,316)
Total Liabilities	$(2,242,193)	$(16,939,123)	$–	$(19,181,316)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$138,105,049	$421,432,596	$(249,337,771)	$-	$310,199,874	$41,880	$-	$-
	$138,105,049	$421,432,596	$(249,337,771)	$-	$310,199,874	$41,880	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2014:

Exchange-Traded Options

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Autozone Inc.	570.00	09/20/14	13	$24,791	$(19,110)
Autozone Inc.	570.00	01/17/15	13	37,400	(31,720)
Autozone Inc.	600.00	09/20/14	13	13,611	(9,230)
Autozone Inc.	600.00	01/17/15	13	24,271	(19,890)
Boeing Co.	135.00	08/16/14	217	104,592	(61,628)
Boeing Co.	135.00	01/17/15	217	167,521	(122,605)
Boeing Co.	140.00	08/16/14	217	68,788	(37,975)
Boeing Co.	140.00	01/17/15	217	128,462	(92,225)
Google Inc. - Class A	1,280.00	09/20/14	11	62,776	(32,890)
Google Inc. - Class A	1,280.00	01/17/15	11	87,855	(46,090)
Google Inc. - Class A	1,330.00	09/20/14	11	43,966	(19,415)
Google Inc. - Class A	1,330.00	01/17/15	11	67,066	(39,116)
JPMorgan Chase & Co.	60.00	09/20/14	209	52,249	(65,835)
JPMorgan Chase & Co.	60.00	01/17/15	209	73,567	(88,825)
JPMorgan Chase & Co.	65.00	09/20/14	209	19,437	(24,035)
JPMorgan Chase & Co.	65.00	01/17/15	209	37,201	(44,726)
JPMorgan Chase & Co.	70.00	01/17/15	3,725	361,579	(368,775)
Philip Morris International Inc.	95.00	01/17/15	450	114,298	(14,850)
Philip Morris International Inc.	97.50	01/17/15	1,211	274,886	(27,853)
Procter & Gamble Co.	85.00	01/17/15	2,579	641,427	(510,642)

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Texas Instruments Incorporated	48.00	10/18/14	310	$43,399	$(68,200)
Texas Instruments Incorporated	50.00	10/18/14	310	26,660	(42,160)
Texas Instruments Incorporated	50.00	01/17/15	620	75,756	(117,180)
U.S. Bancorp	45.00	01/17/15	2,191	210,946	(291,403)
United Technologies Corp.	125.00	08/16/14	119	24,871	(16,422)
United Technologies Corp.	130.00	08/16/14	119	11,543	(5,950)
United Technologies Corp.	130.00	01/17/15	119	32,248	(23,443)
				$2,831,166	$(2,242,193)

VY T. Rowe Price Capital Appreciation Portfolio Written OTC Options on March 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
576	Morgan Stanley	Apache Corp.	100.000 USD	01/17/15	$316,274	$(69,696)
288	Morgan Stanley	Apache Corp.	105.000 USD	01/17/15	115,657	(19,872)
231	Morgan Stanley	Apache Corp.	95.000 USD	01/17/15	174,075	(48,048)
288	Morgan Stanley	Apache Corp.	97.500 USD	01/17/15	182,495	(45,360)
414	Citigroup, Inc.	Boeing Co.	145.000 USD	01/17/15	201,113	(121,716)
414	Citigroup, Inc.	Boeing Co.	150.000 USD	01/17/15	157,038	(91,908)
413	Citigroup, Inc.	Boeing Co.	155.000 USD	01/17/15	119,708	(65,873)
191	Morgan Stanley	CVS Caremark Corp.	77.500 USD	08/16/14	30,480	(40,110)
191	Morgan Stanley	CVS Caremark Corp.	77.500 USD	01/17/15	57,459	(68,760)
191	Morgan Stanley	CVS Caremark Corp.	80.000 USD	08/16/14	19,012	(24,066)
191	Morgan Stanley	CVS Caremark Corp.	80.000 USD	01/17/15	43,105	(53,480)
183	JPMorgan Chase & Co.	Danaher Corp.	80.000 USD	09/20/14	53,151	(33,397)
183	JPMorgan Chase & Co.	Danaher Corp.	80.000 USD	01/17/15	77,001	(58,560)
624	JPMorgan Chase & Co.	Danaher Corp.	82.500 USD	06/21/14	124,800	(21,840)
183	JPMorgan Chase & Co.	Danaher Corp.	85.000 USD	09/20/14	24,540	(13,268)
183	JPMorgan Chase & Co.	Danaher Corp.	85.000 USD	01/17/15	44,776	(31,567)
624	JPMorgan Chase & Co.	Danaher Corp.	90.000 USD	01/17/15	129,168	(54,600)
106	Bank of America	Delphi Automotive PLC	67.500 USD	08/16/14	38,982	(43,460)
106	Bank of America	Delphi Automotive PLC	70.000 USD	08/16/14	27,462	(30,210)
106	Bank of America	Delphi Automotive PLC	70.000 USD	01/17/15	47,400	(50,880)
106	Bank of America	Delphi Automotive PLC	75.000 USD	01/17/15	29,761	(31,270)
304	Bank of America	Dentsply International Inc.	50.000 USD	07/19/14	21,432	(18,240)
304	Bank of America	Dentsply International Inc.	50.000 USD	10/18/14	37,033	(46,208)
1,259	Bank of America	Entergy Corp.	70.000 USD	01/17/15	135,505	(182,555)
177	Bank of America	Google Inc. - Class A	1,250.000 USD	01/17/15	740,407	(888,540)
118	Bank of America	Google Inc. - Class A	1,260.000 USD	01/17/15	733,606	(543,980)
117	Bank of America	Google Inc. - Class A	1,300.000 USD	01/17/15	605,709	(450,450)
1,075	Morgan Stanley	International Business Machines Corp.	185.000 USD	01/17/15	1,114,515	(1,720,000)
1,075	Morgan Stanley	International Business Machines Corp.	190.000 USD	01/17/15	924,722	(1,386,750)
1,879	Bank of America	JPMorgan Chase & Co.	65.000 USD	01/17/15	364,260	(402,106)
1,879	Bank of America	JPMorgan Chase & Co.	67.500 USD	01/17/15	270,103	(291,245)
1,879	Bank of America	JPMorgan Chase & Co.	70.000 USD	01/17/15	195,426	(186,021)
445	Citigroup, Inc.	L Brands Inc.	56.500 USD	05/17/14	76,540	(84,550)
445	Citigroup, Inc.	L Brands Inc.	59.000 USD	05/17/14	45,390	(40,050)
139	Morgan Stanley	Lowe's Companies Inc.	52.500 USD	10/18/14	32,102	(22,379)
139	Morgan Stanley	Lowe's Companies Inc.	52.500 USD	01/17/15	41,408	(31,414)
139	Morgan Stanley	Lowe's Companies Inc.	55.000 USD	10/18/14	20,743	(13,831)
1,701	Morgan Stanley	Lowe's Companies Inc.	55.000 USD	01/17/15	383,453	(264,506)
286	Morgan Stanley	Marsh & McLennan Cos. Inc.	50.000 USD	07/19/14	35,518	(32,890)
286	Morgan Stanley	Marsh & McLennan Cos. Inc.	50.000 USD	10/18/14	49,976	(49,764)
364	Bank of America	NXP Semiconductors NV	60.000 USD	10/18/14	192,425	(200,200)
364	Bank of America	NXP Semiconductors NV	60.000 USD	01/17/15	234,456	(247,520)
364	Bank of America	NXP Semiconductors NV	65.000 USD	10/18/14	124,069	(131,040)
364	Bank of America	NXP Semiconductors NV	65.000 USD	01/17/15	166,181	(174,720)
46	Bank of America	O'Reilly Automotive Inc.	155.000 USD	08/16/14	31,494	(25,760)
46	Bank of America	O'Reilly Automotive Inc.	155.000 USD	01/17/15	47,587	(42,550)
46	Bank of America	O'Reilly Automotive Inc.	165.000 USD	08/16/14	15,895	(12,765)

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
46	Bank of America	O'Reilly Automotive Inc.	165.000 USD	01/17/15	$31,056	$(27,370)
2,634	Citigroup, Inc.	Philip Morris International Inc.	85.000 USD	01/17/15	538,786	(579,480)
2,044	Citigroup, Inc.	Philip Morris International Inc.	87.500 USD	01/17/15	397,751	(306,600)
654	Citigroup, Inc.	Philip Morris International Inc.	90.000 USD	01/17/15	132,108	(64,746)
326	Citigroup, Inc.	Philip Morris International Inc.	92.500 USD	01/17/15	46,292	(17,604)
169	Morgan Stanley	PNC Financial Services Group	87.500 USD	08/16/14	28,823	(53,235)
169	Morgan Stanley	PNC Financial Services Group	87.500 USD	01/17/15	57,987	(86,190)
169	Morgan Stanley	PNC Financial Services Group	90.000 USD	08/16/14	17,689	(37,180)
169	Morgan Stanley	PNC Financial Services Group	90.000 USD	01/17/15	44,202	(67,600)
1,046	JPMorgan Chase & Co.	Procter & Gamble Co.	85.000 USD	01/17/15	181,335	(207,108)
1,751	JPMorgan Chase & Co.	Procter & Gamble Co.	90.000 USD	01/17/15	300,277	(147,084)
427	JPMorgan Chase & Co.	Procter & Gamble Co.	92.500 USD	01/17/15	77,573	(25,620)
427	JPMorgan Chase & Co.	Procter & Gamble Co.	95.000 USD	01/17/15	56,595	(16,226)
221	JPMorgan Chase & Co.	Simon Property Group, Inc.	165.000 USD	01/17/15	154,037	(163,540)
388	JPMorgan Chase & Co.	Simon Property Group, Inc.	170.000 USD	01/17/15	199,377	(218,250)
221	JPMorgan Chase & Co.	Simon Property Group, Inc.	175.000 USD	01/17/15	92,157	(90,610)
220	JPMorgan Chase & Co.	Simon Property Group, Inc.	180.000 USD	01/17/15	71,940	(61,050)
119	Citigroup, Inc.	State Street Corp.	70.000 USD	01/17/15	50,217	(40,460)
210	Morgan Stanley	State Street Corp.	70.000 USD	08/16/14	55,453	(72,975)
210	Morgan Stanley	State Street Corp.	70.000 USD	01/17/15	91,468	(111,300)
210	Morgan Stanley	State Street Corp.	72.500 USD	08/16/14	37,661	(50,190)
210	Morgan Stanley	State Street Corp.	72.500 USD	01/17/15	71,074	(88,200)
238	JPMorgan Chase & Co.	TE Connectivity Ltd.	65.000 USD	07/19/14	14,649	(18,445)
238	JPMorgan Chase & Co.	TE Connectivity Ltd.	65.000 USD	10/18/14	30,628	(39,270)
5,166	Citigroup, Inc.	Texas Instruments Incorporated	45.000 USD	01/17/15	1,034,307	(1,963,080)
111	Bank of America	Thermo Fisher Scientific Inc.	135.000 USD	09/20/14	54,341	(28,305)
111	Bank of America	Thermo Fisher Scientific Inc.	135.000 USD	01/17/15	82,866	(53,835)
111	Bank of America	Thermo Fisher Scientific Inc.	140.000 USD	09/20/14	37,807	(18,593)
111	Bank of America	Thermo Fisher Scientific Inc.	140.000 USD	01/17/15	64,360	(41,070)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	90.000 USD	07/19/14	17,779	(10,920)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	90.000 USD	10/18/14	30,930	(22,680)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	95.000 USD	07/19/14	8,697	(4,830)
84	JPMorgan Chase & Co.	TRW Automotive Holdings Corp.	95.000 USD	10/18/14	19,651	(13,230)
3,387	Bank of America	U.S. Bancorp	42.000 USD	01/17/15	382,566	(924,651)
3,273	Bank of America	U.S. Bancorp	45.000 USD	01/17/15	307,662	(435,309)
359	Bank of America	United Health Group Inc.	82.500 USD	09/20/14	98,215	(148,985)
359	Bank of America	United Health Group Inc.	82.500 USD	01/17/15	148,346	(217,195)
359	Bank of America	United Health Group Inc.	85.000 USD	09/20/14	71,549	(111,290)
975	Bank of America	United Health Group Inc.	85.000 USD	01/17/15	395,936	(457,275)
1,091	Merrill Lynch & Co., Inc.	United Health Group Inc.	90.000 USD	01/17/15	310,106	(329,482)
1,222	Citigroup, Inc.	United Technologies Corp.	120.000 USD	01/17/15	475,497	(644,605)
1,222	Citigroup, Inc.	United Technologies Corp.	125.000 USD	01/17/15	331,297	(415,480)
			Total Written OTC Options		$15,304,459	$(16,939,123)

VY T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$19,181,316
Total Liability Derivatives		$19,181,316

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Bank of America	Citigroup, Inc.	JPMorgan Chase & Co.	Merrill Lynch	Morgan Stanley	Totals
Liabilities:
Written options	$6,463,598	$4,436,152	$1,252,095	$329,482	$4,457,796	$16,939,123
Total Liabilities	$6,463,598	$4,436,152	$1,252,095	$329,482	$4,457,796	$16,939,123

Net OTC derivative instruments by counterparty, at fair value	$(6,463,598)	$(4,436,152)	$(1,252,095)	$(329,482)	$(4,457,796)	$(16,939,123)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(6,463,598)	$(4,436,152)	$(1,252,095)	$(329,482)	$(4,457,796)	$(16,939,123)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Equity Income Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Consumer Discretionary: 10.7%
372,000		Cablevision Systems Corp.	$6,275,640	0.4
326,100		Carnival Corp.	12,346,146	0.8
93,600		Coach, Inc.	4,648,176	0.3
138,400		Comcast Corp. – Class A	6,922,768	0.5
501,700		Ford Motor Co.	7,826,520	0.5
233,809		General Motors Co.	8,047,706	0.6
98,100		Genuine Parts Co.	8,519,985	0.6
200,600		Johnson Controls, Inc.	9,492,392	0.6
276,000		Kohl's Corp.	15,676,800	1.1
186,800		Macy's, Inc.	11,075,372	0.8
112,275		The Madison Square Garden, Inc.	6,374,974	0.4
369,000		Mattel, Inc.	14,800,590	1.0
26,300		McGraw-Hill Cos., Inc.	2,006,690	0.1
338,000		New York Times Co.	5,786,560	0.4
171,831		Pearson PLC	3,050,600	0.2
706,800		Staples, Inc.	8,015,112	0.5
11,300		Tiffany & Co.	973,495	0.1
238,466		Time Warner, Inc.	15,578,984	1.1
100,300		Walt Disney Co.	8,031,021	0.6
11,500		Whirlpool Corp.	1,718,790	0.1
			157,168,321	10.7

		Consumer Staples: 5.1%
375,500		Archer-Daniels-Midland Co.	16,292,945	1.1
508,300		Avon Products, Inc.	7,441,512	0.5
297,700		Campbell Soup Co.	13,360,776	0.9
162,500		Clorox Co.	14,301,625	1.0
28,000		Dr Pepper Snapple Group, Inc.	1,524,880	0.1
88,300		McCormick & Co., Inc.	6,334,642	0.4
150,300		PepsiCo, Inc.	12,550,050	0.9
40,100		Procter & Gamble Co.	3,232,060	0.2
			75,038,490	5.1

		Energy: 14.5%
159,600		Anadarko Petroleum Corp.	13,527,696	0.9
301,000		Apache Corp.	24,967,950	1.7
163,824		BP PLC ADR	7,879,935	0.5
269,190		Chevron Corp.	32,009,383	2.2
88,900		ConocoPhillips	6,254,115	0.4
276,000		Consol Energy, Inc.	11,026,200	0.8
170,000	L	Diamond Offshore Drilling	8,289,200	0.6
137,479		ENI S.p.A.	3,447,495	0.2
279,224		ExxonMobil Corp.	27,274,600	1.9
200,600		Hess Corp.	16,625,728	1.1
236,400		Murphy Oil Corp.	14,860,104	1.0
576,900		Petroleo Brasileiro SA ADR	7,586,235	0.5
291,900		Royal Dutch Shell PLC - Class A ADR	21,326,214	1.4
164,400		Schlumberger Ltd.	16,029,000	1.1
310,500		Talisman Energy, Inc.	3,098,790	0.2
			214,202,645	14.5

		Financials: 19.4%
301,000		Allstate Corp.	17,030,580	1.2
170,000		American Express Co.	15,305,100	1.0
1,465,019		Bank of America Corp.	25,198,327	1.7
10,800		Bank of New York Mellon Corp.	381,132	0.0
73,500		Chubb Corp.	6,563,550	0.4
110,400	L	Digital Realty Trust, Inc.	5,860,032	0.4
657,444		JPMorgan Chase & Co.	39,913,425	2.7
289,300		Legg Mason, Inc.	14,187,272	1.0
106,700		Loews Corp.	4,700,135	0.3
382,500		Marsh & McLennan Cos., Inc.	18,857,250	1.3
225,800		Northern Trust Corp.	14,803,448	1.0
250,900		PNC Financial Services Group, Inc.	21,828,300	1.5
531,200		Regions Financial Corp.	5,901,632	0.4
176,800		Sun Life Financial, Inc.	6,122,584	0.4
382,100		SunTrust Bank	15,203,759	1.0
614,200		US Bancorp.	26,324,612	1.8
668,200		Wells Fargo & Co.	33,236,268	2.3
345,251		Weyerhaeuser Co.	10,133,117	0.7
100,300	@	Willis Group Holdings PLC	4,426,239	0.3
			285,976,762	19.4

		Health Care: 6.4%
294,200		Bristol-Myers Squibb Co.	15,283,690	1.0
306,757		GlaxoSmithKline PLC	8,179,723	0.6
232,400		Johnson & Johnson	22,828,652	1.6
332,500		Merck & Co., Inc.	18,876,025	1.3
616,476		Pfizer, Inc.	19,801,209	1.3
160,500		Quest Diagnostics	9,296,160	0.6
			94,265,459	6.4

		Industrials: 14.9%
124,200		Boeing Co.	15,585,858	1.1
100,300		Deere & Co.	9,107,240	0.6
110,481		Eaton Corp. PLC	8,299,333	0.6
255,200		Emerson Electric Co.	17,047,360	1.2
1,569,600		General Electric Co.	40,636,944	2.8
209,000		Honeywell International, Inc.	19,386,840	1.3
258,200		Illinois Tool Works, Inc.	20,999,406	1.4
161,100	L	Joy Global, Inc.	9,343,800	0.6
362,300		Masco Corp.	8,046,683	0.6
151,300		Norfolk Southern Corp.	14,701,821	1.0
125,630		Stanley Black & Decker, Inc.	10,206,181	0.7
328,400	@	United Continental Holdings, Inc.	14,656,492	1.0
157,200		United Parcel Service, Inc. - Class B	15,308,136	1.0
197,400	@	USG Corp.	6,458,928	0.4
260,200		Xylem, Inc.	9,476,484	0.6
			219,261,506	14.9

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Equity Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 9.1%
207,400		Analog Devices, Inc.	$11,021,236	0.7
32,600		Apple, Inc.	17,497,724	1.2
631,800		Applied Materials, Inc.	12,901,356	0.9
133,400		CA, Inc.	4,131,398	0.3
529,900		Cisco Systems, Inc.	11,875,059	0.8
163,100		Computer Sciences Corp.	9,919,742	0.7
752,600		Corning, Inc.	15,669,132	1.1
205,100		Harris Corp.	15,005,116	1.0
471,400		Microsoft Corp.	19,322,686	1.3
240,200		Texas Instruments, Inc.	11,325,430	0.8
320,100		Western Union Co.	5,236,836	0.3
			133,905,715	9.1

		Materials: 4.8%
132,100		EI Du Pont de Nemours & Co.	8,863,910	0.6
403,393		International Paper Co.	18,507,671	1.2
199,700		MeadWestvaco Corp.	7,516,708	0.5
225,800		Newmont Mining Corp.	5,292,752	0.3
251,300		Nucor Corp.	12,700,702	0.9
188,100		Potash Corp. of Saskatchewan	6,812,982	0.5
177,500		Vulcan Materials Co.	11,794,875	0.8
			71,489,600	4.8

		Telecommunication Services: 3.5%
615,403		AT&T, Inc.	21,582,183	1.5
207,510		CenturyTel, Inc.	6,814,628	0.4
315,596		Telefonica S.A.	5,001,195	0.3
269,250		Verizon Communications, Inc.	12,808,223	0.9
47,908		Verizon Communications, Inc. - VZC	2,278,499	0.2
993,610		Vodafone Group PLC	3,653,800	0.2
			52,138,528	3.5

		Utilities: 5.5%
413,500		AES Corp.	5,904,780	0.4
234,872		Duke Energy Corp.	16,727,584	1.1
198,400		Entergy Corp.	13,263,040	0.9
351,500		Exelon Corp.	11,796,340	0.8
206,200		FirstEnergy Corp.	7,016,986	0.5
489,800		NiSource, Inc.	17,402,594	1.2
294,300		Xcel Energy, Inc.	8,934,948	0.6
			81,046,272	5.5

		Total Common Stock
		(Cost $966,540,503)	1,384,493,298	93.9

PREFERRED STOCK: 0.0%
		Financials: 0.0%
15,050	L	Weyerhaeuser Co.	821,730	0.0

		Total Preferred Stock
		(Cost $752,500)	821,730	0.0

		Total Long-Term Investments
		(Cost $967,293,003)	1,385,315,028	93.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.6%
	Securities Lending Collateralcc(1): 1.0%
3,216,015	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,216,021, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $3,280,342, due 01/31/16-11/01/43)	$3,216,015	0.2
1,140,094	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,140,097, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,162,896, due 05/15/14-09/01/49)	1,140,094	0.1
3,598,589	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $3,598,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $3,670,561, due 04/03/14-02/15/41)	3,598,589	0.2
3,598,589	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $3,598,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $3,670,569, due 04/15/14-11/15/30)	3,598,589	0.3

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Equity Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
3,598,589	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,598,599, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $3,670,561, due 04/01/14-05/01/47)	$3,598,589	0.2
		15,151,876	1.0

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 5.6%
81,683,756	T. Rowe Price Reserve Investment Fund, 0.060%††
	(Cost $81,683,756)	81,683,756	5.6

	Total Short-Term Investments
	(Cost $96,835,632)	96,835,632	6.6

	Total Investments in Securities (Cost $1,064,128,635)	$1,482,150,660	100.5
	Liabilities in Excess of Other Assets	(7,556,176)	(0.5)
	Net Assets	$1,474,594,484	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,078,927,984.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$446,384,878
Gross Unrealized Depreciation	(43,162,202)

Net Unrealized Appreciation	$403,222,676

PORTFOLIO OF INVESTMENTS
VY T. Rowe Price Equity Income Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$154,117,721	$3,050,600	$–	$157,168,321
Consumer Staples	75,038,490	–	–	75,038,490
Energy	210,755,150	3,447,495	–	214,202,645
Financials	285,976,762	–	–	285,976,762
Health Care	86,085,736	8,179,723	–	94,265,459
Industrials	219,261,506	–	–	219,261,506
Information Technology	133,905,715	–	–	133,905,715
Materials	71,489,600	–	–	71,489,600
Telecommunication Services	41,205,034	10,933,494	–	52,138,528
Utilities	81,046,272	–	–	81,046,272
Total Common Stock	1,358,881,986	25,611,312	–	1,384,493,298
Preferred Stock	821,730	–	–	821,730
Short-Term Investments	81,683,756	15,151,876	–	96,835,632
Total Investments, at fair value	$1,441,387,472	$40,763,188	$–	$1,482,150,660

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$95,845,730	$193,417,481	$(207,579,455)	$-	$81,683,756	$11,601	$-	$-
	$95,845,730	$193,417,481	$(207,579,455)	$-	$81,683,756	$11,601	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 3.8%
225,062		Amcor Ltd.	$2,174,549	0.9
229,867		Brambles Ltd.	1,977,788	0.8
19,358		CSL Ltd.	1,250,369	0.5
28,811		Macquarie Group Ltd.	1,553,549	0.7
158,486		Santos Ltd.	1,986,887	0.9
			8,943,142	3.8

		Brazil: 4.0%
286,200		BR Malls Participacoes S.A.	2,458,368	1.1
188,650		Itau Unibanco Holding S.A.	2,813,537	1.2
52,100		Lojas Renner SA	1,475,287	0.6
73,700		Petroleo Brasileiro SA ADR	1,022,219	0.4
67,800		Raia Drogasil SA	584,771	0.3
40,400		Tim Participacoes SA ADR	1,048,784	0.4
			9,402,966	4.0

		Canada: 1.7%
117,200		Eldorado Gold Corp.	651,995	0.3
21,400		Tim Hortons, Inc.	1,183,533	0.5
16,200	@	Valeant Pharmaceuticals International, Inc.	2,131,278	0.9
			3,966,806	1.7

		China: 4.4%
16,300	@	Baidu.com ADR	2,483,794	1.0
132,500		Beijing Enterprises Holdings Ltd.	1,188,572	0.5
384,000		China Merchants Holdings International Co., Ltd.	1,323,975	0.6
628,000		China Overseas Land & Investment Ltd.	1,631,719	0.7
1,044,500		Parkson Retail Group Ltd.	329,078	0.1
10,800	@	Sina Corp.	652,428	0.3
21,700		Tencent Holdings Ltd.	1,514,664	0.7
770,000		Want Want China Holdings Ltd.	1,152,015	0.5
			10,276,245	4.4

		Denmark: 0.8%
74,662		GN Store Nord	1,853,372	0.8

		France: 6.5%
7,679		Air Liquide	1,039,897	0.4
91,487		AXA S.A.	2,376,731	1.0
63,641		Edenred	1,996,399	0.9
59,453		Eutelsat Communications	2,017,588	0.9
7,772		Iliad SA	2,241,007	0.9
16,406		Pernod Ricard SA	1,909,260	0.8
7,201		Kering	1,468,257	0.6
25,123		Schneider Electric S.A.	2,226,571	1.0
			15,275,710	6.5

		Germany: 3.3%
21,990		Bayer AG	2,977,984	1.2
7,335		Brenntag AG	1,362,231	0.6
11,618		Fresenius AG	1,823,672	0.8
19,395		SAP AG	1,573,245	0.7
			7,737,132	3.3

		Hong Kong: 3.7%
671,400		AIA Group Ltd.	3,193,279	1.4
568,000		Hang Lung Properties Ltd.	1,638,699	0.7
37,200		Jardine Matheson Holdings Ltd.	2,349,784	1.0
425,000		Kerry Properties Ltd.	1,417,333	0.6
			8,599,095	3.7

		India: 3.6%
79,325	@	Axis Bank Ltd. GDR	1,950,327	0.8
301,893		Bharti Airtel Ltd.	1,606,793	0.7
158,534		Housing Development Finance Corp.	2,349,387	1.0
24,332		Infosys Ltd.	1,331,694	0.6
663,190		Power Grid Corp. of India Ltd.	1,168,293	0.5
			8,406,494	3.6

		Indonesia: 1.3%
1,284,300		Bank Central Asia Tbk PT	1,206,212	0.5
5,015,800	@	Sarana Menara Nusantara Tbk PT	1,743,686	0.8
			2,949,898	1.3

		Ireland: 0.5%
96,096		James Hardie Industries SE	1,283,660	0.5

		Japan: 12.8%
84,000		Air Water, Inc.	1,159,296	0.5
52,500		FamilyMart Co., Ltd.	2,308,742	1.0
23,800		Honda Motor Co., Ltd.	837,442	0.4
132,900		Inpex Holdings, Inc.	1,725,743	0.7
85,200		Japan Tobacco, Inc.	2,674,208	1.1
62,000		Koito Manufacturing Co., Ltd.	1,051,413	0.4
69,000		Mitsubishi Estate Co., Ltd.	1,638,450	0.7
44,600		Nabtesco Corp.	1,029,456	0.4
47,400		Nippon Telegraph & Telephone Corp.	2,575,793	1.1
145,500		Nissan Motor Co., Ltd.	1,296,889	0.6
68,800		Olympus Corp.	2,196,832	0.9
24,500		Softbank Corp.	1,851,422	0.8
50,800		Start Today Co. Ltd.	1,299,578	0.6
175,700		Sumitomo Corp.	2,234,126	0.9
51,400		Takeda Pharmaceutical Co., Ltd.	2,432,875	1.0
83,500		Tokio Marine Holdings, Inc.	2,504,198	1.1
266,100		Yahoo! Japan Corp.	1,303,607	0.6
			30,120,070	12.8

VY T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Luxembourg: 0.7%
38,928	@	Altice SA	$1,734,376	0.7

		Malaysia: 0.7%
1,663,300		Astro Malaysia Holdings Bhd	1,631,789	0.7

		Mexico: 1.2%
265,300		Grupo Financiero Banorte	1,794,135	0.7
471,900		Wal-Mart de Mexico SA de CV	1,124,131	0.5
			2,918,266	1.2

		Netherlands: 4.2%
30,135		ASML Holding NV	2,805,084	1.2
31,870		Airbus Group NV	2,282,573	1.0
44,100	@	NXP Semiconductor NV	2,593,521	1.1
56,776		Royal Dutch Shell PLC - Class B	2,216,544	0.9
			9,897,722	4.2

		Portugal: 0.6%
80,736		Jeronimo Martins	1,354,815	0.6

		Qatar: 0.4%
19,621		Qatar National Bank	1,010,889	0.4

		Russia: 0.9%
20,275		Magnit OJSC GDR	1,110,194	0.5
91,757		Sberbank of Russia ADR	891,878	0.4
			2,002,072	0.9

		South Africa: 1.1%
52,743		Aspen Pharmacare Holdings Ltd.	1,407,594	0.6
166,169		Woolworths Holdings Ltd./South Africa	1,156,390	0.5
			2,563,984	1.1

		South Korea: 1.8%
3,509		Hyundai Mobis	1,041,116	0.5
3,403		LG Household & Health Care Ltd.	1,471,174	0.6
1,591		NAVER Corp.	1,162,497	0.5
390		Samsung Electronics Co., Ltd.	493,028	0.2
			4,167,815	1.8

		Spain: 0.8%
158,358		Banco Bilbao Vizcaya Argentaria S.A.	1,904,140	0.8

		Sweden: 3.8%
37,868		Assa Abloy AB	2,017,104	0.9
67,465		Elekta AB	898,126	0.4
67,847		Hexagon AB	2,306,703	1.0
84,405		Svenska Cellulosa AB SCA	2,485,824	1.0
25,522		Svenska Handelsbanken AB	1,282,521	0.5
			8,990,278	3.8

		Switzerland: 10.2%
32,861		Cie Financiere Richemont SA	3,139,480	1.3
111,219		Credit Suisse Group	3,599,946	1.5
9,169	@	Dufry Group	1,577,507	0.7
35,475		Holcim Ltd.	2,940,141	1.3
27,529		Julius Baer Group Ltd.	1,222,584	0.5
37,099		Nestle S.A.	2,792,429	1.2
28,338		Novartis AG	2,406,121	1.0
541		SGS S.A.	1,334,254	0.6
16,989		Sonova Holding AG - Reg	2,485,437	1.1
6,350		Syngenta AG	2,410,621	1.0
			23,908,520	10.2

		Taiwan: 1.5%
878,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,454,530	1.5

		Thailand: 0.3%
552,700		CP ALL PCL	741,990	0.3

		Turkey: 0.6%
1		BIM Birlesik Magazalar AS	22	0.0
403,381		Turkiye Garanti Bankasi A/S	1,378,787	0.6
			1,378,809	0.6

		United Arab Emirates: 0.8%
105,236		DP World Ltd.	1,883,688	0.8

		United Kingdom: 15.5%
132,074		ARM Holdings PLC	2,230,488	1.0
688,476		Barclays PLC	2,679,175	1.1
72,707		BG Group PLC	1,357,381	0.6
54,315		BHP Billiton PLC	1,677,164	0.7
132,360		British Sky Broadcasting PLC	2,014,649	0.9
87,219		Burberry Group PLC	2,027,770	0.9
180,496		Capita Group PLC	3,300,342	1.4
165,393		Compass Group PLC	2,525,337	1.1
56,599		Diageo PLC	1,757,903	0.7
130,485		Experian Group Ltd.	2,354,684	1.0
134,890		GKN PLC	878,907	0.4
82,263		GlaxoSmithKline PLC	2,193,556	0.9
22,230		Intertek Group PLC	1,141,314	0.5
54,262	@	Partnership Assurance Group plc	125,290	0.0
127,832		Rolls-Royce Holdings PLC	2,288,351	1.0
31,973		SABMiller PLC	1,598,712	0.7
77,674		Standard Chartered PLC	1,624,201	0.7
91,879		Tullow Oil PLC	1,148,196	0.5
163,812		WPP PLC	3,384,680	1.4
			36,308,100	15.5

VY T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: 6.4%
28,865		Anheuser-Busch InBev Worldwide, Inc.	$3,039,943	1.3
39,500		Avago Technologies Ltd.	2,544,195	1.1
35,800		Las Vegas Sands Corp.	2,891,924	1.2
35,100	@	Liberty Global PLC - Class A	1,460,160	0.6
38,700	@	Liberty Global PLC - Class C	1,575,477	0.7
17,165	X	Peixe Urbano, Inc.	127,144	0.1
2,400	@	Priceline.com, Inc.	2,860,536	1.2
2,100		Wynn Resorts Ltd.	466,515	0.2
			14,965,894	6.4

		Total Common Stock
		(Cost $196,046,442)	229,632,267	97.9

PREFERRED STOCK: 0.0%
		United States: 0.0%
3,895	X	Peixe Urbano, Inc.	3,526	0.0

		Total Preferred Stock
		(Cost $128,227)	3,526	0.0

RIGHTS: 0.0%
		Spain: 0.0%
158,358		Banco Bilbao Vizcaya Argentaria SA	37,088	0.0

		Total Rights
		(Cost $36,652)	37,088	0.0

		Total Long-Term Investments
		(Cost $196,211,321)	229,672,881	97.9

SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Investment Companies: 0.9%
2,202,082		T. Rowe Price Reserve Investment Fund, 0.060%††
		(Cost $2,202,082)	2,202,082	0.9

		Total Short-Term Investments
		(Cost $2,202,082)	2,202,082	0.9

		Total Investments in Securities (Cost $198,413,403)	$231,874,963	98.8
		Assets in Excess of Other Liabilities	2,747,389	1.2
		Net Assets	$234,622,352	100.0

††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $200,388,816.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,245,278
Gross Unrealized Depreciation	(9,759,131)

Net Unrealized Appreciation	$31,486,147

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Consumer Discretionary	17.8
Industrials	14.9
Consumer Staples	11.1
Information Technology	10.5
Health Care	10.1
Materials	5.6
Telecommunication Services	4.7
Energy	4.0
Utilities	0.5
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

VY T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,943,142	$–	$8,943,142
Brazil	9,402,966	–	–	9,402,966
Canada	3,966,806	–	–	3,966,806
China	3,136,222	7,140,023	–	10,276,245
Denmark	–	1,853,372	–	1,853,372
France	2,241,007	13,034,703	–	15,275,710
Germany	–	7,737,132	–	7,737,132
Hong Kong	–	8,599,095	–	8,599,095
India	–	8,406,494	–	8,406,494
Indonesia	–	2,949,898	–	2,949,898
Ireland	–	1,283,660	–	1,283,660
Japan	–	30,120,070	–	30,120,070
Luxembourg	1,734,376	–	–	1,734,376
Malaysia	–	1,631,789	–	1,631,789
Mexico	2,918,266	–	–	2,918,266
Netherlands	2,593,521	7,304,201	–	9,897,722
Portugal	–	1,354,815	–	1,354,815
Qatar	1,010,889	–	–	1,010,889
Russia	891,878	1,110,194	–	2,002,072
South Africa	–	2,563,984	–	2,563,984
South Korea	–	4,167,815	–	4,167,815
Spain	–	1,904,140	–	1,904,140
Sweden	–	8,990,278	–	8,990,278
Switzerland	–	23,908,520	–	23,908,520
Taiwan	–	3,454,530	–	3,454,530
Thailand	–	741,990	–	741,990
Turkey	–	1,378,809	–	1,378,809
United Arab Emirates	–	1,883,688	–	1,883,688
United Kingdom	2,139,939	34,168,161	–	36,308,100
United States	11,798,807	3,039,943	127,144	14,965,894
Total Common Stock	41,834,677	187,670,446	127,144	229,632,267
Preferred Stock	–	–	3,526	3,526
Rights	37,088	–	–	37,088
Short-Term Investments	2,202,082	–	–	2,202,082
Total Investments, at fair value	$44,073,847	$187,670,446	$130,670	$231,874,963
Other Financial Instruments+
Forward Foreign Currency Contracts	–	66,877	–	66,877
Total Assets	$44,073,847	$187,737,323	$130,670	$231,941,840

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$3,487,213	$14,017,123	$(15,302,254)	$-	$2,202,082	$450	$-	$-
	$3,487,213	$14,017,123	$(15,302,254)	$-	$2,202,082	$450	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the VY T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Japanese Yen	594,691,000	Sell	04/02/14	$5,828,550	$5,761,673	$66,877
							$66,877

VY T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the folloas of March 31, 2014 (Unaudited) (Continued)wing tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$66,877
Total Asset Derivatives		$66,877

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

The Bank of New York Mellon Corp.
Assets:
Forward foreign currency contracts	$66,877
Total Assets	$66,877

Liabilities:
Forward foreign currency contracts	$-
Total Liabilities	$-

Net OTC derivative instruments by counterparty, at fair value	$66,877

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$66,877

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Brazil: 1.0%
439,143		Petroleo Brasileiro SA ADR	6,090,913	1.0
23,630		Vale SA ADR	294,194	0.0
			6,385,107	1.0

		Canada: 1.4%
915,900		Talisman Energy, Inc. - TSX	9,130,003	1.4

		China: 1.8%
165,500		China Mobile Ltd.	1,519,527	0.3
1,566,000		China Shenhua Energy Co., Ltd.	4,534,378	0.7
25,000		China Telecom Corp., Ltd. ADR	1,151,750	0.2
559,729	L	Dongfang Electrical Machinery Co., Ltd.	873,320	0.1
1,895,292		Kunlun Energy Co. Ltd.	3,175,832	0.5
			11,254,807	1.8

		Denmark: 0.6%
72,410	L	FLSmidth & Co. A/S	3,650,755	0.6

		France: 10.7%
172,620		Alstom	4,710,938	0.7
296,832		AXA S.A.	7,711,366	1.2
133,270		BNP Paribas	10,275,059	1.6
69,955		Cie Generale des Etablissements Michelin	8,745,463	1.4
631,880	@	Credit Agricole S.A.	9,958,638	1.6
91,550		Sanofi	9,566,948	1.5
165,330		Total S.A.	10,882,837	1.7
225,049		Vivendi	6,263,788	1.0
			68,115,037	10.7

		Germany: 6.9%
251,500	@	Commerzbank AG	4,626,144	0.7
477,140	@	Deutsche Lufthansa AG	12,510,427	2.0
33,410		Merck KGaA	5,626,483	0.9
44,440		Metro AG	1,812,777	0.3
33,920		Muenchener Rueckversicherungs AG	7,412,142	1.1
31,590		SAP AG	2,562,456	0.4
69,520		Siemens AG	9,375,701	1.5
			43,926,130	6.9

		India: 0.5%
76,440		ICICI Bank Ltd. ADR	3,348,072	0.5

		Israel: 1.2%
150,896		Teva Pharmaceutical Industries Ltd. ADR	7,973,345	1.2

		Italy: 3.4%
259,567		ENI S.p.A.	6,509,038	1.0
1,685,073		Intesa Sanpaolo S.p.A.	5,717,813	0.9
1,011,434		UniCredit SpA	9,245,605	1.5
			21,472,456	3.4

		Japan: 2.8%
381,500		Konica Minolta Holdings, Inc.	3,569,175	0.5
672,000		Mazda Motor Corp.	2,985,430	0.5
694,500	L	Nissan Motor Co., Ltd.	6,190,305	1.0
89,400		Toyota Motor Corp.	5,041,610	0.8
			17,786,520	2.8

		Netherlands: 4.6%
101,590		Akzo Nobel NV	8,285,765	1.3
89,732	L	Fugro NV	5,513,444	0.9
126,890		Koninklijke Philips NV	4,463,907	0.7
23,579		Randstad Holdings NV	1,380,055	0.2
159,697		Royal Dutch Shell PLC - Class B	6,234,595	1.0
313,061		TNT Express NV	3,071,462	0.5
			28,949,228	4.6

		Portugal: 1.2%
445,540		Galp Energia SGPS SA	7,690,840	1.2

		Russia: 1.5%
48,525		Lukoil OAO ADR	2,698,871	0.4
234,604		MMC Norilsk Nickel JSC ADR	3,909,203	0.6
168,926		Mobile Telesystems OJSC ADR	2,954,515	0.5
			9,562,589	1.5

		Singapore: 2.4%
313,980		DBS Group Holdings Ltd.	4,045,331	0.6
403,240	@	Flextronics International Ltd.	3,725,937	0.6
2,532,000		Singapore Telecommunications Ltd.	7,359,807	1.2
			15,131,075	2.4

		South Korea: 3.7%
171,330		KB Financial Group, Inc.	6,011,467	0.9
19,689		POSCO	5,496,976	0.9
9,292		Samsung Electronics Co., Ltd.	11,746,698	1.9
			23,255,141	3.7

		Spain: 1.0%
386,319		Telefonica S.A.	6,121,930	1.0

		Sweden: 1.5%
414,521		Telefonaktiebolaget LM Ericsson	5,528,608	0.9
141,330		Getinge AB	3,990,219	0.6
			9,518,827	1.5

		Switzerland: 5.0%
292,740		Credit Suisse Group	9,475,432	1.5
50,040		Roche Holding AG - Genusschein	15,050,219	2.3

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
80,590		Swiss Re Ltd.	7,479,895	1.2
			32,005,546	5.0

		Taiwan: 0.2%
52,030		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,041,640	0.2

		Thailand: 0.1%
117,600		Bangkok Bank PCL	648,319	0.1

		Turkey: 1.0%
481,800	@	Turkcell Iletisim Hizmet AS ADR	6,634,386	1.0

		United Kingdom: 12.8%
989,906		Aviva PLC	7,898,101	1.2
530,620		BAE Systems PLC	3,686,194	0.6
787,340		BP PLC	6,326,278	1.0
147,170		Carillion PLC	887,604	0.1
374,121		CRH PLC	10,475,452	1.7
338,530		GlaxoSmithKline PLC	9,026,955	1.4
557,910		HSBC Holdings PLC	5,660,876	0.9
890,739	@	International Consolidated Airlines Group SA	6,197,040	1.0
1,484,747		Kingfisher PLC	10,438,863	1.7
206,790	@	Noble Corp. PLC	6,770,305	1.1
644,600		Serco Group PLC	4,524,225	0.7
1,051,247		Tesco PLC	5,184,842	0.8
1,105,225		Vodafone Group PLC	4,064,242	0.6
			81,140,977	12.8

		United States: 31.3%
61,480		American International Group, Inc.	3,074,615	0.5
80,890		Amgen, Inc.	9,976,973	1.6
151,820		Baker Hughes, Inc.	9,871,336	1.6
60,450		Best Buy Co., Inc.	1,596,485	0.2
437,900	@	Brocade Communications Systems, Inc.	4,646,119	0.7
28,050		Chevron Corp.	3,335,426	0.5
331,040		Cisco Systems, Inc.	7,418,606	1.2
201,720		Citigroup, Inc.	9,601,872	1.5
134,800		Comcast Corp. – Class A	6,742,696	1.1
95,865		CVS Caremark Corp.	7,176,454	1.1
46,200		FedEx Corp.	6,124,272	1.0
76,100	@	Forest Laboratories, Inc.	7,021,747	1.1
118,157		Halliburton Co.	6,958,266	1.1
294,440		Hewlett-Packard Co.	9,528,078	1.5
120,000		JPMorgan Chase & Co.	7,285,200	1.1
144,030		Medtronic, Inc.	8,863,606	1.4
178,530		Merck & Co., Inc.	10,135,148	1.6
341,580		Microsoft Corp.	14,001,364	2.2
260,670		Morgan Stanley	8,125,084	1.3
195,600	@,L	Navistar International Corp.	6,624,972	1.0
94,190		News Corp - Class A	1,621,952	0.3
65,900		Oracle Corp.	2,695,969	0.4
369,580		Pfizer, Inc.	11,870,910	1.9
139,870		SunTrust Bank	5,565,427	0.9
62,540		Target Corp.	3,784,295	0.6
13,822		Time Warner Cable, Inc.	1,896,102	0.3
169,560		Twenty-First Century Fox, Inc. Class A	5,420,833	0.9
60,870		United Parcel Service, Inc. - Class B	5,927,521	0.9
53,290		Verizon Communications, Inc. - VZC	2,534,466	0.4
36,900		Viacom - Class B	3,136,131	0.5
75,230		Walt Disney Co.	6,023,666	0.9
			198,585,591	31.3

	Total Common Stock
	(Cost $480,290,707)		613,328,321	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 2.2%
3,265,354	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,265,363, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,330,661, due 05/15/14-09/01/49)	3,265,354	0.5
3,265,354	Goldman Sachs & Co., Repurchase Agreement dated 03/31/14, 0.08%, due 04/01/14 (Repurchase Amount $3,265,361, collateralized by various U.S. Government Agency Obligations, 2.330%-6.500%, Market Value plus accrued interest $3,330,661, due 07/01/19-03/01/44)	3,265,354	0.5

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
952,722	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $952,723, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $971,778, due 04/15/14-08/15/40)	952,722	0.2
3,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $3,000,006, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $3,060,000, due 06/30/17)	3,000,000	0.5
3,265,354	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $3,265,363, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $3,330,661, due 04/01/14-05/01/47)	3,265,354	0.5
		13,748,784	2.2

	Total Short-Term Investments
	(Cost $13,748,784)	13,748,784	2.2

	Total Investments in Securities (Cost $494,039,491)	$627,077,105	98.8
	Assets in Excess of Other Liabilities	7,753,028	1.2
	Net Assets	$634,830,133	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $494,100,155.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$167,052,236
Gross Unrealized Depreciation	(34,075,286)

Net Unrealized Appreciation	$132,976,950

Sector Diversification	Percentage of Net Assets
Financials	20.8%
Health Care	15.5
Energy	15.1
Industrials	11.0
Information Technology	10.5
Consumer Discretionary	10.2
Telecommunication Services	6.2
Materials	5.1
Consumer Staples	2.2
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

VY Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,385,107	$–	$–	$6,385,107
Canada	9,130,003	–	–	9,130,003
China	1,151,750	10,103,057	–	11,254,807
Denmark	–	3,650,755	–	3,650,755
France	–	68,115,037	–	68,115,037
Germany	–	43,926,130	–	43,926,130
India	3,348,072	–	–	3,348,072
Israel	7,973,345	–	–	7,973,345
Italy	–	21,472,456	–	21,472,456
Japan	–	17,786,520	–	17,786,520
Netherlands	–	28,949,228	–	28,949,228
Portugal	–	7,690,840	–	7,690,840
Russia	2,954,515	6,608,074	–	9,562,589
Singapore	3,725,937	11,405,138	–	15,131,075
South Korea	–	23,255,141	–	23,255,141
Spain	–	6,121,930	–	6,121,930
Sweden	–	9,518,827	–	9,518,827
Switzerland	–	32,005,546	–	32,005,546
Taiwan	1,041,640	–	–	1,041,640
Thailand	–	648,319	–	648,319
Turkey	6,634,386	–	–	6,634,386
United Kingdom	11,294,530	69,846,447	–	81,140,977
United States	196,051,125	2,534,466	–	198,585,591
Total Common Stock	249,690,410	363,637,911	–	613,328,321
Short-Term Investments	–	13,748,784	–	13,748,784
Total Investments, at fair value	$249,690,410	$377,386,695	$–	$627,077,105

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014